As filed with the Securities and Exchange
                          Commission on August 17, 2007

                                    File No:

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-14


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No. [____]

                       Post-Effective Amendment No. [____]



                ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672



                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                               Seward & Kissel LLP
                              1200 G Street, N. W.
                                    Suite 350
                             Washington, D.C. 20005

Approximate Date of Proposed Public Offering:
 - As soon as practicable after this Registration Statement becomes effective.

 - It is proposed that this filing will become effective on September 17, 2007 pursuant to Rule 488 under the Securities Act of 1933.

                           -----------------------------

No filing fee is required because an indefinite number or shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                  CONTENTS OF FORM N-14 REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

     o Cover Sheet

     o Contents of Registration Statement

     o Letter to Shareholders

     o Notice of Special Meetings of Shareholders

     o Part A - Proxy Statement/Prospectus

     o Part B - Statement of Additional Information

     o Part C - Other Information

     o Signatures

     o Exhibits

[LOGO]

         ALLIANCEBERNSTEIN BOND FUND, INC. - ALLIANCEBERNSTEIN CORPORATE
                                 BOND PORTFOLIO
                     ALLIANCEBERNSTEIN HIGH YIELD FUND, INC.

                           1345 Avenue of the Americas
                            New York, New York 10105

                                                                [________], 2007

Dear Shareholders:

     The Boards of Directors (the "Directors") of AllianceBernstein Bond Fund, Inc. ("Bond Fund") and AllianceBernstein High Yield Fund, Inc. ("High Yield") are pleased to invite the shareholders of AllianceBernstein Corporate Bond Portfolio ("Corporate Bond"), a series of Bond Fund, and High Yield to a Joint Special Meeting of Shareholders of Corporate Bond and High Yield (the "Meeting") to be held on Friday, November 2, 2007. At this Meeting, we are asking shareholders of Corporate Bond and High Yield to approve the acquisition of the assets and liabilities of each fund (the "Acquisition") by AllianceBernstein Emerging Market Debt Fund, Inc. ("Emerging Market Debt"). (Corporate Bond and High Yield are each an "Acquired Fund" and collectively, the "Acquired Funds." Emerging Market Debt and the Acquired Funds are each a "Fund" and collectively, the "Funds.")

     The proposed acquisitions are described in more detail in the attached combined Prospectus/Proxy Statement. You should review the Prospectus/Proxy Statement carefully. If the shareholders of each Acquired Fund approve the Acquisitions by Emerging Market Debt, the Acquisitions are expected to take place [late in the last quarter of this year or early in 2008]. Each Acquired Fund's acquisition will not be contingent upon shareholder approval of the other Acquired Fund's acquisition.

     Emerging Market Debt, Corporate Bond and High Yield pursue the same investment objective, but Emerging Market Debt is less restricted by sector limitations than Corporate Bond or High Yield. After the proposed acquisitions, Emerging Market Debt (which will be renamed AllianceBernstein High Income Fund, Inc. in view of the recently approved broadening of its investment policies) will have complete flexibility to seek high income from foreign and domestic corporate and sovereign securities denominated either in U.S. Dollar or in local currencies. It will continue to invest substantially all of its assets in below investment grade securities. We anticipate that the proposed acquisitions will result in benefits to the shareholders of Corporate Bond and High Yield as are discussed more fully in the Prospectus/Proxy Statement. As a general matter, we believe that shareholders will benefit from the return opportunities offered by Emerging Market Debt's multi-sector investment approach while their investment will have reduced risk.

     The Directors of each Fund have considered, among other things, the investment objectives and strategies of the Funds, changes to the global fixed-income markets in recent years, expense ratio reductions for shareholders expected to result from the Acquisitions, the continuity of the portfolio management team, the comparison of fees for the Funds and the pro forma combined Fund, the cost of the Acquisitions, and the tax-free nature of the Acquisitions by Emerging Market Debt of the assets and liabilities of the Acquired Funds and have concluded that the Acquisitions are in the best interests of each Fund. The Directors of your Fund unanimously recommend that you vote "for" the proposed acquisition of your Fund by Emerging Market Debt.

     If the acquisition of Corporate Bond by Emerging Market Debt is approved by shareholders of Corporate Bond, each Corporate Bond shareholder will receive shares of Emerging Market Debt of the same class as the shares they currently own, which will have an aggregate net asset value ("NAV") equal to the aggregate NAV of the shareholder's shares in Corporate Bond. Corporate Bond would then cease operations and dissolve. Shareholders of Corporate Bond will not be assessed any sales charges or other shareholder fees in connection with the proposed acquisition.

     We welcome your attendance at the [November 2], 2007 Meeting. If you are unable to attend, we encourage you to authorize proxies to cast your votes. [________________] (the "Proxy Solicitor"), a proxy solicitation firm, has been selected to assist in the proxy solicitation process. If we have not received your proxy as the date of the Meeting approaches, you may receive a telephone call from the Proxy Solicitor to remind you to submit your proxy. No matter how many shares you own, your vote is important.

Sincerely,

Marc O. Mayer
President

  AllianceBernstein Bond Fund Inc. - AllianceBernstein Corporate Bond Portfolio
                     AllianceBernstein High Yield Fund, Inc.

              1345 Avenue of the Americas, New York, New York 10105

                NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS
                        SCHEDULED FOR [NOVEMBER 2], 2007

To the shareholders of AllianceBernstein Corporate Bond Portfolio ("Corporate Bond"), a series of AllianceBernstein Bond Fund, Inc. ("Bond Fund"), a Maryland corporation:

     Notice is hereby given that a Special Meeting of the Shareholders (the "Meeting") of Corporate Bond will be held at the office of the Fund, 1345 Avenue of the Americas, [___] Floor, New York, New York 10105 on [November 2], 2007 at [_________], Eastern Time, to consider and vote on the following Proposal, which is more fully described in the accompanying Prospectus/Proxy Statement dated August 16, 2007:

     1. To approve an Agreement and Plan of Acquisition and Liquidation (the "Plan") between AllianceBernstein Bond Fund, Inc., on behalf of AllianceBernstein Bond Fund, Inc.-AllianceBernstein Corporate Bond Portfolio, and AllianceBernstein Emerging Market Debt Fund, Inc. ("Emerging Market Debt"), providing for the acquisition by Emerging Market Debt of all of the assets and assumption of all of the liabilities of Corporate Bond in exchange for shares of Emerging Market Debt. A vote in favor of this proposal by the shareholders of Corporate Bond also will constitute a vote in favor of the dissolution of Corporate Bond and termination of its registration under the Investment Company Act of 1940.

     2. To transact any other business as may properly come before the Meeting and any adjournments thereof.

To the shareholders of AllianceBernstein High Yield Fund, Inc. ("High Yield"), a Maryland corporation:

     Notice is hereby given that a Special Meeting of the Shareholders (the "Meeting") of High Yield will be held at the office of the Fund, 1345 Avenue of the Americas, [___] Floor, New York, New York 10105 on [November 2], 2007 at [_________], Eastern Time, to consider and vote on the following Proposal, which is more fully described in the accompanying Prospectus/Proxy Statement dated August 16, 2007:

     1. To approve an Agreement and Plan of Acquisition and Liquidation (the "Plan") between AllianceBernstein High Yield Fund, Inc. and AllianceBernstein Emerging Market Debt Fund, Inc. ("Emerging Market Debt"), providing for the acquisition by Emerging Market Debt of all of the assets and assumption of all of the liabilities of High Yield in exchange for shares of Emerging Market Debt. A vote in favor of this proposal by the shareholders of High Yield also will constitute a vote in favor of termination of its registration under the Investment Company Act of 1940.

     2. To transact any other business as may properly come before the Meeting and any adjournments thereof.

     Any shareholder of record of Corporate Bond or High Yield at the close of business on August [__], 2007 (the "Record Date") is entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Proxies are being solicited on behalf of the Board of each Fund. Each shareholder who does not expect to attend the Meeting in person is requested to complete, date, sign and promptly return the enclosed Proxy Card, or to submit voting instructions by telephone at [_________].

                                        By Order of the Boards of Directors,

                                        Marc O. Mayer
                                        President

[_________], 2007

                             YOUR VOTE IS IMPORTANT

     Please indicate your voting instructions on the enclosed Proxy Card, sign and date it, and return it in the envelope provided, which needs no postage if mailed in the United States. You may by telephone authorize a proxy to vote your shares. To do so, please follow the instructions on the enclosed Proxy Card. Your vote is very important no matter how many shares you own. In order to save any additional costs of further proxy solicitation and to allow the Meeting to be held as scheduled, please complete, date, sign and return your Proxy Card promptly.

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner AllianceBernstein L.P.

                           PROSPECTUS/PROXY STATEMENT

         Acquisition of the Assets and Assumption of the Liabilities of

 ALLIANCEBERNSTEIN BOND FUND, INC. - ALLIANCEBERNSTEIN CORPORATE BOND PORTFOLIO
                     ALLIANCEBERNSTEIN HIGH YIELD FUND, INC.

                       By, and in Exchange for Shares of,

                ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND, INC.

                                [_________], 2007

                                TABLE OF CONTENTS

Questions and Answers                                                    [_____]
Summary                                                                  [_____]
     Comparison of the Fees                                              [_____]
     Comparison of Investment Advisory Fees                              [_____]
     Comparison of Investment Objectives and Policies                    [_____]
     Principal Risks                                                     [_____]
     Federal Income Tax Consequences                                     [_____]
     Comparison of Distribution and Purchase Procedures                  [_____]
     Service Providers                                                   [_____]
     Comparison of Business Structures                                   [_____]
Information about the Transactions                                       [_____]
     Introduction                                                        [_____]
     Description of the Plans                                            [_____]
     Reasons for the Acquisitions                                        [_____]
     Description of Securities to be Issued                              [_____]
     Dividends and Other Distributions                                   [_____]
     Surrender of Acquired Fund Stock Certificates                       [_____]
     Federal Income Tax Consequences                                     [_____]
     Capitalization Information                                          [_____]
Information about the Funds                                              [_____]
     Management of the Funds                                             [_____]
     Advisory Agreement and Fees                                         [_____]
     Distributor                                                         [_____]
     Other Service Providers                                             [_____]
Voting Information                                                       [_____]
Legal Matters                                                            [_____]
Experts                                                                  [_____]
Financial Highlights                                                     [_____]

Appendix A -- Fee Table                                                  [_____]
Appendix B -- Comparison of Investment Objectives and Policies           [_____]
Appendix C -- Fund Performance                                           [_____]
Appendix D -- Description of Principal Risks of the Funds                [_____]
Appendix E -- Certain Information Applicable to Class A, Class B,        [_____]
              Class C, Class R, Class K, Class I and Advisor Class
              Shares of Emerging Market Debt
Appendix F -- Other Information                                          [_____]
Appendix G -- Form of Agreement and Plan of Acquisition and              [_____]
              Liquidation between an Acquired Fund and
              AllianceBernstein
              Emerging Market Debt Fund, Inc.
Appendix H -- Capitalization                                             [_____]
Appendix I -- Legal Proceedings                                          [_____]
Appendix J -- Share Ownership Information                                [_____]
Appendix K -- Financial Highlights                                       [_____]

                              QUESTIONS AND ANSWERS

The following questions and answers provide an overview of key features of the proposed acquisitions and of the information contained in this Prospectus/Proxy Statement. Some of the information provided below and in this Prospectus/Proxy Statement applies to both AllianceBernstein Corporate Bond Portfolio ("Corporate Bond"), a series of AllianceBernstein Bond Fund, Inc. ("Bond Fund"), and AllianceBernstein High Yield Fund, Inc. ("High Yield") and some to only one Fund. You do not necessarily need to review information that does not apply to the fund in which you own shares unless, of course, you own shares in both funds. Where information applies only to one Fund, we have tried to identify the Fund to make it easier for you to focus on information that is relevant to your vote. Please review the full Prospectus/Proxy Statement prior to casting your vote.

1. What is this document and why did we send this document to you?

This is a combined Prospectus/Proxy Statement that provides you with information about the proposed acquisitions of the assets and liabilities of Corporate Bond and High Yield (each an "Acquisition" and together, the "Acquisitions") by AllianceBernstein Emerging Market Debt Fund, Inc. ("Emerging Market Debt"). (Corporate Bond and High Yield are each an "Acquired Fund" and collectively, the "Acquired Funds." Emerging Market Debt and the Acquired Funds are each a "Fund" and collectively, the "Funds.") This document also solicits votes of the respective shareholders of each Acquired Fund on the acquisition of Corporate Bond and High Yield by requesting that Corporate Bond and High Yield shareholders separately approve an Agreement and Plan of Acquisition and Liquidation dated [__________], 2007, between Emerging Market Debt and each of the Acquired Funds (each a "Plan" and collectively, the "Plans").

The Directors of Emerging Market Debt have recently approved revisions to the Fund's investment policies to give Emerging Market Debt complete flexibility to seek high income across sectors and currencies. For a more complete discussion of the investment policy revisions of Emerging Market Debt, see "Comparison of Investment Objectives and Policies" in Summary.

     o    Corporate Bond

On August 2, 2007, the Boards of Directors (the "Directors") of Corporate Bond and Emerging Market Debt approved and declared advisable the Acquisition of Corporate Bond by Emerging Market Debt and directed that the Acquisition be submitted to the shareholders for approval at a Special Meeting of Shareholders to be held on [November 2], 2007 (the "Meeting"). Shareholders of Corporate Bond are receiving this Prospectus/Proxy Statement because they own shares of Corporate Bond. Each shareholder of record of Corporate Bond as of the close of business on the record date has the right under applicable legal and regulatory requirements to vote on the Acquisition. The Acquisition will not occur unless it is approved by Corporate Bond shareholders. This Prospectus/Proxy Statement contains the information shareholders of Corporate Bond should know before voting on the proposed Acquisition of Corporate Bond by Emerging Market Debt.

     o    High Yield

On August 2, 2007, the Directors of High Yield and Emerging Market Debt approved and declared advisable the Acquisition of High Yield by Emerging Market Debt and directed that the Acquisition be submitted to the shareholders for approval at a Joint Special Meeting of Shareholders to be held on [November 2], 2007 (the "Meeting"). Shareholders of High Yield are receiving this Prospectus/Proxy Statement because they own shares of High Yield. Each shareholder of record of High Yield as of the close of business on the record date has the right under applicable legal and regulatory requirements to vote on the Acquisition. The Acquisition will not occur unless it is approved by High Yield shareholders. This Prospectus/Proxy Statement contains the information shareholders of High Yield should know before voting on the proposed Acquisition of High Yield by Emerging Market Debt.

Please note that each Acquisition is not contingent on the other Acquisition proposed in this Prospectus/Proxy Statement. Shareholders may contact a Fund at [1-800-221-5672] or write to a Fund at 1345 Avenue of the Americas, New York, NY 10105.

2. Who is eligible to vote on the Acquisition?

Shareholders of record at the close of business on August 23, 2007 (the "Record Date") are entitled to notice of and to vote at the Meeting or any adjournment or postponement of the Meeting. If you owned an Acquired Fund's shares on the Record Date, you have the right to vote even if you later sold your shares.

Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the Meeting, will be voted according to shareholders' instructions. If you sign and return a Proxy Card but do not fill in a vote, your shares will be voted "FOR" the Acquisition. If any other business properly comes before the Meeting, your shares will be voted at the discretion of the persons named as proxies.

3. How will the Acquisitions work?

Each Plan provides for (i) the transfer of all the assets of the Acquired Fund to Emerging Market Debt, (ii) the assumption by Emerging Market Debt of all the liabilities of the Acquired Fund and the subsequent redemption of shares of the Acquired Fund, (iii) the issuance to each Acquired Fund's shareholders of the equivalent class of shares of Emerging Market Debt, equal in aggregate net asset value ("NAV") to the NAV of their former Acquired Fund shares, and of the same class as their former Acquired Fund shares, and (iv) the cessation of operations and dissolution of the Acquired Fund.

As a shareholder of an Acquired Fund, you will receive the same class of shares of Emerging Market Debt as the shares you currently own, having an aggregate NAV equal to the aggregate NAV of the shareholder's shares in the Acquired Fund. The contingent deferred sales charge ("CDSC") period applicable to the Acquired Funds' shares prior to the Acquisition will continue to apply to the shares of Emerging Market Debt issued in the Acquisition. Shareholders of an Acquired Fund will not be assessed any sales charges or other shareholder fees in connection with the proposed Acquisition. The Acquisition will not occur unless it is approved by the shareholders of the Acquired Fund.

4. Why are the Acquisitions being proposed?

After considering the recommendation of the Adviser, the Boards of Directors of the Acquired Funds (the "Boards") concluded that participation by each of the Acquired Funds in the proposed Acquisitions is in the best interests of each of the Acquired Funds. The Boards also concluded that the proposed Acquisitions would benefit shareholders of each of the Acquired Funds by resulting in, among other things, a reduction in expenses and investment opportunities in a broader range of fixed-income securities, and would not dilute shareholders' interests. In reaching this conclusion, the Boards considered, among other things, the investment objectives and investment policies of the Funds, changes to the global fixed-income markets in recent years, expense ratio reductions expected to result from each of the Acquisitions, the continuity of the portfolio management team, the comparison of fees for the Funds and the pro forma combined Fund, the costs of the Acquisitions, and the tax-free nature of the Acquisitions.

5. When will the Acquisitions take place?

If the shareholders of each Acquired Fund approve the Acquisitions by Emerging Market Debt, then the Acquisitions are expected to take place [late in the last quarter of this year or early in 2008].

6. Where may I find additional information regarding the Funds?

Additional information about the Funds is available in the Statement of Additional Information ("SAI") dated [_________], 2007 that has been filed with the Securities and Exchange Commission ("SEC") in connection with this Prospectus/Proxy Statement. The SAI and each Fund's Annual Report to Shareholders, which contain audited financial statements for each of the Funds' fiscal years, are incorporated by reference into this Prospectus/Proxy Statement. In addition, the Funds' Semi-Annual Reports and the prospectus for each Fund dated February 1, 2007 (collectively, the "Prospectuses") are also incorporated by reference into this Prospectus/Proxy Statement.

Additional copies of the Annual and Semi-Annual Reports and the Prospectuses are available at www.allianceberstein.com and are also available, along with this Prospectus/Proxy Statement and SAI, upon request, without charge, by writing to the address or calling the telephone number listed below.

By Mail:            AllianceBernstein Investor Services, Inc.
                    P.O. Box 786003
                    San Antonio, TX 78278-6003

By Phone:           For Information: 1-800-221-5672
                    For Literature: 1-800-227-4618

All of this additional information is also available in documents filed with the SEC. You may view or obtain these documents from the SEC:

In Person:          at the SEC's Public Reference Room in Washington, DC

By Phone:           1-202-551-8090 (for information on the operations of the
                    Public Reference Room only)

By Mail: Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102 (duplicating fee required)

By Electronic Mail: publicinfo@sec.gov (duplicating fee required)

On the Internet:    www.sec.gov

Other Important Things to Note:

     o    You may lose money by investing in the Funds.

     o The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

                                    PROPOSAL
        APPROVAL OF AN AGREEMENT AND PLAN OF ACQUISITION AND LIQUIDATION
          BETWEEN EMERGING MARKET DEBT AND EACH OF THE ACQUIRED FUNDS

     On August 2, 2007, the Board of Directors of each Acquired Fund (the "Directors") declared advisable and voted to approve the Plan and the Acquisition applicable to it, subject to the approval of the shareholders of that Fund. Each Plan provides for (i) the transfer of all the assets of an Acquired Fund to Emerging Market Debt, (ii) the assumption by Emerging Market Debt of all the liabilities of the Acquired Fund and the subsequent redemption of shares of the Acquired Fund, (iii) the issuance to each Acquired Fund's shareholders of the equivalent class of shares of Emerging Market Debt, equal in aggregate NAV to the NAV of their former Acquired Fund shares, and (iv) the cessation of operations and dissolution of the Acquired Funds.

     Each Acquired Fund shareholder will receive the number of full and fractional shares of Emerging Market Debt having an aggregate NAV that, on the effective date of the Acquisition, is equal to the aggregate NAV of the shareholder's shares of the Acquired Fund. Shareholders of the Acquired Fund will recognize no gain or loss. If approved by the shareholders of the Acquired Fund, the Acquisition is expected to occur late in the last quarter of this year or early in 2008.

     The Acquisitions require shareholder approval. The shareholders of Corporate Bond and High Yield must each approve the Acquisition of the assets and liabilities of their respective Fund by Emerging Market Debt. Although the Directors are proposing that Emerging Market Debt acquire each of the Acquired Funds, the acquisition of one Acquired Fund is not contingent upon the acquisition of the other Acquired Fund. For each of Corporate Bond and High Yield, approval of the Acquisition requires the affirmative vote of the holders of a "majority of the outstanding voting securities" of the Acquired Fund, as defined in the 1940 Act. Under the 1940 Act, a vote of the holders of a majority of the outstanding voting securities of a Fund means the vote of the holders of the lesser of: (i) 67% or more of the outstanding shares of the Fund present at the Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

     A quorum for the transaction of business by the shareholders of Corporate Bond and High Yield at the Meeting will consist of the presence in person or by proxy of the holders of one-third of the shares of each Fund entitled to vote at the Meeting.

     The Directors of each Acquired Fund concluded that participation by its Fund in each proposed Acquisition is in the best interests of the Fund. The Directors also concluded that the proposed Acquisitions would not dilute shareholders' interests. In reaching this conclusion, the Boards considered, among other things, the investment objectives and investment policies of the Funds, changes to the global fixed-income markets in recent years, expense ratio reductions expected to result from each of the Acquisitions, the continuity of the portfolio management team, the comparison of fees for the Funds and the pro forma combined Fund, the costs of the Acquisitions, and the tax-free nature of the Acquisitions.

     For a more complete discussion of the factors considered by the Directors in approving the Acquisitions, see "Reasons for the Acquisitions" in Information About the Proposed Transactions.

                                     SUMMARY

     The following summary highlights differences between Emerging Market Debt and each Acquired Fund. This summary is not complete and does not contain all of the information that you should consider before voting on the Acquisition. For more complete information, please read this entire document. Note that certain information is presented as of April 30, 2007. At the July 31-August 2, 2007 Regular Board Meetings (the "Board Meetings"), the Fund's Adviser, AllianceBernstein L.P. represented to the Directors that, if the information was updated, it would not differ in any material respect.

     Corporate Bond is a diversified open-end investment company, with net assets, as of April 30, 2007, of $602 million, that invests primarily in corporate debt securities. High Yield is a diversified open-end investment company, with net assets as of April 30, 2007 of $201 million, that invests primarily in high yield debt securities, also known as "junk bonds", which are rated below investment grade.

     Emerging Market Debt is a non-diversified open-end investment company, with net assets as of April 30, 2007, of $393 million, that invests primarily in emerging market debt securities, substantially all of which may be below investment grade. AEMDF may invest in both corporate and government debt securities. As discussed below, the Directors of Emerging Market Debt have recently approved revisions to the Fund's investment policies to give Emerging Market Debt greater flexibility to seek high income across sectors and currencies.

     Emerging Market Debt has outperformed Corporate Bond and High Yield for the past one, five and ten (nine in the case of AHYF due to its inception in April, 2007) year periods. For example, Emerging Market Debt's average annual total return for its Class A shares for the one, five and ten year periods ending December 31, 2006 was 7.06%, 16.60%, and 10.91% and the comparable performance for Corporate Bond and High Yield was 0.17%, 4.70% and 5.32%, and 4.45%, 6.73%, and 3.94% (nine years), respectively.

Comparison of the Fees
----------------------

     The Acquisitions are expected to result in an operating expense ratio for the combined Fund that is lower than the current, actual operating expense ratio of any Fund. In addition, the Adviser has adopted an expense cap for Emerging Market Debt's Class A shares of .95% (with corresponding expense caps for other classes of shares). Thus, the Acquisitions would result in a significant reduction in expenses for the Acquired Funds. The following table illustrates the expected reduction in expenses for the Class A shares of each Fund, assuming that either or both Acquisitions are consummated.

                               Total Annual                        Projected Total
                              Expense Ratio        Pro Forma            Annual
                             (as of April 30,     Total Annual      Expense Ratio
                                   2007)         Expense Ratio      with Fee Cap*
--------------------         ----------------   ----------------   ----------------
Corporate Bond                     1.11%                 -                  -
High Yield                         1.23%                 -                  -
Emerging Market Debt               1.12%                 -                  -
Corporate Bond Acquisition
  Alone (pro forma)                   -               1.06%               .95%
High Yield Acquisition
  Alone (pro forma)                   -               1.08%               .95%
Combined Fund
  (pro forma)                         -               1.05%               .95%

* The Adviser has agreed to impose an expense ratio cap for Emerging Market Debt of .95% for Class A shares with corresponding caps for the other classes of shares. The cap is effective until October 31, 2009 and will continue thereafter for one-year periods unless the Adviser gives Emerging Market Debt notice of termination at least 60 days prior to the end of the Fund's fiscal year.

As the table indicates, the expenses per share, after waiver, would be reduced for Corporate Bond and High Yield shares by .16% and .28%, respectively whether or not either or both Acquisitions are consummated. The Fee Table, attached hereto as Appendix A, describes the fees and expense of each class of the Funds as of April 30, 2007 and includes pro forma expenses for the combined Fund assuming that the Acquisition is approved by shareholders of each Fund.

Comparison of Investment Advisory Fees
--------------------------------------

     The Funds pay advisory fees to the Adviser at the same rates, which are ..50% of the first $2.5 billion, .45% of the excess of $2.5 billion up to $5 billion and .40% of the excess over $5 billion. Although the fee rates are the same, Emerging Market Debt's advisory fee is potentially higher because it is based on net assets plus borrowings, while the advisory fees of Corporate Bond and High Yield are based on net assets only and do not include borrowings. However, in the past, Emerging Market Debt has not borrowed money for investment purposes.

Comparison of Investment Objectives and Policies
------------------------------------------------

     At the Board Meeting, the Directors of Emerging Market Debt approved revisions in Emerging Market Debt's investment policies to remove a number of non-fundamental investment restrictions that limit its ability to pursue opportunities across sectors and currencies. Under the policies approved by the Board, Emerging Market Debt will have complete flexibility to seek high income from foreign and domestic, corporate and sovereign securities denominated either in U.S. Dollar or in local currencies. The following policies of Emerging Market Debt were revised:

     o the Fund's policy to invest at least 80% of its net assets in emerging market debt securities will be eliminated;

     o the Fund will not be subject to a 35% limitation on investments in corporate debt securities;

     o the Fund will not be subject to the requirement to invest at least 65% of its net assets in sovereign debt obligations;

     o the Fund will not be subject to the limitation that it invest no more than 5% of its assets in securities denominated in any one currency other than the U.S. Dollar; and

     o the Fund will not be subject to the limitation that it invest no more than 25% of its assets in non-U.S. Dollar-denominated debt securities.

The Adviser expects that these broader guidelines will allow the combined Fund access to broader investment opportunities over time. In connection with these policy changes, the Board approved a change in Emerging Market Debt's name to AllianceBernstein High Income Fund, Inc. These policy changes will become effective on or about the expected effective time of the Acquisitions and will occur regardless of whether the Acquired Funds' shareholders approve the Acquisitions.

     All three Funds pursue the same investment objective: to maximize total return from price appreciation and income. All three Funds also have identical fundamental investment policies except in one respect. Emerging Market Debt is a non-diversified fund whereas Corporate Bond and High Yield are diversified. The following table shows the investment objective and principal investment strategies of each Fund:

                  Corporate Bond          High Yield        Emerging Market Debt  Revised Emerging
                                                                                  Market Debt
                                                                                  InvestmentPolicies
-------------- --------------------  ---------------------  --------------------  -------------------
  Investment   The Fund's            The Fund's             The Fund's                Same
  Objective    investment            investment objective   investment
               objective is to       is to maximize total   objective is to
               maximize total        returns from price     maximize total
               returns from price    appreciation and       returns from price
               appreciation and      income.                appreciation and
               income.                                      income.

  Principal    (i) The Fund invests  (i) The Fund           (i) The Fund           (i) The Fund
  Investment   under normal          invests, under         invests, under         will eliminate
  Strategies   circumstances, at     normal                 normal                 its 80% policy
               least 80% of its net  circumstances, at      circumstances, at      to investment in
               assets in corporate   least 80% of its net   least 80% of its       emerging market
               bonds and other       assets in high-yield   net assets in          debt securities.
               corporate debt        debt securities.       emerging market
               securities.                                  debt securities.



               (ii) The Fund is      (ii) The Fund is       (ii) The Fund is a     (ii) The Fund
               diversified.          diversified.           non-diversified,       will continue to
                                                            open-end investment    be
                                                            company.               non-diversified.

               (iii) The Fund        (iii) The Fund may     (iii) The Fund may     (iii) The Fund
               invests in            invest in corporate    invest up to 35% of    will be able to
               corporate debt        debt securities.       its net assets in      invest in
               securities.                                  corporate debt         corporate debt
                                                            securities.            securities
                                                                                   without
                                                                                   limitation.

               (iv) The Fund may     (iv) The Fund may      (iv) The Fund          (iv) The Fund
               invest up to 50% of   invest in U.S.         invests at least       will not longer
               its assets in         Dollar-denominated     65% of its total       be required to
               foreign (non-U.S.)    and non-U.S.           assets in sovereign    invest at least
               fixed-income          Dollar-denominated     debt obligations.      65% of its net
               securities and in     foreign fixed-income                          assets in
               sovereign debt        securities.            The Fund generally     sovereign debt
               obligations.  All                            invests in U.S.        obligations.
               of the Fund's                                Dollar-denominated
               investments,                                 sovereign debt         The Fund will be
               whether foreign or                           obligations and        able to invest,
               domestic, are U.S.                           corporate              without
               Dollar-denominated.                          fixed-income           limitation, in
                                                            securities.  The       non-U.S.
                                                            Fund may also          Dollar-denominated
                                                            invest in non-U.S.     securities and in
                                                            Dollar-denominated     securities
                                                            fixed-income           denominated in
                                                            securities but will    any one currency
                                                            invest no more than    other than the
                                                            5% of its assets in    U.S. Dollar.
                                                            securities
                                                            denominated in any
                                                            one currency other
                                                            than the U.S.
                                                            Dollar.

                                                            As an operating
                                                            policy, the Fund
                                                            will limit its
                                                            investments in
                                                            non-U.S.
                                                            Dollar-denominated
                                                            securities to no
                                                            more than 25% of
                                                            its assets

               (v) The Fund may      (v) The Fund invests   (v) The Fund           (v) The Fund will
               invest up to 35% of   at least 80% of its    invests                continue to invest
               its assets in below   assets in below        substantially all      substantially all
               investment grade      investment grade       of its assets in       of its assets in
               securities.           securities.            below investment       below investment
                                                            grade securities.      grade securities.

     Each of the Funds invests primarily in the fixed-income securities but, as noted in the table above, focus on different sectors of the bond market. All of the Funds may invest in foreign-fixed income securities, but Corporate Bond's investments are all U.S. Dollar-denominated, while High Yield and Emerging Market Debt have more flexibility to invest in non-U.S. Dollar-denominated securities. In addition, Corporate Bond's investments in below investment grade securities or junk bonds are limited to 35% of its net assets, while High Yield and Emerging Market Debt invest substantially all of their assets, in below investment grade securities. Corporate Bond and High Yield are diversified funds and Emerging Market Debt is currently, and expects to continue to be, non-diversified, which means it can invest more of its assets in a smaller number of issuers of fixed-income securities and means it may be a more risky investment. Currently, Emerging Market Debt's investment strategy is less restricted by sector limitations than Corporate Bond's or High Yield's and the Fund can pursue income opportunities from government, corporate, emerging market and high yield sources. A more detailed comparison of the investment strategies and policies of the Funds is provided in Appendix B and the historical performance of the Funds is provided in Appendix C. You can find additional information on the Funds in the SAI.

     The Directors of the Acquired Funds believe that the shareholders of the Acquired Funds should benefit over time from the broadened investment mandate of Emerging Market Debt. The Acquired Funds' shareholders should recognize that Emerging Market Debt's broader investment universe, both now and as it is proposed to be further broadened, may involve greater risk than that of the Acquired Funds. However, the Adviser believes that using a multi-sector approach will reduce these risks.

     The Adviser anticipates that virtually all of High Yield's securities will be retained by the combined Fund after the Acquisition, so that no portfolio repositioning will be required. The Adviser expects to reposition Corporate Bond's portfolio. The Adviser expects that the combined fund will retain at least 33% of Corporate Bond's portfolio. The remaining securities will be transferred or liquidated prior to the merger.

Principal Risks
---------------

     Each Fund is subject to market risk, interest rate risk, credit risk, inflation risk, foreign risk and currency risk. In addition, Emerging Market Debt is subject to emerging market risk and diversification risk. Emerging Market Debt may be a riskier investment, but, as noted above, the Adviser believes these risks will be reduced through the use of a diversified, multi-sector investment strategy. A description of each of these risks is provided in Appendix D.

Federal Income Tax Consequences
-------------------------------

     No gain or loss will be recognized by the Acquired Funds or their shareholders as a result of the Acquisitions. The aggregate tax basis of the shares of Emerging Market Debt received by a shareholder of the Acquired Funds (including any fractional shares to which the shareholder may be entitled) will be the same as the aggregate tax basis of the shareholder's shares of the Acquired Funds. The holding period of the shares of Emerging Market Debt received by a shareholder of the Acquired Funds (including any fractional share to which the shareholder may be entitled) will include the holding period of the shares of the Acquired Funds held by the shareholder, provided that such shares are held as capital assets by the shareholder of the Acquired Funds at the time of the Acquisitions. The holding period and tax basis of each asset of the Acquired Funds in the hands of Emerging Market Debt as a result of the Acquisitions will be the same as the holding period and tax basis of each such asset in the hands of the Acquired Funds prior to the Acquisitions. Provided that Corporate Bond shares and High Yield shares surrendered constitute capital assets in the hands of the shareholder, such gain or loss realized by the shareholder will be capital gain or loss upon disposition of the shares. This tax information is based on the advice of Seward & Kissel LLP, counsel to each of the Funds. It is a condition to the closing of the Acquisitions that such advice be confirmed in a written opinion of counsel. An opinion of counsel is not binding on the Internal Revenue Service.

     Corporate Bond has realized gains and substantial capital loss carryforwards, which will offset these gains. Corporate Bond's capital loss carryforwards will also offset any gains realized from its anticipated portfolio repositioning prior to the Acquisition. High Yield has realized gains and substantial capital loss carryforwards, which will offset these gains. No distribution of capital gains by Corporate Bond or High Yield is anticipated prior to the closing of the Acquisition.

     Corporate Bond has capital loss carryforwards, as of April 30, 2007, of approximately $284 million or $5.80 per share and High Yield has capital loss carryforwards, as of April 30, 2007, of approximately $348 million or $10.29 per share. Emerging Market Debt has no capital loss carryforwards. The combined Fund will have capital loss carryforwards of $632 million or $4.79 per share. As a result, the capital loss carryforwards available to Corporate Bond shareholders will be reduced somewhat, those available to High Yield shareholders will be reduced significantly, and those available to Emerging Market Debt shareholders will be increased significantly. The Acquisition of High Yield will, however, trigger the loss limitation provisions of section 382 of the Internal Revenue Code (the "Code"), which would subject the use of its capital loss carryforwards to an annual limitation for taxable years after the Acquisition. In any event, it is highly unlikely that the combined Fund, because it is a fixed-income fund, will be able to generate enough capital gains to be able to use all of these capital loss carryforwards before they expire.

     Additional tax considerations are discussed under the section on "Federal Income Tax Consequences" in Information About the Proposed Transactions.

Comparison of Distribution and Purchase Procedures
--------------------------------------------------

     The shares of each Fund are offered to a broad range of investors. Class A shares of each Fund are sold with a front-end sales load of up to 4.25% for purchases of less than $1,000,000. Class B shares are available at NAV without an initial sales charge. Your investment, however, is subject to a CDSC if you redeem shares within three years of purchase or, in the case of High Yield, if you redeem shares within four years of purchase. The CDSC varies depending on the number of years you hold the shares. Class C shares are also available at NAV without an initial sales charge. Your investment, however, is subject to a 1% CDSC if you redeem your shares within one year. Advisor Class shares may be purchased through a financial adviser at NAV.

     Class A, Class R, Class K and Class I shares of each Fund are available to certain group retirement plans at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund ("group retirement plans"), as follows: Class A shares are designed for group retirement plans with assets in excess of $10,000,000. Class A shares are also available at NAV to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees. Class R shares are designed for group retirement plans with plan assets up to $10,000,000 Class K shares are designed for group retirement plans with at least $1,000,000 in plan assets. Class I shares are designed for group retirement plans with at least $10,000,000 in plan assets and are available to certain investment advisory clients of the Adviser who invest at least $2 million in a Fund.

     The CDSCs applicable to shares of the Acquired Funds will continue to apply to Emerging Market Debt shares issued in each Acquisition. The CDSC period will be calculated from the date of the original purchase of the Acquired Funds' shares. A High Yield shareholder whose investment is four years old would continue to be charged a 1% CDSC if he or she redeemed the shares of Emerging Market Debt received in the Acquisition because High Yield has a longer CDSC period than Corporate Bond or Emerging Market Debt, whose shareholders could redeem their shares in the fourth year with no CDSC. In addition, High Yield Class B shares will convert to Class A shares after eight years in accordance with the High Yield conversion schedule, unlike Corporate and Emerging Market Debt Class B shares, which will convert to Class A shares after six years.

     Each Fund's Class A shares have a .30% distribution (Rule 12b-1) fee. The Class B and Class C shares of each Fund have a 1.00% distribution fee. Class R shares of each Fund have a .50% distribution fee and Class K shares of each Fund have a .25% distribution fee. The shares of each Fund may be exchanged for comparable classes of shares of other AllianceBernstein mutual funds. More information on distribution and purchase procedures of Emerging Market Debt is provided in Appendix E.

Service Providers
-----------------

     The Funds have the same service providers, which will continue in their capacity after the Acquisitions, with one exception. The Bank of New York, which is the custodian for High Yield and Emerging Market Debt, will serve in that capacity after the Acquisitions in lieu of Corporate Bond's current custodian, which is State Street Bank & Trust Company.

Comparison of Business Structures
---------------------------------

     Bond Fund, of which Corporate Bond is a series, High Yield and Emerging Market Debt are each organized as a Maryland corporation and are governed by their Charter, By-Laws and Maryland law. For more information on the comparison of the business structure of the Funds, see Appendix F.

                       INFORMATION ABOUT THE TRANSACTIONS

Introduction
------------

     This Prospectus/Proxy Statement is provided to you to solicit your proxy for exercise at the Meeting to approve the acquisition of the assets and assumption of the liabilities of each Acquired Fund by Emerging Market Debt and the subsequent termination of the Acquired Funds. The Meeting will be held at 1345 Avenue of the Americas, [____] Floor, New York, New York 10105 at [________], Eastern Time, on [November 2], 2007. This Prospectus/Proxy Statement, the accompanying Notice of the Special Meeting of Shareholders and the enclosed Proxy Card are being mailed to shareholders of the Acquired Funds on or about [________], 2007.

Description of the Plans
------------------------

     As provided in each Plan, Emerging Market Debt will acquire all the assets and assume all the liabilities of an Acquired Fund at the effective time of the Acquisition (the "Effective Time"). In return, Emerging Market Debt will issue, and an Acquired Fund will distribute to its shareholders, a number of full and fractional shares of Emerging Market Debt, determined by dividing the net value of all the assets of the Acquired Fund by the NAV of one share of Emerging Market Debt. For this purpose, the Plan provides the times for and methods of determining the net value of the assets of each Fund. The Plans provide that shareholders of an Acquired Fund will be credited with shares of Emerging Market Debt corresponding to the aggregate NAV of the Acquired Fund's shares that the shareholder holds of record at the Effective Time.

     Following the distribution of Emerging Market Debt shares, each Acquired Fund will redeem its outstanding shares, wind up its affairs, cease operations, and dissolve as soon as is reasonably possible after the Acquisition. In the event an Acquisition does not receive the required shareholder approval, the applicable Fund will continue its operations and its Directors will consider what future action, if any, is appropriate.

     The projected expenses of the Acquisitions, largely those for legal, accounting, printing and proxy solicitation expenses, are estimated to total approximately $505,000. The projected expenses will be borne by the Funds on a relative net asset basis in the amounts of approximately $258,202, $77,028 and $169,769 for Corporate Bond, High Yield and Emerging Market Debt, respectively.

     The Acquisitions are expected to occur [late in the last quarter of this year or early in 2008]. Each Acquisition is conditioned upon approval of the Plan by the shareholders of the applicable Fund and each such Fund satisfying the terms of the applicable Plan. Under applicable legal and regulatory requirements, none of Acquired Fund's shareholders will be entitled to exercise objecting shareholders' appraisal rights, i.e., to demand the fair value of their shares in connection with the Acquisition. Therefore, shareholders will be bound by the terms of the Acquisition under the Plan to which their Fund is a party.

     Completion of the Acquisition is subject to certain conditions set forth in each Plan, some of which may be waived by a party to the Plan. The Plan may be amended in any mutually agreed manner, except that no amendment may be made subsequent to the Meeting that materially alters the obligations of either party. The parties to the Plan may terminate the Plan by mutual consent and either party has the right to terminate the Plan under certain circumstances. Among other circumstances, either party may at any time terminate the Plan unilaterally upon a determination by the party's Board of Directors that proceeding with the Plan is not in the best interests of the Fund or its shareholders.

     A copy of a form of the Plan is attached as Appendix G.

Reasons for the Acquisitions
----------------------------

     At the Regular Meetings, the Adviser recommended that the Boards of Directors approve and recommend to the Funds' shareholders for their approval each of the proposed Plans and Acquisitions. The Directors considered the factors discussed below from the point of view of the interests of each Acquired Fund and its shareholders separately. After careful consideration, each Board of Directors (including all Directors who are not "interested persons" of the Fund, the Adviser or its affiliates) determined that the Acquisitions would be in the best interests of each Acquired Fund and that the interests of existing shareholders of the Funds would not be diluted as a result of the Acquisitions. The Directors have unanimously approved the Plan and Acquisitions and recommended that the shareholders of the Acquired Funds vote in favor of the Acquisition by approving the Plans.

     The Adviser presented the following reasons in favor of the Acquisitions:

     o Corporate Bond is a diversified open-end investment company, with net assets at April 30, 2007, of $602 million, that invests primarily in corporate debt securities, up to 35% of which can be below investment grade. High Yield is a diversified open-end investment company, with net assets at April 30, 2007, of $201 million, that invests primarily in high yield debt securities, also known as "junk bonds," which are rated below investment grade. Emerging Market Debt is a non-diversified open-end investment company, with net assets at April 30, 2007, of $393 million, that invests primarily in emerging market debt securities, substantially all of which may be below investment grade.

     o The Adviser discussed with the Directors that all three Funds pursue the same investment objective: to maximize total return from price appreciation and income. Emerging Market Debt, however, currently operates in a style closer to the Adviser's recommendation that the AllianceBernstein fixed-income funds evolve to multi-sector strategies than does either High Yield or Corporate Bond, which have investment policies reflecting a sector bias. Emerging Market Debt can pursue opportunities from government, corporate, emerging market and high yield sources. The Adviser noted that Emerging Market Debt has outperformed High Yield and Corporate Bond over the past one, five and ten (nine in the case of High Yield) year periods.

     o The Adviser discussed with the Board that it believed that the Acquisitions would benefit the Acquired Funds and their shareholders. The Adviser believed that the Acquired Funds' shareholders would benefit from the multi-sector strategy of Emerging Market Debt because it invests in a broader range of debt securities. The Adviser also believed that this benefit would be augmented by virtue of the non-fundamental policy changes that it recommended to, and were approved by, the Board, which would permit Emerging Market Debt to invest more of its assets in corporate debt and remove the restrictions that it invest at 80% of its assets in emerging market debt and no more than 25% of its assets in non-U.S. Dollar-denominated debt securities.

     o The Adviser discussed that Corporate Bond, launched in 1974, Emerging Market Debt, launched in 1994, and High Yield, launched in 1997, were each designed to provide high yields and the opportunity for appreciation given the secular outlooks for their specific sectors. Each of these investment premises held true and each of these services has provided exceptionally high yields at various point in time in their histories, albeit also with the high risk commensurate with single sector investing. The Adviser also noted that the goal of Emerging Market Debt investment strategy is to continue to find sources of high income, but using a multi-sector approach that will reduce risk.

     At the Board Meeting, the Directors (with the advice and assistance of independent counsel) also considered, among other things:

     o potential shareholder benefits, including the fact that total expenses of each class of shares of the combined Fund are expected to be significantly lower than the current expenses of comparable classes of shares of each of the Acquired Funds, particularly in light of the expense cap adopted by the Adviser for Emerging Market Debt's Class A shares of 0.95% (with corresponding expense caps for other classes of shares), which is effective until October 31, 2009 and will continue thereafter for one-year periods unless the Adviser gives Emerging Market Debt notice of termination at least 60 days prior to the end of the Fund's fiscal year;

     o the Adviser's plans with respect to the portfolio securities of Emerging Market Debt and the Acquired Funds, including the (i) anticipated retention of virtually all of High Yield's securities after its Acquisition; (ii) disposition of up to 2/3 of Corporate Bond's securities holdings prior to its Acquisition, for which disposition (if any) there will be no material transaction costs because Corporate Bond's securities are valued at bid prices and because the Adviser does not believe that there will be any market impact as a result of these sales; and (iii) investment by Emerging Market Debt of the cash acquired from Corporate Bond in accordance with Emerging Market Debt's revised investment guidelines for which the transaction costs are expected to be up to approximately $3.2 million, or .28% of the combined Fund's net assets (assuming both Acquisitions are completed), which will be borne by the combined Fund since all three Funds' shareholders are expected to benefit from the opportunities afforded by the new strategies and by the expected on-going reduction of operating expenses as a result of the Acquisition;

     o the current asset levels of the Acquired Funds and the combined pro forma asset levels of Emerging Market Debt;

     o the historical investment performance of the Funds, including the fact that Emerging Market Debt's investment performance over time has been better than that of the Acquired Funds;

     o the investment objectives and principal investment strategies of the Funds, as well as the fact that Emerging Market Debt is a multi-sector fund that may invest in a broader range of debt securities and the proposed changes to Emerging Market Debt's non-fundamental investment policies discussed above; and

     o the portfolio management teams for each of the Funds, which is the Adviser's Global Credit Investment Team for each of Corporate Bond and High Yield and is the Adviser's Global Fixed Income Investment Team for Emerging Market Debt, and that, following the Acquisitions, both teams will manage the combined Fund.

The Directors also considered, among other things:

     o the historical and pro forma tax attributes of the Acquired Funds, including that (i) both of the Acquired Funds have realized gains and substantial loss carryforwards, which will offset the gains realized as a result of the portfolio repositioning discussed above or otherwise; (ii) Emerging Market Debt has no capital loss carryforwards; (iii) after the Acquisitions, the capital loss carryforwards available to Corporate Bond shareholders will be reduced somewhat, those available to High Yield would be reduced significantly, and those available to Emerging Market Debt will increase significantly; and (iv) the availability of these capital loss carry forwards in the combined Fund may not be meaningful because they may be limited by the loss limitation provisions of the Code and because it is highly unlikely that the combined Fund, because it is a fixed-income fund, will be able to generate enough capital gains to able to use all of these capital loss carryforwards before they expire;

     o    the form of the Plan and the terms and conditions of the Acquisition;

     o the fact that each Acquired Fund pays advisory fees to the Adviser at the same rates, although Emerging Market Debt's advisory fee is potentially higher because it is based on net assets plus borrowings, while advisory fees of Corporate Bond and High Yield are based on net assets only and do not include borrowings; however, Emerging Market Debt has not historically borrowed money for investment purposes;

     o whether the Acquisition would result in the dilution of shareholders' interests;

     o the number of shareholder accounts and average account sizes of the Funds;

     o    changes in service providers that would result from the Acquisition;

     o the benefits of the Acquisition to the Adviser, which will benefit from the elimination of monitoring and administering the Acquired Funds;

     o the fact that Emerging Market Debt will assume all the liabilities of the Acquired Funds;

     o the fact that Emerging Market Debt will assume the unreimbursed distribution expenses that have not been reimbursed to the Acquired Funds' principal underwriter under the plans adopted by the Acquired Funds pursuant to Rule 12b-1 under the 1940 Act;

     o    the expected federal income tax consequences of the Acquisitions;

     o the fact that the costs of the Acquisitions will be borne on a relative net asset basis by the Funds; and

     o the fact that the Adviser has agreed to indemnify Emerging Market Debt for a three-year period against any undisclosed or other liabilities not disclosed or not reflected in the NAV of the Acquired Funds at the time of the Acquisitions, to reimburse Emerging Market Debt for any costs in connection with investigating any such liability, and to continue certain insurance coverage for the Acquired Funds for a six-year period.

     Also at the Board Meeting, the Board of Directors of Emerging Market Debt (comprised of the same persons as the Boards of the Acquired Funds) approved the proposed Plan. No vote of shareholders of Emerging Market Debt is required in connection with the Acquisition.

Description of Securities to be Issued
--------------------------------------

     o    Corporate Bond Acquisition

     Under the Corporate Bond Plan, Emerging Market Debt will issue additional shares of common stock of its Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I for distribution to Corporate Bond. Under its Charter and Bylaws, Emerging Market Debt may issue up to [_________] shares of common stock, par value $[.001] per share, for each of these Classes.

     When the acquisition of Corporate Bond by Emerging Market Debt is consummated, shareholders of Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I of Corporate Bond will receive corresponding class shares of Emerging Market Debt having an aggregate NAV equal to the aggregate NAV of the shareholder's shares in Corporate Bond.

     o    High Yield Acquisition

     Under the High Yield Plan, Emerging Market Debt will issue additional shares of common stock of its Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I for distribution to High Yield. Under its Charter and Bylaws, Emerging Market Debt may issue up to [_________] shares of common stock, par value $[.001] per share, for each of these Classes.

     When the acquisition of High Yield by Emerging Market Debt is consummated, shareholders of Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I of High Yield will receive corresponding class shares of Emerging Market Debt having an aggregate NAV equal to the aggregate NAV of the shareholder's shares in High Yield.

     Each share of Emerging Market Debt represents an equal proportionate interest with other shares of Emerging Market Debt. Each share has equal earnings, assets and voting privileges and is entitled to dividends and other distributions out of the income earned and gain realized on the assets belonging to Emerging Market Debt as authorized by the Board of Directors. Shares of Emerging Market Debt entitle their holders to one vote per full share and fractional votes for fractional shares held. Shares of Emerging Market Debt received by the Acquired Funds in the Acquisitions will be issued at NAV without a sales charge, fully paid and non-assessable.

Dividends and Other Distributions
---------------------------------

     On or before the Closing Date, as defined in the Plans, the Acquired Funds will, if necessary, declare and pay as a distribution substantially all their undistributed net investment income, net short-term capital gain, net long-term capital gain and net gains from foreign currency transactions as applicable to maintain their treatment as a regulated investment companies.

Surrender of Acquired Fund Stock Certificates
---------------------------------------------

     After a Plan's Effective Time, each holder of a certificate (or certificates) formerly representing shares of an Acquired Fund will not receive, upon surrender of the certificate, a certificate representing the number of Emerging Market Debt shares distributable as a result of an Acquisition since Emerging Market Debt will not issue certificates representing Emerging Market Debt shares in connection with the Acquisitions. Ownership of Emerging Market Debt's shares will be shown on the books of Emerging Market Debt's transfer agent. Promptly after a Plan's Effective Time, AllianceBernstein Investor Services, Inc. ("ABIS") will mail to Corporate Bond's and High Yield's certificate holders, instructions and a letter of transmittal for use in surrendering the certificate. Please do not send share certificates at this time. Although the certificates will be deemed for all purposes to evidence ownership of the equivalent number of Emerging Market Debt shares, no dividends will be paid to holders of certificates of an Acquired Fund until the holder surrenders the certificates in accordance with the instructions and letter of transmittal. Any dividends on Emerging Market Debt shares payable after the Effective Time will be paid to the certificate holder, without interest, when that holder surrenders an Acquired Fund share certificate for exchange.

Federal Income Tax Consequences
-------------------------------

     Subject to certain stated assumptions contained therein, each Acquired Fund will receive an opinion of Seward & Kissel LLP, its counsel, substantially to the following effect: (i) the Acquisition will constitute a "reorganization" within the meaning of section 368(a) of the Code and that an Acquired Fund and AEMDF will each be "a party to a reorganization" within the meaning of section 368(b) of the Code; (ii) a shareholder of an Acquired Fund will recognize no gain or loss on the exchange of the shareholder's shares of the Acquired Fund solely for shares of Emerging Market Debt; (iii) neither an Acquired Fund nor Emerging Market Debt will recognize any gain or loss upon the transfer of all of the assets of an Acquired Fund to Emerging Market Debt in exchange for shares of Emerging Market Debt and the assumption by Emerging Market Debt of the liabilities of an Acquired Fund pursuant to a Plan or upon the distribution of shares of Emerging Market Debt to shareholders of an Acquired Fund in exchange for their respective shares of an Acquired Fund; (iv) the holding period and tax basis of the assets of an Acquired Fund acquired by Emerging Market Debt will be the same as the holding period and tax basis that the Acquired Fund had in such assets immediately prior to the Acquisition; (v) the aggregate tax basis of shares of Emerging Market Debt received in connection with an Acquisition by each shareholder of an Acquired Fund (including any fractional share to which the shareholder may be entitled) will be the same as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefore; (vi) the holding period of shares of Emerging Market Debt received in connection with an Acquisition by each shareholder of an Acquired Fund (including any fractional share to which the shareholder may be entitled) will include the holding period of the shares of the Acquired Fund surrendered in exchange therefore, provided that such Acquired Fund shares constitute capital assets in the hands of the shareholder as of the Closing Date; and (vii) Emerging Market Debt will succeed to the capital loss carryovers of an Acquired Fund, if any, under section 381 of the Code, but the use by Emerging Market Debt of any such capital loss carryovers (and of capital loss carryovers of Emerging Market Debt) may be subject to limitation under section 383 of the Code. This opinion of counsel will not be binding on the Internal Revenue Service or a court and there is no assurance that the Internal Revenue Service or a court will not take a view contrary to those expressed in the opinion.

     Shareholders of an Acquired Fund are encouraged to consult their tax advisers regarding the effect, if any, of an Acquisition in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of an Acquisition, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of an Acquisition.

Capitalization Information
--------------------------

     For information on the existing and pro forma capitalization of the Funds, see Appendix H.

                           INFORMATION ABOUT THE FUNDS

     Emerging Market Debt is a non-diversified, open-end management investment company registered under the 1940 Act and organized as a Maryland corporation in 1994. Bond Fund, of which Corporate Bond is a series, and High Yield are each a diversified open-end management investment company registered under the 1940 Act and organized as a Maryland corporation in 1974 and 1997, respectively.

Management of the Funds
-----------------------

     The Board of Directors of each Fund, which is comprised of the same persons, directs the management of the business and affairs of the Funds. Each Board of Directors approves all significant agreements between the respective Fund and persons or companies furnishing services to it, including a Fund's agreements with the Adviser and the Fund's Adviser, custodian and transfer and dividend disbursing agent. The day-to-day operations of a Fund are delegated to its officers and the Fund's administrator, subject to the Fund's investment objective and policies and to general supervision by the Fund's Board of Directors. Subsequent to the consummation of the Acquisitions, the directors and officers of Emerging Market Debt will continue to serve as the directors and officers of the combined Fund.

     Messrs. Jeffrey Phlegar, Andrew M. Aran, Lawrence J. Shaw, and Gershon Distenfeld, the senior members of the Adviser's Global Credit Investment Team, are primarily responsible for day-to-day management of Corporate Bond's portfolios. Mr. Phelgar is an Executive Vice President of the Adviser with which he has been associated since prior to 2002. Messrs. Aran and Shaw are Senior Vice Presidents of the Adviser, with which they have been associated since prior to 2002. Mr. Distenfeld is a Vice President of the Adviser, with which he has been associated since prior to 2002.

     Messrs. Douglas J. Peebles, Andrew M. Aran, Joel J. McKoan and Gershon Distenfeld, the senior members of the Adviser's Global Credit Investment Team, are primarily responsible for day-to-day management of High Yield's portfolios. Mr. Peebles is an Executive Vice President of the Adviser, with which he has been associated since prior to 2002. Messrs. Aran and McKoan are Senior Vice Presidents of the Adviser, with which they have been associated since prior to 2002. Mr. Distenfeld is a Vice President of the Adviser, with which he has been associated since prior to 2002.

     Messrs. Paul J. DeNoon, Fernando Grisales, Michael L. Mon, Douglas J. Peebles, and Matthew S. Sheridan, the senior members of the Adviser's Global Fixed Income: Emerging Markets Investment Team, are primarily responsible for day-to-day management of Emerging Market Debt's portfolios. Mr. DeNoon is a Senior Vice President of the Adviser, with which he has been associated since prior to 2002. Mr. Grisales is an Assistant Vice President of the Adviser, with which he has been associated since prior to 2002. Mr. Mon is a Vice President of the Adviser, with which he has been associated since prior to 2002. Mr. Peebles is an Executive Vice President of the Adviser, with which he has been associated since prior to 2002. Mr. Sheridan is a Vice President of the Adviser, with which he has been associated since prior to 2002. Subsequent to the consummation of the Acquisitions, the Global Fixed Income Investment Team and the Global Credit Investment Team will, together, be primarily responsible for day-to-day management of the combined Fund. The Prospectuses provide additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio manager's ownership of securities in the Fund.

Advisory Agreement and Fees
---------------------------

     Each Fund's investment adviser is AllianceBernstein L.P. (the "Adviser"), 1345 Avenue of the Americas, New York, New York 10105. The Adviser is a leading international investment adviser managing client accounts with assets as of June 30, 2007 totaling more than $792.9 billion (of which more than $99.6 billion represented the assets of investment companies). As of June 30, 2007, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 50 of the nation's FORTUNE 100 companies), for public employee retirement funds in 37 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 41 registered investment companies managed by the Adviser, comprising 123 separate investment portfolios, currently have approximately 4.3 million shareholder accounts. The Adviser also serves as administrator for each Fund.

     Under each Fund's advisory agreement with the Adviser (the "Advisory Agreement"), the Adviser provides office space, investment advisory services, and order placement facilities for the Fund and pays all compensation of directors and officers of the Fund who are affiliated persons of the Adviser. The Funds pay advisory fees to the Adviser at the same rates, which are .50% of the first $2.5 billion, .45% of the excess of $2.5 billion up to $5 billion and ..40% of the excess over $5 billion. Although the fee rates are the same, Emerging Market Debt's advisory fee is potentially higher because it is based on net assets plus borrowings, while the advisory fees of Corporate Bond and High Yield are based on net assets only and do not include borrowings. However, in the past, Emerging Market Debt has not borrowed money for investment purposes.

     The Advisory Agreements by their terms continue in effect from year to year if such continuance is specifically approved, at least annually, by a majority vote of the directors of a Fund who neither are interested persons of the Fund nor have any direct or indirect financial interest in the Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval. A discussion regarding the basis for the Board of Directors approving the investment advisory contracts of Corporate Bond, High Yield and Emerging Market Debt is available in each Fund's Annual Report to Shareholders for fiscal years ended October 31, 2006, September 30, 2006, and October 31, 2006, respectively.

     The Adviser is the subject of certain legal proceedings instituted by the SEC and the Office of the New York Attorney General. A discussion of those proceedings is presented in Appendix I.

Distributor
-----------

     AllianceBernstein Investments, Inc. ("ABI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of each Fund's shares. Under a Distribution Services Agreement, each Fund pays distribution and service fees to the Distributor at an annual rate of up to .30% of each Fund's average daily net assets attributable to its Class A shares, 1.00% of each Fund's average daily net assets attributable to its Class B shares and 1.00% of each Fund's average daily net assets attributable to its Class C shares. The Distribution Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

Other Service Providers
-----------------------

     The Funds will have the same service providers after the Acquisitions with one exception. ABIS, an affiliate of the Adviser, provides shareholder services for the Funds. The Funds compensate ABIS for these services. State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02116, serves as custodian for Corporate Bond and The Bank of New York, 100 Church Street, New York, NY 10286, serves as custodian for High Yield and Emerging Market Debt. ABIS, P.O. Box 786003, San Antonio, TX 78278, serves as transfer agent for the Funds. After the Acquisitions, The Bank of New York and ABIS will serve, respectively, as custodian and transfer agent for the combined Fund.

                               VOTING INFORMATION

     The Board of Directors of each Fund has fixed the close of business on August 23, 2007 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting and at any adjournments thereof. Appendix J to this Prospectus/Proxy Statement lists the total number of shares outstanding as of that date for each class of each Acquired Fund entitled to vote at the Meeting. It also identifies holders of more than five percent of any class of shares of each Fund, and contains information about the executive officers and Directors of the Funds and their shareholdings in the Funds.

     Those shareholders who hold shares directly and not through a broker or nominee (that is, a shareholder of record) may authorize their proxies to cast their votes by completing a Proxy Card and returning it by mail in the enclosed postage-paid envelope as well as by telephoning toll free 1-800-[___]-[____]. Owners of shares held through a broker or nominee (who is the shareholder of record for those shares) should follow directions provided to the shareholder by the broker or nominee to submit voting instructions. Instructions to be followed by a shareholder of record to submit a proxy via telephone, including use of the Control Number on the shareholder's Proxy Card, are designed to verify shareholder identities, to allow shareholders to give voting instructions and to confirm that shareholder instructions have been recorded properly. Shareholders who authorize proxies by telephone should not also return a Proxy Card. A shareholder of record may revoke that shareholder's proxy at any time prior to exercise thereof by giving written notice to the Secretary of the Fund at 1345 Avenue of the Americas, New York, New York 10105, by authorizing a later-dated proxy (either by signing and mailing another Proxy Card or, by telephone as indicated above), or by personally attending and voting at the Meeting.

     Properly executed proxies may be returned with instructions to abstain from voting or to withhold authority to vote (an "abstention") or represent a broker "non-vote" (which is a proxy from a broker or nominee indicating that the broker or nominee has not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have the discretionary power to vote).

     Approval of the Acquisition for each of Corporate Bond and High Yield requires the affirmative vote of the holders of a "majority of the outstanding voting securities" of each Fund, as defined in the 1940 Act. Under the 1940 Act, a vote of the holders of a majority of the outstanding voting securities of a Fund means the vote of the holders of the lesser of: (i) 67% or more of the outstanding shares of the Fund present at the Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

     Abstentions and broker non-votes will be considered present for purposes of determining the existence of a quorum for the transaction of business but will have the effect of a vote against the Proposal. If any proposal, other than the Proposal to be voted on by the shareholders of each Fund, properly comes before the Meeting, the shares represented by proxies will be voted on all such proposals in the discretion of the person or persons voting the proxies. The Funds have not received notice of, and are not otherwise aware of, any other matter to be presented at the Meeting.

     A quorum for the transaction of business by the shareholders of each of Corporate Bond and High Yield at the Meeting will consist of the presence in person or by proxy of the holders of one-third of the shares of each Fund entitled to vote at the Meeting. In the event that a quorum is not represented at the Meeting or, even if a quorum is so present, in the event that sufficient votes in favor of the position recommended by the Board of Directors on the Proposal are not timely received, the Chairman of the Board of Directors may authorize, or the persons named as proxies may propose and vote for, one or more adjournments of the Meeting with no other notice than announcement at the Meeting, up to 120 days after the Record Date, in order to permit further solicitation of proxies. Shares represented by proxies indicating a vote against the Proposal will be voted against adjournment.

     Corporate Bond and High Yield have engaged [__________] (the "Proxy Solicitor"), [_________________], to assist in soliciting proxies for the Meeting. The Proxy Solicitor will receive a fee of $[_____] for its solicitation services, plus reimbursement of out-of-pocket expenses.

                                  LEGAL MATTERS

     The validity of the shares offered hereby will be passed upon for Corporate Bond and High Yield by Seward & Kissel LLP.

                                     EXPERTS

     The audited financial statements and financial highlights in the Prospectus/Proxy Statement and the SAI have been included in reliance on the reports of Ernst & Young LLP, 5 Times Square, New York, New York, 10036, the independent registered public accounting firm for the Funds, given on its authority as an expert in auditing and accounting.

                              FINANCIAL HIGHLIGHTS

     Financial highlights information for Emerging Market Debt is available at Appendix K.

     THE DIRECTORS OF YOUR FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE ACQUISITION OF THE ASSETS AND LIABILITIES OF YOUR FUND BY ALLIANCEBERNSTEIN
                        EMERGING MARKET DEBT FUND, INC.

                                   APPENDIX A

                                    FEE TABLE

     The purpose of the tables below is to assist an investor in understanding the various costs and expenses that a shareholder bears directly and indirectly from an investment in the Funds. The tables allow you to compare the sales charges, expenses of each Fund and estimates for the combined Fund in its first year following the Acquisition. The tables also include Annual Fund Operating Expenses and Expense Examples on a pro forma combined basis for each Acquisition assuming one, but not both, Acquired Fund is acquired by Emerging Market Debt.

Shareholder Fees
(fees paid directly from your investment)

                        AllianceBernstein Corporate Bond
                        --------------------------------

                                                            Advisor
                     Class A      Class B      Class C       Class       Class R      Class K      Class I
-----------------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Maximum Sales
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering
price)               4.25%(a)       None         None         None         None         None         None

Maximum Deferred
Sales Charge
(Load) (as a
percentage of
offering purchase
price or
redemption
proceeds,
whichever is
lower)               None(a)      3.00%(a)*    1.00%(a)**     None         None         None         None

Exchange Fee           None         None         None         None         None         None         None

     (a) Class A sales charges may be reduced or eliminated in certain circumstances, typically for large purchases. In some cases, however, a 1%, 1-year contingent deferred sales charge or CDSC may apply. CDSCs for Class A, B, and C shares may also be subject to waiver in certain circumstances.
     * Class B shares automatically convert to Class A shares after 6 years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the 3rd year.
     **   For Class C shares, the CDSC is 0% after the first year.

                          AllianceBernstein High Yield
                          ----------------------------

                                                            Advisor
                     Class A      Class B      Class C       Class       Class R      Class K      Class I
-----------------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Maximum Sales
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering
price)               4.25%(a)       None         None         None         None         None         None

Maximum Deferred
Sales Charge
(Load) (as a
percentage of
offering purchase
price or
redemption
proceeds,
whichever is
lower)               None(a)      4.00%(a)*    1.00%(a)**     None         None         None         None

Exchange Fee           None         None         None         None         None         None         None

     (a) Class A sales charges may be reduced or eliminated in certain circumstances, typically for large purchases. In some cases, however, a 1%, 1-year contingent deferred sales charge or CDSC may apply. CDSCs for Class A, B, and C shares may also be subject to waiver in certain circumstances.
     * Class B shares automatically convert to Class A shares after 8 years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the 4th year.
     **   For Class C shares, the CDSC is 0% after the first year.

                     AllianceBernstein Emerging Market Debt
                     --------------------------------------

                                                            Advisor
                     Class A      Class B      Class C       Class       Class R      Class K      Class I
-----------------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Maximum Sales
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering
price)               4.25%(a)       None         None         None         None         None         None

Maximum Deferred
Sales Charge
(Load) (as a
percentage of
offering purchase
price or
redemption
proceeds,
whichever is
lower)               None(a)      3.00%(a)*    1.00%(a)**     None         None         None         None

Exchange Fee           None         None         None         None         None         None         None

     (a) Class A sales charges may be reduced or eliminated in certain circumstances, typically for large purchases. In some cases, however, a 1%, 1-year contingent deferred sales charge or CDSC may apply. CDSCs for Class A, B, and C shares may also be subject to waiver in certain circumstances.
     * Class B shares automatically convert to Class A shares after 6 years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the 3rd year.
     **   For Class C shares, the CDSC is 0% after the first year.

                                  Combined Fund
                                  -------------

                                                                              Advisor
                      Class A     Class B(a)    Class B(b)      Class C        Class        Class R       Class K       Class I
-----------------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
Maximum Sales
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering
price)                4.25%(c)       None          None          None          None          None          None          None

Maximum Deferred
Sales Charge
(Load) (as a
percentage of
offering
purchase price
or redemption
proceeds,
whichever is
lower)                None(c)      3.00%(c)*     4.00%(c)**    1.00%(c)***     None          None          None          None

Exchange Fee           None          None          None          None          None          None          None          None

     (a) For former Corporate Bond shareholders and Emerging Market Debt shareholders.
     (b)  For former High Yield shareholders.
     (c) Class A sales charges may be reduced or eliminated in certain circumstances, typically for large purchases. In some cases, however, a 1%, 1-year contingent deferred sales charge or CDSC may apply. CDSCs for Class A, B, and C shares may also be subject to waiver in certain circumstances.
     * Class B shares automatically convert to Class A shares after 6 years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the 3rd year.
     ** Class B shares automatically convert to Class A shares after 8 years. The CDSC decreases 1.00% annually to 0% after the 4th year.
     ***  For Class C shares, the CDSC is 0% after the first year.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                           AllianceBernstein Corporate Bond
                           --------------------------------

                                                            Advisor
                        Class A     Class B     Class C     Class       Class R     Class K     Class I
--------------------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Management Fees              .50%        .50%        .50%        .50%        .50%        .50%        .50%
Distribution and/or
Service (12b-1) Fees         .30%       1.00%       1.00%       None         .50%        .25%        None
Other Expenses
Transfer Agent               .19%        .21%        .20%        .19%        .26%        .20%        .12%
Other Expenses               .12%        .13%        .12%        .12%        .13%        .08%        .13%
Total Other Expenses         .31%        .34%        .32%        .31%        .39%        .28%        .25%
Total Fund Operating
Expenses(a)                 1.11%       1.84%       1.82%        .81%       1.39%       1.03%        .75%

     (a) Does not reflect expenses attributable to costs of proxy solicitation that occurred in 2006.

                          AllianceBernstein High Yield
                          ----------------------------

                                                            Advisor
                        Class A     Class B     Class C     Class       Class R    Class K      Class I
--------------------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Management Fees              .50%        .50%        .50%        .50%        .50%        .50%        .50%
Distribution and/or
Service (12b-1) Fees         .30%       1.00%       1.00%       None         .50%        .25%       None
Other Expenses
Transfer Agent               .15%        .18%        .17%        .16%        .26%        .18%        .12%
Other Expenses               .32%        .33%        .32%        .32%        .31%        .41%        .32%
Total Other Expenses         .47%        .51%        .49%        .48%        .57%        .59%        .44%
Total Fund Operating
Expenses(a)                 1.27%       2.01%       1.99%        .98%       1.57%       1.34%        .94%

     (a) Does not reflect expenses attributable to costs of proxy solicitation that occurred in 2006.

                     AllianceBernstein Emerging Market Debt
                     --------------------------------------

                                                            Advisor
                        Class A     Class B     Class C     Class       Class R     Class K     Class I
--------------------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Management Fees              .50%        .50%        .50%        .50%        .50%        .50%        .50%
Distribution
and/or Service
(12b-1) Fees                 .30%       1.00%       1.00%       None         .50%        .25%       None
Interest Expense             .34%        .33%        .33%        .34%        .34%        .34%        .34%
Other Expenses
Transfer Agent               .14%        .16%        .14%        .14%        .26%        .20%        .12%
Other Expenses               .20%        .19%        .20%        .20%        .20%        .20%        .20%
Total Other Expenses         .34%        .35%        .34%        .34%        .46%        .40%        .32%
Total Fund Operating
Expenses(a)                 1.48%       2.18%       2.17%       1.18%       1.80%       1.49%       1.16%

      (a) Does not reflect expenses attributable to costs of proxy solicitation that occurred in 2006.

                                  Combined Fund
                                  -------------

                                                            Advisor
                        Class A     Class B     Class C     Class      Class R    Class K      Class I
--------------------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Management Fees              .50%        .50%        .50%        .50%        .50%        .50%        .50%
Distribution
and/or Service
(12b-1) Fees                 .30%       1.00%       1.00%       None         .50%        .25%       None
Interest Expense             .32%        .32%        .32%        .32%        .32%        .32%        .32%
Other Expenses
Transfer Agent               .16%        .16%        .16%        .16%        .26%        .20%        .12%
Other Expenses(a)            .08%        .08%        .08%        .08%        .08%        .08%        .08%
Total Other Expenses         .24%        .24%        .24%        .24%        .34%        .28%        .20%
Total Fund
Operating
Expenses,
including
Interest
Expense(b)                  1.36%       2.06%       2.06%       1.06%       1.66%       1.35%       1.02%
Waiver and/or
Expense
Reimbursement(c)            (.09)%      (.09)%      (.08)%      (.09)%      (.19)%      (.13)%      (.05)%
Net Expenses*               1.27%       1.97%       1.97%       0.97%       1.47%       1.22%        .97%

     (a)  Based on estimates.
     (b) Does not reflect expenses attributable to costs of proxy solicitation that occurred in 2006.
     (c) Reflects the Adviser's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through October 31, 2009 and then may be extended by the Adviser for additional one year terms.
     * If interest expense were excluded, net expenses would be .95%, 1.65%, 1.65%, .65%, 1.15%, .90% and .65% for Class A, Class B, Class C,
          Advisor Class, Class R, Class K and Class I, respectively.

     If only the Acquisition of Corporate Bond were to occur, the Total Annual Fund Operating Expenses of Emerging Market Debt on a pro forma combined basis would be as follows:

                                  Combined Fund
                                  -------------

                                                            Advisor
                        Class A     Class B     Class C     Class       Class R     Class K     Class I
--------------------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Management Fees              .50%        .50%        .50%        .50%        .50%        .50%        .50%
Distribution
and/or Service
(12b-1) Fees                 .30%       1.00%       1.00%       None         .50%        .25%       None
Interest Expense             .32%        .32%        .32%        .32%        .32%        .32%        .32%
Other Expenses
Transfer Agent               .16%        .16%        .16%        .16%        .26%        .20%        .12%
Other Expenses(a)            .09%        .09%        .09%        .09%        .09%        .09%        .09%
Total Other Expenses         .25%        .25%        .25%        .25%        .35%        .29%        .21%
Total Fund
Operating
Expenses,
including
Interest
Expense(b)                  1.37%       2.07%       2.07%       1.07%       1.67%       1.36%       1.03%
Waiver and/or
Expense
Reimbursement(c)            (.10)%      (.10)%      (.10)%      (.10)%      (.20)%      (.14)%      (.06)%
Net Expenses*               1.27%       1.97%       1.97%       0.97%       1.47%       1.22%        .97%

     (a)  Based on estimates.
     (b) Does not reflect expenses attributable to costs of proxy solicitation that occurred in 2006.
     (c) Reflects the Adviser's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through October 31, 2009 and then may be extended by the Adviser for additional one year terms.
     * If interest expense were excluded, net expenses would be .95%, 1.65%, 1.65%, .65%, 1.15%, .90% and .65% for Class A, Class B, Class C,
          Advisor Class, Class R, Class K and Class I, respectively.

     If only the Acquisition of High Yield were to occur, the Total Annual Fund Operating Expenses of Emerging Market Debt on a pro forma combined basis would be as follows:

                                  Combined Fund
                                  -------------

                                                            Advisor
                        Class A     Class B     Class C     Class       Class R     Class K     Class I
--------------------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Management Fees              .50%        .50%        .50%        .50%        .50%        .50%        .50%
Distribution
and/or Service
(12b-1) Fees                 .30%       1.00%       1.00%       None         .50%        .25%       None
Interest Expense             .32%        .32%        .32%        .32%        .32%        .32%        .32%
Other Expenses
Transfer Agent               .15%        .15%        .15%        .15%        .26%        .20%        .12%
Other Expenses(a)            .13%        .13%        .13%        .13%        .13%        .13%        .13%
Total Other Expenses         .28%        .28%        .28%        .28%        .39%        .33%        .25%
Total Fund
Operating
Expenses,
including
Interest
Expense(b)                  1.40%       2.10%       2.10%       1.10%       1.71%       1.40%       1.07%
Waiver and/or
Expense
Reimbursement(c)            (.13)%      (.13)%      (.13)%      (.13)%      (.24)%      (.18)%      (.10)%
Net Expenses*               1.27%       1.97%       1.97%        .97%       1.47%       1.22%        .97%

     (a)  Based on estimates.
     (b) Does not reflect expenses attributable to costs of proxy solicitation that occurred in 2006.
     (c) Reflects the Adviser's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through October 31, 2009 and then may be extended by the Adviser for additional one year terms.
     * If interest expense were excluded, net expenses would be .95%, 1.65%, 1.65%, .65%, 1.15%, .90% and .65% for Class A, Class B, Class C,
          Advisor Class, Class R, Class K and Class I, respectively.

EXAMPLE

     The Examples are to help you compare the cost of investing in each Fund with the cost of investing in the combined Fund on a pro forma combined basis. They assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that a Fund's operating expenses stay the same and that all dividends and distributions are reinvested.

                        AllianceBernstein Corporate Bond
                        --------------------------------

                                                                              Advisor
                  Class A    Class B+    Class B++   Class C+    Class C++     Class
--------------   ---------   ---------   ---------   ---------   ---------   ---------
After 1 Year     $     533   $     487   $     187   $     285   $     185   $      83

After 3 Years    $     763   $     679   $     579   $     573   $     573   $     259

After 5 Years    $   1,011   $     995   $     995   $     985   $     985   $     450

After 10 Years   $   1,719   $   1,792   $   1,792   $   2,137   $   2,137   $   1,002

+Assumes redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.
++Assumes no redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.

                   Class R     Class K     Class I
---------------   ---------   ---------   ---------

After 1 Year      $     142   $     105   $      77

After 3 Years     $     440   $     328   $     240

After 5 Years     $     761   $     569   $     417

After 10 Years    $   1,669   $   1,259   $     930

                          AllianceBernstein High Yield
                          ----------------------------

                                                                              Advisor
                  Class A    Class B+    Class B++   Class C+    Class C++     Class
--------------   ---------   ---------   ---------   ---------   ---------   ---------
After 1 Year     $     549   $     605   $     205   $     303   $     202   $     100

After 3 Years    $     811   $     834   $     634   $     627   $     624   $     312

After 5 Years    $   1,092   $   1,088   $   1,088   $   1,078   $   1,073   $     542

After 10 Years   $   1,894   $   2,147   $   2,147   $   2,317   $   2,317   $   1,201

+Assumes redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 8 years.
++Assumes no redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 8 years.

                   Class R     Class K     Class I
---------------   ---------   ---------   ---------

After 1 Year      $     160   $     136   $      96

After 3 Years*    $     496   $     425   $     300

After 5 Years*    $     855   $     734   $     520

After 10 Years*   $   1,867   $   1,613   $   1,155

*These examples assume that the Adviser's agreement to waive management fees and/or bear Fund expenses is not extended beyond its initial term.

                     AllianceBernstein Emerging Market Debt
                     --------------------------------------

                                                                              Advisor
                  Class A    Class B+    Class B++   Class C+    Class C++     Class
--------------   ---------   ---------   ---------   ---------   ---------   ---------
After 1 Year     $     569   $     521   $     221   $     320   $     220   $     120

After 3 Years    $     873   $     782   $     682   $     679   $     679   $     375

After 5 Years    $   1,199   $   1,169   $   1,169   $   1,164   $   1,164   $     649

After 10 Years   $   2,118   $   2,174   $   2,174   $   2,503   $   2,503   $   1,432

+Assumes redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.
++Assumes no redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.

                   Class R     Class K     Class I
---------------   ---------   ---------   ---------

After 1 Year      $     171   $     146   $     120

After 3 Years     $     530   $     452   $     375

After 5 Years     $     913   $     782   $     649

After 10 Years    $   1,987   $   1,713   $   1,432

                                  Combined Fund
                                  -------------

                                                                              Advisor
                  Class A    Class B+    Class B++   Class C+    Class C++     Class
--------------   ---------   ---------   ---------   ---------   ---------   ---------
After 1 Year     $     518   $     568   $     168   $     268   $     168   $      66

After 3 Years    $     758   $     764   $     564   $     564   $     564   $     253

After 5 Years    $   1,061   $   1,031   $   1,031   $   1,031   $   1,031   $     503

After 10 Years   $   1,920   $   2,142   $   2,142   $   2,322   $   2,322   $   1,218

+Assumes redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.
++Assumes no redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.

                   Class R     Class K     Class I
---------------   ---------   ---------   ---------

After 1 Year      $     117   $      92   $      66

After 3 Years     $     421   $     336   $     249

After 5 Years     $     803   $     651   $     489

After 10 Years    $   1,877   $   1,543   $   1,179

     The pro forma combined Examples detailed above assume that both Acquisitions occur. The tables below present the pro forma combined Examples assuming in each case that only one of the Acquired Funds approved the Acquisition.

     If only the Acquisition of Corporate Bond were to occur, the Examples of Emerging Market Debt on a pro forma combined basis would be as follows:

                                  Combined Fund
                                  -------------

                                                                              Advisor
                  Class A    Class B+    Class B++   Class C+    Class C++     Class
--------------   ---------   ---------   ---------   ---------   ---------   ---------
After 1 Year     $     518   $     568   $     168   $     268   $     168   $      66

After 3 Years    $     759   $     767   $     567   $     567   $     567   $     256

After 5 Years    $   1,064   $   1,037   $   1,037   $   1,037   $   1,037   $     510

After 10 Years   $   1,929   $   2,157   $   2,157   $   2,340   $   2,340   $   1,237

+Assumes redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.
++Assumes no redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.

                   Class R     Class K     Class I
---------------   ---------   ---------   ---------

After 1 Year      $     117   $      92   $      66

After 3 Years     $     423   $     339   $     251

After 5 Years     $     810   $     658   $     496

After 10 Years    $   1,896   $   1,562   $   1,198

     If only the Acquisition of High Yield were to occur, the Examples of Emerging Market Debt on a pro forma combined basis would be as follows:

                                  Combined Fund
                                  -------------

                                                                              Advisor
                  Class A    Class B+    Class B++   Class C+    Class C++     Class
--------------   ---------   ---------   ---------   ---------   ---------   ---------
After 1 Year     $     518   $     568   $     168   $     268   $     168   $      66

After 3 Years    $     762   $     769   $     569   $     569   $     568   $     258

After 5 Years    $   1,074   $   1,044   $   1,044   $   1,014   $   1,014   $     517

After 10 Years   $   1,956   $   2,177   $   2,177   $   2,358   $   2,358   $   1,257

+Assumes redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.
++Assumes no redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.

                   Class R     Class K     Class I
---------------   ---------   ---------   ---------

After 1 Year      $     117   $      92   $      66

After 3 Years     $     426   $     342   $     255

After 5 Years     $     820   $     668   $     506

After 10 Years    $   1,923   $   1,590   $   1,228

     The projected post-Acquisition pro forma Annual Fund Operating Expenses and Examples presented above are based upon numerous material assumptions. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which are beyond the control of Emerging Market Debt and the Adviser.

                                   APPENDIX B

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES


------------------ --------------------- --------------------- --------------------------- --------------------
                      Corporate Bond          High Yield          Emerging Market Debt        Merged Fund -
                                                                                             Policy Changes
                                                                                              from Emerging
                                                                                               Market Debt
------------------ --------------------- --------------------- --------------------------- --------------------
Investment         The Fund's            Same.                 Same.
Objective          investment
                   objective is to
                   maximize total
                   returns from price
                   appreciation and
                   income.
------------------ --------------------- --------------------- --------------------------- --------------------
                                         Investment Policies(1)
------------------ --------------------- --------------------- --------------------------- --------------------
Status             The Fund is a         The Fund is a         The Fund is a               The Merged Fund
                   series of an          diversified,          non-diversified, open-end   will continue to
                   open-end management   open-end investment   investment company.         be non-diversified.
                   investment company    company.
                   that is diversified.
------------------ --------------------- --------------------- --------------------------- --------------------
Rule 35d-1 -       The Fund invests,     The Fund invests,     The Fund invests, under     The Fund will be
80% Policy         under normal          under normal          normal circumstances, at    renamed
                   circumstances, at     circumstances, at     least 80% of its net        AllianceBernstein
                   least 80% of its      least 80% of its      assets in emerging market   High Income Fund,
                   net assets in         net assets in         debt securities.            Inc. and will
                   corporate bonds and   high-yield debt                                   eliminate its 80%
                   other corporate       securities.                                       policy to invest
                   debt securities.                                                        in emerging market
                                                                                           debt securities.
------------------ --------------------- --------------------- --------------------------- --------------------
Corporate          The Fund invests at   The Fund may invest   The Fund may invest up to   The Merged Fund
Securities         least 80% of its      in corporate debt     35% of its net assets in    will be able to
                   net assets in         securities.           corporate debt securities.  invest in
                   corporate debt                                                          corporate debt
                   securities.                                                             securities without
                                                                                           limitation.
------------------ --------------------- --------------------- --------------------------- --------------------
Foreign            The Fund may invest   The Fund may invest   The Fund invests at least   The Fund will no
Securities         up to 50% of its      in U.S.               65% of its total assets     longer be required
                   assets in foreign     Dollar-denominated    in sovereign debt           to invest at least
                   (non-U.S.)            and non-U.S. Dollar   obligations.                65% of its net
                   fixed-income          denominated foreign                               assets in
                   securities and in     fixed-income          The Fund generally          sovereign debt
                   sovereign debt        securities.           invests in U.S.             obligations.
                   obligations.                                Dollar-denominated
                                                               sovereign debt              The Fund will be
                   All of the Fund's                           obligations and corporate   able to invest in
                   investments,                                fixed-income securities.    securities
                   whether foreign or                          The Fund may also invest    denominated in any
                   domestic, are U.S.                          in non-U.S. Dollar          one currency other
                   Dollar-denominated.                         denominated fixed-income    than the U.S.
                                                               securities but will         Dollar without
                                                               invest no more than 5% of   limitation.
                                                               its assets in securities
                                                               denominated in any one      The Fund will be
                                                               currency other than the     able to investment
                                                               U.S. Dollar.                in non-U.S.
                                                                                           Dollar-denominated
                                                               As an operating policy,     securities without
                                                               the Fund will limit its     limitation.
                                                               investments in non-U.S.
                                                               Dollar-denominated
                                                               securities to no more
                                                               than 25% of its assets.
------------------ --------------------- --------------------- --------------------------- --------------------
Foreign                                  The Fund may buy                                  None.
Currencies                               and sell foreign
                                         currencies
                                         principally for the
                                         purpose of
                                         preserving the
                                         value of foreign
                                         securities or in
                                         anticipation of
                                         purchasing foreign
                                         securities.
------------------ --------------------- --------------------- --------------------------- --------------------
Below Investment   The Fund invests      The Fund invests in   Substantially all of the    None.
Grade Securities   primarily in          below investment      Fund's assets may be
                   fixed-income          grade debt            invested in lower-rated
                   securities that are   securities.           securities, which may
                   investment grade,                           include securities having
                   but also invests in                         the lowest rating for
                   below investment                            non-subordinated debt
                   grade securities.                           instruments and unrated
                                                               securities of equivalent
                                                               investment quality.  The
                                                               Fund may also invest in
                                                               investment grade
                                                               securities and unrated
                                                               securities.
------------------ --------------------- --------------------- --------------------------- --------------------
Mortgage-Related   The                   Same.                 Same.                       None.
and Other          mortgage-related
Asset-Backed       securities in which
Securities         the Fund may invest
                   typically are
                   securities
                   representing
                   interests in pools
                   of mortgage loans
                   made by lenders
                   such as savings and
                   loan associations,
                   mortgage bankers
                   and commercial
                   banks and are
                   assembled for
                   investors by
                   governmental,
                   government-related
                   or private
                   organizations.
                   These securities
                   may include
                   pass-through
                   mortgage-related
                   securities,
                   collateralized
                   mortgage
                   obligations
                   ("CMOs"), CMO
                   residuals,
                   adjustable-rate
                   mortgage
                   securities,
                   stripped
                   mortgage-backed
                   securities,
                   commercial
                   mortgage-backed
                   securities, "to be
                   announced"
                   mortgage-backed
                   securities,
                   mortgage dollar
                   rolls,
                   collateralized
                   obligations and
                   other securities
                   that directly or
                   indirectly
                   represent a
                   participation in or
                   are secured by and
                   payable from
                   mortgage loans on
                   real property and
                   other assets.

                   Other asset-backed
                   securities in which
                   the Fund may invest
                   include
                   collateralized debt
                   obligations
                   ("CDOs"), which
                   include
                   collateralized bond
                   obligations
                   ("CBOs"),
                   collateralized loan
                   obligations
                   ("CLOs") and other
                   similarly
                   structured
                   securities.
------------------ --------------------- --------------------- --------------------------- --------------------
Structured         The Fund may invest   Same.                 Same.                       None.
Securities         in securities
                   issued in
                   structured
                   financing
                   transactions, which
                   generally involve
                   aggregating types
                   of debt assets in a
                   pool or special
                   purpose entity and
                   issuing new
                   securities.
------------------ --------------------- --------------------- --------------------------- --------------------
Inflation-         The Fund may invest   Same.                 Same.                       None.
Protected          in inflation-
Securities         protected
                   securities.
------------------ --------------------- --------------------- --------------------------- --------------------
Derivatives -      The Fund may          Same.                 Same.                       None.
General            invest, without
                   limit, in
                   derivatives, such
                   as options,
                   futures, forwards
                   or swap agreements.
------------------ --------------------- --------------------- --------------------------- --------------------
Futures            The Fund will not     Same.                 Same.                       None.
Contracts and      purchase or sell
Options on         commodities
Futures Contracts  regulated by the
                   Commodity Futures
     General       Trading Commission
                   under the Commodity
                   Exchange Act or
                   commodities
                   contracts except
                   for futures
                   contracts and
                   options on futures
                   contracts. (F)
------------------ --------------------- --------------------- --------------------------- --------------------
Futures            Futures contracts     Same.                 Same.                       None.
Contracts and      that the Fund may
Options on         buy and sell may      In addition, the      In addition, the Fund may
Futures Contracts  include futures       Fund may engage in    engage in currency
                   contracts on          currency              "cross-hedging."
     Specific      fixed-income or       "cross-hedging."
                   other securities,
                   and contracts based
                   on interest rates
                   or financial
                   indices, including
                   any index of U.S.
                   Government
                   securities.

                   Options on futures
                   contracts written
                   or purchased by the
                   Fund will be traded
                   on U.S. exchanges
                   and will be used
                   only for hedging
                   purposes.
------------------ --------------------- --------------------- --------------------------- --------------------
Foreign Currency                         The Fund may          The Fund may purchase and   None.
Futures Contracts                        purchase and sell     sell foreign currency
                                         foreign currency      futures contracts.
                                         futures contracts.
------------------ --------------------- --------------------- --------------------------- --------------------
Options            The Fund may write    Same.                 Same.                       None.
                   and purchase call
                   and put options on
                   securities.  The
                   Fund may also write
                   combinations of put
                   and call options on
                   the same security,
                   known as
                   "straddles," with
                   the same exercise
                   and expiration
                   date.  The Fund may
                   purchase or write
                   options on
                   securities of the
                   types in which it
                   is permitted to
                   invest in privately
                   negotiated
                   transactions.

                   The Fund may write
                   call and put
                   options and
                   purchase call and
                   put options on
                   securities indices.

                   The Fund may invest
                   in options on
                   foreign currencies
                   that are privately
                   negotiated or
                   traded on U.S. or
                   foreign exchanges
                   for hedging
                   purposes or to
                   increase income.
------------------ --------------------- --------------------- --------------------------- --------------------
Forward Contracts  The Fund may invest   Same.                 Same.                       None.
                   in forward
                   contracts,
                   including the
                   purchase or sale of
                   forward currency
                   exchange contracts.
------------------ --------------------- --------------------- --------------------------- --------------------
Swap Transactions  The Fund may enter    Same except --        Same except --              None.
                   into interest rate
                   swap, cap or floor
                   transactions, which
                   may include
                   preserving a return
                   or spread on a
                   particular
                   investment or
                   portion of its
                   portfolio or
                   protecting against
                   an increase in the
                   price of securities
                   the Fund
                   anticipates           The Fund will not     No limitation with          None.
                   purchasing at a       enter into a credit   respect to credit default
                   later date.  The      default swap if the   swaps.
                   Fund also may         swap provides for
                   invest in credit      settlement by
                   default swap          physical delivery
                   agreements,           and such delivery
                   currency swaps and    would result in the
                   interest rate         Fund investing less
                   transaction futures.  than 80% of its net
                                         assets in high
                   The Fund will not     yield debt
                   enter into a credit   securities or more
                   default swap if the   than 10% of its
                   swap provides for     total assets in
                   settlement by         securities rated
                   physical delivery     lower than B3 or B-.
                   and such delivery
                   would result in the
                   Fund investing less
                   than 80% of its net
                   assets in corporate
                   bonds and other
                   corporate debt
                   securities.
------------------ --------------------- --------------------- --------------------------- --------------------
Preferred Stock    The Fund may invest   Same.                 Same.                       None.
                   in preferred stock.
------------------ --------------------- --------------------- --------------------------- --------------------
Repurchase         The Fund may enter    Same.                 Same.                       None.
Agreements         into repurchase
                   agreements
                   pertaining to the
                   types of securities
                   in which it invests
                   with member banks
                   of the Federal
                   Reserve System or
                   "primary dealers"
                   in such
                   securities.  There
                   is no percentage
                   restriction on the
                   Fund's ability to
                   enter into
                   repurchase
                   agreements.
                   Currently, the Fund
                   intends to enter
                   into repurchase
                   agreements only
                   with its custodian
                   and such primary
                   dealers.
------------------ --------------------- --------------------- --------------------------- --------------------
Variable and       The Fund may invest   Same.                 Same.                       None.
Floating Rate      in variable,
Instruments        floating and
                   inverse floating
                   rate instruments.
------------------ --------------------- --------------------- --------------------------- --------------------
Forward            The Fund may enter    Same.                 Same.                       None.
Commitments and    into forward
When-Issued,       commitments for the
Delayed Delivery   purchase or sale of
Securities         securities.  Such
                   transactions may
                   include purchases
                   on a "when-issued"
                   basis or purchases
                   or sales on a
                   "delayed delivery"
                   basis.
------------------ --------------------- --------------------- --------------------------- --------------------
Zero Coupon        The Fund may invest   Same.                 Same.                       None.
Securities         in zero coupon
                   Treasury
                   securities.  The
                   Fund may also
                   invest in zero
                   coupon securities
                   issued by U.S.
                   Government agencies
                   or
                   instrumentalities
                   that are supported
                   by the full faith
                   and credit of the
                   United States.
------------------ --------------------- --------------------- --------------------------- --------------------
Reverse            The Fund may enter    Same.                 Same.                       None.
Repurchase         into reverse
Agreements and     repurchase
Dollar Rolls       agreements and
                   dollar rolls,
                   subject to the
                   Fund's limitations
                   on borrowings.
------------------ --------------------- --------------------- --------------------------- --------------------
Loan               The Fund may invest   Same.                 Same.                       None.
Participations     in corporate loans
                   either by
                   participating as
                   co-lender at the
                   time the loan is
                   originated or by
                   buying an interest
                   in the loan in the
                   secondary market
                   from a financial
                   institution or
                   institutional
                   investor.
------------------ --------------------- --------------------- --------------------------- --------------------
Standby            The Fund will enter   Same.                 Same.                       None.
Commitments        into standby
                   commitment
                   agreements only for
                   the purpose of
                   investing in the
                   security underlying
                   the commitment at a
                   yield and price
                   considered
                   advantageous to the
                   Fund and
                   unavailable on a
                   firm commitment
                   basis.
------------------ --------------------- --------------------- --------------------------- --------------------
Other Investment   The Fund may invest   Same.                 Same.                       None.
Companies          in securities of
                   other investment
                   companies,
                   including
                   exchange-traded
                   funds, to the
                   extent permitted
                   under the 1940 Act
                   or the rules and
                   regulations
                   hereunder (as such
                   statute, rules or
                   regulations may be
                   amended from time
                   to time) or by
                   guidance regarding,
                   interpretations of,
                   or exemptive orders
                   under, the 1940 Act
                   or the rules or
                   regulations
                   thereunder
                   published by
                   appropriate
                   regulatory
                   authorities.  The
                   Fund intends to
                   invest uninvested
                   cash balances in an
                   affiliated money
                   market fund as
                   permitted by Rule
                   12d1-1 under the
                   1940 Act.
------------------ --------------------- --------------------- --------------------------- --------------------
Illiquid           The Fund will limit   Same.                 Same.                       None.
Securities         its investments in
                   illiquid securities
                   to no more than 15%
                   of its net assets
                   or such other
                   amount permitted by
                   guidance regarding
                   the 1940 Act.
------------------ --------------------- --------------------- --------------------------- --------------------
Margin             The Fund may not      Same.                 Same.                       None.
                   purchase securities
                   on margin, except
                   (i) as otherwise
                   provided under
                   rules adopted by
                   the Commission
                   under the 1940 Act
                   or by guidance
                   regarding the 1940
                   Act, or
                   interpretations
                   thereof, and (ii)
                   that the Portfolio
                   may obtain such
                   short-term credits
                   as are necessary
                   for the clearance
                   of portfolio
                   transactions, and
                   the Portfolio may
                   make margin
                   payments in
                   connection with
                   futures contracts,
                   options, forward
                   contracts, swaps,
                   caps, floors,
                   collars and other
                   financial
                   instruments.
                   (Operating Policy.)
------------------ --------------------- --------------------- --------------------------- --------------------
Future             The Fund may take     Same.                 Same.                       None.
Developments       advantage of other
                   investment
                   practices that are
                   not presently
                   contemplated for
                   use by the Fund or
                   which are not
                   currently available
                   but that may be
                   developed, to the
                   extent that such
                   investment
                   practices are
                   consistent with the
                   Fund's investment
                   objective and
                   legally permissible
                   for the Fund.
------------------ --------------------- --------------------- --------------------------- --------------------
Short Sales        The Fund may make     Same.                 Same.                       None.
                   short sales a part
                   of overall
                   portfolio
                   management or to
                   offset a potential
                   decline in the
                   value of a security.
------------------ --------------------- --------------------- --------------------------- --------------------
Securities         For the purposes of   Same.                 Same.                       None.
Lending            achieving income,
                   the Fund may make
                   secured loans of
                   portfolio
                   securities to
                   brokers, dealers
                   and financial
                   institutions,
                   provided a number
                   of conditions are
                   satisfied,
                   including that the
                   loan is fully
                   collateralized.
                   The Fund may pay
                   reasonable
                   finders',
                   administrative, and
                   custodial fees in
                   connection with a
                   loan.
------------------ --------------------- --------------------- --------------------------- --------------------
Borrowing          The Fund may borrow   Same.                 Same.                       None.
                   for temporary
                   purposes to
                   repurchase its
                   shares to meet
                   redemption requests
                   in an amount not
                   exceeding 5% of the
                   value of the total
                   assets of the Fund.

                   The Fund may use
                   borrowings for
                   investment purposes
                   subject to the
                   limit imposed by
                   the 1940 Act, which
                   is up to 33-1/3% of
                   the Fund's assets.

                   The Fund may not
                   issue any senior
                   security (as that
                   term is defined in
                   the Investment
                   Company Act of
                   1940, as amended
                   (the "1940 Act"))
                   or borrow money,
                   except to the
                   extent permitted by
                   the 1940 Act or the
                   rules and
                   regulations
                   thereunder (as such
                   statute, rules or
                   regulations may be
                   amended from time
                   to time) or by
                   guidance regarding,
                   or interpretations
                   of, or exemptive
                   orders under, the
                   1940 Act or the
                   rules or
                   regulations
                   thereunder
                   published by
                   appropriate
                   regulatory
                   authorities.  For
                   the purposes of
                   this restriction,
                   margin and
                   collateral
                   arrangements,
                   including, for
                   example, with
                   respect to
                   permitted
                   borrowings,
                   options, futures
                   contracts, options
                   on futures
                   contracts and other
                   derivatives such as
                   swaps, are not
                   deemed to be the
                   issuance of a
                   senior security.
                   (F)
------------------ --------------------- --------------------- --------------------------- --------------------
Issuer             As a fundamental      Same.                                             The Merged Fund
Concentration      policy, the Fund is                                                     will continue to
                   diversified.  This                                                      be non-diversified.
                   means that at least
                   75% of the Fund's
                   assets consist of
                   cash or cash items;
                   government
                   securities;
                   securities of other
                   investment
                   companies; and
                   securities of any
                   one issuer that
                   represent not more
                   than 10% of the
                   outstanding voting
                   securities of the
                   issuer of the
                   securities and not
                   more than 5% of the
                   total assets of the
                   Fund. (F)
------------------ --------------------- --------------------- --------------------------- --------------------
Lending            The Fund may not      Same.                 Same.                       None.
                   make loans except
                   through (i) the
                   purchase of debt
                   obligations in
                   accordance with its
                   investment
                   objectives and
                   policies; (ii) the
                   lending of
                   portfolio
                   securities; (iii)
                   the use of
                   repurchase
                   agreements; or (iv)
                   the making of loans
                   to affiliated funds
                   as permitted under
                   the 1940 Act, the
                   rules and
                   regulations
                   thereunder (as such
                   statutes, rule or
                   regulations may be
                   amended from time
                   to time), or by
                   guidance regarding,
                   and interpretations
                   of, or exemptive
                   orders under, the
                   1940 Act. (F)
------------------ --------------------- --------------------- --------------------------- --------------------
Underwriting       The Fund may not      Same.                 Same.                       None.
                   act as an
                   underwriter of
                   securities, except
                   that the Portfolio
                   may acquire
                   restricted
                   securities under
                   circumstances in
                   which, if such
                   securities were
                   sold, the Portfolio
                   might be deemed to
                   be an underwriter
                   for purposes of the
                   Securities Act of
                   1933, as amended.
                   (F)
------------------ --------------------- --------------------- --------------------------- --------------------
Industry           The Fund may not      Same.                 Same.                       None.
Concentration      concentrate
                   investments in an
                   industry, as
                   concentration may
                   be defined under
                   the 1940 Act or the
                   rules and
                   regulations
                   thereunder (as such
                   statute, rules or
                   regulations may be
                   amended from time
                   to time) or by
                   guidance regarding,
                   interpretations of,
                   or exemptive orders
                   under, the 1940 Act
                   or the rules or
                   regulations
                   thereunder
                   published by
                   appropriate
                   regulatory
                   authorities. (F)
------------------ --------------------- --------------------- --------------------------- --------------------
Real Estate        The Fund may not      Same.                 Same.                       None.
                   purchase or sell
                   real estate except
                   that it may dispose
                   of real estate
                   acquired as a
                   result of the
                   ownership of
                   securities or other
                   instruments.  This
                   restriction does
                   not prohibit the
                   Portfolio from
                   investing in
                   securities or other
                   instruments backed
                   by real estate or
                   in securities of
                   companies engaged
                   in the real estate
                   business. (F)
------------------ --------------------- --------------------- --------------------------- --------------------

--------------------------
(1) Policies with the notation "F" are fundamental policies.

                                   APPENDIX C

                                FUND PERFORMANCE

     The charts below show the percentage gain or loss in each calendar year for the ten-year period ended December 31, 2006, for Class A shares of each Fund.

     They should give you a general idea of how each Fund's return has varied from year to year. The charts include the effects of Fund expenses, but not applicable sales charges. Returns would be lower if any applicable sales charges were included. The calculations of annual total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Performance results included the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance is not an indication of future results. No assurance can be given that Emerging Market Debt will achieve any particular level of performance after the Acquisition. Additional discussion of the manner of calculation of total return is contained in the Prospectuses of each Fund.

Calendar Year Total Returns
---------------------------

                                 Corporate Bond
                                 --------------

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

  [The following table was presented as a bar chart in the printed material.]

 11.81  -0.03   1.93    8.12    8.33    -1.85   16.46   8.09    1.63     4.61
--------------------------------------------------------------------------------
  97      98      99      00      01      02      03      04      05      06
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 7.01% in the 2nd quarter, 1997; and Worst quarter was down -7.04% in the 3rd quarter, 1998.

                                   High Yield
                                   ----------

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

  [The following table was presented as a bar chart in the printed material.]

 n/a    -1.68  -1.79  -11.90   -0.59   -3.26   24.26    8.17    1.91    9.09
--------------------------------------------------------------------------------
  97      98      99      00      01      02      03      04      05      06
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 8.06% in the 2nd quarter, 2003; and Worst quarter was down -9.63% in the 3rd quarter, 1998.

                              Emerging Market Debt
                              --------------------

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was presented as a bar chart in the printed material.]

 9.01   -22.06   26.71   14.47   6.10   18.69   38.42   11.09   10.16   11.85
--------------------------------------------------------------------------------
  97      98      99      00      01      02      03      04      05      06
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 18.35% in the 4th quarter, 2002; and Worst quarter was down -28.67% in the 3rd quarter, 1998.

     The following tables list each Fund's average annual total return before taxes for each class of shares that will be involved in the Acquisition for the one-year, five-year and since inception periods ending December 31, 2006 for each Fund (including applicable sales charges). These tables are intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with the performance of a broad-based market index.

Average Annual Total Returns
----------------------------

                                 Corporate Bond
                                 --------------
PERFORMANCE TABLE

Average Annual Total Returns*
(For the periods ended December 31, 2006)

-------------------------------------------------------------------------------

                                                   1 year  5 years**  10 years**
-------------------------------------------------------------------------------
 Class A***        Return Before Taxes               0.17%    4.70%    5.32%
                  -------------------------------------------------------------
                   Return After Taxes on
                   Distributions                   (1.69)%    2.45%    2.47%
                  -------------------------------------------------------------
                   Return After Taxes on
                   Distributions and Sale of Fund
                   Shares                            0.07%    2.63%    2.72%
-------------------------------------------------------------------------------
 Class B           Return Before Taxes               0.90%    4.84%    5.33%
-------------------------------------------------------------------------------
 Class C           Return Before Taxes               2.89%    4.86%    5.03%
-------------------------------------------------------------------------------
 Advisor Class     Return Before Taxes               4.94%    5.91%    9.93%
-------------------------------------------------------------------------------
 Lehman Brothers
 Baa U.S. Credit   (reflects no deduction for
 Index             fees, expenses, or taxes)         4.45%    6.43%    6.65%
-------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Dates for Advisor Class shares: 8/8/02. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Fund's Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.
***  After-tax Returns:
     -- Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios.
     -- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
     -- Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                                   High Yield
                                   ----------
PERFORMANCE TABLE

Average Annual Total Returns*
(For the periods ended December 31, 2006)

-------------------------------------------------------------------------------
                                                                       Since
                                                   1 Year  5 Years   Inception**
-------------------------------------------------------------------------------
 Class A***        Return Before Taxes              4.45%    6.73%    3.94%
                  -------------------------------------------------------------
                   Return After Taxes on
                   Distributions                    1.92%    3.70%    0.30%
                  -------------------------------------------------------------
                   Return After Taxes on
                   Distributions and Sale of Fund
                   Shares                           2.80%    3.88%    1.05%
-------------------------------------------------------------------------------
 Class B           Return Before Taxes              4.51%    6.88%    3.95%
-------------------------------------------------------------------------------
 Class C           Return Before Taxes              7.34%    6.89%    3.69%
-------------------------------------------------------------------------------
 Advisor Class     Return Before Taxes              9.60%    8.00%    4.75%
-------------------------------------------------------------------------------
 Lehman Brothers
 U.S High Yield -  (reflects no deduction for
 2% Issuer Cap     fees, expenses, or taxes)
 Index                                             10.76%    10.20%   6.63%
-------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**   Inception Date for all Classes: 4/22/97.
***  After-tax Returns:
     -- Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios.
     -- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
     -- Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                              Emerging Market Debt
                              --------------------
PERFORMANCE TABLE

Average Annual Total Returns*
(For the periods ended December 31, 2006)

-------------------------------------------------------------------------------
                                                   1 Year  5 Years    10 Years
-------------------------------------------------------------------------------
 Class A**         Return Before Taxes               7.08%   16.60%   10.91%
                  -------------------------------------------------------------
                   Return After Taxes on
                   Distributions                     3.87%   13.10%    6.16%
                  -------------------------------------------------------------
                   Return After Taxes on
                   Distributions and Sale of Fund
                   Shares                            5.14%   12.33%    6.16%
-------------------------------------------------------------------------------
 Class B           Return Before Taxes               8.10%   16.66%   10.85%
-------------------------------------------------------------------------------
 Class C           Return Before Taxes              10.09%   16.67%   10.54%
-------------------------------------------------------------------------------
 JPMorgan
 Emerging Markets  (reflects no deduction for
 Global Index      fees, expenses, or taxes)         9.87%   14.08%   10.67%
-------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**   After-tax Returns:
     -- Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
     -- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
     -- Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                                   APPENDIX D

                   DESCRIPTION OF PRINCIPAL RISKS OF THE FUNDS

     Among the principal risks of investing in a Fund are market risk, interest rate risk, credit risk, inflation risk, foreign risk, derivatives risk, leverage risk and management risk. Each of these risks is more fully described below. Each Fund could become subject to additional risks because the types of investments made by each Fund can change over time.

Market Risk         This is the risk that the value of a Fund's investments wil fluctuate as the stock or bond markets fluctuate and that prices overall will decline over shorter- or longer-term periods.

Interest            Changes in interest rates will affect the value of a Fund's
Rate Risk           investments in fixed-income securities. When interest rates rise, the value of a Fund's investments tends to fall and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is generally greater for Funds that invest in fixed-income securities with longer maturities or durations.

Credit Risk         This is the risk that the issuer or the guarantor of a
                    fixed-income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security and any accrued interest. The degree of risk for a particular security may be reflected in its credit rating.
                    Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Inflation           This is the risk that the value of assets or income from
Risk                investments will be less in the future as inflation
                    decreases the value of money. As inflation increases, the value of each Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater for those Funds that invest a significant portion of their assets in fixed-income securities with longer maturities.

Foreign             A Fund's investments in foreign (non-U.S.) securities may
(Non-U.S.           experience more rapid and extreme changes in value than
Risk)               investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of securities. Foreign companies usually are not subject to the same degree of regulation as a U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards.
                    Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic development could adversely affect a Fund's investments in a foreign country. These risks are heightened for emerging market countries because there may be more economic, political and social instability, and investments in companies in emerging markets may have more risk because these securities may be more volatile and less liquid. To the extent a Fund invests in a particular country or geographic region, the Fund may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions.

Emerging            Foreign investment risk may be particularly high to the
Market Risk         extent a Fund invests in emerging market securities of
                    issuers based in countries with developing economies. These securities may present market, credit , currency, liquidity, legal, political and other risks different from, or greater than, the risk of investing in developed foreign (non-U.S.)
                    countries.

Currency            This is the risk that fluctuations in the exchange rates
Risk                between the U.S. Dollar and foreign (non-U.S.) currencies
                    may negatively affect the value of a Fund's investments or reduce the returns of a Fund.

Derivatives         The Funds may use derivatives. These investment strategies
Risk                may be riskier than other investment strategies and may
                    result in greater volatility for a Fund, particularly during periods of market declines.

Leverage            When a Fund borrows money or otherwise leverages its
Risk                portfolio, it may be volatile because leverage tends to
                    exaggerate the effect of any increase or decrease in the value of a Fund's investments. A Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures contracts or by borrowing money.

Liquidity           Liquidity risk exists when particular investments are
Risk                difficult to purchase or sell, possibly preventing a Fund
                    from selling out of these illiquid securities at an advantageous time or price. Derivative-based securities subject to substantial market and credit risk may have greater liquidity risk.

Diversification     Funds that are "non-diversified" may invest more of their
Risk                assets in a relatively small number of issuers. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Management          Each Fund is subject to management risk because it is an
Risk                actively managed investment portfolio. The Adviser will
                    apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that its decisions will produce the desired results.

                                   APPENDIX E

 CERTAIN INFORMATION APPLICABLE TO CLASS A, CLASS B, CLASS C, CLASS R, CLASS K,
            CLASS I AND ADVISOR CLASS SHARES OF EMERGING MARKET DEBT

How to Buy Shares
-----------------

Class A Shares
--------------

     Class A shares are sold with a front-end sales charge of up to 4.25% for purchases of less than $1,000,000.

Class B and Class C Shares
--------------------------

     Class B and Class C shares may be purchased through financial intermediaries, such as broker-dealers or banks. You may also purchase shares directly from the Fund's principal underwriter, AllianceBernstein Investments, Inc., or ABI.

Advisor Class Shares
--------------------

     You may purchase Advisor Class shares through your financial advisor at NAV. Advisor Class shares may be purchased and held solely:

     o through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Fund's principal underwriter;

     o through a defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least $10,000,000 in assets and that purchases shares directly without the involvement of a financial intermediary; and

     o by investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

     The Fund's Prospectuses have more detailed information about who may purchase and hold Advisor Class shares.

Class A, Class R, Class K and Class I Shares
--------------------------------------------

     Class A, Class R, Class K and Class I shares are available at net asset value, or NAV, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund ("group retirement plans"), as follows: Class A shares are designed for group retirement plans with assets in excess of $10,000,000. Class A shares are also available at NAV to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees. Class R shares are designed for group retirement plans with plan assets up to $10,000,000. Class K shares are designed for group retirement plans with at least $1,000,000 in plan assets. Class K and Class I shares are sold without an initial sales charge.

     Class I shares are designed for group retirement plans with at least $10,000,000 in plan assets and are available to certain investment advisory clients of the Adviser who invest at least $2 million in a Fund and its affiliates.

     Class A, Class K and Class I shares are also available to AllianceBernstein-sponsored group retirement plans. Class K and Class I shares generally are not available to retail non-retirement accounts, traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, and individual 403(b) plans.

Required Information
--------------------

     The Fund is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). The Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If the Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Fund believes it has identified potentially criminal activity, the Fund reserves the right to take action it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or Resident Alien, your account must be affiliated with a NASD member firm.

General
-------

     The Fund may refuse any order to purchase shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

The Different Share Class Expenses
----------------------------------

     This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service fees (12b-1 fees) or contingent deferred sales charges ("CDSCs"). Please see below for a discussion of how CDSCs are calculated.

--------------------------------------------------------------------------------
                            What is a Rule 12b-1 Fee?

          A Rule 12b-1 fee is a fee deducted from the Fund's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's 12b-1 fee, if any, is disclosed below and in the Fund's fee table near the front of its Prospectus.
--------------------------------------------------------------------------------

Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees
--------------------------------------------------------------------------

     The Fund has adopted plans under Commission Rule 12b-1 that allow the Fund to pay asset-based sales charges or distribution and/or service fees for the distribution and sale of its shares. The amount of these fees for each class of the Fund's shares involved in the Acquisition is:

                               Distribution and/or Service
                                 (Rule 12b-1) Fee (as a
                                 Percentage of Aggregate
                                Average Daily Net Assets)
                          --------------------------------------

Class A                                    .30%

Class B                                   1.00%

Class C                                   1.00%

Class R                                    .50%

Class K                                    .25%

Class I                                   None

Advisor Class                             None

--------------------------

     Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B, Class C, and Class R shares are subject to higher Rule 12b-1 fees than Class A shares. The higher fees mean a higher expense ratio, so Class B, Class C, and Class R shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class A shares. Class K and Class I shares have a lower or no Rule 12b-1 fee. Therefore, Class K and Class I shares have a lower expense ratio and may have a higher NAV (and returns) than Class A shares. All or some of these fees may be paid to financial intermediaries, including your financial advisor's firm.

Class A Shares
--------------

     Class A shares do not have an initial sales charge. Class A shares may be subject to a CDSC of up to 1%. When a non-AllianceBernstein-sponsored group retirement plan terminates a Fund as an investment option, all investments in Class A shares of that Fund through the plan are subject to a 1%, 1-year CDSC upon redemption. In addition, when a group retirement plan ceases to participate in an AllianceBernstein-sponsored group retirement plan program, investments in the Fund's Class A shares through the plan are subject to a 1%, 1-year CDSC upon redemption. The CDSC is applied to the lesser of NAV at the time of redemption of shares or the original cost of shares being redeemed.

Class B Shares - Deferred Sales Charge Alternative
--------------------------------------------------

     Class B shares do not have an initial sales charge. Your investment, however, is subject to a CDSC if you redeem within three years of purchase. The CDSC varies depending on the number of years you hold the shares. The CDSC amounts for Class B shares are:

        Year Since Purchase               CDSC
        --------------------              ----
        First                             4.00%
        Second                            3.00%
        Third                             2.00%
        Fourth                            1.00%
        Fifth and thereafter              None

     If you exchange your shares for the Class B shares of another AllianceBernstein Mutual Fund, the CDSC also will apply to the Class B shares received. If you redeem your shares and directly invest the proceeds in units of CollegeBoundfund, the CDSC will apply to the units of the CollegeBoundfund. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares or purchase of CollegeBoundfund units.

     Class B shares purchased for cash automatically convert to Class A shares six years after the end of the month of your purchase. If you purchase shares by exchange for the Class B shares of another AllianceBernstein Mutual Fund, the conversion period runs from the date of your original purchase.

Class C Shares - Asset-Based Sales Charge Alternative
-----------------------------------------------------

     Class C shares may be purchased at NAV without an initial sales charge. Your investment, however, is subject to a 1% CDSC if you redeem your shares within one year. If you exchange your shares for the Class C shares of another AllianceBernstein Mutual Fund, the 1% CDSC also will apply to the Class C shares received. The one-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares. Class C shares do not convert to any other class of shares of the Fund.

Class R, Class K and Class I Shares
-----------------------------------

     Class R, Class K and Class I shares do not have an initial sales charge or CDSC.

Advisor Class Shares - Fee-Based Program Alternative
----------------------------------------------------

     You may purchase Advisor Class shares through your financial advisor. Advisor Class shares are not subject to any initial or contingent sales charges. However, when you purchase Advisor Class shares through your financial advisor, your financial advisor may charge a fee. Advisor Class shares are not available to everyone. See "How to Buy Shares" above.

Distribution Arrangements for Group Retirement Plans
----------------------------------------------------

     The Fund offers distribution arrangements for group retirement plans. However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements for group retirement plans as to the purchase, sale or exchange of shares of the Fund, including maximum and minimum initial investment requirements that are different from those described in the Fund's Prospectus and SAI. Therefore, plan sponsors or fiduciaries may not impose the same share class parameters as set forth in the Fund's Prospectus and SAI. Group retirement plans also may not offer all classes of shares of the Fund. The Fund is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

Payments to Financial Intermediaries
------------------------------------

     Financial intermediaries market and sell shares of the Fund. These financial intermediaries may receive compensation for selling shares of the Fund. This compensation is paid from various sources, including any CDSC and/or Rule 12b-1 fee that you may pay.

--------------------------------------------------------------------------------
                        What is a Financial Intermediary?

          A financial intermediary is a firm that receives compensation for selling shares of the Fund offered in this Prospectus and/or provides services to the Fund's shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, pension plan consultants and insurance companies. Financial intermediaries employ financial advisors who deal with you and other investors on an individual basis.
--------------------------------------------------------------------------------

     In the case of Class A shares, the Fund's principal underwriter, AllianceBernstein Investments, Inc. or ABI, may pay financial intermediaries a fee of up to 1%. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

     In the case of Class B shares, ABI must pay, at the time of your purchase, a commission to financial intermediaries selling Class B shares in an amount equal to 4% of your investment. Additionally, up to 30% of the Rule 12b-1 fees applicable to Class B shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class B shares.

     In the case of Class C shares, ABI must pay, at the time of your purchase, a commission to firms selling Class C shares in an amount equal to 1% of your investment. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class C shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class C shares.

     In the case of Advisor Class shares, your financial advisor may charge ongoing fees or transactional fees.

     In the case of Class R and Class K shares, up to 100% of the Rule 12b-1 fee applicable to Class R and Class K shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class R and Class K shares.

     Your financial advisor's firm receives compensation from the Fund, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

          o    upfront sales commissions;

          o    Rule 12b-1 fees;

          o    additional distribution support;

          o    defrayal of costs for educational seminars and training; and

          o payments related to providing shareholder recordkeeping and/or transfer agency services.

     Other Payments for Distribution Services and Educational Support
     ----------------------------------------------------------------

     In addition to the Rule 12b-1 fees described above, ABI, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and
(b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employers in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firm's employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, and meals.

     For 2007, ABI's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds is expected to be approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $22,000,000. In 2006, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $20,000,000, for distribution services and educational support related to the AllianceBernstein Mutual Funds.

     A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to allow ABI to provide information for educational and marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a "preferred" list. ABI's goal is to make the financial intermediaries who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

     The Fund and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. These expenses paid by the Fund are included in "Other Expenses" under "Fees and Expenses of the Funds--Annual Fund Operating Expenses" in the Fund's Prospectus.

     If one mutual fund sponsor makes greater distribution assistance payments than another, a financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if a financial intermediary receives more distribution assistance for one share class versus another, the financial intermediary may have an incentive to recommend that class.

     Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Funds, the Adviser, ABI, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial advisor at the time of purchase.

     As of the date of the Fund's most recent Prospectus, ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

A.G. Edwards
AIG Advisor Group
Ameriprise Financial Services
AXA Advisors
Banc of America
Cadaret Grant & Co.
CCO Investment Services Corp.
Charles Schwab
Chase Investment Services
Citicorp Investment Services
Citigroup Global Markets
Commonwealth Financial Network
Donegal Securities
Independent Financial Marketing Group
ING Advisors Network
Linsco/Private Ledger
McDonal Investments
Merrill Lynch
MetLife Securities
Morgan Stanley
Mutual Service Corporation
National Financial
PFS Investments
Raymond James
RBC Dain Rauscher
Robert W. Baird
Securities America
Signator Investors
UBS AG
UBS Financial Service
Wachovia Securities
Wells Fargo Investments

     Although the Fund may use brokers or other financial intermediaries who sell shares of the Fund to effect portfolio transactions, the Fund does not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

How to Exchange Shares
----------------------

     You may exchange your Fund shares for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser). Exchanges of shares are made at the next-determined NAV, without sales or service charges. You may request an exchange by mail or telephone or through your financial intermediary. In order to receive a day's NAV, ABIS or your financial intermediary must receive and confirm your telephone exchange request by 4:00 p.m., Eastern Time, on that day. The Fund may modify, restrict, or terminate the exchange privilege on 60 days' written notice.

How to Sell or Redeem Shares
----------------------------

     You may "redeem" your shares (i.e., sell your shares to the Fund) on any day the New York Stock Exchange(the "Exchange") is open. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your redemption request in proper form. Normally, redemption proceeds are sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). For Advisor Class shares, if you are in doubt about what procedures or documents are required by your fee-based program or employee benefit plan to sell your shares, you should contact your financial advisor. Your financial intermediary must receive your sales request by 4:00 p.m., Eastern Time, and submit it to the Fund by a pre-arranged time for you to receive the next-determined NAV, less any applicable CDSC. Your financial intermediary is responsible for submitting all necessary documentation to the Fund and may charge you a fee for this service.

Frequent Purchases and Redemptions of Fund Shares
-------------------------------------------------

     The Fund's Board of Directors has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

Risks Associated With Excessive Or Short-term Trading Generally
----------------------------------------------------------------

     While the Fund will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, the Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect Fund performance.

     A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m., Eastern Time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). The Fund has procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Fund calculates its NAV. While there is no assurance, the Fund expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Fund shareholders. This risk is generally not applicable to the Fund because it does not invest in foreign equity securities.

     A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Funds that may be adversely affected by price arbitrage include, in particular, those Funds that significantly invest in fixed-income securities, such as high yield bonds, asset-backed securities, or foreign fixed-income securities, that may be timely traded or traded infrequently.

Policy Regarding Short-term Trading
------------------------------------

     Purchases and exchanges of shares of the Fund should be made for investment purposes only. The Fund seeks to prevent patterns of excessive purchases and sales or exchanges of Fund shares. The Fund will seek to prevent such practices to the extent they are detected by the procedures described below. The Fund reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

     Transaction Surveillance Procedures. The Fund, through its agents, ABI and ABIS, maintains surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Fund shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Fund may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

     Account Blocking Procedures. If the Fund determines, in its sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Fund account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Fund shares back to the Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

     Applications of Surveillance Procedures and Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain brokers, dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund seeks to apply its surveillance procedures to these omnibus account arrangements. If an intermediary does not have the capabilities, or declines, to provide individual account level detail to the Fund, the Fund will monitor turnover of assets to purchases and redemptions of the omnibus account. If excessive turnover, defined as annualized purchases and redemptions exceeding 50% of assets, is detected, the Fund will notify the intermediary and request that the intermediary review individual account transactions for excessive or short-term trading activity and confirm to the Fund that appropriate action has been taken to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Fund shares. For certain retirement plan accounts, the Fund may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail). The Fund will continue to monitor the turnover attributable to an intermediary's omnibus account arrangement and may consider whether to terminate the relationship if the intermediary does not demonstrate that appropriate action has been taken.

Risks to Shareholders Resulting From Imposition of Account Blocks in Response to Excessive Short-term Trading Activity
--------------------------------------------------------------------------------

     A shareholder identified as having engaged in excessive or short-term trading activity whose account is "blocked" and who may not otherwise wish to redeem his or her shares effectively may be "locked" into an investment in the Fund that the shareholder did not intend to hold on a long-term basis or that may not be appropriate for the shareholder's risk profile. To rectify this situation, a shareholder with a "blocked" account may be forced to redeem Fund shares, which could be costly if, for example, these shares have declined in value, the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Limitations on Ability to Detect and Curtail Excessive Trading Practices
-------------------------------------------------------------------------

     Shareholders seeking to engage in excessive short-term trading activities may deploy a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect excessive or short duration trading in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect excessive or short-term trading in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

How the Fund Values Its Shares
------------------------------

     The Fund's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern Time), only on days when the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If the Fund invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Fund.

     The Fund values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

     Securities for which market quotations are not readily available or deemed unreliable (including restricted securities) are valued at fair market value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer or analysts, or by analysis of the issuer's financial statements. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many of these securities using fair value prices based on independent pricing services or third party vendor tools to the extent available.

     Subject to the Board's oversight, the Fund's Board has delegated responsibility for valuing the Fund's assets to the Adviser. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Valuation Committee values Fund assets as described above.

     Your order for purchase, sale, or exchange of shares is priced at the next-determined NAV after your order is received in proper form by the Fund.

                                   APPENDIX F

                                OTHER INFORMATION

     The following information provides only a summary of the key features of the organizational structure and governing documents of the Funds. Bond Fund, of which Corporate Bond is a series, High Yield and Emerging Market Debt are each organized as a Maryland corporation. The Bylaw provisions that govern Bond Fund also apply to Corporate Bond. Accordingly, there are no significant differences among the Funds in terms of their corporate organizational structures.

General
-------

     Each Fund has procedures available to its respective shareholders for calling shareholders' meetings and for the removal of directors. Under the Fund's Charter, a director may be removed, either with or without cause, at a meeting duly called and at which a quorum is present by the affirmative vote of the holders of a majority of the votes entitled to be cast for the election of directors. In addition, shareholder-requested special meetings of shareholders for any other purpose shall be called by a Fund's Secretary only upon the written request of shareholders entitled to cast not less than a majority of all the votes entitled to be cast at the meeting.

     For each Fund, the presence in person or by proxy of the holders of one-third of the shares entitled to be cast constitutes a quorum at any meeting of shareholders of the Fund. When a quorum is present at any meeting, the affirmative vote of a majority of the votes (or with respect to the election of directors, a plurality of votes) cast shall decide any question brought before such meeting, except as otherwise required by law.

Shares of Common Stock of the Funds
-----------------------------------

     The Funds' shares have no preemptive rights. Each share has equal voting, dividend, distribution and liquidation rights. Shareholders are entitled to one vote per share. All voting rights for the election of directors are non-cumulative, which means that the holders of more than 50% of the shares of common stock of a Fund can elect 100% of the directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares of common stock will not be able to elect any directors. The Funds are organized as series of the same Maryland corporation and thus their shareholders have the same rights due to them under state law. The Funds are not required to, and do not, hold annual meetings of shareholders and have no current intention to hold such meetings, except as required by the 1940 Act. Under the 1940 Act, the Funds are required to hold a shareholder meeting if, among other reasons, the number of Directors elected by shareholders is less than a majority of the total number of Directors, or if a Fund seeks to change its fundamental investment policies.

Dividends and Distributions
---------------------------

     The Funds have the same dividends and distributions policies. While each of the Funds intends to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that the Fund will pay any dividends or realize any capital gains. The final determination of the amount of the Fund's return of capital distributions for the period will be made after the end of each calendar year.

     Each of the Fund's income dividends and capital gains distributions, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares. If paid in additional shares, the shares will have an aggregate net asset value as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. A shareholder may make an election to receive dividends and distributions in cash or in shares at the time of purchase of shares. The shareholder's election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions.

Indemnification and Liability of Directors and Officers
-------------------------------------------------------

     The charters of Bond Fund, High Yield and Emerging Market Debt generally provide for the indemnification of officers and directors, as applicable, to the full extent permitted by law. This indemnification does not protect any such person against any liability to a Fund or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the satisfaction of such person's office.

     Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The charters of Bond Fund, High Yield and Emerging Market Debt contain such a provision that eliminates directors' and officers' liability to the maximum extent permitted by Maryland law. This indemnification does not protect any such person against any liability to a Fund or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the satisfaction of such person's office.

                                   APPENDIX G
                  FORM OF AGREEMENT AND PLAN OF ACQUISITION AND
LIQUIDATION BETWEEN AN ACQUIRED FUND AND ALLIANCEBERNSTEIN EMERGING MARKET DEBT
                                   FUND, INC.

                AGREEMENT AND PLAN OF ACQUISITION AND LIQUIDATION

          RELATING TO THE ACQUISITION OF THE ASSETS AND LIABILITIES OF

                            [_______________________]

                                      As of

                           [___________________], 2007

     This Agreement and Plan of Acquisition and Liquidation (the "Acquisition Plan") is made as of this [___]th day of [_______________], 2007, by and between [________________] ("Acquiring Fund"), a Maryland corporation, and [_______________] (the "Acquired Fund"), a Maryland corporation.

     WHEREAS, Acquiring Fund and the Acquired Fund are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

     WHEREAS, the parties desire that the Acquired Fund transfer all of the assets attributable to its Class A shares held by shareholders ("Shareholders") in exchange for Class A shares of equal net asset value of Acquiring Fund ("Class A Acquisition Shares"), transfer all of the assets attributable to its Class B shares held by Shareholders in exchange for Class B shares of equal net asset value of Acquiring Fund ("Class B Acquisition Shares"), transfer all of the assets attributable to its Class C shares held by Shareholders in exchange for Class C shares of equal net asset value of Acquiring Fund ("Class C Acquisition Shares"), transfer all of the assets attributable to its Advisor Class shares held by Shareholders in exchange for Advisor Class shares of equal net asset value of Acquiring Fund ("Advisor Class Acquisition Shares"), transfer all of the assets attributable to its Class R shares held by Shareholders in exchange for Class R shares of equal net asset value of Acquiring Fund ("Class R Acquisition Shares"), transfer all of the assets attributable to its Class K shares held by Shareholders in exchange for Class K shares of equal net asset value of Acquiring Fund ("Class K Acquisition Shares"), transfer all of the assets attributable to its Class I shares held by Shareholders in exchange for Class I shares of equal net asset value of Acquiring Fund ("Class I Acquisition Shares" and together with the Class A Acquisition Shares, Class B Acquisition Shares, Class C Acquisition Shares, Advisor Class Acquisition Shares, Class R Acquisition Shares, and Class K Acquisition Shares, the "Acquisition Shares") and distribute the Class A Acquisition Shares, Class B Acquisition Shares, Class C Acquisition Shares, Advisor Class Acquisition Shares, Class R Acquisition Shares, Class K Acquisition Shares, and Class I Acquisition Shares to Shareholders of Class A, Class B, Class C, Advisor Class, Class R, Class K, and Class I, respectively, of the Acquired Fund (the "Acquisition"); and

     WHEREAS, the parties intend that the Acquisition qualify as a "reorganization" within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provisions, and that with respect to the Acquisition, Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of
Section 368(b) of the Code;

     Now, therefore, Acquiring Fund and the Acquired Fund agree as follows:

1. Definitions

     In addition to the terms elsewhere defined herein, each of the following terms shall have the meaning indicated for that term as follows:

1934 Act            Securities Exchange Act of 1934, as amended

1933 Act            Securities Act of 1933, as amended.

Assets All assets of any kind and all interests, rights, privileges and powers of or attributable to the Acquired Fund or its shares, as appropriate, whether or not determinable at the appropriate Effective Time and wherever located, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by the Acquired Fund or attributable to its shares and any deferred or prepaid expense, other than unamortized organizational expenses, shown as an asset on the Acquired Fund's books.

Closing Date        Shall be on such [other] date [following the date
                    that Shareholders of the Acquired Fund approve the Acquisition Plan] as the parties may agree.

Effective Time      5:00 p.m. Eastern time on the Closing Date, or such
                    other time as the parties may agree to in writing.

Financial           The audited financial statements of the
Statements          relevant Fund for its most recently completed fiscal
                    year and, if applicable, the unaudited financial statements of that Fund for its most recently completed semi-annual period.

Fund Acquiring Fund and/or the Acquired Fund, as the case may be.

Liabilities         All liabilities, expenses and obligations of any
                    kind whatsoever of the Acquired Fund, whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured.

N-14 Registration   The Registration Statement of Acquiring Fund on
Statement           Form N-14 under the 1940 Act that will register
                    the Acquisition Shares to be issued in the Acquisition and will include the proxy materials necessary for the Shareholders of the Acquired
                    Fund to approve the Acquisition.

Valuation           Time The close of regular session trading on the New
                    York Stock Exchange ("NYSE") on the Closing Date, when for purposes of the Acquisition Plan, Acquiring
                    Fund determines its net asset value per Acquisition
                    Share and the Acquired Fund determines the net value of the Assets.

NAV A Fund's net asset value is calculated by valuing and totaling assets and then subtracting liabilities and then dividing the balance by the number of shares that are outstanding.

2. Regulatory Filings

     Acquiring Fund shall promptly prepare and file the N-14 Registration Statement with the SEC, and Acquiring Fund and the Acquired Fund also shall make any other required or appropriate filings with respect to the actions contemplated hereby.

3. Shareholder Action

     As soon as practicable after the effective date of the N-14 Registration Statement, the Acquired Fund shall hold a Shareholders meeting to consider and approve the Acquisition and this Acquisition Plan and such other matters as the Board of Directors may determine. Such approval by the Shareholders of the Acquired Fund shall, to the extent necessary to permit the consummation of the transactions contemplated herein without violating any investment objective, policy or restriction of the Acquired Fund, be deemed to constitute approval by the Shareholders of a temporary amendment of any investment objective, policy or restriction that would otherwise be inconsistent with or violated upon the consummation of such transactions solely for the purpose of consummating such transactions.

4. Transfer of the Acquired Fund's Assets

     Acquiring Fund and the Acquired Fund shall take the following steps with respect to the Acquisition, as applicable:

     (a) On or prior to the Closing Date, the Acquired Fund shall pay or provide for the payment of all of the Liabilities, expenses, costs and charges of or attributable to the Acquired Fund that are known to the Acquired Fund and that are due and payable prior to or as of the Closing Date.

     (b) Prior to the Effective Time, except to the extent prohibited by Rule 19b-1 under the 1940 Act, the Acquired Fund will declare to Acquired Fund Shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing (a) all the excess of (i) Acquired Fund's investment income excludable from gross income under Section 103(a) of the Code over (ii) Acquired Fund's deductions disallowed under Sections 265 and 171(a)(2) of the Code, (b) all of Acquired Fund's investment company taxable income (as defined in Code Section 852), (computed in each case without regard to any deduction for dividends paid), and (c) all of Acquired Fund's net realized capital gain (as defined in Code
          Section 1222), if any (after reduction for any capital loss carryover), in each case for both the taxable year ending on September 30, 2007, and for the short taxable year beginning on October 1, 2007 and ending on the Closing Date. Such dividends will be declared and paid to ensure continued qualification of the Acquired Fund as a "regulated investment company" for tax purposes and to eliminate fund-level tax.

     (c) At the Effective Time, pursuant to Articles of Transfer accepted for record by the State Department of Assessments and Taxation of Maryland (the "SDAT"), the Acquired Fund shall assign, transfer, deliver and convey the Assets to Acquiring Fund, subject to the Liabilities. Acquiring Fund shall then accept the Assets and assume the Liabilities such that at and after the Effective Time (i) the Assets at or after the Effective Time shall become and be assets of Acquiring Fund, and
          (ii) the Liabilities at the Effective Time shall attach to Acquiring Fund, and shall be enforceable against Acquiring Fund to the same extent as if initially incurred by Acquiring Fund.

     (d) Within a reasonable time prior to the Closing Date, the Acquired Fund shall provide, if requested, a list of the Assets to Acquiring Fund. The Acquired Fund may sell any asset on such list prior to the Effective Time. After the Acquired Fund provides such list, the Acquired Fund will not acquire any additional securities or permit to exist any encumbrances, rights, restrictions or claims not reflected on such list, without the approval of Acquiring Fund. Within a reasonable time after receipt of the list and prior to the Closing Date, Acquiring Fund will advise the Acquired Fund in writing of any investments shown on the list that Acquiring Fund has determined to be inconsistent with its investment objective, policies and restrictions. The Acquired Fund will dispose of any such securities prior to the Closing Date to the extent practicable and consistent with applicable legal requirements, including the Acquired Fund's investment objectives, policies and restrictions. In addition, if Acquiring Fund determines that, as a result of the Acquisition, Acquiring Fund would own an aggregate amount of an investment that would exceed a percentage limitation applicable to Acquiring Fund, Acquiring Fund will advise the Acquired Fund in writing of any such limitation and the Acquired Fund shall dispose of a sufficient amount of such investment as may be necessary to avoid the limitation as of the Effective Time, to the extent practicable and consistent with applicable legal requirements, including the Acquired Fund's investment objectives, policies and restrictions.

     (e) The Acquired Fund shall assign, transfer, deliver and convey the Assets to Acquiring Fund at the Effective Time on the following basis:

          (1) The value of the Assets less the Liabilities of the Acquired Fund attributable to shares of Class A held by Shareholders, shares of Class B held by Shareholders, shares of Class C held by Shareholders, shares of Advisor Class held by Shareholders, shares of Class R held by Shareholders, shares of Class K held by Shareholders, and shares of Class I held by Shareholders, determined as of the Valuation Time, shall be divided by the then NAV of one Class A, Class B, Class C, Advisor Class, Class R, Class K or Class I Acquisition Share, as applicable, and, in exchange for the transfer of the Assets, Acquiring Fund shall simultaneously issue and deliver to the Acquired Fund the number of Class A, Class B, Class C, Advisor Class, Class R, Class K, and Class I Acquisition Shares so determined, rounded to the second decimal place or such other decimal place as the parties may agree to in writing;

          (2) The NAV of Class A, Class B, Class C, Advisor Class, Class R, Class K, and Class I Acquisition Shares to be delivered to the Acquired Fund shall be determined as of the Valuation Time in accordance with Acquiring Fund's then applicable valuation procedures, and the net value of the Assets to be conveyed to Acquiring Fund shall be determined as of the Valuation Time in accordance with the then applicable valuation procedures of the Acquired Fund; and

          (3) The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to The Bank of New York Melon, as custodian for Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Time. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by The Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of the Custodian, or shall be wired to an account pursuant to instructions provided by Acquiring Fund.

     (f) Promptly after the Closing Date, the Acquired Fund will deliver to Acquiring Fund a Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date.

5. Termination of the Acquired Fund, Registration of Acquisition Shares and Access to Records

         The Acquired Fund and Acquiring Fund also shall take the following steps, as applicable:

     (a) At or as soon as reasonably practical after the Effective Time, the Acquired Fund shall terminate by transferring pro rata to its Shareholders of Class A of record Class A Acquisition Shares received by the Acquired Fund pursuant to Section 4(e)(1) of this Acquisition Plan; to its Shareholders of Class B of record Class B Acquisition Shares received by the Acquired Fund pursuant to Section 4(e)(1) of this Acquisition Plan; to its Shareholders of Class C of record Class C Acquisition Shares received by the Acquired Fund pursuant to Section 4(e)(1) of this Acquisition Plan; to its Shareholders of Advisor Class of record Advisor Class Acquisition Shares received by the Acquired Fund pursuant to Section 4(e)(1) of this Acquisition Plan; to its Shareholders of Class R of record Class R Acquisition Shares received by the Acquired Fund pursuant to Section 4(e)(1) of this Acquisition Plan; to its Shareholders of Class K of record Class K Acquisition Shares received by the Acquired Fund pursuant to Section 4(e)(1) of this Acquisition Plan; and to its Shareholders of Class I of record Class I Acquisition Shares received by the Acquired Fund pursuant to
          Section 4(e)(1) of this Acquisition Plan. Acquiring Fund shall establish accounts on its share records and note on such accounts the names of the former Acquired Fund Shareholders and the types and amounts of Acquiring Fund shares that former Acquired Fund Shareholders are due based on their respective holdings of shares of the Acquired Fund as of the close of business on the Closing Date. Fractional Acquiring Fund shares shall be carried to the second decimal place. Acquiring Fund shall not issue certificates representing Acquiring Fund shares in connection with such exchange. All issued and outstanding shares in connection with such exchange will be simultaneously cancelled on the books of the Acquired Fund. Ownership of Acquiring Fund's shares will be shown on the books of Acquiring Fund's transfer agent.

          Following distribution by the Acquired Fund to its Shareholders of all Acquisition Shares delivered to the Acquired Fund, the Acquired Fund shall wind up its affairs and shall take all steps as are necessary and proper to terminate as soon as is reasonably possible after the Effective Time.

     (b) At and after the Closing Date, the Acquired Fund shall provide Acquiring Fund and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all of the Acquired Fund's Shareholders and the number and percentage ownership of the outstanding shares of the Acquired Fund owned by Shareholders as of the Effective Time, and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund Shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. The Acquired Fund shall preserve and maintain, or shall direct its service providers to preserve and maintain, records with respect to the Acquired Fund as required by Section 31 of, and Rules 31a-1 and 31a-2 under, the 1940 Act.

6. Certain Representations and Warranties of the Acquired Fund

     The Acquired Fund represents and warrants to Acquiring Fund as follows:

     (a) The Acquired Fund is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland. The Acquired Fund is registered with the SEC as an open-end management investment company under the 1940 Act and is duly registered with the SEC under the 1940 Act, and such registrations will be in full force and effect as of the Effective Time.

     (b) The Acquired Fund has the power and all necessary federal, state and local qualifications and authorizations to own all of the Assets, to carry on its business, to enter into this Acquisition Plan and to consummate the transactions contemplated herein.

     (c) The Board of Directors of the Acquired Fund has duly authorized the execution and delivery of this Acquisition Plan and the transactions contemplated herein. Duly authorized officers of the Acquired Fund have executed and delivered the Acquisition Plan. The Acquisition Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Acquisition Plan does not[, and, subject to the approval of Shareholders referred to in Section 3 hereof,] the consummation of the transactions contemplated by this Acquisition Plan will not, violate the Acquired Fund's Charter, its Bylaws or any material agreement to which the Acquired Fund is subject. Except for the approval of its Shareholders, the Acquired Fund does not need to take any other action to authorize its officers to effectuate this Acquisition Plan and the transactions contemplated herein.

     (d) The Acquired Fund has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, in respect of each taxable year since the commencement of its operations and intends to continue to qualify as a regulated investment company for its taxable year ending upon its liquidation.

     (e) The information pertaining to the Acquired Fund included within the N-14 Registration Statement when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to Shareholders, at the time of the Shareholder meeting of the Acquired Fund for approval of the Acquisition and at the Effective Time, insofar as it relates to the Acquired Fund, shall (i) comply in all material respects with the applicable provisions of the 1933 Act and the 1940 Act, and the rules and regulations thereunder and applicable state securities laws, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

     (f) The Acquired Fund has duly authorized and validly issued all of its issued and outstanding shares of common stock, and all such shares are fully paid and non-assessable and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor are there any securities convertible into shares of the Acquired Fund.

     (g) The Acquired Fund shall operate its business in the ordinary course between the date hereof and the Effective Time. Such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions referred to in Section 4(b) hereof.

     (h) At the Effective Time, the Acquired Fund will have good and marketable title to the Assets and full right, power and authority to assign, transfer, deliver and convey the Assets.

     (i) The Financial Statements of the Acquired Fund, a copy of which has been previously delivered to Acquiring Fund, fairly present the financial position of the Acquired Fund as of the Acquired Fund's most recent fiscal year-end and the results of the Acquired Fund's operations and changes in the Acquired Fund's net assets for the periods indicated.

     (j) To the knowledge of the Acquired Fund, the Acquired Fund has no liabilities, whether or not determined or determinable, other than the Liabilities disclosed or provided for in its Financial Statements or Liabilities incurred in the ordinary course of business subsequent to the date of the most recent Financial Statement referencing Liabilities.

     (k) To the knowledge of the Acquired Fund, except as has been disclosed in writing to Acquiring Fund, no claims, actions, suits, investigations or proceedings of any type are pending or threatened against the Acquired Fund or any of its properties or assets or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. Subject to the foregoing, there are no facts that the Acquired Fund has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against the Acquired Fund. The Acquired Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, or the Assets or its ability to consummate the transactions contemplated by the Acquisition Plan.

     (l) Except for agreements entered into or granted in the ordinary course of its business, in each case under which no material default exists, and this Acquisition Plan, the Acquired Fund is not a party to or subject to any material contract or other commitments, which if terminated, may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payment for periods subsequent to the Closing Date will be due from the Acquired Fund.

     (m) The Acquired Fund has filed its federal income tax returns, copies of which have been previously made available to Acquiring Fund, for all taxable years for which such returns are due and has paid all taxes payable pursuant to such returns. All of the Acquired Fund's tax liabilities will have been adequately provided for on its books. No such return is currently under audit and no unpaid assessment has been asserted with respect to such returns. To the best of the Acquired Fund's knowledge, it will not have any tax deficiency or liability asserted against it or question with respect thereto raised, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid. The Acquired Fund will timely file its federal income tax return for each subsequent taxable year including its current taxable year.

     (n) For federal income tax purposes, the Acquired Fund qualifies as a "regulated investment company," and the provisions of Sections 851 through 855 of the Code apply to the Acquired Fund for the remainder of its current taxable year beginning November 1, 2007, and will continue to apply through the Closing Date.

     (o) Since the date of the Financial Statements of the Acquired Fund, there has been no material adverse change in its financial condition, results of operations, business, or Assets. For this purpose, negative investment performance shall not be considered a material adverse change.

     (p) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time, except as previously disclosed in writing to Acquiring Fund.

     (q) The Acquisition Shares to be issued to the Acquired Fund pursuant to paragraph 4(e)(1) will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 4(e)(1).

     (r) The Acquired Fund, or its agents, (i) holds a valid Form W-8Ben, Certificate of Foreign Status of Beneficial Owner for United States Withholding (or other appropriate series of Form W-8, as the case may be) or Form W-9, Request for Taxpayer Identification Number and Certification, for each Acquired Fund Shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Acquired Fund to such Shareholder, and/or (ii) has otherwise timely instituted the appropriate backup withholding procedures with respect to such Shareholder as provided by Section 3406 of the Code and the regulations thereunder.

7. Certain Representations and Warranties of Acquiring Fund

     Acquiring Fund represents and warrants to the Acquired Fund as follows:

     (a) Acquiring Fund is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland. Acquiring Fund is registered with the SEC as an open-end management investment company under the 1940 Act and is duly registered with the SEC under the 1940 Act, and such registrations will be in full force and effect as of the Effective Time.

     (b) Acquiring Fund shall operate its business in the ordinary course between the date hereof and the Effective Time. Such ordinary course of business will include the declaration and payment of customary dividends and distributions.

     (c) Acquiring Fund has the power and all necessary federal, state and local qualifications and authorizations to own all of its assets, to carry on its business, to enter into this Acquisition Plan and to consummate the transactions contemplated herein.

     (d) The Board of Directors of Acquiring Fund has duly authorized execution and delivery of this Acquisition Plan and the transactions contemplated herein. Duly authorized officers of Acquiring Fund have executed and delivered the Acquisition Plan. The Acquisition Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Acquisition Plan does not, and the consummation of the transactions contemplated by this Acquisition Plan will not violate the Charter of Acquiring Fund, its Bylaws or any material agreement to which Acquiring Fund is subject. Except for the approval of its Board, Acquiring Fund does not need to take any other action to authorize its officers to effectuate the Acquisition Plan and the transactions contemplated herein.

     (e)  Acquiring Fund has qualified as a regulated investment company under
          Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, in respect of each taxable year since the commencement of its operations and qualifies and intends to continue to qualify as a regulated investment company for its current taxable year.

     (f) The N-14 Registration Statement, when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to Shareholders, at the time of the Shareholder meeting of the Acquired Fund for approval of the Acquisition and at the Effective Time, insofar as it relates to Acquiring Fund, shall (i) comply in all material respects with the applicable provisions of the 1933 Act and the 1940 Act, and the rules and regulations thereunder and applicable state securities laws and
          (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein, in light of the circumstances under which they were made, not misleading.

     (g) Acquiring Fund has duly authorized and validly issued all issued and outstanding shares of common stock of Acquiring Fund, and all such shares are fully paid and non-assessable and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. Acquiring Fund has duly authorized the Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares of Acquiring Fund referred to in Section 4(e) hereof to be issued and delivered to the Acquired Fund as of the Effective Time. When issued and delivered, such Class A, Class B, Class C, Advisor Class, Class R, Class K, and Class I shares of Acquiring Fund shall be validly issued, fully paid and non-assessable, and no Shareholder of Acquiring Fund shall have any preemptive right of subscription or purchase in respect of any such share. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquisition Shares, nor are there any securities convertible into Acquisition Shares.

     (h) To the knowledge of Acquiring Fund, except as has been disclosed in writing to the Acquired Fund, no claims, actions, suits, investigations or proceedings of any type are pending or threatened against Acquiring Fund or any of its properties or assets or any person whom Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. Subject to the foregoing, there are no facts that Acquiring Fund currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against Acquiring Fund. Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect its financial condition, results of operations, its assets or its ability to consummate the transactions contemplated by this Acquisition Plan.

     (i) Except for agreements entered into or granted in the ordinary course of its business, in each case under which no material default exists, Acquiring Fund is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever.

     (j) Acquiring Fund has filed its federal income tax returns, copies of which have been previously made available to the Acquired Fund, for all taxable years for which such returns are due and has paid all taxes payable pursuant to such returns. All of Acquiring Fund's tax liabilities will have been adequately provided for on its books. No such return is currently under audit and no unpaid assessment has been asserted with respect to such returns. To the best of Acquiring Fund's knowledge, it will not have any tax deficiency or liability asserted against it or question with respect thereto raised, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid. Acquiring Fund will timely file its federal income tax return for each subsequent taxable year including its current taxable year.

     (k) For federal income tax purposes, Acquiring Fund qualifies as a "regulated investment company," and the provisions of Sections 851 through 855 of the Code apply to Acquiring Fund for the remainder of its current taxable year beginning November 1, 2007, and will continue to apply through the Closing Date.

     (l) The Financial Statements of Acquiring Fund, a copy of which has been previously delivered to the Acquired Fund, fairly present the financial position of Acquiring Fund's most recent fiscal year-end and the results of Acquiring Fund's operations and changes in Acquiring Fund's net assets for the period indicated.

     (m) Since the date of the Financial Statements of Acquiring Fund, there has been no material adverse change in its financial condition, results of operations, business or assets. Negative investment performance shall not be considered a material adverse change.

     (n) Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time, except as previously disclosed in writing to the Acquired Fund.

     (o) Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such other state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

8. Conditions to the Obligations of Acquiring Fund and the Acquired Fund

     The obligations of Acquiring Fund and the Acquired Fund with respect to the Acquisition shall be subject to the following conditions precedent:

     (a) The Shareholders of the Acquired Fund shall have approved the Acquisition in the manner required by the Charter of the Acquired Fund, its Bylaws and applicable law. If Shareholders of the Acquired Fund fail to approve the Acquisition as required, that failure shall release the Funds of their obligations under this Acquisition Plan.

     (b) Acquiring Fund and the Acquired Fund shall have delivered to the other party a certificate dated as of the Closing Date and executed in its name by its Secretary or an Assistant Secretary, in a form reasonably satisfactory to the receiving party, stating that the representations and warranties of Acquiring Fund or the Acquired Fund, as applicable, in this Acquisition Plan that apply to the Acquisition are true and correct in all material respects at and as of the Valuation Time.

     (c) Acquiring Fund and the Acquired Fund shall have performed and complied in all material respects with each of its representations and warranties required by this Acquisition Plan to be performed or complied with by it prior to or at the Valuation Time and the Effective Time.

     (d) There has been no material adverse change in the financial condition, results of operations, business, properties or assets of Acquiring Fund or the Acquired Fund since the date of the most recent Financial Statements. Negative investment performance shall not be considered a material adverse change.

     (e) Acquiring Fund and the Acquired Fund shall have received an opinion of Seward & Kissel LLP reasonably satisfactory to each of them, substantially to the effect that for federal income tax purposes:

          (1) the Acquisition will constitute a "reorganization" within the meaning of Section 368(a) of the Code and that Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

          (2) a Shareholder of the Acquired Fund will recognize no gain or loss on the exchange of the Shareholder's shares of the Acquired Fund solely for Acquisition Shares;

          (3) neither the Acquired Fund nor Acquiring Fund will recognize any gain or loss upon the transfer of all of the Assets to Acquiring Fund in exchange for Acquisition Shares and the assumption by Acquiring Fund of the Liabilities pursuant to this Acquisition Plan or upon the distribution of Acquisition Shares to Shareholders of the Acquired Fund in exchange for their respective shares of the Acquired Fund;

          (4) the holding period and tax basis of the Assets acquired by Acquiring Fund will be the same as the holding period and tax basis that the Acquired Fund had in such Assets immediately prior to the Acquisition;

          (5) the aggregate tax basis of Acquisition Shares received in connection with the Acquisition by each Shareholder of the Acquired Fund (including any fractional share to which the Shareholder may be entitled) will be the same as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefore, and increased by any gain recognized on the exchange;

          (6) the holding period of Acquisition Shares received in connection with the Acquisition by each Shareholder of the Acquired Fund (including any fractional share to which the Shareholder may be entitled) will include the holding period of the shares of the Acquired Fund surrendered in exchange therefor, provided that such Acquired Fund shares constitute capital assets in the hands of the Shareholder as of the Closing Date; and

          (7) Acquiring Fund will succeed to the capital loss carryovers of the Acquired Fund, if any, under Section 381 of the Code, but the use by Acquiring Fund of any such capital loss carryovers (and of capital loss carryovers of Acquiring Fund) may be subject to limitation under Section 383 of the Code.

          The opinion will be based on certain factual certifications made by officers of the Funds and will also be based on customary assumptions and subject to certain qualifications. The opinion is not a guarantee that the tax consequences of the Acquisition will be as described above.

          Notwithstanding this subparagraph (e), Seward & Kissel LLP will express no view with respect to the effect of the Acquisition on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles. Each Fund shall agree to make and provide additional factual representations to Seward & Kissel LLP with respect to the Funds that are reasonably necessary to enable Seward & Kissel LLP to deliver the tax opinion. Notwithstanding anything in this Acquisition Plan to the contrary, neither Fund may waive in any material respect the conditions set forth under this subparagraph (e).

     (f) The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquisition Shares, and the SEC shall not have instituted and, to the knowledge of Acquiring Fund, is not contemplating instituting any stop order suspending the effectiveness of the N-14 Registration Statement.

     (g) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with the Acquisition.

     (h)  The SEC shall not have issued any unfavorable advisory report under
          Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Acquisition under Section 25(c) of the 1940 Act.

     (i) Neither party shall have terminated this Acquisition Plan with respect to the Acquisition pursuant to Section 13 of this Acquisition Plan.

9. Conditions to the Obligations of the Acquired Fund

     The obligations of the Acquired Fund with respect to the Acquisition shall be subject to the following conditions precedent:

     (a) The Acquired Fund shall have received an opinion of Seward & Kissel LLP, counsel to Acquiring Fund, in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, substantially to the effect that:

          (1) Acquiring Fund is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland and is an open-end, management investment company registered under the 1940 Act;

          (2) This Acquisition Plan has been duly authorized, executed and delivered by Acquiring Fund and, assuming the N-14 Registration Statement referred to in Section 2 of this Acquisition Plan does not contain any material misstatements or omissions, and assuming due authorization, execution and delivery of this Acquisition Plan by the Acquired Fund, represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding, whether at law or in equity or with respect to the enforcement of provisions of the Acquisition Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Acquisition Plan is not material;

          (3) The Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I Acquisition Shares to be delivered as provided for by this Acquisition Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by Acquiring Fund;

          (4) The execution and delivery of this Acquisition Plan did not, and the consummation of the Acquisition will not, violate the Charter of Acquiring Fund, its Bylaws or any agreement of Acquiring Fund known to such counsel, after reasonable inquiry; and

          (5) To the knowledge of such counsel, no consent, approval, authorization or order of any federal or state court or administrative or regulatory agency, other than the acceptance of record of Articles of Transfer by the SDAT, is required for Acquiring Fund to enter into this Acquisition Plan or carry out its terms, except those that have been obtained under the 1933 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of Acquiring Fund.

          In rendering such opinion, Seward & Kissel LLP may (i) rely on the opinion of Venable LLP as to matters of Maryland law to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Acquisition Plan and (v) rely on certificates of officers or directors of Acquiring Fund as to factual matters.

     (b) Acquiring Fund shall have received a letter from AllianceBernstein L.P. (the "Adviser") with respect to insurance matters in form and substance satisfactory to the Acquired Fund.

10. Conditions to the Obligations of Acquiring Fund

     The obligations of Acquiring Fund with respect to the Acquisition shall be subject to the following conditions precedent:

     (a) Acquiring Fund shall have received an opinion of Seward & Kissel LLP, counsel to the Acquired Fund, in form and substance reasonably satisfactory to Acquiring Fund and dated as of the Closing Date, substantially to the effect that:

          (1) The Acquired Fund is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland and is an open-end management investment company registered under the 1940 Act;

          (2) This Acquisition Plan has been duly authorized, executed and delivered by the Acquired Fund and, assuming the N-14 Registration Statement referred to in Section 2 of this Acquisition Plan does not contain any material misstatements or omissions, and assuming due authorization, execution and delivery of this Acquisition Plan by Acquiring Fund, represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding, whether at law or in equity or with respect to the enforcement of provisions of the Acquisition Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Acquisition Plan is not material;

          (3) The execution and delivery of this Acquisition Plan did not, and the consummation of the Acquisition will not, violate the Charter of the Acquired Fund, its Bylaws or any agreement of the Acquired Fund known to such counsel, after reasonable inquiry, and no approval of the Acquisition Plan by the Shareholders of Acquiring Fund is required under its Charter, Bylaws or applicable law; and

          (4) To the knowledge of such counsel, no consent, approval, authorization or order of any federal or state court or administrative or regulatory agency, other than the acceptance of record of Articles of Transfer by the SDAT, is required for the Acquired Fund to enter into the Acquisition Plan or carry out its terms, except those that have been obtained under the 1933 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquired Fund.

               In rendering such opinion, Seward & Kissel LLP may (i) rely on the opinion of Venable LLP as to matters of Maryland law, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law,
          (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Acquisition Plan and (v) rely on certificates of officers or directors of the Acquired Fund as to factual matters.

     (b) Acquiring Fund shall have received a letter from the Adviser agreeing to indemnify Acquiring Fund in respect of certain liabilities of the Acquired Fund in form and substance satisfactory to Acquiring Fund.

11. Closing

     (a) The Closing shall be held at the offices of the Funds, 1345 Avenue of the Americas, New York, New York 10105, or at such other time or place as the parties may agree.

     (b) In the event that at the Valuation Time (a) the NYSE shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Time, this Acquisition Plan may be terminated by either the Acquired Fund or Acquiring Fund upon the giving of written notice to the other party.

     (c) Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that Acquisition Shares issuable pursuant to the Acquisition have been credited to the Acquired Fund's account on the books of Acquiring Fund. After the Closing Date, Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders.

     (d) At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by the Acquisition Plan.

12. Survival of Representations and Warranties

     No representations, warranties or covenants in or pursuant to this Acquisition Plan (including certificates of officers) hereto shall survive the completion of the transactions contemplated herein.

13. Termination of Acquisition Plan

     A majority of either Fund's Board of Directors may terminate this Acquisition Plan with respect to that Fund at any time before the applicable Effective Time if: (i) the Fund's conditions precedent set forth in Sections 8, 9 or 10 as appropriate, are not satisfied; or (ii) the Board of Directors determines that the consummation of the Acquisition is not in the best interests of the Fund or its Shareholders and gives notice of such termination to the other party.

14. Governing Law

     This Acquisition Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of New York, except to the extent preempted by federal law, without regard to conflicts of law principles.

15. Brokerage Fees

     Each party represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for in the Acquisition Plan.

16. Amendments

     The parties may, by agreement in writing authorized by their respective Board of Directors, amend this Acquisition Plan at any time before or after the Shareholders of the Acquired Fund approve the Acquisition. However, after Shareholders of the Acquired Fund approve the Acquisition, the parties may not amend this Acquisition Plan in a manner that materially alters the obligations of the other party. This Section shall not preclude the parties from changing the Closing Date or the Effective Time by mutual agreement.

17. Waivers

     At any time prior to the Closing Date, either party may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. Any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

18. Indemnification of Directors

     Acquiring Fund agrees that all rights to indemnification and all limitations of liability existing in favor of the Acquired Fund's current and former Directors and officers, acting in their capacities as such, under the Acquired Fund's Articles of Incorporation and Bylaws as in effect as of the date of this Acquisition Plan shall survive the Acquisition as obligations of Acquiring Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against Acquiring Fund, its successors or assigns.

19. Cooperation and Further Assurances

     Each party will cooperate with the other in fulfilling its obligations under this Acquisition Plan and will provide such information and documentation as is reasonably requested by the other in carrying out the Acquisition Plan's terms. Each party will provide such further assurances concerning the performance of its obligations hereunder and execute all documents for or in connection with the consummation of the Acquisition as, with respect to such assurances or documents, the other shall deem necessary or appropriate.

20. Updating of N-14 Registration Statement

     If at any time prior to the Effective Time, a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in the N-14 Registration Statement, the party discovering the item shall notify the other party and the parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to Shareholders appropriate disclosure with respect to the item.

21. Limitation on Liabilities

     The obligations of the Acquired Fund and Acquiring Fund shall not bind any of the directors, Shareholders, nominees, officers, agents, employees or agents of the Acquired Fund or Acquiring Fund personally, but shall bind only the Acquired Fund or Acquiring Fund, as appropriate. The execution and delivery of this Acquisition Plan by an officer of either party shall not be deemed to have been made by the officer individually or to impose any liability on the officer personally, but shall bind only the Acquired Fund or Acquiring Fund, as appropriate.

22. Termination of the Acquired Fund

     If the parties complete the Acquisition, the Acquired Fund shall terminate its registration under the 1940 Act, the 1933 Act and will terminate.

23. Notices

     Any notice, report, statement, certificate or demand required or permitted by any provision of the Acquisition Plan shall be in writing and shall be given in person or by telecopy, certified mail or overnight express courier to:

         For the Acquired Fund:

                                   [______________________________]

                                   1345 Avenue of the Americas
                                   New York, New York 10105

                                   Attention: Secretary

         For Acquiring Fund:

                                   [_______________________________]

                                   1345 Avenue of the Americas
                                   New York, New York 10105

                                   Attention: Secretary

24. Expenses

     The Acquisition expenses shall be paid by the [_____].

25. General

     This Acquisition Plan supersedes all prior agreements between the parties with respect to the subject matter hereof and may be amended only in writing signed by both parties. The headings contained in this Acquisition Plan are for reference only and shall not affect in any way the meaning or interpretation of this Acquisition Plan. Whenever the context so requires, the use in the Acquisition Plan of the singular will be deemed to include the plural and vice versa. Nothing in this Acquisition Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Acquisition Plan. Neither party may assign or transfer any right or obligation under this Acquisition Plan without the written consent of the other party.

     In Witness Whereof, the parties hereto have executed this Acquisition Plan as of the day and year first above written.

[___________________________]

Attest:

                                       By:
___________________________________         _________________________________

Name:                                        Name:
           ________________________                   _______________________

Title:                                       Title:
           ________________________                   _______________________

[___________________________]

Attest:

                                       By:
___________________________________         _________________________________

Name:                                        Name:
           ________________________                   _______________________

Title:                                       Title:
           ________________________                   _______________________

                                   APPENDIX H

                                 CAPITALIZATION

     The following table shows on an unaudited basis the capitalization of each of Corporate Bond, High Yield and Emerging Market Debt as of April 30, 2007 and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of Corporate Bond by Emerging Market Debt, of High Yield by Emerging Market Debt, and of both Acquired Funds by Emerging Market Debt, in each case, at net asset value as of April 30, 2007.

                                                                                  Pro Forma                         Pro Forma
                                                                                 Combined of                       Combined of
                                                                                  Corporate                        High Yield
                                                                     Pro          Bond into           Pro             into
                                                  Emerging          Forma         Emerging           Forma          Emerging
                  Corporate         High           Market          Adjust-       Market Debt        Adjust-        Market Debt
                    Bond            Yield           Debt            ments            (1)             ments             (1)
-------------   -------------   -------------   -------------   -------------   -------------    -------------    -------------
Class A

Net Asset
Value           $ 423,597,113   $  91,744,504   $ 262,614,112   $           0   $ 686,211,225    $           0    $ 354,358,616

Shares
outstanding        34,461,354      15,149,565      29,310,397      12,807,624      76,579,375       (4,903,319)      39,556,643

Net asset
value per
share           $       12.29   $        6.06   $        8.96   $           0   $        8.96    $           0    $        8.96

Class B

Net Asset
Value           $  82,031,426   $  70,343,843   $  40,310,504   $           0   $ 122,341,930    $           0    $ 110,654,347

Shares
outstanding         6,682,160      11,621,088       4,460,115       2,394,933      13,537,208       (3,843,701)      12,237,502

Net asset
value per
share           $       12.28   $        6.05   $        9.04   $           0   $        9.04    $           0    $        9.04

Class C

Net Asset
Value           $  88,081,835   $  33,885,879   $  90,814,073   $           0   $ 178,895,908    $           0    $ 124,699,952

Shares
outstanding         7,169,181       5,594,679      10,025,814       2,555,900      19,750,896       (1,852,543)      13,767,950

Net asset
value per
share           $       12.29   $        6.06   $        9.06   $           0   $        9.06    $           0    $        9.06

Advisor Class

Net Asset
Value           $   7,522,627   $   4,799,131   $      10,000   $           0   $   7,532,627    $           0    $   4,809,131

Shares
outstanding           612,274         709,458           1,116         227,553         840,943         (254,958)         536,616

Net asset
value per
share           $       12.29   $        6.07   $        8.96   $           0   $        8.96    $           0    $        8.96

Class R

Net Asset
Value           $     294,463   $       9,866   $      10,000   $           0   $     304,463    $           0    $      19,866

Shares
outstanding            23,953           1,630           1,116           8,902          33,971             (529)           2,217

Net asset
value per
share           $       12.29   $        6.05   $        8.96   $           0   $        8.96    $           0    $        8.96

Class K

Net Asset
Value           $      62,530   $      46,269   $      10,000   $           0   $      72,530    $           0    $      56,269

Shares
outstanding             5,087           7,637           1,116           1,890           8,093           (2,472)           6,281

Net asset
value per
share           $       12.29   $        6.06   $        8.96   $           0   $        8.96    $           0    $        8.96

Class I

Net Asset
Value           $     364,801   $       9,761   $      10,000   $           0   $     374,801    $           0    $      19,761

Shares
outstanding            29,670           1,613           1,116          11,060          41,846             (524)           2,205

Net asset
value per
share           $       12.30   $        6.05   $        8.96   $           0   $        8.96    $           0    $        8.96


                     Pro           Total Pro
                    Forma            Forma
                   Adjust-        Combined of
                    ments        All Funds(1)
-------------   -------------    -------------
Class A

Net Asset
Value           $           0    $ 777,955,729

Shares
outstanding         7,904,305       86,825,621

Net asset
value per
share           $           0    $        8.96

Class B

Net Asset
Value           $           0    $ 192,685,773

Shares
outstanding        (1,448,767)      21,314,595

Net asset
value per
share           $           0    $        9.04

Class C

Net Asset
Value           $           0    $ 212,781,787

Shares
outstanding           703,357       23,493,032

Net asset
value per
share           $           0    $        9.06

Advisor Class

Net Asset
Value           $           0    $  12,331,758

Shares
outstanding           (27,405)       1,376,443

Net asset
value per
share           $           0    $        8.96

Class R

Net Asset
Value           $           0    $     314,329

Shares
outstanding             8,373           35,071

Net asset
value per
share           $           0    $        8.96

Class K

Net Asset
Value           $           0    $     118,799

Shares
outstanding              (581)          13,258

Net asset
value per
share           $           0    $        8.96



Class I

Net Asset
Value           $           0    $     384,562

Shares
outstanding            10,536           42,935

Net asset
value per
share           $           0    $        8.96


     (1) Assumes the Acquisition was consummated on [_____], 2007 and is for information purposes only. No assurance can be given as to how many shares of Emerging Market Debt will be received by the shareholders of the Acquired Fund(s) on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of Emerging Market Debt that actually will be received on or after such date.

                                   APPENDIX I

                                LEGAL PROCEEDINGS

     On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against the Adviser, AllianceBernstein Holding L.P. ("Holding"), AllianceBernstein Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser ("AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

     Following October 2, 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. All state court actions against the Adviser either were voluntarily dismissed or removed to federal court. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all actions to the United States District Court for the District of Maryland (the "Mutual Fund MDL").On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Order.

     On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding ("MOU") containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which we previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

     On April 11, 2005, a complaint entitled The Attorney General of the State of West Virginia v. AIM Advisors, Inc., et al. ("WVAG Complaint") was filed against the Adviser, Holding, and various unaffiliated defendants. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. On October 19, 2005, the WVAG Complaint was transferred to the Mutual Fund MDL. On August 30, 2005, the WV Securities Commissioner signed a Summary Order to Cease and Desist, and Notice of Right to Hearing addressed to the Adviser and Holding. The Summary Order claims that the Adviser and Holding violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the SEC Order and the NYAG Order. On January 25, 2006, the Adviser and Holding moved to vacate the Summary Order. In early September 2006, the court denied this motion, and the Supreme Court of Appeals in West Virginia denied the defendants' petition for appeal. On September 22, 2006, the Adviser and Holding filed an answer and moved to dismiss the Summary Order with the WV Securities Commissioner.

     It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds' shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

                                   APPENDIX J

                           SHARE OWNERSHIP INFORMATION

Shares Outstanding
------------------

     As of August 3, 2007 each Fund had the following number of shares of common stock outstanding.

                                                 Number of Outstanding
                                                       Shares or
Fund                         Class                   Common Stock
-------------------     --------------          ----------------------------
Corporate Bond                 A                    36,134,277.4570
                               B                     5,673,571.2210
                               C                     7,263,030.7050
                            Advisor                    737,357.8160
                               R                        34,117.5840
                               K                        31,155.3380
                               I                        22,367.9260
High Yield                     A                    15,411,373.6560
                               B                     9,343,377.0010
                               C                     5,049,784.8080
                            Advisor                    801,063.6030
                               R                         1,630.1380
                               K                         7,972.4730
                               I                         1,612.9030
Emerging Markets               A                    31,059,104.9250
                               B                     4,174,808.6590
                               C                     9,846,568.9490
                            Advisor                             N/A
                               R                                N/A
                               K                                N/A
                               I                                N/A
Ownership of Shares
-------------------

     As of August 3, 2007, the Directors and officers of each Fund as a group beneficially owned less than 1% of the outstanding shares of common stock of that Fund. To the knowledge of each Fund, the following table shows the persons owning, as of [__________], 2007, either of record or beneficially, 5% or more of the outstanding shares of the Fund and the percentage of combined fund's shares to be owned by these persons if the Acquisitions had been consummated as of that date.

                                                                                   Percentage
                                                                                       of
                                                                                   Outstanding
                                                      Number of    Percentage of    Shares of
                                                     Outstanding    Outstanding     Combined
                                                      Shares of      shares of     Fund Class
Fund and Class   Name and Address of Shareholder     Class Owned    Class Owned       Owned
--------------   -------------------------------     -----------    -----------       -----
Corporate Bond
  Class A        MLPF&S FOR THE SOLE BENEFIT OF     2,202,758.480           6.09%    3.32%
                 ITS CUSTOMERS
                 ATTN FUND ADMIN
                 4800 DEAR LAKE DR E 2ND FL
                 JACKSONVILLE FL 32246-6484

                 PERSHING LLC                       3,343,916.788           9.25%    5.04%
                 PO BOX 2052
                 JERSEY CITY NJ 07303-2052

  Class B        FIRST CLEARING LLC                   521,070.026           9.19%    3.93%
                 SPECIAL CUSTODY ACCT FOR THE
                 EXCLUSIVE BENEFIT OF CUSTOMER
                 10750 WHEAT FIRST DR
                 GLEN ALLEN VA 23060-9245

                 MLPF&S FOR THE SOLE BENEFIT OF       531,184.076           9.37%    4.01%
                 ITS CUSTOMERS
                 ATTN FUND ADMIN
                 4800 DEER LAKE DR E 2ND FL
                 JACKSONVILLE FL 32246-6484

                 CITIGROUP GLOBAL MARKETS HOUSE       284,912.231           5.02%    2.15%
                 ACCOUNT
                 ATTN CINDY TEMPESTA
                 333 W 34TH ST FL 3
                 NEW YORK NY 10001-2402

                 PERSHING LLC                         770,542.746          13.59%    5.81%
                 PO BOX 2052
                 JERSEY CITY NJ 07303-2052

  Class C        FIRST CLEARING LLC                   440,059.271           6.04%    2.59%
                 SPECIAL CUSTODY ACCT FOR THE
                 EXCLUSIVE BENEFIT OF CUSTOMER
                 10750 WHEAT FIRST DR
                 GLEN ALLEN VA 23060-9245

                 MLPF&S FOR THE SOLE BENEFIT OF     1,619,676.907          22.23%    9.55%
                 ITS CUSTOMERS
                 ATTN FUND ADMIN
                 4800 DEER LAKE DR E 2ND FL
                 JACKSONVILLE FL 32246-6484

                 CITIGROUP GLOBAL MARKETS HOUSE       523,226.732           7.18%    3.08%
                 ACCOUNT
                 ATTN CINDY TEMPESTA
                 333 W 34TH ST FL 3
                 NEW YORK NY 10001-2402

                 PERSHING LLC                         531,057.238           7.29%    3.13%
                 PO BOX 2052
                 JERSEY CITY NJ 07303-2052

  Advisor        PERSHING LLC                         117,468.531          15.95%   15.92%
  Class          PO BOX 2052
                 JERSEY CITY NJ 07303-2052

                 TRUST FOR THE PROFIT SHARING         427,170.553          58.00%   57.90
                 PLAN FOR EMPLOYEES OF ALLIANCE
                 CAPITAL MGMT LP
                 ATTN DIANA MAROTTA
                 FL 31
                 1345 AVE OF AMERICAS
                 NEW YORK NY 10105

  Class R        CITISTREET RETIREMENT SERVICES         4,522.364          13.15%   12.95%
                 CITIGROUP INSTITUTIONAL TRUST
                 400 ATRIUM DRIVE
                 SOMERSET NJ 08873-4162

                 SCUDDER TRUST COMPANY TTEE CUST        3,951.694          11.49%   11.31%
                 FBO NEMETSCHEK NA INC
                 401K PLAN
                 11 NORTHEASTER BLVD
                 SALEM NH 03079-1953

                 MG TRUST TRUSTEE CAMMEBY'S             1,740.889           5.06%    4.98%
                 INTERNATIONAL LTD
                 700 17TH ST STE 300
                 DENVER CO 80202-3531

                 MG TRUST CO CUST FBO SURGICAL          4,276.717          12.43%   12.25%
                 ANESTHESIA ASSOCIATES
                 700 17TH ST STE 300
                 DENVER CO 80202-3531

                 MG TRUST CO CUST FBO                   4,160.945          12.10%   11.01%
                 VECTOR GRAPHIC SUPPLY INC
                 700 17TH ST STE 300
                 DENVER CO 80202-3531

                 MG TRUST CO CUST FBO                   2,033.409           5.91%    5.82%
                 LAPEER TOWNSHIP
                 700 17TH ST STE 300
                 DENVER CO 80202-3531

                 COUNSEL TRUST DBA                      2,697.288           7.84%    7.72%
                 MID ATLANTIC TRUST CO FBO TK
                 ENGINEERING ASSOC
                 401K PLAN
                 1251 WATERFRONT PLACE STE 525
                 PITTSBURGH PA 15222-4228

                 JAN VEOMETT FBO INGLESIDE              2,850.566           8.29%    8.16%
                 MACHINE CO INC 401K PSP & TRUST
                 1120 HOOK RD
                 FARMINGTON NY 14425-8956

  Class K        MG TRUST CO AGENT TTEE FRONTIER        4,236.852          13.54%   12.10%
                 TRUST CO
                 ALEXANDER NICHOLSON INC PS
                 PO BOX 10699
                 FARGO ND 58106-0699

                 UNION BANK OF CA                      15,297.980          48.91%   43.71%
                 TRUST NOMINEE
                 VALENSI ROSE & MAGARAM PLC CASH
                 OR DEFERRED PSP
                 PO BOX 85484
                 SAN DIEGO CA 92186-5484

                 UNION BANK OF CA                       7,546.520          24.13%   21.56%
                 TRUST NOMINEE CHASTANG
                 ENTERPRISES INC
                 401K PLAN
                 PO BOX 85484
                 SAN DIEGO CA 92186-5484

                 UNION BANK OF CA                       2,483.579           7.94%    7.09%
                 TRUST NOMINEE SMALL WOODS INC
                 PROFIT SHARING PL
                 PO BOX 85484
                 SAN DIEGO CA 92186-5484

  Class I        UNION BANK OF CA                      22,351.183          99.93%   96.58%
                 TRUST NOMINEE MUSKEGON
                 SURGICAL ASSOCIATES PC
                 401K RETIREMENT PLAN
                 PO BOX 85484
                 SAN DIEGO CA 92186-5484

High Yield
  Class A        MLPF&S FOR THE SOLE BENEFIT OF     2,157,641.626          14.03%    1.56%
                 ITS CUSTOMERS
                 ATTN FUND ADMIN
                 4800 DEER LAKE DR E 2ND FL
                 JACKSONVILLE FL 32246-6484

                 FIRST CLEARING LLC                 1,534,632.598           9.98%    1.11%
                 SPECIAL CUSTODY
                 ACCT FOR THE EXCLUSIVE BENEFIT
                 OF CUSTOMER
                 10750 WHEAT FIRST DR
                 GLEN ALLEN VA 23060-9245

                 CITIGROUP GLOBAL MARKETS HOUSE       877,164.259           5.70%     .63%
                 ACCOUNT
                 ATTN CINDY TEMPESTA
                 333 W 34TH ST FL 3
                 NEW YORK NY 10001-2402

                 PERSHING LLC                       1,201,746.245           7.82%    2.81%
                 PO BOX 2052
                 JERSEY CITY NJ 07303-2052

  Class B        FIRST CLEARING LLC                 1,021,728.463          10.95%    3.71%
                 SPECIAL CUSTODY ACCT FOR THE
                 EXCLUSIVE BENEFIT OF CUSTOMER
                 10750 WHEAT FIRST DR
                 GLEN ALLEN VA 23060-9245

                 MLPF&S FOR THE SOLE BENEFIT OF       733,523.573           7.86%    2.64%
                 ITS CUSTOMERS
                 ATTN FUND ADMIN
                 4800 DEER LAKE DR E 2ND FL
                 JACKSONVILLE FL 32246-6484

                 CITIGROUP GLOBAL MARKETS HOUSE       738,683.727           7.92%    2.68%
                 ACCT
                 ATTN CINDY TEMPESTA
                 333 W 34TH ST FL 3
                 NEW YORK NY 10001-2402

                 PERSHING LLC                       1,134,963.491           12.17%   4.12%
                 PO BOX 2052
                 JERSEY CITY NJ 07303-2052


  Class C        FIRST CLEARING LLC                   586,050.198          11.71%    1.66%
                 SPECIAL CUSTODY ACCT FOR THE
                 EXCLUSIVE BENEFIT OF CUSTOMER
                 10750 WHEAT FIRST
                 GLEN ALLEN VA 23060-9245

                 MLPF&S FOR THE SOLE BENEFIT OF       676,256.642          13.52%    1.91%
                 ITS CUSTOMERS
                 ATTN FUND ADMIN
                 4800 DEER LAKE DR E 2ND FL
                 JACKSONVILLE FL 32246-6484

                 CITIGROUP GLOBAL MARKETS HOUSE       367,928.950           7.35%    1.04%
                 ACCOUNT
                 ATTN CINDY TEMPESTA
                 333 W 34TH ST FL 3
                 NEW YORK NY 10001-2402

                 PERSHING LLC                         326,588.815           6.53%     .92%
                 PO BOX 2052
                 JERSEY CITY NJ 07303-2052

                 MORGAN STANLEY & CO                  269,365.788           5.38%    5.89%
                 HARBORSIDE FINANCIAL CENTER
                 PLAZA II 3RD FL
                 JERSEY CITY NJ 07311

  Advisor        PIMS/PRUDENTIAL RETIREMENT AS        218,517.757          28.27%   14.24%
  Class          NOMINEE FOR THE TTEE/CUSTODIAN
                 ALLIANCE CAPITAL MANAGEMENT
                 300 INTERNATIONAL PKWY STE 270
                 HEATHROW FL 32746-5028

                 TRUST FOR THE PROFIT SHARING         484,146.870          60.06%   31.56%
                 PLAN FOR EMPLOYEES OF ALLIANCE
                 CAPITAL MGMT LP
                 ATTN DIANA MAROTTA FL 31
                 1345 AVE OF AMERICAS
                 NEW YORK NY 10105

  Class R        ALLIANCE CAPITAL MANAGEMENT LP         1,612.903          98.94%    2.21%
                 ATTN RAYMOND CARDOSI SEED
                 ACCOUNT
                 1 N LEXINGTON AVE
                 WHITE PLAINS NY
                 10601-1712

  Class K        ALLIANCE CAPITAL MANAGEMENT LP         1,612.903          20.23%    2.21%
                 ATTN RAYMOND CARDOSI SEED
                 ACCOUNT
                 1 N LEXINGTON AVE
                 WHITE PLAINS NY 10601-1712

                 UNION BANK OF CA TR NOMINEE FBO        6,102.480          76.54%    8.38%
                 PALM BEACH HEART ASSOC PA PSP
                 PO BOX 85484
                 SAN DIEGO CA 92186-5484

  Class I        ALLIANCE CAPITAL MANAGEMENT LP         1,612.903         100.00%    3.34%
                 ATTN RAYMOND CARDOSI SEED
                 ACCOUNT
                 1 N LEXINGTON AVE
                 WHITE PLAINS NY 10601-1712

Emerging
Market Debt
  Class A        MLPF&S FOR THE SOLE BENEFIT OF     2,148,236.725           6.90%    2.36%
                 ITS CUSTOMERS
                 ATTN FUND ADMIN
                 4800 DEER LAKE DR E 2ND FL
                 JACKSONVILLE FL 32246-6484

                 CITIGROUP GLOBAL MARKETS HOUSE     1,765,784.715           5.67%    1.94%
                 ACCOUNT
                 ATTN CINDY TEMPESTA
                 333 W 34TH ST FL 3
                 NEW YORK NY 10001-2402

                 PERSHING LLC                       3,791,599.824          12.18%    4.18%
                 PO BOX 2052
                 JERSEY CITY NJ 07303-2052

                 CHARLES SCHWAB & CO                2,045,613.105           6.57%    2.25%
                 FOR THE EXCLUSIVE BENEFIT OF
                 CUSTOMERS MUTUAL FUND OPERATIONS
                 101 MONTGOMERY ST
                 SAN FRANCISCO CA 94104

                 NATIONWIDE TRUST COMPANY FSB       1,886,000.380           6.06%    2.08%
                 C/O IPO PORTFOLIO ACCT
                 PO BOX 182029
                 COLUMBUS OH 43218-2029

                 PIMS                               1,980,804.231           6.36%    2.18%
                 ATTN PRUCHOICE UNIT
                 MAIL STOP NJ-11-05-20
                 GATEWAY CENTER 3 11TH FL
                 100 MULBERRY ST
                 NEWARK NJ 07102-4056

  Class B        FIRST CLEARING LLC                   423,472.817          10.16%    2.35%
                 SPECIAL CUSTODY ACCT FOR THE
                 EXCLUSIVE BENEFIT OF CUSTOMER
                 10750 WHEAT FIRST DR
                 GLEN ALLEN VA 23060-9245

                 MLPF&S FOR THE SOLE BENEFIT OF       307,482.061           7.38%    1.70%
                 ITS CUSTOMERS
                 ATTN FUND ADMIN
                 4800 DEER LAKE DR E 2ND FL
                 JACKSONVILLE FL 32246-6484

                 CITIGROUP GLOBAL MARKETS HOUSE       366,491.695           8.80%    2.03%
                 ACCOUNT
                 ATTN CINDY TEMPESTA
                 333 W 34TH ST FL 3
                 NEW YORK NY 10001-2402

                 PERSHING LLC                         436,858.142          10.48%    2.42%
                 PO BOX 2052
                 JERSEY CITY NJ 07303-2052

                 MORGAN STANLEY & CO                  232,720.191           5.58%    1.29%
                 HARBORSIDE FINANCIAL CENTER
                 PLAZA II 3RD FL
                 JERSEY CITY NJ 07311

  Class C        FIRST CLEARING LLC                   701,445.337           7.13%    3.04%
                 SPECIAL CUSTODY ACCT FOR THE
                 EXCLUSIVE BENEFIT OF CUSTOMER
                 10750 WHEAT FIRST DR
                 GLEN ALLEN VA 23060-9245

                 MLPF&S FOR THE SOLE BENEFIT OF     2,567,880.843          26.11%   11.16%
                 ITS CUSTOMERS
                 ATTN FUND ADMIN
                 4800 DEER LAKE DR E 2ND FL
                 JACKSONVILLE FL 32246-6484

                 CITIGROUP GLOBAL MARKETS HOUSE       912,455.948           9.28%    3.96%
                 ACCOUNT
                 ATTN CINDY TEMPESTA
                 333 W 34TH ST FL 3
                 NEW YORK NY 10001-2402

                 PERSHING LLC                         755,774.335           7.69%    3.28%
                 PO BOX 2052
                 JERSEY CITY NJ 07303-2052

                 MORGAN STANLEY & CO                1,162,259.862          11.82%    5.05%
                 HARBORSIDE FINANCIAL CENTER
                 PLAZA II 3RD FL
                 JERSEY CITY NJ 07311

  Advisor        N/A
  Class

  Class R        N/A

  Class K        N/A

  Class I        N/A

INSERT CHART//

                                   APPENDIX K

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise indicated, this information has been audited by Ernst & Young LLP, the independent registered public accounting firm for the Funds, whose report, along with each Fund's financial statements, are included in the Funds' annual report and available upon request.

                        AllianceBernstein Corporate Bond
                        --------------------------------


                                             Income from Investment Operations         Less: Dividends and Distributions
                                          ------------------------------------------   -----------------------------
                                                                           Net Increase
                                 Net Asset                 Net Realized    (Decrease)     Dividends    Distributions in
                                  Value,        Net       and Unrealized   in Net Asset    from Net     Excess of Net
                                 Beginning   Investment   Gain (Loss) on    Value from    Investment      Investment
Fiscal Year or Period            of Period   Income(a)     Investments      Operations      Income          Income
------------------------         ---------   ----------   --------------   ------------   ----------   ----------------
Class A
10/1/06 to 3/31/07 (unaudited)   $   11.84   $      .31   $          .42   $        .73   $     (.33)  $           0.00
Year Ended 9/30/06                   12.01          .59             (.15)           .44         (.61)              0.00
Year Ended 9/30/05                   12.18          .66             (.19)           .47         (.64)              0.00
Year Ended 9/30/04(f)                11.97          .75 (h)          .18            .93         (.72)              0.00
7/1/03 to 9/30/03(i)                 12.03          .18             (.06)           .12         (.18)              0.00
Year Ended 6/30/03                   10.70          .77             1.35           2.12         (.76)              0.00
Year Ended 6/30/02(j)                12.29          .94            (1.55)          (.61)        (.94)              0.00

Class B
10/1/06 to 3/31/07 (unaudited)   $   11.82   $      .27   $          .42   $        .69   $     (.28)  $           0.00
Year Ended 9/30/06                   12.00          .51             (.16)           .35         (.53)              0.00
Year Ended 9/30/05                   12.17          .57             (.19)           .38         (.55)              0.00
Year Ended 9/30/04(f)                11.96          .66 (h)          .19            .85         (.64)              0.00
7/1/03 to 9/30/03(i)                 12.02          .16             (.06)           .10         (.16)              0.00
Year Ended 6/30/03                   10.70          .69             1.35           2.04         (.70)              0.00
Year Ended 6/30/02(j)                12.30          .85            (1.55)          (.70)        (.85)              (.01)

Class C
10/1/06 to 3/31/07 (unaudited)   $   11.83   $      .27   $          .41   $        .68   $     (.28)  $           0.00
Year Ended 9/30/06                   12.01          .51             (.16)           .35         (.53)              0.00
Year Ended 9/30/05                   12.18          .57             (.19)           .38         (.55)              0.00
Year Ended 9/30/04(f)                11.96          .67 (h)          .19            .86         (.64)              0.00
7/1/03 to 9/30/03(i)                 12.02          .16             (.06)           .10         (.16)              0.00
Year Ended 6/30/03                   10.70          .69             1.35           2.04         (.70)              0.00
Year Ended 6/30/02(j)                12.30          .85            (1.55)          (.70)        (.85)              (.01)

Advisor Class
10/1/06 to 3/31/07 (unaudited)   $   11.83   $      .33   $          .42   $        .75   $     (.34)  $           0.00
Year Ended 9/30/06                   12.01          .63             (.16)           .47         (.65)              0.00
Year Ended 9/30/05                   12.19          .68             (.18)           .50         (.68)              0.00
Year Ended 9/30/04(f)                11.98          .84 (h)          .13            .97         (.76)              0.00
7/1/03 to 9/30/03(i)                 12.03          .19             (.05)           .14         (.19)              0.00
8/8/02(k) to 6/30/03                 10.21          .69             1.85           2.54         (.70)              0.00

Class R
10/1/06 to 3/31/07 (unaudited)   $   11.84   $      .29   $          .42   $        .71   $     (.31)  $           0.00
Year Ended 9/30/06                   12.02          .56             (.16)           .40         (.58)              0.00
Year Ended 9/30/05                   12.18          .60             (.15)           .45         (.61)              0.00
11/3/03(k) to 9/30/04(f)             11.88          .66 (h)         (.27)           .93         (.63)              0.00

Class K
10/1/06 to 3/31/07 (unaudited)   $   11.84   $      .34   $          .39   $        .73   $     (.33)  $           0.00
Year Ended 9/30/06                   12.01          .34              .11            .45         (.62)              0.00
3/1/05(k) to 9/30/05                 12.48          .37             (.48)          (.11)        (.36)              0.00

Class I
10/1/06 to 3/31/07 (unaudited)   $   11.84   $      .34   $          .41   $        .75   $     (.35)  $           0.00
Year Ended 9/30/06                   12.01          .64             (.16)           .48         (.65)              0.00
3/1/05(k) to 9/30/05                 12.48          .40             (.49)          (.09)        (.38)              0.00

----------------------------------------------------------
Please refer to the footnotes on pages 93 through 94.

                                        Less Distributions
                                    ------------------------
                                                                               Total
                                      Tax                       Net Asset    Investment
                                    Return         Total         Value,     Return Based
                                      of       Dividends and     End of     on Net Asset
Fiscal Year or Period               Capital    Distributions     Period       Value(b)
------------------------            -------    -------------    ---------   ------------
Class A
10/1/06 to 3/31/07 (unaudited)      $  0.00    $        (.33)   $   12.24           6.18%
Year Ended 9/30/06                     0.00             (.61)       11.84           3.86
Year Ended 9/30/05                     0.00             (.64)       12.01           3.86
Year Ended 9/30/04(f)                  0.00             (.72)       12.18           8.01
7/1/03 to 9/30/03(i)                   0.00             (.18)       11.97           1.06
Year Ended 6/30/03                     (.03)            (.79)       12.03          20.75
Year Ended 6/30/02(j)                  (.04)            (.98)       10.70          (5.51)

Class B
10/1/06 to 3/31/07 (unaudited)      $  0.00    $        (.28)   $   12.23           5.89%
Year Ended 9/30/06                     0.00             (.53)       11.82           3.05
Year Ended 9/30/05                     0.00             (.55)       12.00           3.13
Year Ended 9/30/04(f)                  0.00             (.64)       12.17           7.26
7/1/03 to 9/30/03(i)                   0.00             (.16)       11.96            .88
Year Ended 6/30/03                     (.02)            (.72)       12.02          19.85
Year Ended 6/30/02(j)                  (.04)            (.90)       10.70          (6.23)

Class C
10/1/06 to 3/31/07 (unaudited)      $  0.00    $        (.28)   $   12.23           5.81%
Year Ended 9/30/06                     0.00             (.53)       11.83           3.05
Year Ended 9/30/05                     0.00             (.55)       12.01           3.14
Year Ended 9/30/04(f)                  0.00             (.64)       12.18           7.35
7/1/03 to 9/30/03(i)                   0.00             (.16)       11.96            .88
Year Ended 6/30/03                     (.02)            (.72)       12.02          19.85
Year Ended 6/30/02(j)                  (.04)            (.90)       10.70          (6.23)

Advisor Class
10/1/06 to 3/31/07 (unaudited)      $  0.00    $        (.34)   $   12.24           6.43%
Year Ended 9/30/06                     0.00             (.65)       11.83           4.09
Year Ended 9/30/05                     0.00             (.68)       12.01           4.10
Year Ended 9/30/04(f)                  0.00             (.76)       12.19           8.34
7/1/03 to 9/30/03(i)                   0.00             (.19)       11.98           1.22
8/8/02(k) to 6/30/03                   (.02)            (.72)       12.03          25.70

Class R
10/1/06 to 3/31/07 (unaudited)      $  0.00    $        (.31)   $   12.24           6.03%
Year Ended 9/30/06                     0.00             (.58)       11.84           3.46
Year Ended 9/30/05                     0.00             (.61)       12.02           3.71
11/3/03(k) to 9/30/04(f)               0.00             (.63)       12.18           8.04

Class K
10/1/06 to 3/31/07 (unaudited)      $  0.00    $        (.33)   $   12.24           6.20%
Year Ended 9/30/06                     0.00             (.62)       11.84           3.94
3/1/05(k) to 9/30/05                   0.00             (.36)       12.01           (.89)

Class I
10/1/06 to 3/31/07 (unaudited)      $  0.00    $        (.35)   $   12.24           6.37%
Year Ended 9/30/06                     0.00             (.65)       11.84           4.22
3/1/05(k) to 9/30/05                   0.00             (.38)       12.01           (.70)

                                                           Ratios/Supplemental Data
                                    --------------------------------------------------------------------
                                                                        Ratio of Net
                                                       Ratio of          Investment
                                      Net Assets,     Expenses to        Income to
                                     End of Period    Average Net       Average Net          Portfolio
Fiscal Year or Period               (000's Omitted)     Assets             Assets          Turnover Rate
------------------------            ---------------   -----------       ------------       -------------
Class A
10/1/06 to 3/31/07 (unaudited)      $       420,230          1.11%(c)           5.19%(c)              25%
Year Ended 9/30/06                          415,539          1.11(e)            5.06                  73
Year Ended 9/30/05                          483,169          1.08(e)            5.38                 127
Year Ended 9/30/04(f)                       512,458          1.16(e)(g)         6.25(h)              230
7/1/03 to 9/30/03(i)                        535,318          1.20(c)(e)         6.18(c)               65
Year Ended 6/30/03                          555,979          1.16(e)            6.96                 171
Year Ended 6/30/02(j)                       520,984          1.12(e)            7.79                 276

Class B
10/1/06 to 3/31/07 (unaudited)      $        82,676          1.85%(c)           4.45%(c)              25%
Year Ended 9/30/06                           99,052          1.84(e)            4.33                  73
Year Ended 9/30/05                          162,973          1.80(e)            4.65                 127
Year Ended 9/30/04(f)                       251,173          1.89(e)(g)         5.55(h)              230
7/1/03 to 9/30/03(i)                        383,763          1.92(c)(e)         5.48(c)               65
Year Ended 6/30/03                          418,095          1.88(e)            6.27                 171
Year Ended 6/30/02(j)                       458,394          1.83(e)            7.05                 276

Class C
10/1/06 to 3/31/07 (unaudited)      $        87,641          1.82%(c)           4.48%(c)              25%
Year Ended 9/30/06                           90,972          1.82(e)            4.36                  73
Year Ended 9/30/05                          110,680          1.79(e)            4.65                 127
Year Ended 9/30/04(f)                       126,685          1.87(e)(g)         5.55(h)              230
7/1/03 to 9/30/03(i)                        157,719          1.91(c)(e)         5.49(c)               65
Year Ended 6/30/03                          168,123          1.87(e)            6.28                 171
Year Ended 6/30/02(j)                       179,418          1.82(e)            7.07                 276

Advisor Class
10/1/06 to 3/31/07 (unaudited)      $         7,245           .80%(c)           5.47%(c)              25%
Year Ended 9/30/06                            5,457           .81(e)            5.37                  73
Year Ended 9/30/05                            4,971           .83(e)            5.62                 127
Year Ended 9/30/04(f)                            86           .88(e)(g)         6.52(h)              230
7/1/03 to 9/30/03(i)                          2,883           .91(c)(e)         6.51(c)               65
8/8/02(k) to 6/30/03                          2,298           .88(c)(e)         6.90(c)              171

Class R
10/1/06 to 3/31/07 (unaudited)      $           245          1.38%(c)           4.95%(c)              25%
Year Ended 9/30/06                              150          1.36(e)            4.92(d)               73
Year Ended 9/30/05                               33          1.39(e)            5.02                 127
11/3/03(k) to 9/30/04(f)                         10          1.34(c)(e)(g)      6.04(c)(h)           230

Class K
10/1/06 to 3/31/07 (unaudited)      $            61          1.07(c)            5.14%(c)              25%
Year Ended 9/30/06                              619          1.03(e)            5.51(d)               73
3/1/05(k) to 9/30/05                             10          1.10(c)(e)         5.25(c)              127

Class I
10/1/06 to 3/31/07 (unaudited)      $           358           .75(c)            5.60%(c)              25%
Year Ended 9/30/06                              197           .73(e)            5.58(d)               73
3/1/05(k) to 9/30/05                             10           .79(c)(e)         5.59(c)              127

----------------------------------------------------------
Please refer to the footnotes on pages 93 through 94.

                          AllianceBernstein High Yield
                          ----------------------------

                                                   Income from Investment Operations         Less: Dividends and Distributions
                                                ------------------------------------------   -----------------------------
                                                                                  Net Increase
                                    Net Asset                     Net Realized     (Decrease)     Dividends     Distributions in
                                     Value,        Net           and Unrealized   in Net Asset     from Net      Excess of Net
                                    Beginning   Investment       Gain (Loss) on    Value from     Investment       Investment
Fiscal Year or Period               of Period   Income(a)         Investments      Operations       Income           Income
------------------------            ---------   ----------       --------------    ------------    ----------    ----------------
Class A
10/1/06 to 3/31/07 (unaudited)      $    5.81   $      .19      $          .21    $        .40    $     (.19)   $           0.00
Year Ended 9/30/06                       5.92          .42                (.11)            .31          (.42)               0.00
Year Ended 9/30/05                       6.02          .45                (.10)            .35          (.43)               0.00
Year Ended 9/30/04                       5.98          .43(h)              .11             .54          (.50)               0.00
9/1/03 to 9/30/03(i)                     5.90          .04                 .08             .12          (.04)               0.00
Year Ended 8/31/03                       5.33          .48                 .61            1.09          (.49)               0.00
Year Ended 8/31/02(k)                    6.49          .60               (1.16)           (.56)         (.58)               0.00

Class B
10/1/06 to 3/31/07 (unaudited)      $    5.81   $      .17      $          .20    $        .37    $     (.17)   $           0.00
Year Ended 9/30/06                       5.92          .38                (.11)            .27          (.38)               0.00
Year Ended 9/30/05                       6.02          .40                (.10)            .30          (.39)               0.00
Year Ended 9/30/04                       5.99          .50(h)             (.01)            .49          (.46)               0.00
9/1/03 to 9/30/03(i)                     5.90          .03(h)              .10             .13          (.04)               0.00
Year Ended 8/31/03                       5.33          .43                 .62            1.05          (.45)               0.00
Year Ended 8/31/02(j)                    6.50          .56               (1.17)           (.61)         (.54)               0.00

Class C
10/1/06 to 3/31/07 (unaudited)      $    5.83   $      .17      $          .21    $        .38    $     (.17)   $           0.00
Year Ended 9/30/06                       5.92          .38                (.11)            .27          (.38)               0.00
Year Ended 9/30/05                       6.03          .40                (.11)            .29          (.39)               0.00
Year Ended 9/30/04                       5.99          .45(h)              .05             .50          (.46)               0.00
9/1/03 to 9/30/03(i)                     5.90          .03(h)              .10             .13          (.04)               0.00
Year Ended 8/31/03                       5.33          .43                 .62            1.05          (.45)               0.00
Year Ended 8/31/02(j)                    6.50          .56               (1.17)           (.61)         (.54)               0.00

Advisor Class
10/1/06 to 3/31/07 (unaudited)      $    5.83   $      .20      $          .20    $        .40    $     (.20)   $           0.00
Year Ended 9/30/06                       5.93          .45                (.11)            .34          (.44)               0.00
Year Ended 9/30/05                       6.03          .48(h)             (.12)            .36          (.44)               0.00
Year Ended 9/30/04                       5.99          .44(h)              .11             .55          (.51)               0.00
9/1/03 to 9/30/03(i)                     5.91          .04                 .08             .12          (.04)               0.00
Year Ended 8/31/03                       5.34          .49                 .61            1.10          (.50)               0.00
Year Ended 8/31/02(j)                    6.50          .62               (1.16)           (.54)         (.61)               0.00

Class R
10/1/06 to 3/31/07 (unaudited)      $    5.81   $      .19      $          .20    $        .39    $     (.19)   $           0.00
Year Ended 9/30/06                       5.92          .41                (.12)            .29          (.40)               0.00
3/1/05(j) to 9/30/05                     6.20          .25(h)             (.28)           (.03)         (.24)               0.00

Class K
10/1/06 to 3/31/07 (unaudited)      $    5.82   $      .21      $          .18    $        .39    $     (.19)   $           0.00
Year Ended 9/30/06                       5.92          .29                (.03)            .32          (.42)               0.00
3/1/05(j) to 9/30/05                     6.20          .26(h)             (.28)           (.02)         (.25)               0.00

Class I
10/1/06 to 3/31/07 (unaudited)      $    5.81   $      .20      $          .20    $        .40    $     (.20)   $           0.00
Year Ended 9/30/06                       5.92          .44                (.11)           (.33)         (.44)               0.00
3/1/05 to 9/30/05                        6.20          .27(h)             (.28)           (.01)         (.26)               0.00

--------------------------------------------------------
Please refer to the footnotes on pages 93 through 94.

                                   Less Distributions
                                ------------------------
                                                                            Total
                                   Tax          Total        Net Asset    Investment
                                 Return       Dividends       Value,     Return Based
                                   of            and          End of     on Net Asset
Fiscal Year or Period            Capital    Distributions     Period       Value(b)
---------------------           -------    -------------    ---------   ------------
Class A
10/1/06 to 3/31/07 (unaudited)   $  0.00    $        (.19)   $    6.02           6.96%
Year Ended 9/30/06                  0.00             (.42)        5.81           5.54
Year Ended 9/30/05                  (.02)            (.45)        5.92           5.84
Year Ended 9/30/04                  0.00             (.50)        6.02           9.23
9/1/03 to 9/30/03(i)                0.00             (.04)        5.98           2.03
Year Ended 8/31/03                  (.03)            (.52)        5.90          21.38
Year Ended 8/31/02(j)               (.02)            (.60)        5.33          (9.14)

Class B
10/1/06 to 3/31/07 (unaudited)   $  0.00    $        (.17)   $    6.01           6.39%
Year Ended 9/30/06                  0.00             (.38)        5.81           4.80
Year Ended 9/30/05                  (.01)            (.40)        5.92           5.11
Year Ended 9/30/04                  0.00             (.46)        6.02           8.38
9/1/03 to 9/30/03(i)                0.00             (.04)        5.99           2.15
Year Ended 8/31/03                  (.03)            (.48)        5.90          20.55
Year Ended 8/31/02(j)               (.02)            (.56)        5.33          (9.94)

Class C
10/1/06 to 3/31/07 (unaudited)   $  0.00    $        (.17)   $    6.02           6.59%
Year Ended 9/30/06                  0.00             (.38)        5.81           4.80
Year Ended 9/30/05                  (.01)            (.40)        5.92           4.94
Year Ended 9/30/04                  0.00             (.46)        6.03           8.56
9/1/03 to 9/30/03(i)                0.00             (.04)        5.99           2.15
Year Ended 8/31/03                  (.03)            (.48)        5.90          20.54
Year Ended 8/31/02(j)               (.02)            (.56)        5.33          (9.94)

Advisor Class
10/1/06 to 3/31/07 (unaudited)   $  0.00    $        (.20)   $    6.03           6.92%
Year Ended 9/30/06                  0.00             (.44)        5.83           6.03
Year Ended 9/30/05                  (.02)            (.46)        5.93           6.14
Year Ended 9/30/04                  0.00             (.51)        6.03           9.51
9/1/03 to 9/30/03(i)                0.00             (.04)        5.99           2.05
Year Ended 8/31/03                  (.03)            (.53)        5.91          21.73
Year Ended 8/31/02(j)               (.01)            (.62)        5.34          (8.82)

Class R
10/1/06 to 3/31/07 (unaudited)   $  0.00    $        (.19)   $    6.01           6.73%
Year Ended 9/30/06                  0.00             (.40)        5.81           5.22
3/1/05(k) to 9/30/05                (.01)            (.25)        5.92           (.44)

Class K
10/1/06 to 3/31/07 (unaudited)   $  0.00    $        (.19)   $    6.02           6.80%
Year Ended 9/30/06                  0.00             (.42)        5.82           5.73
3/1/05(k) to 9/30/05               (0.01)            (.26)        5.92           (.28)

Class I
10/1/06 to 3/31/07 (unaudited)   $  0.00    $        (.20)   $    6.01           7.01%
Year Ended 9/30/06                  0.00             (.44)        5.81           5.89
3/1/05 to 9/30/05                   (.01)            (.27)        5.92           (.11)
                                                       Ratios/Supplemental Data
                                 ------------------------------------------------------------------------
                                                                    Ratio of Net
                                                      Ratio          Investment
                                   Net Assets,     of Expenses       Income to
                                  End of Period    to Average       Average Net            Portfolio
Fiscal Year or Period            (000's Omitted)   Net Assets          Assets            Turnover Rate
---------------------      ---   ---------------   -----------      ------------         -------------
Class A
10/1/06 to 3/31/07 (unaudited)   $        92,072          1.20%(c)          6.40%(c)                33%
Year Ended 9/30/06                        79,298          1.28(d)           7.32(d)(h)              57
Year Ended 9/30/05                        92,770          1.16              7.31(h)                 68

Year Ended 9/30/06                        92,986          2.02(d)           6.64(d)(h)
9/1/03 to 9/30/03(i)                      90,466          1.63(c)           7.60(c)                 10
Year Ended 8/31/03                       134,674          1.38              8.33                   123
Year Ended 8/31/02(j)                     72,455          1.43             10.06                    57

Class B
10/1/06 to 3/31/07 (unaudited)   $        71,925          1.93%(c)          5.70%(c)                33%
Year Ended 9/30/06                        92,986          2.02(d)           6.64(d)(h)              57
Year Ended 9/30/05                       146,729          1.87              6.63(h)                 68
Year Ended 9/30/04                       217,320          1.88(g)           8.18(h)                 83
9/1/03 to 9/30/03(i)                     279,666          2.40(c)(h)        7.11(c)                 10
Year Ended 8/31/03                       277,190          2.11              7.79                   123
Year Ended 8/31/02(j)                    256,533          2.15              9.34                    57

Class C
10/1/06 to 3/31/07 (unaudited)   $        34,446          1.91%(c)          5.71%(c)                33%
Year Ended 9/30/06                        36,261          2.00(d)           6.62(d)(h)              57
Year Ended 9/30/05                        46,526          1.86              6.62(h)                 68
Year Ended 9/30/04                        66,336          1.87(g)           7.40(h)                 83
9/1/03 to 9/30/03(i)                      68,068          2.40(c)(h)        7.11(c)                 10
Year Ended 8/31/03                        66,427          2.10              7.72                   123
Year Ended 8/31/02(j)                     48,448          2.14              9.35                    57

Advisor Class
10/1/06 to 3/31/07 (unaudited)   $         4,703           .90%(c)          6.68%(c)                33%
Year Ended 9/30/06                         3,890           .98(d)           7.64(d)(h)              57
Year Ended 9/30/05                         6,924           .80              7.73(h)                 68
Year Ended 9/30/04                       179,418           .85(g)           7.26(h)                 83
9/1/03 to 9/30/03(i)                     148,041          1.40(c)           8.12(c)                 10
Year Ended 8/31/03                       145,549          1.09              8.72                   123
Year Ended 8/31/02(j)                     95,895          1.16             10.43                    57

Class R
10/1/06 to 3/31/07 (unaudited)   $            10          1.31(c)           6.30%(c)                33%
Year Ended 9/30/06                             9          1.58%(d)          7.01(d)                 57
3/1/05(k) to 9/30/05                          10          1.45(c)           7.17(c)(h)              68

Class K
10/1/06 to 3/31/07 (unaudited)   $            45          1.21(c)           6.57%(c)                33%
Year Ended 9/30/06                           259          1.34%(d)          7.19(d)                 57
3/1/05(k) to 9/30/05                          10          1.16(c)           7.47(c)(h)              68

Class I
10/1/06 to 3/31/07 (unaudited)   $            10           .78(c)           6.84%(c)                33%
Year Ended 9/30/06                             9           .95%(d)          7.64(d)                57
3/1/05 to 9/30/05                             10           .88(c)           7.75(c)(h)              68

-------------------------------------------------------
Please refer to the footnotes on pages 93 through 94.

                     AllianceBernstein Emerging Market Debt
                     --------------------------------------

                                                Income from Investment Operations            Less: Dividends and Distributions
                                             ----------------------------------------------   ------------------------------
                                                               Net Increase                  Distributions
                                 Net Asset                     Net Realized     (Decrease)    Dividends         from Net
                                  Value,        Net           and Unrealized   in Net Asset    from Net      Realized Gain
                                 Beginning   Investment       Gain (Loss) on    Value from    Investment     on Investments
Fiscal Year or Period            of Period   Income(a)         Investments      Operations      Income        Transactions
------------------------         ---------   ----------       --------------    ------------   ----------    ----------------
Class A
10/1/06 to 3/31/07 (unaudited)   $    8.97   $      .27      $          .36    $        .63   $     (.29)   $           (.35)
Year Ended 10/31/06                   8.70          .55                 .43             .98         (.57)               (.14)
Year Ended 10/31/05                   8.38          .53                 .34             .87         (.55)               0.00
Year Ended 10/31/04(f)                8.00          .49(h)              .50             .99         (.61)               0.00
9/1/03 to 10/31/03(i)                 7.72          .11                 .28             .39         (.11)               0.00
Year Ended 8/31/03                    6.02          .69                1.71            2.40         (.70)               0.00
Year Ended 8/31/02(j)                 6.37          .69                (.24)            .45         (.74)               0.00

Class B
10/1/06 to 3/31/07 (unaudited)   $    9.05   $      .24      $          .36    $        .60   $     (.26)   $           (.35)
Year Ended 10/31/06                   8.77          .49                 .44             .93         (.51)               (.14)
Year Ended 10/31/05                   8.45          .47                 .34             .81         (.49)               0.00
Year Ended 10/31/04(f)                8.07          .62(h)              .32             .94         (.56)               0.00
9/1/03 to 10/31/03(i)                 7.80          .10                 .28             .38         (.11)               0.00
Year Ended 8/31/03                    6.09          .64                1.73            2.37         (.66)               0.00
Year Ended 8/31/02(j)                 6.45          .64                (.24)            .40         (.70)               0.00

Class C
10/1/06 to 3/31/07 (unaudited)   $    9.07   $      .24      $          .36    $        .60   $     (.26)   $           (.35)
Year Ended 10/31/06                   8.79          .49                 .44             .93         (.51)               (.14)
Year Ended 10/31/05                   8.47          .47                 .34             .81         (.49)               0.00
Year Ended 10/31/04(f)                8.09          .45(h)              .49             .94         (.56)               0.00
9/1/03 to 10/31/03(i)                 7.82          .10                 .28             .38         (.11)               0.00
Year Ended 8/31/03                    6.10          .63                1.75            2.38         (.66)               0.00
Year Ended 8/31/02(j)                 6.46          .64                (.24)            .40         (.70)               0.00

-------------------------------------------------------
Please refer to the footnotes on pages 93 through 94.

                                Less Distributions
                              ------------------------
                                                                         Total
                                Tax          Total        Net Asset    Investment
                              Return       Dividends       Value,     Return Based      Net Assets,
                                of            and          End of     on Net Asset     End of Period
Fiscal Year or Period         Capital    Distributions     Period       Value(b)      (000's Omitted)
----------------------        -------    -------------    ---------   ------------    ---------------
Class A
10/1/06 to 3/31/07 (unaudited)$  0.00    $        (.64)   $    8.96           7.27%   $       262,614
Year Ended 10/31/06              0.00             (.71)        8.97          11.87            235,763
Year Ended 10/31/05              0.00             (.55)        8.70          10.70            213,652
Year Ended 10/31/04(f)           0.00             (.61)        8.38          12.82            156,469
9/1/03 to 10/31/03(i)            0.00             (.11)        8.00           5.11            137,709
Year Ended 8/31/03               0.00             (.70)        7.72          41.80            118,669
Year Ended 8/31/02(j)            (.06)            (.80)        6.02           7.38             76,397

Class B
10/1/06 to 3/31/07 (unaudited)$  0.00    $        (.61)   $    9.04           6.82%   $        40,311
Year Ended 10/31/06              0.00             (.65)        9.05          11.11             45,133
Year Ended 10/31/05              0.00             (.49)        8.77           9.81             53,629
Year Ended 10/31/04(f)           0.00             (.56)        8.45          12.02             61,715
9/1/03 to 10/31/03(i)            0.00             (.11)        8.07           4.84             90,443
Year Ended 8/31/03               0.00             (.66)        7.80          40.69             89,571
Year Ended 8/31/02(j)            (.06)            (.76)        6.09           6.50             80,064

Class C
10/1/06 to 3/31/07 (unaudited)$  0.00    $        (.61)   $    9.06           6.82%   $        90,814
Year Ended 10/31/06              0.00             (.65)        9.07          11.10             88,046
Year Ended 10/31/05              0.00             (.49)        8.79           9.81             91,662
Year Ended 10/31/04(f)           0.00             (.56)        8.47          12.00             82,876
9/1/03 to 10/31/03(i)            0.00             (.11)        8.09           4.83             77,657
Year Ended 8/31/03               0.00             (.66)        7.82          40.80             73,477
Year Ended 8/31/02(j)            (.06)            (.76)        6.10           6.50             45,527

                                  Ratios/Supplemental Data
                                -----------------------------
                                               Ratio of Net
                                 Ratio          Investment
                              of Expenses       Income to
                              to Average       Average Net         Portfolio
Fiscal Year or Period         Net Assets          Assets         Turnover Rate
----------------------       -----------      ------------      -------------
Class A
10/1/06 to 3/31/07 (unaudited)       1.43%(c)          6.22%(c)             35%
Year Ended 10/31/06                  1.48              6.32                 75
Year Ended 10/31/05                  1.20              6.14                100
Year Ended 10/31/04(f)               1.23(e)(g)        6.04(h)             173
9/1/03 to 10/31/03(i)                1.75(c)(e)        7.90(c)              20
Year Ended 8/31/03                   1.94(e)           9.73                125
Year Ended 8/31/02(j)                1.88(e)          11.02                170

Class B
10/1/06 to 3/31/07 (unaudited)       2.16%(c)          5.43%(c)             35%
Year Ended 10/31/06                  2.18              5.55                 75
Year Ended 10/31/05                  1.89              5.39                100
Year Ended 10/31/04(f)               1.94(e)(g)        7.57(h)             173
9/1/03 to 10/31/03(i)                2.45(c)(e)        7.11(c)              20
Year Ended 8/31/03                   2.64(e)           9.07                125
Year Ended 8/31/02(j)                2.58(e)          10.25                170

Class C
10/1/06 to 3/31/07 (unaudited)       2.13%(c)          5.44%(c)             35%
Year Ended 10/31/06                  2.17              5.54                 75
Year Ended 10/31/05                  1.89              5.38                100
Year Ended 10/31/04(f)               1.92(e)(g)        5.51(h)             173
9/1/03 to 10/31/03(i)                2.43(c)(e)        7.09(c)              20
Year Ended 8/31/03                   2.63(e)           8.91                125
Year Ended 8/31/02(j)                2.56(e)          10.16                170

------------------------------------------------------
(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge or contingent deferred sales charge, if applicable, is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment returns calculated for periods of less than one year are not annualized.

(c)  Annualized.

(d)  The ratio includes expenses attributable to costs of proxy solicitation.

(e) Includes interest expense. If the following Funds (except for Alliance Bernstein Emerging Market Debt which is net of waivers/reimbursements) had borne all expenses excluding interest expense, the ratio of expenses to average net assets would have been as follows:


                                                                  September
                                     2005            2004            2003            2003            2002
                                    ------          ------          ------          ------          ------
AllianceBernstein Corporate Bond
Class A                             1.08%           1.12%           1.15%(i)        1.13%           1.09%
Class B                             1.79            1.84            1.87(i)         1.85            1.80
Class C                             1.78            1.84            1.86(i)         1.84            1.79
Advisor Class                       0.82            0.83            0.86(i)         0.85(i)           --
Class R                             1.38            1.12            1.13(c)         1.15            1.09
Class K                             1.10(c)         1.31(c)
Class I                             0.79(c)

                             Six months ended
                             April 30 2006                                                 October
                              (unaudited)       2006        2005            2004            2003            2003            2002
                             --------------     ------      ------          ------          ------          ------          ------
AllianceBernstein Emerging
Market Debt
Class A                         1.11%           1.14%       1.19%           1.21%           1.47%(i)        1.46%           1.50%
Class B                         1.84            1.85        1.89            1.92            2.17(i)         2.17            2.20
Class C                         1.81            1.84        1.88            1.90            2.16(i)         2.16            2.19



(f) The Funds have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however prior to the effective date noted below, these interim payments were reflected within interest income/expense on the statement of operations. For each Fund, the effective date and impact of this change to each class of shares is as follows:

                                                                                                  Increase
                                                             Increase                          (Decrease) to
                                                             Increase       (Decrease) in        Ratios of
                                                          (Decrease) in      Net Realized      Net Investment
                                                          Net Investment    and Unrealized       Income to
                                           Effective        Income Per       Gain (Loss)          Average
                                              Date            Share           Per Share          Net Assets
--------------------------------------   --------------   --------------    --------------     --------------
AllianceBernstein Corporate Bond            10/1/03
Class A                                                   $         0.02     $       (0.02)              0.18%
Class B                                                             0.02             (0.02)              0.16
Class C                                                             0.02             (0.02)              0.16
Advisor Class                                                       0.02             (0.02)              0.18
Class R                                                             0.02             (0.02)              0.17
AllianceBernstein Emerging Market Debt      11/1/03
Class A                                                   $        (0.05)    $        0.05              (0.56)%
Class B                                                            (0.04)             0.04              (0.57)
Class C                                                            (0.05)             0.05              (0.55)

(g) Net of fees waived by the Adviser. If the following Funds had borne all expenses for the respective year ends, the expense ratios would have been as follows:


                                                                2004
                                                      -------------------------
AllianceBernstein Corporate Bond
Class A                                                        1.20%
Class B                                                        1.93
Class C                                                        1.92
Advisor Class                                                  0.92
Class R                                                        1.39(i)


AllianceBernstein High Yield
Class A                                                        1.32%
Class B                                                        2.05
Class C                                                        2.04
Advisor Class                                                  1.02



AllianceBernstein Emerging Market Debt
Class A                                                        1.40%
Class B                                                        2.11
Class C                                                        2.09


(h)  Net of fees waived and expenses reimbursed by the Adviser.

(i)  Change in fiscal year end.

(j) As required, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. For each Fund, the effective date and impact of this change to each class of shares is as follows:

                                                                                Increase            Decrease in Ratio of
                                                                             (Decrease) in          Net Investment Income
                                                                              Net Realized             to Average Net
                                                            Decrease in      and Unrealized                 Assets:
                                                           Net Investment    Gain (Loss) on    --------------------------------
                                           Effective         Income per       Investments
                                              Date             Share           per Share           From:              To:
--------------------------------------   --------------    --------------    --------------    --------------    --------------
AllianceBernstein Corporate Bond
Class A                                       7/1/01        $   (0.01)        $   (0.01)          7.82%             7.79%
Class B                                                         (0.01)            (0.01)          7.08              7.05
Class C                                                         (0.01)            (0.01)          7.10              7.07
High Yield
Class A                                       9/1/01        $   (0.01)        $   (0.01)         10.19%            10.06%
Class B                                                         (0.01)            (0.01)          9.47              9.34
Class C                                                         (0.01)            (0.01)          9.47              9.35
Advisor Class                                                   (0.01)            (0.01)         10.56             10.43
AllianceBernstein Emerging Market Debt
Class A                                       9/1/01        $   (0.01)        $   (0.01)         11.10%            11.02%
Class B                                                         (0.01)            (0.01)         10.34             10.25
Class C                                                         (0.01)            (0.01)         10.24             10.16

Per share, ratios and supplemental data for periods prior to the effective date have not been restated to reflect these changes in presentation.

(k)  Commencement of distribution.

FORM OF PROXY CARD



                                           Vote by Touch-Tone Phone or by Mail!!

                    CALL: To vote by phone call toll-free 1-800-[___]-[____] and
                                               Follow the recorded instructions.
                    MAIL: Return the signed Proxy Card in the enclosed envelope.

                                 PROXY IN CONNECTION WITH THE SPECIAL MEETING OF
                                        SHAREHOLDERS TO BE HELD NOVEMBER 2, 2007

     THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF THE FUND

 AllianceBernstein Bond Fund, Inc. - AllianceBernstein Corporate Bond Portfolio

The undersigned hereby appoints Christina A. Morse and Carol H. Rappa, or either of them, as proxies for the undersigned, each with full power of substitution, to attend the Meeting of Shareholders (the "Meeting") of AllianceBernstein Bond Fund, Inc. - AllianceBernstein Corporate Bond Portfolio (the "Fund"), to be held at [_________], Eastern Time, on Friday, November 2, 2007 at the offices of the Fund at 1345 Avenue of the Americas, [____] Floor, New York, New York 10105, and at any postponement or adjournment thereof, to cast on behalf of the undersigned all votes that the undersigned is entitled to cast at the Meeting and otherwise to represent the undersigned at the Meeting with all powers possessed by the undersigned if personally present at the Meeting. The undersigned hereby acknowledges receipt of the Notice of Meeting and accompanying Prospectus/Proxy Statement, revokes any proxy previously given with respect to the Meeting and instructs said proxies to vote said shares as indicated on the reverse side of this Proxy Card.

IF THIS PROXY CARD IS PROPERLY EXECUTED, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST AS SPECIFIED. IF THIS PROXY CARD IS PROPERLY EXECUTED BUT NO SPECIFICATION IS MADE FOR THE PROPOSAL, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST "FOR" THE PROPOSAL AS DESCRIBED IN THE PROSPECTUS/PROXY STATEMENT. ADDITIONALLY, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST IN THE DISCRETION OF THE PROXYHOLDER ON ANY OTHER MATTER THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

PLEASE VOTE, DATE AND SIGN ON THE REVERSE SIDE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED ENVELOPE.

/x/ Please mark votes as in this example.
--------------------------------------------------------------------------------

THE PROPOSAL Acquisition by AllianceBernstein Emerging Market Debt Fund, Inc. of all of the assets and the assumption of all of the liabilities of the Fund in exchange for shares of AllianceBernstein Emerging Market Debt Fund, Inc.

        FOR                     AGAINST                    ABSTAIN
        /_/                      /_/                         /_/


To vote and otherwise represent the undersigned on any other matter that may properly come before the Meeting, any postponement or adjournment thereof, including any matter incidental to the conduct of the Meeting, in the discretion of the Proxy holder(s).


Please check here if you plan to attend the Meeting.

     /_/   I WILL ATTEND THE MEETING.

Please be sure to sign your name(s) exactly as it appears on this Proxy Card.


                  ------------------------------------------
                  Signature(s) of Shareholder(s)

                  Date: __________________________, 2007


                  ------------------------------------------
                  Signature(s) of Shareholder(s)

                  Date: __________________________, 2007


IMPORTANT: Please sign legibly and exactly as the name appears on this Proxy Card. Joint owners must EACH sign the Proxy Card. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

***PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE***




SK 00250 0455 803313

FORM OF PROXY CARD



                                           Vote by Touch-Tone Phone or by Mail!!

                    CALL: To vote by phone call toll-free 1-800-[___]-[____] and
                                               Follow the recorded instructions.
                    MAIL: Return the signed Proxy Card in the enclosed envelope.

                                 PROXY IN CONNECTION WITH THE SPECIAL MEETING OF
                                        SHAREHOLDERS TO BE HELD NOVEMBER 2, 2007

     THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF THE FUND

                     AllianceBernstein High Yield Fund, Inc.

The undersigned hereby appoints Christina A. Morse and Carol H. Rappa, or either of them, as proxies for the undersigned, each with full power of substitution, to attend the Meeting of Shareholders (the "Meeting") of AllianceBernstein High Yield Fund, Inc. (the "Fund"), to be held at [_________], Eastern Time, on Friday, November 2, 2007 at the offices of the Fund at 1345 Avenue of the Americas, [____] Floor, New York, New York 10105, and at any postponement or adjournment thereof, to cast on behalf of the undersigned all votes that the undersigned is entitled to cast at the Meeting and otherwise to represent the undersigned at the Meeting with all powers possessed by the undersigned if personally present at the Meeting. The undersigned hereby acknowledges receipt of the Notice of Meeting and accompanying Prospectus/Proxy Statement, revokes any proxy previously given with respect to the Meeting and instructs said proxies to vote said shares as indicated on the reverse side of this Proxy Card.

IF THIS PROXY CARD IS PROPERLY EXECUTED, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST AS SPECIFIED. IF THIS PROXY CARD IS PROPERLY EXECUTED BUT NO SPECIFICATION IS MADE FOR THE PROPOSAL, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST "FOR" THE PROPOSAL AS DESCRIBED IN THE PROSPECTUS/PROXY STATEMENT. ADDITIONALLY, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST IN THE DISCRETION OF THE PROXYHOLDER ON ANY OTHER MATTER THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

PLEASE VOTE, DATE AND SIGN ON THE REVERSE SIDE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED ENVELOPE.

/x/ Please mark votes as in this example.
--------------------------------------------------------------------------------

THE PROPOSAL Acquisition by AllianceBernstein Emerging Market Debt Fund, Inc. of all of the assets and the assumption of all of the liabilities of the Fund in exchange for shares of AllianceBernstein Emerging Market Debt Fund, Inc.

       FOR                       AGAINST                        ABSTAIN
       /_/                        /_/                              /_/


To vote and otherwise represent the undersigned on any other matter that may properly come before the Meeting, any postponement or adjournment thereof, including any matter incidental to the conduct of the Meeting, in the discretion of the Proxy holder(s).


Please check here if you plan to attend the Meeting.

     /_/   I WILL ATTEND THE MEETING.

Please be sure to sign your name(s) exactly as it appears on this Proxy Card.


                  ------------------------------------------
                  Signature(s) of Shareholder(s)

                  Date: __________________________, 2007


                  ------------------------------------------
                  Signature(s) of Shareholder(s)

                  Date: __________________________, 2007


IMPORTANT: Please sign legibly and exactly as the name appears on this Proxy Card. Joint owners must EACH sign the Proxy Card. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

***PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE***





SK 00250 0455 803315

                ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND, INC.

                           1345 Avenue of the Americas
                               New York, New York
                            Toll Free (800) 221-5672

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 17, 2007

     This Statement of Additional Information (the "SAI") relates to the acquisitions (the "Acquisitions") of all of the assets and liabilities of AllianceBernstein Corporate Bond Portfolio ("Corporate Bond"), a series of AllianceBernstein Bond Fund, Inc., and AllianceBernstein High Yield Fund, Inc. ("High Yield") by AllianceBernstein Emerging Market Debt Fund, Inc. ("Emerging Market Debt"). (Corporate Bond and High Yield are each an "Acquired Fund" and collectively, the "Acquired Funds." Emerging Market Debt and the Acquired Funds are each a "Fund" and collectively, the "Funds.")

     This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated August 17, 2007 (the "Prospectus/Proxy Statement") of Emerging Market Debt which relates to the Acquisitions. As described in the Prospectus/Proxy Statement, the Acquisitions would involve the transfer of all the assets of each of the Acquired Funds in exchange for shares of Emerging Market Debt and the assumption by Emerging Market Debt of all the liabilities of each of the Acquired Funds. Each of the Acquired Funds would distribute the Emerging Market Debt shares it receives to its shareholders in complete liquidation of the Fund. Emerging Market Debt will be the survivor for accounting purposes.

     This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to a Fund at 1345 Avenue of the Americas, New York, New York 10105, or by calling 1-800-221-5672.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
                                                                          Page
ADDITIONAL INFORMATION ABOUT THE FUNDS

FINANCIAL STATEMENTS

Additional Information About the Funds

     Further information about Emerging Market Debt, Corporate Bond and High Yield is contained in their Statements of Additional Information each dated February 1, 2007, which are available upon request and without charge by writing to the applicable Fund at 1345 Avenue of the Americas, New York, New York 10105, or by calling 1-800-221-5672.

Financial Statements

     The financial statements and Report of Independent Registered Public Accounting Firm contained in the Annual Report for the twelve months ended October 31, 2006, of Emerging Market Debt, which report contains historical financial information regarding Emerging Market Debt, has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

     The financial statements and Report of Independent Registered Public Accounting Firm contained in the Annual Report for the twelve months ended September 30, 2006, of Corporate Bond, which report contains historical financial information regarding Corporate Bond, has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

     The financial statements and Report of Independent Registered Public Accounting Firm contained in the Annual Report for the twelve months ended September 30, 2006, of High Yield, which report contains historical financial information regarding High Yield, has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

     Pro Forma Financial Information:

     The following represents the pro forma financial information:

                           PRO FORMA ALLIANCEBERNSTEIN

                       EMERGING MARKET DEBT FUND, INC.
                              FINANCIAL STATEMENTS



                ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND, INC.

                   ALLIANCEBERNSTEIN CORPORATE BOND PORTFOLIO

                     ALLIANCEBERNSTEIN HIGH YIELD FUND, INC.





                                 August 17, 2007

(unaudited)

PORTFOLIO OF INVESTMENTS
PRO FORMA ALLIANCEBERNSTEIN
EMERGING MARKET DEBT FUND                                                               AllianceBernstein Emerging Market Debt Fund
April 30, 2007 (unaudited)                                                                        AllianceBernstein High Yield Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Pro Forma
                                         AllianceBernstein                                                           Pro Forma
                                          Emerging Market    AllianceBernstein                                   AllianceBernstein
                                             Debt Fund       Emerging Market   AllianceBernstein                  Emerging Market
                                          Principal Amount      Debt Fund        High Yield Fund                      Debt Fund
                                               (000)          (U.S. $ Value)      (U.S. $ Value)    Adjustments     (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
SOVEREIGNS-57.9%
Argentina-3.5%
Republic of Argentina
   5.475%, 8/03/12 (a)(b)            US$         12,168      $ 11,623,959     $           -0-     $       -0-      $ 11,623,959
   8.28%, 12/31/33 (c)                            7,506         8,088,115                 -0-             -0-         8,088,115
   Series V
   7.00%, 3/28/11 (a)                             1,120         1,118,258                 -0-             -0-         1,118,258
                                                          ----------------   ------------------   ------------ -----------------
                                                               20,830,332                 -0-             -0-        20,830,332
                                                          ----------------   -----------------    ------------ -----------------
Brazil-11.5%
Republic of Brazil
   6.00%, 1/17/17 (a)                            12,256        12,501,120                 -0-             -0-        12,501,120
   7.125%, 1/20/37 (a)               BRL         10,658        12,054,198                 -0-             -0-        12,054,198
   8.00%, 1/15/18 (a)                             3,173         3,601,355                 -0-             -0-         3,601,355
   8.25%, 1/20/34 (a)                            10,711        13,768,991                 -0-             -0-        13,768,991
   8.875%, 10/14/19 - 4/15/24 (a)                 5,280         6,821,977                 -0-             -0-         6,821,977
   10.25%, 1/10/28 (a)                              654           349,211                 -0-             -0-           349,211
   11.00%, 8/17/40 (a)               US$          1,917         2,600,410                 -0-             -0-         2,600,410
   12.50%, 1/05/16 - 1/05/22 (a)     BRL         28,084        16,535,293                 -0-             -0-        16,535,293
                                                          ----------------  ------------------   ------------- -----------------
                                                               68,232,555                 -0-             -0-        68,232,555
                                                          ----------------  ------------------   ------------- -----------------
Bulgaria-0.2%
Republic of Bulgaria
   8.25%, 1/15/15(d)                 US$          1,124         1,333,626                 -0-             -0-         1,333,626
                                                          ----------------  ------------------   ------------- -----------------

Colombia-2.5%
Republic of Colombia
   7.375%, 9/18/37 (a)                            3,626         4,053,868                 -0-             -0-         4,053,868
   10.75%, 1/15/13 (a)                              795           986,993                 -0-             -0-           986,993
   11.75%, 3/01/10 (a)               COP      3,761,000         1,897,417                 -0-             -0-         1,897,417
   11.75%, 2/25/20 (c)               US$          3,754         5,593,460                 -0-             -0-         5,593,460
   12.00%, 10/22/15 (a)              COP      3,725,000         2,046,489                 -0-             -0-         2,046,489
                                                          ----------------  ------------------   ------------- -----------------
                                                               14,578,227                 -0-             -0-        14,578,227
                                                          ----------------  ------------------   ------------- -----------------
Costa Rica-0.3%
Costa Rican Colon Structured Note
   Zero Coupon, 1/10/08 (a)          CRC          1,146         1,093,017                 -0-             -0-         1,093,017
Republic of Costa Rica
   8.11%, 2/01/12 (a)(d)             US$            673           736,935                 -0-             -0-           736,935
                                                          ----------------  ------------------   ------------- -----------------
                                                                1,829,952                 -0-             -0-         1,829,952
                                                          ----------------  ------------------   ------------- -----------------
Dominican Republic-0.6%
Dominican Republic
   Zero Coupon, 6/11/07 (a)                        1700         1,697,960                 -0-             -0-         1,697,960
   Zero Coupon, 10/08/07 (a)                        488           483,463                 -0-             -0-           483,463
   8.625%, 4/20/27 (b)(d)                         1,223         1,423,572                 -0-             -0-         1,423,572
                                                          ----------------  ------------------   ------------- -----------------
                                                                3,604,995                 -0-             -0-         3,604,995
                                                          ----------------  ------------------   ------------- -----------------
El Salvador-0.5%
Republic of El Salvador
   7.625%, 9/21/34 (a)(d)                           872         1,010,212                 -0-             -0-         1,010,212
   7.65%, 6/15/35 (a)(d)                            776           898,220                 -0-             -0-           898,220
   8.50%, 7/25/11(a)(d)                           1,000         1,106,000                 -0-             -0-         1,106,000
                                                          ----------------  ------------------   ------------- -----------------
                                                                3,014,432                 -0-             -0-         3,014,432
                                                          ----------------  ------------------   ------------- -----------------
Hungary-0.2%
Republic of Hungary
   6.75%, 4/12/10(a)                 HUF        180,080           985,905                 -0-             -0-           985,905
                                                          ----------------  ------------------   ------------- -----------------

Indonesia-1.7%
Indonesia - Recap Linked Note
   11.00%, 10/15/14 (a)              US$          1,003         1,080,231                 -0-             -0-         1,080,231
   12.90%, 3/15/16 (a)                            1,930         2,330,475                 -0-             -0-         2,330,475
Republic of Indonesia
   6.625%, 2/17/37 (a)(d)                         1,410         1,395,900                 -0-             -0-         1,395,900
   6.75%, 3/10/14 (a)(d)                            645           674,025                 -0-             -0-           674,025
   6.875%, 3/09/17 (a)(d)                         1,587         1,682,220                 -0-             -0-         1,682,220
   7.50%, 1/15/16 (a)(d)                          1,000         1,101,500                 -0-             -0-         1,101,500
   8.50%, 10/12/35 (a)(d)                         1,645         2,021,237                 -0-             -0-         2,021,237
                                                          ----------------  ------------------   ------------- -----------------
                                                               10,285,588                 -0-             -0-        10,285,588
                                                          ----------------  ------------------   ------------- -----------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                  Pro Forma
                                              AllianceBernstein                                                        Pro Forma
                                               Emerging Market    AllianceBernstein                                AllianceBernstein
                                                  Debt Fund       Emerging Market   AllianceBernstein               Emerging Market
                                               Principal Amount      Debt Fund        High Yield Fund                  Debt Fund
                                                    (000)          (U.S. $ Value)      (U.S. $ Value)   Adjustments   (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Jamaica-0.2%
Government of Jamaica
   9.25%, 10/17/25 (a)                    US$       324   $       370,980         $        -0-     $        -0-       $    370,980
   10.625%, 6/20/17 (a)                             835         1,015,778                  -0-              -0-          1,015,778
                                                          ----------------      ---------------   -----------------   -------------
                                                                1,386,758                  -0-              -0-          1,386,758
                                                          ----------------      ---------------   -----------------   -------------
Lebanon-0.7%
Lebanese Republic
   7.875%, 5/20/11 (a)(d)                           875           850,937                  -0-              -0-            850,937
   10.125%, 8/06/08 (a)(d)                        3,048         3,101,340                  -0-              -0-          3,101,340
   11.625%, 5/11/16 (a)(d)                          394           454,085                  -0-              -0-            454,085
                                                          ----------------      ---------------   -----------------   -------------
                                                                4,406,362                  -0-              -0-          4,406,362
                                                          ----------------      ---------------   -----------------   -------------
Malaysia-1.2%
Malaysia
   7.50%, 7/15/11 (a)                             6,338         6,904,389                  -0-              -0-          6,904,389
                                                          ----------------      ---------------   -----------------   -------------

Mexico-7.9%
Mexican Bonos
   Series M
   9.00%, 12/22/11 (a)                    MXN    78,000         7,492,399                  -0-              -0-          7,492,399
   Series M 20
   10.00%, 12/05/24 (a)                          33,478         3,708,427                  -0-              -0-          3,708,427
   Series MI10
   9.00%, 12/20/12 (a)                           39,037         3,780,022                  -0-              -0-          3,780,022
United Mexican States
   5.625%, 1/15/17 (a)                    US$     1,500         1,523,250                  -0-              -0-          1,523,250
   7.50%, 1/14/12 (a)                             1,950         2,136,225                  -0-              -0-          2,136,225
   8.125%, 12/30/19 (c)                           2,495         3,087,562                  -0-              -0-          3,087,562
   11.375%, 9/15/16 (a)                           2,901         4,170,187                  -0-              -0-          4,170,187
   Series A
   6.375%, 1/16/13 (a)                            7,582         8,010,383                  -0-              -0-          8,010,383
   6.75%, 9/27/34 (a)                             1,450         1,616,750                  -0-              -0-          1,616,750
   8.00%, 9/24/22 (a)                             9,362        11,655,690                  -0-              -0-         11,655,690
                                                          ----------------      ---------------   -----------------   -------------
                                                               47,180,895                  -0-              -0-         47,180,895
                                                          ----------------      ---------------   -----------------   -------------
Morocco-0.1%
Kingdom of Morocco Loan Participation
   6.219%, 1/02/09 (a)(b)                           499           497,941                  -0-              -0-            497,941
                                                          ----------------      ---------------   -----------------   -------------

Panama-2.7%
Republic of Panama
   6.70%, 1/26/36 (a)                             1,317         1,394,703                  -0-              -0-          1,394,703
   7.125%, 1/29/26 (a)                            3,560         3,916,000                  -0-              -0-          3,916,000
   7.25%, 3/15/15 (a)                               228           249,660                  -0-              -0-            249,660
   8.875%, 9/30/27 (a)                            2,546         3,277,975                  -0-              -0-          3,277,975
   9.375%, 7/23/12-4/01/29 (a)                    5,693         7,368,633                  -0-              -0-          7,368,633
                                                          ----------------      ---------------   -----------------   -------------
                                                               16,206,971                  -0-              -0-         16,206,971
                                                          ----------------      ---------------   -----------------   -------------
Peru-2.9%
Peru Bono Soberano
   8.20%, 8/12/26 (a)                     PEN     8,270         3,228,766                  -0-              -0-          3,228,766
   Series 7
   8.60%, 8/12/17 (a)                            11,995         4,570,922                  -0-              -0-          4,570,922
Republic of Peru
   7.35%, 7/21/25 (a)                     US$     3,839         4,462,838                  -0-              -0-          4,462,838
   8.375%, 5/03/16 (a)                            1,176         1,407,084                  -0-              -0-          1,407,084
   8.75%, 11/21/33 (a)                            2,738         3,675,765                  -0-              -0-          3,675,765
   9.875%, 2/06/15 (a)                               32            40,720                  -0-              -0-             40,720
                                                          ----------------      ---------------   -----------------   -------------
                                                               17,386,095                  -0-              -0-         17,386,095
                                                          ----------------      ---------------   -----------------   -------------
Philippines-4.3%
Republic of Philippines
   7.50%, 9/25/24 (a)                             1,300         1,436,500                  -0-              -0-          1,436,500
   7.75%, 1/14/31 (a)                             1,724         1,952,430                  -0-              -0-          1,952,430
   8.00%, 1/15/16 (a)                               282           317,955                  -0-              -0-            317,955
   8.25%, 1/15/14 (a)                             2,758         3,088,960                  -0-              -0-          3,088,960
   8.875%, 3/17/15 (a)                            2,448         2,876,400                  -0-              -0-          2,876,400
   9.50%, 10/21/24 - 2/02/30 (a)                  3,488         4,623,460                  -0-              -0-          4,623,460
   9.875%, 1/15/19 (a)                            1,850         2,393,900                  -0-              -0-          2,393,900
   10.625%, 3/16/25 (a)                           6,239         8,906,173                  -0-              -0-          8,906,173
                                                          ----------------      ---------------   ------------------  -------------
                                                               25,595,778                  -0-              -0-         25,595,778
                                                          ----------------      ---------------   ------------------  -------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                Pro Forma
                                            AllianceBernstein                                                         Pro Forma
                                             Emerging Market    AllianceBernstein                                 AllianceBernstein
                                                Debt Fund       Emerging Market   AllianceBernstein                 Emerging Market
                                             Principal Amount      Debt Fund        High Yield Fund                    Debt Fund
                                                  (000)          (U.S. $ Value)      (U.S. $ Value)   Adjustments    (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Russia-6.5%
Russian Federation
   7.50%, 3/31/30 (a)(d)               US$        19,602      $ 22,247,702     $           -0-      $       -0-     $   22,247,702
   11.00%, 7/24/18 (a)(d)                          1,615         2,318,333                 -0-              -0-          2,318,333
Russian Ministry of Finance
   Series V
   3.00%, 5/14/08 (a)                             12,299        11,991,525                 -0-              -0-         11,991,525
   Series VII
   3.00%, 5/14/11 (a)                              2,220         2,023,086                 -0-              -0-          2,023,086
                                                           ----------------  ------------------    -------------   ----------------
                                                                38,580,646                 -0-              -0-         38,580,646
                                                           ----------------  ------------------    -------------   ----------------
South Africa-0.2%
Republic of South Africa
   7.375%, 4/25/12 (a)                             1,075         1,171,750                 -0-              -0-          1,171,750
                                                           ----------------  ------------------    -------------   ----------------

Turkey-5.3%
New Turkish Lira Credit Linked Note
   Zero Coupon, 6/28/07 (a)                          232           236,104                 -0-              -0-            236,104
   Zero Coupon, 6/28/07 (a)                          774           857,638                 -0-              -0-            857,638
   Zero Coupon, 6/28/07 (a)                          342           375,875                 -0-              -0-            375,875
Republic of Turkey
   6.875%, 3/17/36 (a)                             7,016         6,796,750                 -0-              -0-          6,796,750
   7.00%, 6/05/20 (a)                              5,700         5,781,966                 -0-              -0-          5,781,966
   7.375%, 2/05/25 (a)                             9,719        10,010,570                 -0-              -0-         10,010,570
   9.50%, 1/15/14 (a)                                641           745,163                 -0-              -0-            745,163
   11.00%, 1/14/13 (a)                               816         1,001,640                 -0-              -0-          1,001,640
Turkey Government Bond
   Zero Coupon, 11/26/08 (a)           TRY         9,933         5,500,458                 -0-              -0-          5,500,458
                                                           ----------------  ------------------    -------------   ----------------
                                                                31,306,164                 -0-              -0-         31,306,164
                                                           ----------------  ------------------    -------------   ----------------
Ukraine-0.5%
Government of Ukraine
   6.58%, 11/21/16 (a)(d)              US$         1,368         1,398,780                 -0-              -0-          1,398,780
   7.65%, 6/11/13 (a)(d)                           1,411         1,527,407                 -0-              -0-          1,527,407
                                                           ----------------  ------------------    -------------   ----------------
                                                                 2,926,187                 -0-              -0-          2,926,187
                                                           ----------------  ------------------    -------------   ----------------
Uruguay-1.2%
Republic of Uruguay
   7.625%, 3/21/36 (a)                               550           617,375                 -0-              -0-            617,375
   7.875%, 1/15/33 (a)(e)                          1,371         1,578,220                 -0-              -0-          1,578,220
   8.00%, 11/18/22 (a)                             1,757         2,029,335                 -0-              -0-          2,029,335
   9.25%, 5/17/17 (a)                              2,523         3,125,997                 -0-              -0-          3,125,997
                                                           ----------------  ------------------    -------------   ----------------
                                                                 7,350,927                 -0-              -0-          7,350,927
                                                           ----------------  ------------------    -------------   ----------------
Venezuela-3.2%
Republic of Venezuela
   5.75%, 2/26/16 (a)                              1,795         1,669,815                 -0-              -0-          1,669,815
   6.00%, 12/09/20 (a)                             1,123         1,022,492                 -0-              -0-          1,022,492
   7.00%, 12/01/18 (c)(d)                          3,904         3,943,040                 -0-              -0-          3,943,040
   7.65%, 4/21/25 (a)                              1,900         1,996,900                 -0-              -0-          1,996,900
   8.50%, 10/08/14 (a)                             1,585         1,753,802                 -0-              -0-          1,753,802
   9.25%, 9/15/27 (c)                              2,868         3,534,810                 -0-              -0-          3,534,810
   10.75%, 9/19/13 (a)                             1,071         1,305,549                 -0-              -0-          1,305,549
   13.625%, 8/15/18 (c)                            2,428         3,617,720                 -0-              -0-          3,617,720
                                                           ----------------  ------------------    -------------   ----------------
                                                                18,844,128                 -0-              -0-         18,844,128
                                                           ----------------  ------------------    -------------   ----------------
Total Sovereigns
   (cost $311,413,849)                                         344,440,603                 -0-              -0-        344,440,603
                                                           ----------------  ------------------    -------------   ----------------

CORPORATES-40.8%
Bermuda-1.0%
Digicel Ltd.
   9.25%, 9/01/12 (a)(d)                           2,341         1,428,000           1,059,312              -0-          2,487,312
Intelsat Bermuda, Ltd.
   8.625%, 1/15/15 (a)                               672               -0-             718,200              -0-            718,200
   11.25%, 6/15/16 (a)(d)                          1,514               -0-           1,727,853              -0-          1,727,853
NCL Corp.
   10.625%, 7/15/14 (a)                              688               -0-             684,560              -0-            684,560
                                                           ----------------  ------------------    -------------   ----------------
                                                                 1,428,000           4,189,925              -0-          5,617,925
                                                           ----------------  ------------------    -------------   ----------------
Brazil-0.2%
Banco BMG SA
   9.15%, 1/15/16 (a)(d)                           1,300         1,404,000                 -0-              -0-          1,404,000
                                                           ----------------  ------------------    -------------   ----------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                   Pro Forma
                                               AllianceBernstein                                                       Pro Forma
                                                Emerging Market    AllianceBernstein                               AllianceBernstein
                                                   Debt Fund       Emerging Market   AllianceBernstein               Emerging Market
                                                Principal Amount      Debt Fund        High Yield Fund                  Debt Fund
                                                     (000)          (U.S. $ Value)      (U.S. $ Value)  Adjustments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Canada-1.1%
Bombardier, Inc.
   8.00%, 11/15/14 (a)(d)                  US$          1,060      $        -0-         $ 1,093,125   $     -0-         $ 1,093,125
Ispat Inland ULC
   9.75%, 4/01/14 (a)                                     789               -0-             878,668         -0-             878,668
Quebecor Media, Inc.
   7.75%, 3/15/16 (a)                                   1,460               -0-           1,533,000         -0-           1,533,000
Rogers Cable, Inc.
   6.75%, 3/15/15 (a)                                   1,028               -0-           1,081,970         -0-           1,081,970
Rogers Wireless, Inc.
   7.25%, 12/15/12 (a)                                    739               -0-             796,273         -0-             796,273
   7.50%, 3/15/15 (a)                                   1,248               -0-           1,366,560         -0-           1,366,560
                                                                ----------------  ------------------  ----------    ----------------
                                                                            -0-           6,749,596         -0-           6,749,596
                                                                ----------------  ------------------  ----------    ----------------
Cayman Islands-0.5%
C&M Finance Ltd.
   8.10%, 2/01/16 (a)(d)                                  530           562,463                 -0-         -0-             562,463
Seagate Technology HDD Holdings
   6.375%, 10/01/11 (a)                                 1,205               -0-           1,200,481         -0-           1,200,481
Vale Overseas Ltd.
   6.875%, 11/21/36 (a)                                 1,115         1,182,678                 -0-         -0-           1,182,678
                                                                ----------------  ------------------   ----------   ----------------
                                                                      1,745,141           1,200,481         -0-           2,945,622
                                                                ----------------  ------------------   ----------   ----------------
China-0.3%
Chaoda Modern Agriculture
   7.75%, 2/08/10 (a)(d)                                1,523         1,553,460                 -0-         -0-           1,553,460
                                                                ----------------  ------------------   ----------   ----------------

France-0.2%
Compagnie Generale de Geophysique-Veritas
   7.50%, 5/15/15 (a)                                     380               -0-             399,000         -0-             399,000
   7.75%, 5/15/17 (a)                                      70               -0-              74,025         -0-              74,025
Rhodia SA
   8.875%, 6/01/11 (a)                                    669               -0-             699,105         -0-             699,105
                                                                 ----------------  ------------------  ----------   ----------------
                                                                            -0-           1,172,130         -0-           1,172,130
                                                                ----------------  ------------------   ----------   ----------------
Germany-0.4%
Citigroup (JSC Severstal)
   9.25%, 4/19/14 (a)(d)                                1,928           894,402           1,234,496         -0-           2,128,898
Tyumen Oil Co.
   11.00%, 11/06/07 (a)(d)                                280           286,440                 -0-         -0-             286,440
                                                                 ----------------  ------------------  ----------   ----------------
                                                                      1,180,842           1,234,496         -0-           2,415,338
                                                                ----------------  ------------------   ----------   ----------------
Hong Kong-0.3%
Noble Group Ltd.
   6.625%, 3/17/15 (a)(d)                               1,768         1,689,163                 -0-         -0-           1,689,163
                                                                ----------------  ------------------   ----------   ----------------

Indonesia-0.1%
Deutsche Bank AG/London
   11.00%, 10/15/14 (a)                                   540           529,848                 -0-         -0-             529,848
                                                                ----------------  ------------------  ----------    ----------------

Ireland-0.7%
Elan Finance PLC/Elan Finance Corp.
   7.75%, 11/15/11 (a)                                  1,610               -0-           1,601,950         -0-           1,601,950
Gazprombank
   6.50%, 9/23/15 (a)                                     750           755,625                 -0-         -0-             755,625
Red Arrow Intl Leasing PLC
   8.375%, 3/31/12 (a)                     RUB         43,752         1,762,346                 -0-         -0-           1,762,346
                                                                ----------------  ------------------  ----------    ----------------
                                                                      2,517,971           1,601,950         -0-           4,119,921
                                                                ----------------  ------------------  ----------    ----------------
Kazakhstan-0.1%
Tengizchevroil Finance Co.
   6.124%, 11/15/14 (a)(d)                 US$            787           784,049                 -0-         -0-             784,049
                                                                ----------------  ------------------  ----------    ----------------

Liberia-0.2%
Royal Caribbean Cruises Ltd.
   8.75%, 2/02/11 (a)                                     739               -0-             811,268          -0-            811,268
                                                                ----------------  ------------------  ----------    ----------------

Luxembourg-1.6%
Evraz Group SA
   8.25%, 11/10/15 (a)(d)                               2,534         1,734,682             892,250          -0-          2,626,932
Gazprom
   6.51%, 3/07/22 (a)(d)                                1,770         1,820,888                 -0-          -0-          1,820,888
Gazstream SA
   5.625%, 7/22/13 (a)(d)                                 639           638,924                 -0-          -0-            638,924

-----------------------------------------------------------------------------------------------------------------------------------
                                               Pro Forma
                                           AllianceBernstein                                                         Pro Forma
                                            Emerging Market    AllianceBernstein                                  AllianceBernstein
                                               Debt Fund       Emerging Market   AllianceBernstein                Emerging Market
                                            Principal Amount      Debt Fund        High Yield Fund                  Debt Fund
                                                 (000)          (U.S. $ Value)      (U.S. $ Value)  Adjustments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems Finance SA
   8.00%, 1/28/12 (a)(d)             US$          1,173      $        -0-         $ 1,243,380       $    -0-          $ 1,243,380
   9.75%, 1/30/08 (a)(d)                          1,250         1,283,125                 -0-            -0-            1,283,125
Nell AF S.a.r.l.
   8.375%, 8/15/15 (a)(d)                           774               -0-             804,960            -0-              804,960
Russian Standard Finance
   7.50%, 10/07/10 (a)(d)                         1,273         1,244,358                 -0-            -0-            1,244,358
                                                          ----------------  ------------------      ---------    -----------------
                                                                6,721,977           2,940,590            -0-            9,662,567
                                                          ----------------  ------------------      ---------    -----------------
Malaysia-0.4%
Petronas Capital Ltd.
   7.00%, 5/22/12 (a)(d)                          2,322         2,518,882                 -0-            -0-            2,518,882
                                                          ----------------  ------------------      ---------    -----------------
Mexico-0.1%
Monterrey Power SA de CV
   9.625%, 11/15/09 (a)(d)                          587           646,108                 -0-            -0-              646,108
                                                          ----------------  ------------------      ---------    -----------------

Netherlands-0.9%
ALB Finance BV
   9.25%, 9/25/13 (a)(d)                          1,136         1,110,326                 -0-            -0-            1,110,326
Kazkommerts International BV
   8.50%, 4/16/13 (a)(d)                          1,150         1,216,125                 -0-            -0-            1,216,125
Mobifon Holdings BV
   12.50%, 7/31/10 (a)                            1,120               -0-           1,208,200            -0-            1,208,200
NXP BV/NXP Funding LLC
   8.105%, 10/15/13 (a)(b)(d)                       470               -0-             485,275            -0-              485,275
   9.50%, 10/15/15 (a)(d)                           215               -0-             225,750            -0-              225,750
TuranAlem Finance BV
   10.00%, 5/29/07 (a)(d)                         1,000         1,002,570                 -0-            -0-            1,002,570
                                                          ----------------  ------------------      ---------    -----------------
                                                                3,329,021           1,919,225            -0-            5,248,246
                                                          ----------------  ------------------      ---------    -----------------
Panama-0.2%
MMG Fiduciary (AES El Salvador)
   6.75%, 2/01/16 (a)(d)                          1,200         1,209,276                 -0-            -0-            1,209,276
                                                          ----------------  ------------------      ---------    -----------------

Peru-0.2%
IIRSA Norte Finance Ltd.
   8.75%, 5/30/24 (a)(d)                            806           949,808                 -0-            -0-              949,808
                                                          ----------------  ------------------      ---------    -----------------

Russia-2.2%
Alfa Bond Issuance PLC
   8.625%, 12/09/15 (a)                             900           908,100                 -0-            -0-              908,100
Gallery Capital SA
   10.125%, 5/15/13 (a)(d)                          960           941,270                 -0-            -0-              941,270
Gazprom OAO
   9.625%, 3/01/13 (a)(d)                         7,170         8,554,312                 -0-            -0-            8,554,312
Mobile Telesystems Finance
   9.75%, 1/30/08 (a)(d)                            250           256,650                 -0-            -0-              256,650
TNK-BP Finance SA
   7.50%, 7/18/16 (a)(d)                          2,308         2,443,516                 -0-            -0-            2,443,516
                                                          ----------------  ------------------      ---------    -----------------
                                                               13,103,848                 -0-            -0-           13,103,848
                                                          ----------------  ------------------      ---------    -----------------
Singapore-0.2%
Avago Technologies Finance
   10.125%, 12/01/13 (a)                            470               -0-             513,475            -0-              513,475
Flextronics International Ltd.
   6.50%, 5/15/13 (a)                               736               -0-             729,560            -0-              729,560
                                                          ----------------  ------------------      ---------    -----------------
                                                                      -0-           1,243,035            -0-            1,243,035
                                                          ----------------  ------------------      ---------    -----------------
South Africa-0.1%
Foodcorp Ltd.
   8.875%, 6/15/12 (a)(d)            EUR            463               -0-             672,901            -0-              672,901
                                                          ----------------  ------------------      ---------    -----------------

Ukraine-0.2%
Kyivstar
   10.375%, 8/17/09 (d)              US$          1,142           326,483             904,022            -0-            1,230,505
                                                          ----------------  ------------------      ---------    -----------------

United Kingdom-0.4%
Ineos Group Holdings PLC
   8.50%, 2/15/16 (a)(d)                            855               -0-             827,213            -0-              827,213
Inmarsat Finance PLC
   7.625%, 6/30/12 (a)                            1,029               -0-           1,075,305            -0-            1,075,305
   10.375%, 11/15/12 (a)(f)                         676               -0-             642,200            -0-              642,200
                                                          ----------------  ------------------      ---------    -----------------
                                                                      -0-           2,544,718            -0-            2,544,718
                                                          ----------------  ------------------      ---------    -----------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Pro Forma
                                                 AllianceBernstein                                                     Pro Forma
                                                  Emerging Market   AllianceBernstein                              AllianceBernstein
                                                     Debt Fund      Emerging Market   AllianceBernstein              Emerging Market
                                                  Principal Amount     Debt Fund       High Yield Fund                  Debt Fund
                                                       (000)         (U.S. $ Value)     (U.S. $ Value)  Adjustments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
United States-29.2%
The AES Corp.
   7.75%, 3/01/14 (a)                      US$      1,520         $     -0-         $ 1,607,400         $     -0-  $ 1,607,400
   9.00%, 5/15/15 (a)(d)                              399               -0-             426,930               -0-      426,930
AK Steel Corp.
   7.875%, 2/15/09 (a)                                428               -0-             428,000               -0-      428,000
Alion Science and Technology Corp.
   10.25%, 2/01/15 (a)(d)                             115               -0-             121,038               -0-      121,038
Allbritton Communications Co.
   7.75%, 12/15/12 (a)                                742               -0-             762,405               -0-      762,405
Allegheny Energy Supply
   7.80%, 3/15/11 (a)                                 735               -0-             777,262               -0-      777,262
   8.25%, 4/15/12 (a)(d)                            1,040               -0-           1,128,400               -0-    1,128,400
Allied Waste North America, Inc.
   6.375%, 4/15/11 (a)                                977               -0-             979,442               -0-      979,442
   6.875%, 6/01/17 (a)                                225               -0-             228,094               -0-      228,094
   Series B
   7.125%, 5/15/16 (a)                                799               -0-             818,975               -0-      818,975
   7.375%, 4/15/14 (a)                                345               -0-             350,175               -0-      350,175
American Tower Corp.
   7.125%, 10/15/12 (a)                             1,483               -0-           1,538,612               -0-    1,538,612
Amkor Technology, Inc.
   9.25%, 6/01/16 (a)                                 925               -0-             980,500               -0-      980,500
AMR Corp.
   9.00%, 8/01/12 (a)                                 664               -0-             697,200               -0-      697,200
Aquila, Inc.
   14.875%, 7/01/12 (a)                               629               -0-             819,272               -0-      819,272
Aramark Corp.
   8.50%, 2/01/15 (a)(d)                            1,055               -0-           1,103,794               -0-    1,103,794
Arch Western Finance LLC
   6.75%, 7/01/13 (a)                                 450               -0-             446,625               -0-      446,625
Associated Materials, Inc.
   11.25%, 3/01/14 (a)(f)                           1,195               -0-             896,250               -0-      896,250
Avis Budget Car Rental
   7.75%, 5/15/16 (a)(d)                              720               -0-             736,200               -0-      736,200
Berry Plastics Holding Corp.
   8.875%, 9/15/14 (a)                                755               -0-             777,650               -0-      777,650
The Bon-Ton Dept Stores, Inc.
   10.25%, 3/15/14 (a)                                645               -0-             698,213               -0-      698,213
Broder Brothers Co.
   Series B
   11.25%, 10/15/10 (a)                               405               -0-             412,087               -0-      412,087
Burlington Coat Factory Warehouse Corp.
   11.125%, 4/15/14 (a)                               280               -0-             298,200               -0-      298,200
CA, Inc.
   4.75%, 12/01/09 (a)(d)                             560               -0-             550,286               -0-      550,286
Cablevision Systems Corp.
   Series B
   8.00%, 4/15/12 (a)                               1,193               -0-           1,222,825               -0-    1,222,825
Cadbury Schweppes US Finance LLC
   5.125%, 10/01/13 (a)(d)                            535               -0-             521,409               -0-      521,409
Case New Holland, Inc.
   7.125%, 3/01/14 (a)                              1,345               -0-           1,412,250               -0-    1,412,250
   9.25%, 8/01/11 (a)                                 632               -0-             664,390               -0-      664,390
CCH I Holdings LLC
   11.75%, 5/15/14 (a)                              3,286               -0-           3,269,570               -0-    3,269,570
Chesapeake Energy Corp.
   7.50%, 9/15/13 (a)                                 410               -0-             428,450               -0-      428,450
   7.75%, 1/15/15 (a)                               1,251               -0-           1,307,295               -0-    1,307,295
Citizens Communications Co.
   6.25%, 1/15/13 (a)                               1,038               -0-           1,038,000               -0-    1,038,000
Clear Channel Communications, Inc.
   5.50%, 9/15/14 (a)                               1,224               -0-           1,085,328               -0-    1,085,328
   5.75%, 1/15/13 (a)                                 801               -0-             745,608               -0-      745,608
CMS Energy Corp.
   8.50%, 4/15/11 (a)                                 485               -0-             529,256               -0-      529,256
Complete Production Services, Inc.
   8.00%, 12/15/16 (a)(d)                             390               -0-             403,163               -0-      403,163

-----------------------------------------------------------------------------------------------------------------------------------
                                               Pro Forma
                                           AllianceBernstein                                                        Pro Forma
                                            Emerging Market    AllianceBernstein                                 AllianceBernstein
                                               Debt Fund       Emerging Market   AllianceBernstein               Emerging Market
                                            Principal Amount      Debt Fund        High Yield Fund                 Debt Fund
                                                 (000)          (U.S. $ Value)      (U.S. $ Value)   Adjustments  (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Concentra Operating Corp.
   9.125%, 6/01/12 (a)                 US$          566      $        -0-     $       604,205      $        -0-    $    604,205
Continental Airlines, Inc.
   8.75%, 12/01/11 (a)                              715               -0-             706,063               -0-         706,063
   Series RJO3
   7.875%, 7/02/18 (a)                              229               -0-             238,386               -0-         238,386
Couche-Tard, Inc.
   7.50%, 12/15/13 (a)                              729               -0-             752,692               -0-         752,692
Covalence Specialty Materials Corp.
   10.25%, 3/01/16 (a)(d)                           370               -0-             378,325               -0-         378,325
Cricket Communications, Inc.
   9.375%, 11/01/14 (a)(d)                        1,110               -0-           1,184,925               -0-       1,184,925
Crown Americas
   7.625%, 11/15/13 (a)                             805               -0-             837,200               -0-         837,200
Crum & Forster Holdings Corp.
   7.75%, 5/01/17 (a)(d)                            465               -0-             467,325               -0-         467,325
   10.375%, 6/15/13                                 465               -0-             512,421               -0-         512,421
CSC Holdings, Inc.
   6.75%, 4/15/12 (a)                             1,506               -0-           1,504,118               -0-       1,504,118
   7.875%, 2/15/18 (a)                              215               -0-             223,869               -0-         223,869
DaVita, Inc.
   7.25%, 3/15/15 (a)                               731               -0-             747,447               -0-         747,447
Dex Media East LLC
   12.125%, 11/15/12 (a)                            570               -0-             621,300               -0-         621,300
Dex Media West LLC
   Series B
   8.50%, 8/15/10 (a)                               331               -0-             346,722               -0-         346,722
DIRECTV Holdings LLC
   6.375%, 6/15/15 (a)                            1,562               -0-           1,503,425               -0-       1,503,425
Dobson Cellular Systems, Inc.
   Series B
   8.375%, 11/01/11 (a)                             396               -0-             422,235               -0-         422,235
Dobson Communications Corp.
   8.875%, 10/01/13 (a)                             385               -0-             397,031               -0-         397,031
Dynegy Holdings, Inc.
   8.375%, 5/01/16 (a)                            1,430               -0-           1,506,863               -0-       1,506,863
Dynegy-Roseton Danskammer
   Series B
   7.67%, 11/08/16 (a)                            1,129               -0-           1,202,385               -0-       1,202,385
E*Trade Financial Corp.
   7.375%, 9/15/13 (a)                              525               -0-             547,969               -0-         547,969
   7.875%, 12/01/15 (a)                           1,417               -0-           1,528,589               -0-       1,528,589
   8.00%, 6/15/11 (a)                               465               -0-             488,831               -0-         488,831
Echostar DBS Corp.
   6.375%, 10/01/11 (a)                             690               -0-             696,900               -0-         696,900
   6.625%, 10/01/14 (a)                           1,520               -0-           1,542,800               -0-       1,542,800
   7.125%, 2/01/16 (a)                              390               -0-             406,088               -0-         406,088
Edison Mission Energy
   7.50%, 6/15/13 (a)                             1,080               -0-           1,123,200               -0-       1,123,200
   7.75%, 6/15/16 (a)                               455               -0-             478,888               -0-         478,888
El Paso Corp.
   7.375%, 12/15/12 (a)                             735               -0-             789,716               -0-         789,716
El Paso Production Holding Co.
   7.75%, 6/01/13 (a)                               940               -0-             989,648               -0-         989,648
Enterprise Products Operating LP
   8.375%, 8/01/66 (a)(g)                         1,530               -0-           1,694,232               -0-       1,694,232
Equistar Chemicals Funding LP
   10.125%, 9/01/08 (a)                             758               -0-             799,690               -0-         799,690
   10.625%, 5/01/11 (a)                             649               -0-             684,695               -0-         684,695
FastenTech, Inc.
   11.50%, 5/01/11 (a)                              460               -0-             488,175               -0-         488,175
Ford Motor Co.
   7.45%, 7/16/31 (a)                             2,043               -0-           1,616,524               -0-       1,616,524
Ford Motor Credit Co.
   4.95%, 1/15/08 (a)                               892               -0-             882,151               -0-         882,151
   7.00%, 10/01/13 (a)                            1,265               -0-           1,196,176               -0-       1,196,176
   8.11%, 1/13/12 (a)(b)                          1,505               -0-           1,484,401               -0-       1,484,401

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                                                     Pro Forma
                                                 AllianceBernstein                                                    Pro Forma
                                                  Emerging Market    AllianceBernstein                             AllianceBernstein
                                                     Debt Fund       Emerging Market   AllianceBernstein           Emerging Market
                                                  Principal Amount      Debt Fund        High Yield Fund  Adjust-    Debt Fund
                                                       (000)          (U.S. $ Value)      (U.S. $ Value)  ments     (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoran Copper & Gold, Inc.
   8.375%, 4/01/17 (a)                     US$          1,590      $        -0-         $ 1,739,063      $ -0-      $ 1,739,063
   10.125%, 2/01/10 (a)                                 2,254         1,628,476             739,644        -0-        2,368,120
Freescale Semiconductor, Inc.
   8.875%, 12/15/14 (a)(d)                              1,500               -0-           1,501,875        -0-        1,501,875
   10.125%, 12/15/16 (a)(d)                               400               -0-             404,000        -0-          404,000
General Motors Acceptance Corp.
   6.875%, 9/15/11 (a)                                  1,872               -0-           1,878,292        -0-        1,878,292
   8.00%, 11/01/31 (a)                                    475               -0-             509,834        -0-          509,834
General Motors Corp.
   8.25%, 7/15/23 (a)                                   2,025               -0-           1,832,625        -0-        1,832,625
   8.375%, 7/15/33 (a)                                  1,890               -0-           1,708,087        -0-        1,708,087
Georgia-Pacific Corp.
   7.00%, 1/15/15 (a)(d)                                  440               -0-             442,200        -0-          442,200
   7.125%, 1/15/17 (a)(d)                                 525               -0-             527,625        -0-          527,625
Goodman Global Holdings, Inc.
   7.875%, 12/15/12 (a)                                   578               -0-             582,335        -0-          582,335
The Goodyear Tire & Rubber Co.
   8.625%, 12/01/11 (a)(d)                                265               -0-             286,200        -0-          286,200
   9.00%, 7/01/15 (a)                                     990               -0-           1,091,475        -0-        1,091,475
Greektown Holdings LLC
   10.75%, 12/01/13 (a)(d)                                395               -0-             423,637        -0-          423,637
GSC Holdings Corp.
   8.00%, 10/01/12 (a)                                  1,185               -0-           1,263,506        -0-        1,263,506
Hanger Orthopedic Group, Inc.
   10.25%, 6/01/14 (a)                                    420               -0-             450,450        -0-          450,450
Harrahs Operating Co., Inc.
   5.625%, 6/01/15 (a)                                  1,930               -0-           1,659,800        -0-        1,659,800
   6.50%, 6/01/16 (a)                                     860               -0-             767,550        -0-          767,550
HCA, Inc.
   6.375%, 1/15/15 (a)                                  1,007               -0-             877,349        -0-          877,349
   6.50%, 2/15/16 (a)                                     795               -0-             692,644        -0-          692,644
   6.75%, 7/15/13 (a)                                     880               -0-             823,900        -0-          823,900
   10.375%, 11/15/16 (a)(d)(e)                          1,275               -0-           1,391,344        -0-        1,391,344
Hertz Corp.
   8.875%, 1/01/14 (a)                                    555               -0-             598,013        -0-          598,013
   10.50%, 1/01/16 (a)                                    545               -0-             621,300        -0-          621,300
Hexion US Finance Corp./
Hexion Nova Scotia Finance ULC
   9.75%, 11/15/14 (a)(d)                                 320               -0-             345,600        -0-          345,600
   9.86%, 11/15/14 (a)(b)(d)                              320               -0-             331,200        -0-          331,200
Hilcorp Energy I LP/Hilcorp Finance Co.
   7.75%, 11/01/15 (a)(d)                                 280               -0-             281,400        -0-          281,400
Horizon Lines LLC
   9.00%, 11/01/12 (a)                                    341               -0-             358,902        -0-          358,902
Host Hotels & Resorts LP
   6.875%, 11/01/14 (a)                                   235               -0-             240,581        -0-          240,581
Host Marriott LP
   Series Q
   6.75%, 6/01/16 (a)                                   1,530               -0-           1,554,863        -0-        1,554,863
Huntsman International LLC
   7.875%, 11/15/14 (a)(d)                                535               -0-             559,075        -0-          559,075
IASIS Healthcare Corp.
   8.75%, 6/15/14 (a)                                     751               -0-             778,224        -0-          778,224
Idearc, Inc.
   8.00%, 11/15/16 (a)(d)                                 950               -0-             990,375        -0-          990,375
Insight Communications Co., Inc.
   12.25%, 2/15/11 (a)                                    580               -0-             606,100        -0-          606,100
Insight Midwest LP
   9.75%, 10/01/09 (a)                                    425               -0-             431,906        -0-          431,906
Iron Mountain, Inc.
   6.625%, 1/01/16 (a)                                    775               -0-             751,750        -0-          751,750
Keystone Automotive Operations, Inc.
   9.75%, 11/01/13 (a)                                    494               -0-             469,300        -0-          469,300
L-3 Communications Corp.
   5.875%, 1/15/15 (a)                                    667               -0-             649,491        -0-          649,491
Lamar Media Corp.
   6.625%, 8/15/15 (a)                                    265               -0-             263,012        -0-          263,012

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                                                     Pro Forma
                                                 AllianceBernstein                                                    Pro Forma
                                                  Emerging Market    AllianceBernstein                             AllianceBernstein
                                                     Debt Fund       Emerging Market   AllianceBernstein           Emerging Market
                                                  Principal Amount      Debt Fund        High Yield Fund  Adjust-    Debt Fund
                                                       (000)          (U.S. $ Value)      (U.S. $ Value)  ments     (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Lear Corp.
   Series B
   5.75%, 8/01/14 (a)                      US$            360      $        -0-     $       311,400      $ -0-     $    311,400
   8.50%, 12/01/13 (a)                                    225               -0-             221,625        -0-          221,625
   8.75%, 12/01/16 (a)                                  1,470               -0-           1,431,413        -0-        1,431,413
Level 3 Financing, Inc.
   9.25%, 11/01/14 (a)(d)                               1,425               -0-           1,480,219        -0-        1,480,219
   12.25%, 3/15/13 (a)                                    600               -0-             701,250        -0-          701,250
Liberty Media Corp.
   5.70%, 5/15/13 (a)                                     300               -0-             286,645        -0-          286,645
   7.875%, 7/15/09 (a)                                    237               -0-             248,095        -0-          248,095
   8.25%, 2/01/30 (a)                                     315               -0-             315,771        -0-          315,771
Liberty Mutual Group, Inc.
   5.75%, 3/15/14 (a)(d)                                  660               -0-             659,439        -0-          659,439
   7.80%, 3/15/37 (a)(d)                                  405               -0-             407,090        -0-          407,090
Lyondell Chemical Co.
   8.00%, 9/15/14 (a)                                     430               -0-             450,425        -0-          450,425
   8.25%, 9/15/16 (a)                                   1,430               -0-           1,530,100        -0-        1,530,100
MGM Mirage
   6.625%, 7/15/15 (a)                                  1,812               -0-           1,757,640        -0-        1,757,640
   7.625%, 1/15/17 (a)                                    320               -0-             326,400        -0-          326,400
   8.375%, 2/01/11 (a)                                  1,261               -0-           1,338,236        -0-        1,338,236
Mirant Americas Generation LLC
   8.50%, 10/01/21 (a)                                    700               -0-             740,250        -0-          740,250
Mohegan Tribal Gaming Authority
   7.125%, 8/15/14 (a)                                    680               -0-             690,200        -0-          690,200
The Mosaic Co.
   7.625%, 12/01/16 (a)(d)                              1,455               -0-           1,553,213        -0-        1,553,213
Mueller Group, Inc.
   10.00%, 5/01/12 (a)                                    505               -0-             545,400        -0-          545,400
NewPage Corp.
   10.00%, 5/01/12 (a)                                    533               -0-             588,965        -0-          588,965
Nortel Networks Ltd.
   10.125%, 7/15/13 (a)(d)                                645               -0-             711,113        -0-          711,113
NRG Energy, Inc.
   7.25%, 2/01/14 (a)                                     250               -0-             258,750        -0-          258,750
   7.375%, 2/01/16 - 1/15/17 (a)                        2,570               -0-           2,665,837        -0-        2,665,837
Owens Brockway Glass Container, Inc.
   6.75%, 12/01/14 (a)                                    830               -0-             835,188        -0-          835,188
   8.875%, 2/15/09 (a)                                  1,518               -0-           1,548,360        -0-        1,548,360
PanAmSat Corp.
   9.00%, 8/15/14 (a)                                     678               -0-             732,240        -0-          732,240
Peabody Energy Corp.
   Series B
   6.875%, 3/15/13 (a)                                  1,550               -0-           1,569,375        -0-        1,569,375
Penn National Gaming, Inc.
   6.875%, 12/01/11 (a)                                   829               -0-             834,181        -0-          834,181
PetroHawk Energy Corp.
   9.125%, 7/15/13 (a)                                    550               -0-             589,188        -0-          589,188
Qwest Capital Funding, Inc.
   7.25%, 2/15/11 (a)                                   2,926               -0-           2,995,492        -0-        2,995,492
Qwest Corp.
   6.875%, 9/15/33 (a)                                  1,045               -0-           1,018,875        -0-        1,018,875
Racers
   Series 06-6
   5.30%, 7/01/08 (a)(b)(d)                             9,935               -0-          10,602,954        -0-       10,602,954
Rainbow National Services LLC
   8.75%, 9/01/12 (a)(d)                                  441               -0-             470,767        -0-          470,767
   10.375%, 9/01/14 (a)(d)                                411               -0-             462,889        -0-          462,889
Range Resources Corp.
   7.50%, 5/15/16 (a)                                     595               -0-             617,312        -0-          617,312
RBS Global, Inc. and Rexnord Corp.
   9.50%, 8/01/14 (a)                                     600               -0-             642,000        -0-          642,000
   11.75%, 8/01/16 (a)                                    330               -0-             366,300        -0-          366,300
Regency Energy Partners
   8.375%, 12/15/13 (a)(d)                                835               -0-             860,050        -0-          860,050
Reliant Energy, Inc.
   9.50%, 7/15/13 (a)                                     851               -0-             919,080        -0-          919,080

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                                                     Pro Forma
                                                 AllianceBernstein                                                    Pro Forma
                                                  Emerging Market    AllianceBernstein                             AllianceBernstein
                                                     Debt Fund       Emerging Market   AllianceBernstein           Emerging Market
                                                  Principal Amount      Debt Fund        High Yield Fund  Adjust-    Debt Fund
                                                       (000)          (U.S. $ Value)      (U.S. $ Value)  ments     (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc.
   7.25%, 6/01/12 - 6/01/13 (a)             US$         2,035      $        -0-         $ 2,156,010      $  -0-     $ 2,156,010
   7.625%, 6/01/16 (a)                                    820               -0-             897,154         -0-         897,154
RH Donnelley Corp.
   Series A-2
   6.875%, 1/15/13 (a)                                    681               -0-             675,041         -0-         675,041
Rite Aid Corp.
   6.875%, 8/15/13 (a)                                    630               -0-             570,150         -0-         570,150
   9.25%, 6/01/13 (a)                                     450               -0-             457,875         -0-         457,875
Riviera Holdings Corp.
   11.00%, 6/15/10 (a)                                  1,202               -0-           1,253,085         -0-       1,253,085
Rural Cellular Corp.
   9.75%, 1/15/10 (a)                                     281               -0-             290,132         -0-         290,132
Russell-Stanley Holdings, Inc.
   9.00%, 11/30/08 (h)(i)(j)                              633               -0-              79,305         -0-          79,305
Sbarro, Inc.
   10.375%, 2/01/15 (a)(d)                                180               -0-             188,550         -0-         188,550
Select Medical Corp.
   7.625%, 2/01/15 (a)                                    643               -0-             578,700         -0-         578,700
Sensus Metering Systems, Inc.
   8.625%, 12/15/13 (a)                                   580               -0-             591,600         -0-         591,600
Serena Software, Inc.
   10.375%, 3/15/16 (a)                                   425               -0-             461,656         -0-         461,656
Sierra Pacific Resources
   8.625%, 3/15/14 (a)                                    535               -0-             575,970         -0-         575,970
Sirius Satellite Radio, Inc.
   9.625%, 8/01/13 (a)                                    380               -0-             380,000         -0-         380,000
Six Flags, Inc.
   9.625%, 6/01/14 (a)                                    785               -0-             759,487         -0-         759,487
SLM Corp.
   5.125%, 8/27/12 (a)                                    405               -0-             378,204         -0-         378,204
   Series A
   4.50%, 7/26/10 (a)                                     405               -0-             386,282         -0-         386,282
Southern Copper Corp.
   7.50%, 7/27/35 (a)                                   1,140         1,263,500                 -0-         -0-       1,263,500
Stater Brothers Holdings
   8.125%, 6/15/12 (a)                                    336               -0-             346,080         -0-         346,080
Sungard Data Systems, Inc.
   9.125%, 8/15/13 (a)                                  1,311               -0-           1,406,048         -0-       1,406,048
Tenet Healthcare Corp.
   7.375%, 2/01/13 (a)                                    725               -0-             681,500         -0-         681,500
   9.875%, 7/01/14 (a)                                    415               -0-             425,375         -0-         425,375
Tenneco, Inc.
   8.625%, 11/15/14 (a)                                   355               -0-             377,188         -0-         377,188
Tesoro Corp.
   6.25%, 11/01/12 (a)                                    730               -0-             744,600         -0-         744,600
Time Warner Telecom Holdings, Inc.
   9.25%, 2/15/14 (a)                                     540               -0-             580,500         -0-         580,500
Trinity Industries, Inc.
   6.50%, 3/15/14 (a)                                   1,240               -0-           1,233,800         -0-       1,233,800
Turning Stone Resort Casino Enterprise
   9.125%, 12/15/10 (a)(d)                                848               -0-             864,960         -0-         864,960
TXU Corp.
   Series P
   5.55%, 11/15/14 (a)                                  1,141               -0-           1,023,760         -0-       1,023,760
   Series Q
   6.50%, 11/15/24 (a)                                  1,023               -0-             885,319         -0-         885,319
United Rentals North America, Inc.
   7.00%, 2/15/14 (a)                                     225               -0-             229,500         -0-         229,500
   7.75%, 11/15/13 (a)                                  1,205               -0-           1,253,200         -0-       1,253,200
Universal City Development Partners
   11.75%, 4/01/10 (a)                                    727               -0-             772,437         -0-         772,437
Universal Hospital Services, Inc.
   10.125%, 11/01/11 (a)                                  661               -0-             708,160         -0-         708,160
Univision Communications, Inc.
   7.85%, 7/15/11 (a)                                     540               -0-             568,350         -0-         568,350
Ventas Realty LP/Capital Corp.
   6.75%, 4/01/17 (a)                                     429               -0-             439,725         -0-         439,725

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                                                     Pro Forma
                                                 AllianceBernstein                                                    Pro Forma
                                                  Emerging Market    AllianceBernstein                             AllianceBernstein
                                                     Debt Fund       Emerging Market   AllianceBernstein           Emerging Market
                                                  Principal Amount      Debt Fund        High Yield Fund  Adjust-    Debt Fund
                                                       (000)          (U.S. $ Value)      (U.S. $ Value)  ments     (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Visant Corp.
   7.625%, 10/01/12 (a)                    US$            577      $        -0-     $       590,704      $  -0-    $    590,704
Visteon Corp.
   7.00%, 3/10/14 (a)                                     850               -0-             750,125         -0-         750,125
WDAC Subsidiary Corp.
   8.375%, 12/01/14 (a)(d)                                583               -0-             616,522         -0-         616,522
West Corp.
   9.50%, 10/15/14 (a)(d)                                 215               -0-             227,363         -0-         227,363
William Lyon Homes, Inc.
   10.75%, 4/01/13 (a)                                    564               -0-             555,540         -0-         555,540
Williams Cos, Inc.
   7.625%, 7/15/19 (a)                                  1,930               -0-           2,103,700         -0-       2,103,700
   7.875%, 9/01/21 (a)                                    837               -0-             926,977         -0-         926,977
Windstream Corp.
   8.125%, 8/01/13 (a)                                    466               -0-             505,610         -0-         505,610
   8.625%, 8/01/16 (a)                                    398               -0-             436,805         -0-         436,805
WMG Holdings Corp.
   9.50%, 12/15/14 (a)(f)                               1,695               -0-           1,288,200         -0-       1,288,200
Wynn Las Vegas LLC/Corp.
   6.625%, 12/01/14 (a)                                 1,590               -0-           1,593,975         -0-       1,593,975
XM Satellite Radio, Inc.
   9.75%, 5/01/14 (a)                                     465               -0-             466,163         -0-         466,163
                                                                ----------------  ------------------     -------   -------------
                                                                      2,891,976         170,795,805         -0-     173,687,781
                                                                ----------------  ------------------     -------   -------------
Total Corporates
   (cost $243,202,359)                                               44,529,853         197,980,142         -0-     242,509,995
                                                                ----------------  ------------------     -------   -------------


INFLATION LINKED SECURITIES-0.4%
Cayman Islands-0.2%
Unibanco Grand Cayman
   8.70%, 2/11/10 (a)(d)                   BRL          3,100         1,495,741                 -0-         -0-       1,495,741
                                                                ----------------  ------------------     -------   -------------
Uruguay-0.2%
Uruguay Government International Bond
   5.00%, 9/14/18 (a)                      UYU         21,424         1,018,281                 -0-         -0-       1,018,281
                                                                ----------------  ------------------     -------   -------------
Total Inflation Linked Securities
   (cost $2,312,720)                                                  2,514,022                 -0-         -0-       2,514,022
                                                                ----------------  ------------------     -------   -------------

NON-CONVERTIBLE PREFERRED STOCKS-0.1%
United States - 0.1%
ION Media Networks, Inc.                                  -0-               -0-               3,174         -0-           3,174
Sovereign REIT (a)(d)                                     501               -0-             744,454         -0-         744,454
                                                                ----------------  ------------------     -------   -------------
Total Non-Convertible Preferred Stocks
   (cost $475,184)                                                          -0-             747,628         -0-         747,628
                                                                ----------------  ------------------     -------   -------------

EQUITIES-WARRANTS -0.1%
Central Bank of Nigeria, expiring
   11/15/20 (a)(k)                         US$          2,500           637,500                 -0-         -0-         637,500
Pliant Corp., expiring
   6/01/10 (h)(i)(k)                                        1               -0-                   2         -0-               2
Republic of Venezuela, expiring
   4/15/20 (k)                                         48,195               -0-                 -0-         -0-             -0-
                                                                ================  ==================     =======   =============
Total Equities-Warrants
   (cost $7,317)                                                        637,500                   2         -0-         637,502
                                                                ----------------  ------------------     -------   -------------

COMMON STOCK-0.0%
Phase Metrics (h)(k)
   (cost $1,258,040)                                  126,418               -0-               1,264         -0-           1,264
                                                                --------------------------------------   -------   ---------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Pro Forma
                                                 AllianceBernstein                                                    Pro Forma
                                                  Emerging Market    AllianceBernstein                             AllianceBernstein
                                                     Debt Fund       Emerging Market   AllianceBernstein           Emerging Market
                                                  Principal Amount      Debt Fund        High Yield Fund  Adjust-    Debt Fund
                                                       (000)          (U.S. $ Value)      (U.S. $ Value)  ments     (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-3.0%
Time Deposits- 3.0%
The Bank of New York
   4.25%, 5/01/07                          US$            580   $       580,000     $           -0-    $   -0-     $    580,000
Societe Generale
   5.28%, 5/01/07                                      16,900        16,900,000                 -0-        -0-       16,900,000
                                                                ----------------  ------------------     ------    -------------
Total Short-Term Investments
   (cost $17,480,000)                                                17,480,000                 -0-        -0-       17,480,000
                                                                ----------------  ------------------     ------    -------------


Total Investments-102.3%
   (cost $576,149,469)                                              409,601,978         198,729,036        -0-      608,331,014
Other assets less liabilities-(2.3%)                                (15,863,289)          2,110,218     40,000     (13,753,071)
                                                                ----------------  ------------------     ------    -------------
Net Assets-100%                                                   $ 393,738,689       $ 200,839,254    $40,000     $594,577,943
                                                                ================  ==================    =======    =============

CREDIT DEFAULT SWAP CONTRACTS

                                                                                                                      Pro Forma
                                         Pro Forma                                                                   Unrealized
Swap Counterparty &                   Notional Amount            Interest             Termination                   Appreciation/
Referenced Obligation                      (000)                   Rate                  Date       Adjustments    (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Buy Contracts:
Citigroup Global Markets, Inc.
(Republic of Hungary
4.50% 2/06/13)                           $   900                  0.50%                11/26/13        -0-         $   (15,647)
JPMorgan Chase
(Republic of Hungary
4.75% 2/03/15)                             4,220                   0.30                10/20/15        -0-             (9,202)
Lehman Brothers
(Republic of Venezuela
9.25% 9/15/27)                             3,820                   1.26                4/20/10         -0-            (24,328)

Sale Contracts:
Citigroup Global Markets, Inc.
(Republic of Brazil
12.25% 3/06/30)                            7,110                   3.09                8/20/10         -0-             612,507
Citigroup Global Markets, Inc.
(Republic of Philippines
10.625% 3/16/25)                           1,410                   4.95                3/20/09         -0-             122,372
Credit Suisse Markets
   First Boston
(Republic of Brazil
12.25% 3/06/30)                            1,900                   6.90                6/20/07         -0-             65,962
JPMorgan Chase
(Gazprom OAO
10.50% 10/21/09)                           4,560                   1.04                10/20/10        -0-             81,928
Lehman Brothers
(Republic of Venezuela
9.25%, 9/15/27                             6,980                   0.69                4/20/08         -0-             14,208
Morgan Stanley
(Republic of Brazil
10.125% 5/15/27)                           2,000                  17.75                2/13/08         -0-             349,831


FORWARD CURRENCY EXCHANGE CONTRACTS

                                                                                                                    Pro-Forma
                                         Pro-Forma                                                                  Unrealized
                                      Contract Amount          U.S. $ Value on      U.S. $ Value at               Appreciation/
                                           (000)               Origination Date     April 30, 2007  Adjustments   (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
Buy Contracts:
Polish Zloty
    settling 6/13/07                       6,453                $2,268,564          $  2,329,108    $  -0-        $   60,544

Sale Contracts:
Euro
    settling 5/29/07                         475                   635,512               649,021       -0-           (13,509)
Mexican Nuevo Peso
    settling 5/31/07                      49,215                 4,427,011             4,485,622       -0-           (58,611)
Mexican Nuevo Peso
    settling 6/28/07                      54,973                 4,989,162             5,002,871       -0-           (13,709)
Mexican Nuevo Peso
    settling 6/28/07                      24,120                 2,200,000             2,195,023       -0-             4,977
Polish Zloty
    settling 6/13/07                       6,446                 2,304,064             2,326,468       -0-           (22,404)
South Korean Won
    settling 6/25/07                   1,288,597                 1,391,723             1,385,767       -0-             5,956

REVERSE REPURCHASE AGREEMENTS

                                                                 Interest                                           Pro Forma
Broker                                                             Rate                Maturity     Adjustments      Amount
----------------------------------------------------------------------------------------------------------------------------------
ABN Amro Securities, Inc.                                          5.05%               12/31/07     $  -0-        $ 7,580,439
ABN Amro Securities, Inc.                                          5.10                12/31/07        -0-          5,620,159
UBS AG London                                                      0.75                12/31/07        -0-          7,833,805
UBS AG London                                                      4.75                12/31/07        -0-          3,390,938
UBS AG London                                                      5.25                12/31/07        -0-          2,974,684
                                                                                                    -------     ------------------
                                                                                                       -0-        $27,400,025
                                                                                                    -------     ------------------

(a) Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $562,898,699.
(b)  Floating Rate Security. Stated interest rate was in effect at April 30,
     2007.
(c) Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $27,864,707.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate market value of these securities amounted to $132,746,538 or 22.3% of net assets.
(e)  Pay-In-Kind Payments (PIK).
(f) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)  Variable rate coupon, rate shown as of April 30, 2007.
(h)  Illiquid security, valued at fair value (see Note A).
(i) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.01% of net assets at April 30, 2007, are considered illiquid and restricted.


                                                                                                          Percentage of
Restricted Securities             Acquisition Date   Acquisition Cost       Market Value  Adjustments        Net Assets
----------------------------------------------------------------------------------------------------------------------
Russell-Stanley Holdings, Inc.     2/10/99-5/31/05    $7,530,199              $79,305     $  -0-              0.01%
9.00%, 11/30/08

Pliant Corp.-warrants                    10/4/2004         7,317                    2        -0-              0.00
Expiring 6/01/10

(j)  Security is in default and is non-income producing.
(k)  Non-income producing security.

Currency Abbreviations:
BRL - Brazilian Real
COP - Colombian Peso
CRC - Costa Rican Colon
HUF - Hungarian Forint
MXN - Mexican Peso
PEN - Peruvian New Sol
RUB - Russia Ruble
TRY - New Turkish Lira
UYU - Uruguayan Peso

See notes to Pro Forma AllianceBernstein Emerging Market Debt Fund financial statements.


PORTFOLIO OF INVESTMENTS
PRO FORMA ALLIANCEBERNSTEIN
EMERGING MARKET DEBT FUND                                                                AllianceBernstein Emerging Market Debt Fund
April 30, 2007 (unaudited)                                                                     AllianceBernstein Corporate Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                Pro Forma
                                             AllianceBernstein   AllianceBernstein                                   Pro Forma
                                              Emerging Market      Emerging           AllianceBernstein            AllianceBernstein
                                                Debt Fund            Market               Corporate                 Emerging Market
                                             Principal Amount      Debt Fund               Bond Fund      Adjust-     Debt Fund
                                                  (000)          (U.S. $ Value)          (U.S. $ Value)   ments      (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATES-50.9%
Bermuda-0.1%
Digicel Ltd.
   9.25%, 9/01/12 (a)(b)               US$       1,344              $ 1,428,000            $        -0-    -0-         $ 1,428,000
                                                                ---------------        ----------------   ------    ----------------

Brazil-0.1%
Banco BMG SA
   9.15%, 1/15/16 (a)(b)                         1,300                1,404,000                     -0-    -0-           1,404,000
                                                                ---------------        ----------------   ------    ----------------

Canada-1.5%
Alcan, Inc.
   5.20%, 1/15/14                                3,500                      -0-               3,444,273    -0-           3,444,273
Inco Ltd.
   5.70%, 10/15/15                               7,995                      -0-               7,968,249    -0-           7,968,249
Rogers Cable, Inc.
   7.875%, 5/01/12                               1,500                      -0-               1,644,375    -0-           1,644,375
Shaw Communications, Inc.
   7.20%, 12/15/11                                 655                      -0-                 690,206    -0-             690,206
   7.25%, 4/06/11                                1,235                      -0-               1,298,294    -0-           1,298,294
                                                                ---------------        ----------------   ------    ----------------
                                                                            -0-              15,045,397    -0-          15,045,397
                                                                ---------------        ----------------   ------    ----------------
Cayman Islands-1.9%
C&M Finance Ltd.
   8.10%, 2/01/16 (a)(b)                           530                  562,463                     -0-    -0-             562,463
Mizuho Financial Group Cayman Ltd.
   8.375%, 4/27/09                               9,100                      -0-               9,595,040    -0-           9,595,040
MUFG Capital Finance 1 Ltd.
   6.346%, 7/25/16 (c)                           2,400                      -0-               2,451,214    -0-           2,451,214
Resona Preferred Global Securities
   7.191%, 7/30/15 (b)(c)                        5,000                      -0-               5,285,405    -0-           5,285,405
Vale Overseas Ltd.
   6.875%, 11/21/36 (a)                          1,115                1,182,678                     -0-    -0-           1,182,678
                                                                ---------------        ----------------   ------    ----------------
                                                                      1,745,141              17,331,659    -0-          19,076,800
                                                                ---------------        ----------------   ------    ----------------
China-0.2%
Chaoda Modern Agriculture
   7.75%, 2/08/10 (a)(b)                         1,523                1,553,460                     -0-    -0-           1,553,460
                                                                ---------------        ----------------   ------    ----------------

France-0.3%
Lafarge SA
   7.125%, 7/15/36                               2,500                      -0-               2,732,930    -0-           2,732,930
                                                                ---------------        -----------------  ------    ----------------

Germany-0.1%
Citigroup (JSC Severstal)
   9.25%, 4/19/14 (a)(b)                           810                  894,402                     -0-    -0-             894,402
Tyumen Oil Co.
   11.00%, 11/06/07 (a)(b)                         280                  286,440                     -0-    -0-             286,440
                                                                ---------------        ----------------   ------    ----------------
                                                                      1,180,842                     -0-    -0-           1,180,842
                                                                ---------------        ----------------   ------    ----------------
Hong Kong-0.2%
Noble Group Ltd.
   6.625%, 3/17/15 (a)(b)                        1,768                1,689,163                     -0-    -0-           1,689,163
                                                                ---------------        ----------------   ------    ----------------

Indonesia-0.1%
Deutsche Bank AG/London
   11.00%, 10/15/14 (a)                            540                  529,848                     -0-    -0-             529,848
                                                                ---------------        ----------------   ------    ----------------

Ireland-0.4%
BOI Capital Funding Number 2
   5.571%, 2/01/16 (b)(c)                        1,425                      -0-               1,402,791    -0-           1,402,791
Gazprombank
   6.50%, 9/23/15 (a)                              750                  755,625                     -0-    -0-             755,625
Red Arrow Intl Leasing PLC
   8.375%, 3/31/12 (a)                RUB       43,752                1,762,346                     -0-    -0-           1,762,346
                                                                ---------------        ----------------   ------    ----------------
                                                                      2,517,971               1,402,791    -0-           3,920,762
                                                                ---------------        ----------------   ------    ----------------
Japan-0.3%
ORIX Corp.
   5.48%, 11/22/11                    US$        3,000                      -0-               3,017,157    -0-           3,017,157
                                                                ---------------        ----------------   ------    ----------------

Kazakhstan-0.7%
Tengizchevroil Finance Co.
   6.124%, 11/15/14 (a)(b)                       7,002                  784,049               6,191,694    -0-           6,975,743
                                                                ---------------        ----------------   ------    ----------------

Luxembourg-2.3%
Evraz Group SA
   8.25%, 11/10/15 (a)(b)                        1,674                1,734,682                     -0-    -0-           1,734,682
Gazprom
   6.51%, 3/07/22 (a)(b)                         1,770                1,820,888                     -0-    -0-           1,820,888



                                                Pro Forma
                                             AllianceBernstein   AllianceBernstein                                     Pro Forma
                                              Emerging Market      Emerging          AllianceBernstein             AllianceBernstein
                                                Debt Fund            Market              Corporate                  Emerging Market
                                             Principal Amount      Debt Fund              Bond Fund      Adjust-        Debt Fund
                                                  (000)          (U.S. $ Value)         (U.S. $ Value)   ments       (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Gazstream SA
   5.625%, 7/22/13 (a)(b)             US$          639                $ 638,924           $        -0-    $ -0-      $ 638,924
Mobile Telesystems Finance
   9.75%, 1/30/08 (a)(b)                         1,250                1,283,125                    -0-      -0-      1,283,125
Russian Standard Finance
   7.50%, 10/07/10 (a)(b)                        2,587                1,244,358              1,284,435      -0-      2,528,793
Telecom Italia Capital, SA
   4.00%, 1/15/10                                5,000                      -0-              4,848,640      -0-      4,848,640
Tyco International Group, SA
   6.00%, 11/15/13                               9,550                      -0-             10,034,557      -0-     10,034,557
                                                                -----------------     -----------------   -------  -----------------
                                                                      6,721,977             16,167,632      -0-     22,889,609
                                                                -----------------     -----------------   -------  -----------------
Malaysia-0.3%
Petronas Capital Ltd.
   7.00%, 5/22/12 (a)(b)                         2,322                2,518,882                    -0-      -0-      2,518,882
                                                                -----------------     -----------------   -------  -----------------

Mexico-0.1%
Monterrey Power SA de CV
   9.625%, 11/15/09 (a)(b)                         587                  646,108                    -0-      -0-        646,108
                                                                -----------------     -----------------   -------  -----------------

Netherlands-0.3%
ALB Finance BV
   9.25%, 9/25/13 (a)(b)                         1,136                1,110,326                    -0-      -0-      1,110,326
Kazkommerts International BV
   8.50%, 4/16/13 (a)(b)                         1,150                1,216,125                    -0-      -0-      1,216,125
TuranAlem Finance BV
   10.00%, 5/29/07 (a)(b)                        1,000                1,002,570                    -0-      -0-      1,002,570
                                                                -----------------     -----------------   ------   -----------------
                                                                      3,329,021                    -0-      -0-      3,329,021
                                                                -----------------     -----------------   ------   -----------------
Panama-0.1%
MMG Fiduciary (AES El Salvador)
   6.75%, 2/01/16 (a)(b)                         1,200                1,209,276                    -0-      -0-      1,209,276
                                                                -----------------     -----------------   ------   -----------------

Peru-0.1%
IIRSA Norte Finance Ltd.
   8.75%, 5/30/24 (a)(b)                           806                  949,808                    -0-      -0-        949,808
                                                                -----------------     -----------------   ------   -----------------

Russia-1.3%
Alfa Bond Issuance PLC
   8.625%, 12/09/15 (a)                            900                  908,100                    -0-      -0-        908,100
Gallery Capital SA
   10.125%, 5/15/13 (a)(b)                         960                  941,270                    -0-      -0-        941,270
Gazprom OAO
   9.625%, 3/01/13 (a)(b)                        7,170                8,554,312                    -0-      -0-      8,554,312
Mobile Telesystems Finance
   9.75%, 1/30/08 (a)(b)                           250                  256,650                    -0-      -0-        256,650
TNK-BP Finance SA
   7.50%, 7/18/16 (a)(b)                         2,308                2,443,516                    -0-      -0-      2,443,516
                                                                -----------------     -----------------   ------   -----------------
                                                                     13,103,848                    -0-      -0-     13,103,848
                                                                -----------------     -----------------   ------   -----------------
Ukraine-0.0%
Kyivstar
   10.375%, 8/17/09 (b)                            303                  326,483                    -0-      -0-        326,483
                                                                -----------------     -----------------   ------   -----------------

United Kingdom-1.3%
BSKYB Finance UK PLC
   6.50%, 10/15/35 (b)                           4,000                      -0-              4,008,080      -0-      4,008,080
HBOS PLC
   6.413%, 9/29/49 (b)(c)                        5,000                      -0-              4,909,340      -0-      4,909,340
Vodafone Group PLC
   7.875%, 2/15/30                               3,800                      -0-              4,469,792      -0-      4,469,792
                                                                -----------------     -----------------   ------   -----------------
                                                                            -0-             13,387,212      -0-     13,387,212
                                                                -----------------     -----------------   ------   -----------------
United States-39.2%
AFC Capital Trust I
   Series B
   8.207%, 2/03/27                               5,000                      -0-              5,210,600      -0-      5,210,600
Altria Group, Inc.
   7.75%, 1/15/27 (d)                            5,000                      -0-              5,982,125      -0-      5,982,125
AMBAC Financial Group, Inc.
   6.15%, 2/15/37 (c)                            1,000                      -0-                958,608      -0-        958,608
Boston Scientific Corp.
   5.45%, 6/15/14                                1,505                      -0-              1,442,594      -0-      1,442,594
   6.00%, 6/15/11                                3,000                      -0-              3,030,198      -0-      3,030,198
   6.40%, 6/15/16                                1,495                      -0-              1,491,807      -0-      1,491,807
CA Preferred Funding Trust
   7.00%, 1/30/49                                9,000                      -0-              9,167,400      -0-      9,167,400
Clear Channel Communications, Inc.
   5.75%, 1/15/13                                2,500                      -0-              2,327,117      -0-      2,327,117
Comcast Cable Communications Holdings, Inc.
   9.455%, 11/15/22 (d)                         15,420                      -0-             20,334,693      -0-     20,334,693
Constellation Energy Group, Inc.
   7.60%, 4/01/32                                3,700                      -0-              4,262,259      -0-      4,262,259


                                                Pro Forma
                                             AllianceBernstein   AllianceBernstein                                    Pro Forma
                                              Emerging Market      Emerging          AllianceBernstein             AllianceBernstein
                                                Debt Fund            Market              Corporate                  Emerging Market
                                             Principal Amount      Debt Fund              Bond Fund       Adjust-      Debt Fund
                                                  (000)          (U.S. $ Value)         (U.S. $ Value)     ments     (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc.
   5.875%, 1/15/12                    US$        1,660             $        -0-            $ 1,684,495    $  -0-         $ 1,684,495
   5.95%, 3/15/17                                1,415                      -0-              1,405,515       -0-           1,405,515
CSX Transportation, Inc.
   9.75%, 6/15/20                                5,200                      -0-              6,879,200       -0-           6,879,200
DIRECTV Holdings LLC
   6.375%, 6/15/15                               5,155                      -0-              4,961,687       -0-           4,961,687
DR Horton, Inc.
   6.00%, 4/15/11                                4,256                      -0-              4,235,567       -0-           4,235,567
Dresdner Funding Trust I
   8.151%, 6/30/31 (b)                          10,000                      -0-             12,089,310       -0-          12,089,310
Duke Capital LLC
   8.00%, 10/01/19                               3,000                      -0-              3,452,967       -0-           3,452,967
Echostar DBS Corp.
   7.00%, 10/01/13                               4,300                      -0-              4,466,625       -0-           4,466,625
Electronic Data Systems Corp.
   Series B
   6.50%, 8/01/13                                6,000                      -0-              6,121,488       -0-           6,121,488
Embarq Corp.
   6.738%, 6/01/13                               5,000                      -0-              5,196,635       -0-           5,196,635
Energy Transfer Partners, LP
   5.95%, 2/01/15                                1,500                      -0-              1,525,356       -0-           1,525,356
Enterprise Products Operating LP
   Series B
   5.00%, 3/01/15                               10,000                      -0-              9,616,930       -0-           9,616,930
   6.65%, 10/15/34                               3,000                      -0-              3,104,175       -0-           3,104,175
Farmers Insurance Exchange
   8.625%, 5/01/24 (b)                           3,000                      -0-              3,582,729       -0-           3,582,729
Federated Department Stores, Inc.
   6.625%, 4/01/11                               2,500                      -0-              2,618,600       -0-           2,618,600
Fisher Scientific International, Inc.
   6.125%, 7/01/15                               3,000                      -0-              3,010,035       -0-           3,010,035
FPL Group Capital, Inc.
   6.35%, 10/01/66 (c)                           5,000                      -0-              5,077,435       -0-           5,077,435
Freeport-McMoran Copper & Gold, Inc.
   10.125%, 2/01/10 (a)                          1,550                1,628,476                    -0-       -0-           1,628,476
GSC Holdings Corp.
   8.00%, 10/01/12 (a)                           5,000                      -0-              5,331,250       -0-           5,331,250
Harrahs Operating Co., Inc.
   5.375%, 12/15/13                             10,000                      -0-              8,850,000       -0-           8,850,000
Humana, Inc.
   6.45%, 6/01/16                                2,200                      -0-              2,280,846       -0-           2,280,846
ILFC E-Capital Trust II
   6.25%, 12/21/65 (b)(c)                        1,500                      -0-              1,537,025       -0-           1,537,025
Indiantown Cogeneration LP
   Series A-9
   9.26%, 12/15/10                               5,936                      -0-              6,277,686       -0-           6,277,686
Insight Midwest LP
   9.75%, 10/01/09 (a)                           1,039                      -0-              1,055,884       -0-           1,055,884
International Steel Group, Inc.
   6.50%, 4/15/14                                2,565                      -0-              2,681,605       -0-           2,681,605
iStar Financial, Inc.
   5.375%, 4/15/10                               2,500                      -0-              2,498,127       -0-           2,498,127
ITT Corp.
   7.375%, 11/15/15                              5,035                      -0-              5,196,941       -0-           5,196,941
JC Penney Corp. Inc.
   7.40%, 4/01/37                                4,100                      -0-              4,548,491       -0-           4,548,491
Kansas Gas & Electric
   5.647%, 3/29/21 (d)                           5,000                      -0-              4,882,650       -0-           4,882,650
The Kroger Co.
   4.95%, 1/15/15                                5,250                      -0-              4,940,497       -0-           4,940,497
   7.50%, 4/01/31                                2,000                      -0-              2,164,088       -0-           2,164,088
Liberty Mutual Group, Inc.
   6.70%, 8/15/16 (b)                            5,000                      -0-              5,234,900       -0-           5,234,900
   7.80%, 3/15/37 (a)(b)                         2,705                      -0-              2,721,555       -0-           2,721,555
MGM Mirage
   6.75%, 9/01/12                                4,500                      -0-              4,505,625       -0-           4,505,625
Motorola, Inc.
   6.50%, 9/01/25                                2,035                      -0-              2,010,326       -0-           2,010,326
   7.50%, 5/15/25                                  325                      -0-                356,144       -0-             356,144
News America Holdings, Inc.
   7.75%, 12/01/45                               1,800                      -0-              2,050,574       -0-           2,050,574
News America, Inc.
   6.40%, 12/15/35                               5,000                      -0-              5,038,940       -0-           5,038,940
Nextel Communications, Inc.
   Series D
   7.375%, 8/01/15 (d)                          10,000                      -0-             10,344,750       -0-          10,344,750
   Series E
   6.875%, 10/31/13                              5,000                      -0-              5,138,395       -0-           5,138,395


                                                Pro Forma
                                             AllianceBernstein   AllianceBernstein                                     Pro Forma
                                              Emerging Market      Emerging          AllianceBernstein             AllianceBernstein
                                                Debt Fund            Market              Corporate                   Emerging Market
                                             Principal Amount      Debt Fund              Bond Fund      Adjust-       Debt Fund
                                                  (000)          (U.S. $ Value)         (U.S. $ Value)    ments      (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
North Front Pass Through Trust
   5.81%, 12/15/24 (b)(c)             US$        5,000             $        -0-            $ 4,948,215  $   -0-          $ 4,948,215
Ohio Casualty Corp.
   7.30%, 6/15/14                                6,650                      -0-              7,076,883      -0-            7,076,883
Packaging Corp. of America
   5.75%, 8/01/13                                2,825                      -0-              2,799,530      -0-            2,799,530
Potomac Edison Co.
   5.35%, 11/15/14                               3,500                      -0-              3,450,954      -0-            3,450,954
Reed Elsevier Capital, Inc.
   4.625%, 6/15/12                               5,000                      -0-              4,841,340      -0-            4,841,340
Residential Capital Corp.
   6.375%, 6/30/10                              10,000                      -0-             10,026,740      -0-           10,026,740
Reynolds American, Inc.
   7.25%, 6/01/13                                3,000                      -0-              3,186,558      -0-            3,186,558
   7.625%, 6/01/16                               9,000                      -0-              9,846,810      -0-            9,846,810
RR Donnelley & Sons Co.
   4.95%, 4/01/14                                2,400                      -0-              2,221,068      -0-            2,221,068
Safeway, Inc.
   5.80%, 8/15/12 (d)                            5,000                      -0-              5,078,665      -0-            5,078,665
   7.25%, 2/01/31                                2,000                      -0-              2,134,508      -0-            2,134,508
Sara Lee Corp.
   6.125%, 11/01/32                              1,600                      -0-              1,486,429      -0-            1,486,429
SLM Corp.
   5.45%, 4/25/11                                3,000                      -0-              2,889,324      -0-            2,889,324
Source Gas LLC
   5.90%, 4/01/17 (b)                            3,000                      -0-              3,004,410      -0-            3,004,410
Southern Copper Corp.
   7.50%, 7/27/35 (a)                            3,040               1,263,500               2,105,833      -0-            3,369,333
Sprint Capital Corp.
   6.875%, 11/15/28                              4,500                      -0-              4,465,404      -0-            4,465,404
TECO Energy, Inc.
   7.00%, 5/01/12 (d)                            5,000                      -0-              5,325,000      -0-            5,325,000
Teck Cominco, Ltd.
   6.125%, 10/01/35                              5,000                      -0-              4,875,580      -0-            4,875,580
Tesoro Corp.
   6.25%, 11/01/12                               1,500                      -0-              1,530,000      -0-            1,530,000
Time Warner, Inc.
   7.70%, 5/01/32                                5,000                      -0-              5,713,340      -0-            5,713,340
Turner Broadcasting System, Inc.
   8.375%, 7/01/13                               9,473                      -0-             10,799,305      -0-           10,799,305
TXU Corp.
   Series P
   5.55%, 11/15/14                               7,000                      -0-              6,280,736      -0-            6,280,736
Tyson Foods, Inc.
   6.85%, 4/01/16                                7,000                      -0-              7,297,500      -0-            7,297,500
Union Carbide Corp.
   7.75%, 10/01/96 (d)                           5,000                      -0-              5,176,945      -0-            5,176,945
USB Realty Corp.
   6.091%, 12/22/49 (b)(c)                       5,000                      -0-              5,050,105      -0-            5,050,105
Verizon New Jersey, Inc.
   Series A
   5.875%, 1/17/12                               5,000                      -0-              5,104,135      -0-            5,104,135
Verizon New York, Inc.
   Series B
   7.375%, 4/01/32                               4,290                      -0-              4,581,643      -0-            4,581,643
Washington Mutual Preferred Funding Trust I
   6.534%, 3/29/49 (b)(c)                        2,700                      -0-              2,665,764      -0-            2,665,764
WellPoint, Inc.
   5.85%, 1/15/36 (d)                            4,400                      -0-              4,251,350      -0-            4,251,350
Weyerhaeuser Co.
   7.375%, 3/15/32                               4,300                      -0-              4,546,657      -0-            4,546,657
Williams Cos, Inc.
   7.625%, 7/15/19                               2,100                      -0-              2,289,000      -0-            2,289,000
Windstream Corp.
   8.125%, 8/01/13 (d)                           1,369                      -0-              1,485,365      -0-            1,485,365
WR Berkley Corp.
   5.60%, 5/15/15                                7,500                      -0-              7,414,027      -0-            7,414,027
Xcel Energy, Inc.
   6.50%, 7/01/36                                3,300                      -0-              3,472,009      -0-            3,472,009
ZFS Finance USA Trust I
   6.15%, 12/15/65 (b)(c)                        7,000                      -0-              7,143,206      -0-            7,143,206
                                                                -----------------     -----------------   -------      -------------
                                                                     2,891,976             387,446,787      -0-          390,338,763
                                                                -----------------     -----------------   -------      -------------
Total Corporates
   (cost $500,252,142)                                              44,529,853             462,723,259      -0-          507,253,112
                                                                -----------------     -----------------   -------      -------------

SOVEREIGNS-34.6%
Argentina-2.1%
Republic of Argentina
   5.475%, 8/03/12 (a)(e)                       12,168               11,623,959                    -0-       -0-          11,623,959
   8.28%, 12/31/33 (f)                           7,506                8,088,115                    -0-       -0-           8,088,115


                                                Pro Forma
                                             AllianceBernstein   AllianceBernstein                                    Pro Forma
                                              Emerging Market      Emerging          AllianceBernstein            AllianceBernstein
                                                Debt Fund            Market              Corporate                Emerging Market
                                             Principal Amount      Debt Fund              Bond Fund      Adjust-      Debt Fund
                                                  (000)          (U.S. $ Value)         (U.S. $ Value)    ments    (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
   Series V
   7.00%, 3/28/11 (a)                 US$          1,120              $ 1,118,258      $        -0-    $     -0-      $ 1,118,258
                                                                -----------------     -------------    ------------   ------------
                                                                       20,830,332               -0-          -0-       20,830,332
                                                                -----------------     -------------    ------------   ------------
Brazil-6.9%
Republic of Brazil
   6.00%, 1/17/17 (a)                             12,256               12,501,120               -0-          -0-       12,501,120
   7.125%, 1/20/37 (a)                 BRL        10,658               12,054,198               -0-          -0-       12,054,198
   8.00%, 1/15/18 (a)                              3,173                3,601,355               -0-          -0-        3,601,355
   8.25%, 1/20/34 (a)                             10,711               13,768,991               -0-          -0-       13,768,991
   8.875%, 10/14/19 - 4/15/24 (a)                  5,280                6,821,977               -0-          -0-        6,821,977
   10.25%, 1/10/28 (a)                               654                  349,211               -0-          -0-          349,211
   11.00%, 8/17/40 (a)                 US$         1,917                2,600,410               -0-          -0-        2,600,410
   12.50%, 1/05/16 - 1/05/22 (a)       BRL        28,084               16,535,293               -0-          -0-       16,535,293
                                                                -----------------     -------------    ------------   ------------
                                                                       68,232,555               -0-          -0-       68,232,555
                                                                -----------------     -------------    ------------   ------------
Bulgaria-0.1%
Republic of Bulgaria
   8.25%, 1/15/15 (b)                  US$         1,124                1,333,626               -0-          -0-        1,333,626
                                                                -----------------     -------------    ------------   ------------

Colombia-1.5%
Republic of Colombia
   7.375%, 9/18/37 (a)                             3,626                4,053,868               -0-          -0-        4,053,868
   10.75%, 1/15/13 (a)                               795                  986,993               -0-          -0-          986,993
   11.75%, 3/01/10 (a)                 COP     3,761,000                1,897,417               -0-          -0-        1,897,417
   11.75%, 2/25/20 (f)                 US$         3,754                5,593,460               -0-          -0-        5,593,460
   12.00%, 10/22/15 (a)                COP     3,725,000                2,046,489               -0-          -0-        2,046,489
                                                                -----------------     -------------    ------------   ------------
                                                                       14,578,227               -0-          -0-       14,578,227
                                                                -----------------     -------------    ------------   ------------
Costa Rica-0.2%
Costa Rican Colon Structured Note
   Zero Coupon, 1/10/08 (a)           CRC          1,146                1,093,017               -0-          -0-        1,093,017
Republic of Costa Rica
   8.11%, 2/01/12 (a)(b)               US$           673                  736,935               -0-          -0-          736,935
                                                                -----------------     -------------    ------------   ------------
                                                                        1,829,952               -0-          -0-        1,829,952
                                                                -----------------     -------------    ------------   ------------
Dominican Republic-0.4%
Dominican Republic
   Zero Coupon, 6/11/07 (a)                        1,700                1,697,960               -0-          -0-        1,697,960
   Zero Coupon, 10/08/07 (a)                         488                  483,463               -0-          -0-          483,463
   8.625%, 4/20/27 (b)(e)                          1,223                1,423,572               -0-          -0-        1,423,572
                                                                -----------------     -------------    ------------   ------------
                                                                        3,604,995               -0-          -0-        3,604,995
                                                                -----------------     -------------    ------------   ------------
El Salvador-0.3%
Republic of El Salvador
   7.625%, 9/21/34 (a)(b)                            872                1,010,212               -0-          -0-        1,010,212
   7.65%, 6/15/35 (a)(b)                             776                  898,220               -0-          -0-          898,220
   8.50%, 7/25/11 (a)(b)                           1,000                1,106,000               -0-          -0-        1,106,000
                                                                -----------------     -------------    ------------   ------------
                                                                        3,014,432               -0-          -0-        3,014,432
                                                                -----------------     -------------    ------------   ------------
Hungary-0.1%
Republic of Hungary
   6.75%, 4/12/10 (a)                  HUF       180,080                  985,905               -0-          -0-          985,905
                                                                -----------------     -------------    ------------   ------------

Indonesia-1.0%
Indonesia - Recap Linked Note
   11.00%, 10/15/14 (a)                US$         1,003                1,080,231               -0-          -0-        1,080,231
   12.90%, 3/15/16 (a)                             1,930                2,330,475               -0-          -0-        2,330,475
Republic of Indonesia
   6.625%, 2/17/37 (a)(b)                          1,410                1,395,900               -0-          -0-        1,395,900
   6.75%, 3/10/14 (a)(b)                             645                  674,025               -0-          -0-          674,025
   6.875%, 3/09/17 (a)(b)                          1,587                1,682,220               -0-          -0-        1,682,220
   7.50%, 1/15/16 (a)(b)                           1,000                1,101,500               -0-          -0-        1,101,500
   8.50%, 10/12/35 (a)(b)                          1,645                2,021,237               -0-          -0-        2,021,237
                                                                -----------------     -------------    ------------   ------------
                                                                       10,285,588               -0-          -0-       10,285,588
                                                                -----------------     -------------    ------------   ------------
Jamaica-0.1%
Government of Jamaica
   9.25%, 10/17/25 (a)                               324                  370,980               -0-          -0-          370,980
   10.625%, 6/20/17 (a)                              835                1,015,778               -0-          -0-        1,015,778
                                                                -----------------     -------------    ------------   ------------
                                                                        1,386,758               -0-          -0-        1,386,758
                                                                -----------------     -------------    ------------   ------------
Lebanon-0.4%
Lebanese Republic
   7.875%, 5/20/11 (a)(b)                            875                  850,937               -0-          -0-          850,937
   10.125%, 8/06/08 (a)(b)                         3,048                3,101,340               -0-          -0-        3,101,340
   11.625%, 5/11/16 (a)(b)                           394                  454,085               -0-          -0-          454,085
                                                                -----------------     -------------    ------------   ------------
                                                                        4,406,362               -0-          -0-        4,406,362
                                                                -----------------     -------------    ------------   ------------
Malaysia-0.7%
Malaysia
   7.50%, 7/15/11 (a)                              6,338                6,904,389               -0-          -0-        6,904,389
                                                                -----------------     -------------    ------------   ------------

Mexico-4.7%
Mexican Bonos
   Series M
   9.00%, 12/22/11 (a)                MXN         78,000                7,492,399               -0-          -0-        7,492,399
   Series M 20
   10.00%, 12/05/24 (a)                           33,478                3,708,427               -0-          -0-        3,708,427

                                                Pro Forma
                                             AllianceBernstein   AllianceBernstein                                     Pro Forma
                                              Emerging Market      Emerging          AllianceBernstein            AllianceBernstein
                                                Debt Fund            Market              Corporate                  Emerging Market
                                             Principal Amount      Debt Fund              Bond Fund      Adjust-     Debt Fund
                                                  (000)          (U.S. $ Value)         (U.S. $ Value)    ments     (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
   Series MI10
   9.00%, 12/20/12 (a)                MXN       39,037              $ 3,780,022        $        -0-    $     -0-      $ 3,780,022
United Mexican States
   5.625%, 1/15/17 (a)                US$        1,500                1,523,250                 -0-          -0-        1,523,250
   7.50%, 1/14/12 (a)                            1,950                2,136,225                 -0-          -0-        2,136,225
   8.125%, 12/30/19 (f)                          2,495                3,087,562                 -0-          -0-        3,087,562
   11.375%, 9/15/16 (a)                          2,901                4,170,187                 -0-          -0-        4,170,187
   Series A
   6.375%, 1/16/13 (a)                           7,582                8,010,383                 -0-          -0-        8,010,383
   6.75%, 9/27/34 (a)                            1,450                1,616,750                 -0-          -0-        1,616,750
   8.00%, 9/24/22 (a)                            9,362               11,655,690                 -0-          -0-       11,655,690
                                                                -----------------     -------------    ------------   ------------
                                                                     47,180,895                 -0-          -0-       47,180,895
                                                                -----------------     -------------    ------------   ------------
Morocco-0.1%
Kingdom of Morocco Loan Participation
   6.219%, 1/02/09 (a)(e)                          499                  497,941                 -0-          -0-          497,941
                                                                -----------------     -------------    ------------   ------------

Panama-1.6%
Republic of Panama
   6.70%, 1/26/36 (a)                            1,317                1,394,703                 -0-          -0-        1,394,703
   7.125%, 1/29/26 (a)                           3,560                3,916,000                 -0-          -0-        3,916,000
   7.25%, 3/15/15 (a)                              228                  249,660                 -0-          -0-          249,660
   8.875%, 9/30/27 (a)                           2,546                3,277,975                 -0-          -0-        3,277,975
   9.375%, 7/23/12-4/01/29 (a)                   5,693                7,368,633                 -0-          -0-        7,368,633
                                                                -----------------     -------------    ------------   ------------
                                                                     16,206,971                 -0-          -0-       16,206,971
                                                                -----------------     -------------    ------------   ------------

Peru-1.8%
Peru Bono Soberano
   8.20%, 8/12/26 (a)                 PEN        8,270                3,228,766                 -0-          -0-        3,228,766
   Series 7
   8.60%, 8/12/17 (a)                           11,995                4,570,922                 -0-          -0-        4,570,922
Republic of Peru
   7.35%, 7/21/25 (a)                 US$        3,839                4,462,838                 -0-          -0-        4,462,838
   8.375%, 5/03/16 (a)                           1,176                1,407,084                 -0-          -0-        1,407,084
   8.75%, 11/21/33 (a)                           2,738                3,675,765                 -0-          -0-        3,675,765
   9.875%, 2/06/15 (a)                              32                   40,720                 -0-          -0-           40,720
                                                                -----------------     -------------    ------------   ------------
                                                                     17,386,095                 -0-          -0-       17,386,095
                                                                -----------------     -------------    ------------   ------------

Philippines-2.6%
Republic of Philippines
   7.50%, 9/25/24 (a)                            1,300                1,436,500                 -0-          -0-        1,436,500
   7.75%, 1/14/31 (a)                            1,724                1,952,430                 -0-          -0-        1,952,430
   8.00%, 1/15/16 (a)                              282                  317,955                 -0-          -0-          317,955
   8.25%, 1/15/14 (a)                            2,758                3,088,960                 -0-          -0-        3,088,960
   8.875%, 3/17/15 (a)                           2,448                2,876,400                 -0-          -0-        2,876,400
   9.50%, 10/21/24 - 2/02/30 (a)                 3,488                4,623,460                 -0-          -0-        4,623,460
   9.875%, 1/15/19 (a)                           1,850                2,393,900                 -0-          -0-        2,393,900
   10.625%, 3/16/25 (a)                          6,239                8,906,173                 -0-          -0-        8,906,173
                                                                -----------------     -------------    ------------   ------------
                                                                     25,595,778                 -0-          -0-       25,595,778
                                                                -----------------     -------------    ------------   ------------

Russia-3.9%
Russian Federation
   7.50%, 3/31/30 (a)(b)                        19,602               22,247,702                 -0-          -0-       22,247,702
   11.00%, 7/24/18 (a)(b)                        1,615                2,318,333                 -0-          -0-        2,318,333
Russian Ministry of Finance
   Series V
   3.00%, 5/14/08 (a)                           12,299               11,991,525                 -0-          -0-       11,991,525
   Series VII
   3.00%, 5/14/11 (a)                            2,220                2,023,086                 -0-          -0-        2,023,086
                                                                -----------------     -------------    ------------   ------------
                                                                     38,580,646                 -0-          -0-       38,580,646
                                                                -----------------     -------------    ------------   ------------

South Africa-0.1%
Republic of South Africa
   7.375%, 4/25/12 (a)                           1,075                1,171,750                 -0-          -0-        1,171,750
                                                                -----------------     -------------    ------------   ------------

Turkey-3.1%
New Turkish Lira Credit Linked Note
   Zero Coupon, 6/28/07 (a)                        232                  236,104                 -0-          -0-          236,104
   Zero Coupon, 6/28/07 (a)                        774                  857,638                 -0-          -0-          857,638
   Zero Coupon, 6/28/07 (a)                        342                  375,875                 -0-          -0-          375,875
Republic of Turkey
   6.875%, 3/17/36 (a)                           7,016                6,796,750                 -0-          -0-        6,796,750
   7.00%, 6/05/20 (a)                            5,700                5,781,966                 -0-          -0-        5,781,966
   7.375%, 2/05/25 (a)                           9,719               10,010,570                 -0-          -0-       10,010,570
   9.50%, 1/15/14 (a)                              641                  745,163                 -0-          -0-          745,163
   11.00%, 1/14/13 (a)                             816                1,001,640                 -0-          -0-        1,001,640
Turkey Government Bond
   Zero Coupon, 11/26/08 (a)          TRY        9,933                5,500,458                 -0-          -0-        5,500,458
                                                                -----------------     -------------    ------------   ------------
                                                                     31,306,164                 -0-          -0-       31,306,164
                                                                -----------------     -------------    ------------   ------------

Ukraine-0.3%
Government of Ukraine
   6.58%, 11/21/16 (a)(b)             US$        1,368                1,398,780                 -0-          -0-        1,398,780
   7.65%, 6/11/13 (a)(b)                         1,411                1,527,407                 -0-          -0-        1,527,407
                                                                -----------------     -------------    ------------   ------------
                                                                      2,926,187                 -0-          -0-        2,926,187
                                                                -----------------     -------------    ------------   ------------

                                                Pro Forma
                                             AllianceBernstein   AllianceBernstein                                  Pro Forma
                                              Emerging Market      Emerging          AllianceBernstein            AllianceBernstein
                                                Debt Fund            Market              Corporate                 Emerging Market
                                             Principal Amount      Debt Fund              Bond Fund      Adjust-      Debt Fund
                                                  (000)          (U.S. $ Value)         (U.S. $ Value)    ments      (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Uruguay-0.7%
Republic of Uruguay
   7.625%, 3/21/36 (a)                US$           550           $      617,375       $        -0-    $     -0-        $ 617,375
   7.875%, 1/15/33 (a)(g)                         1,371                1,578,220                -0-          -0-        1,578,220
   8.00%, 11/18/22 (a)                            1,757                2,029,335                -0-          -0-        2,029,335
   9.25%, 5/17/17 (a)                             2,523                3,125,997                -0-          -0-        3,125,997
                                                                -----------------     -------------    ------------   ------------
                                                                       7,350,927                -0-          -0-        7,350,927
                                                                -----------------     -------------    ------------   ------------

Venezuela-1.9%
Republic of Venezuela
   5.75%, 2/26/16 (a)                             1,795                1,669,815                -0-          -0-        1,669,815
   6.00%, 12/09/20 (a)                            1,123                1,022,492                -0-          -0-        1,022,492
   7.00%, 12/01/18 (b)(f)                         3,904                3,943,040                -0-          -0-        3,943,040
   7.65%, 4/21/25 (a)                             1,900                1,996,900                -0-          -0-        1,996,900
   8.50%, 10/08/14 (a)                            1,585                1,753,802                -0-          -0-        1,753,802
   9.25%, 9/15/27 (f)                             2,868                3,534,810                -0-          -0-        3,534,810
   10.75%, 9/19/13 (a)                            1,071                1,305,549                -0-          -0-        1,305,549
   13.625%, 8/15/18 (f)                           2,428                3,617,720                -0-          -0-        3,617,720
                                                                -----------------     -------------    ------------   ------------
                                                                      18,844,128                -0-          -0-       18,844,128
                                                                -----------------     -------------    ------------   ------------
Total Sovereigns
   (cost $311,413,849)                                               344,440,603                -0-          -0-      344,440,603
                                                                -----------------     -------------    ------------   ------------

PREFERRED STOCKS-5.3%
Cayman Islands- 2.4%
Centaur Funding Corp.
   9.08% (b)                                     20,280                      -0-         23,905,050          -0-       23,905,050
                                                                -----------------     -------------    ------------   ------------

United Kingdom - 0.5%
Royal Bank of Scotland Group PLC
   6.35%                                        200,000                      -0-          5,076,000          -0-        5,076,000
                                                                -----------------     -------------    ------------   ------------

United States - 2.4%
Capital One Capital II
   7.50%                                        130,000                      -0-          3,428,100          -0-        3,428,100
CoBank ACB
   7.00% (b)                                    100,000                      -0-          5,154,600          -0-        5,154,600
Federal Home Loan Mortgage Corp.
   5.90%                                        120,000                      -0-          3,078,000          -0-        3,078,000
Morgan Stanley Group, Inc.
   6.06% (d)(e)                                 400,000                      -0-         10,480,000          -0-       10,480,000
Santander Finance Preferred SA Unipersonal
   6.80% (b)                                     67,000                      -0-          1,725,250          -0-        1,725,250
                                                                -----------------     -------------    ------------   ------------
                                                                             -0-         23,865,950          -0-       23,865,950
                                                                -----------------     -------------    ------------   ------------
Total Preferred Stocks
   (cost $48,400,000)                                                        -0-         52,847,000          -0-       52,847,000
                                                                -----------------     -------------    ------------   ------------

MORTGAGE PASS THROUGHS-5.0%
United States-5.0%
Federal National Mortgage Association
   Series 2005
   4.50%, 12/01/35                    US$        42,194                      -0-         39,670,778          -0-       39,670,778
   Series 2007
   5.50%, 3/01/37                                 9,966                      -0-          9,855,709          -0-        9,855,709
                                                                -----------------     -------------    ------------   ------------
Total Mortgage Pass Throughs
   (cost $49,257,100)                                                        -0-         49,526,487          -0-       49,526,487
                                                                -----------------     -------------    ------------   ------------

ASSET BACKED SECURITIES-1.0%
 United States- 1.0%
Chase Issuance Trust
   Series 2005-A7, Class A7
   4.55%, 3/15/13
   (cost $10,037,444)                            10,000                      -0-          9,876,145          -0-        9,876,145
                                                                -----------------     -------------    ------------   ------------

U.S. TREASURIES-0.8%
U.S. Treasury Note - 0.6%
   4.625%, 2/15/17                                6,000                      -0-          5,997,186          -0-        5,997,186
                                                                -----------------     -------------    ------------   ------------
U.S. Treasury Bond - 0.2%
   4.75%, 2/15/37                                 2,000                      -0-          1,978,438          -0-        1,978,438
                                                                -----------------     -------------    ------------   ------------
Total U.S. Treasuries
   (cost $8,053,070)                                                         -0-          7,975,624          -0-        7,975,624
                                                                -----------------     -------------    ------------   ------------

INFLATION LINKED SECURITIES-0.2%
Cayman Islands-0.1%
Unibanco Grand Cayman
   8.70%, 2/11/10 (a)(b)              BRL         3,100                1,495,741                -0-          -0-        1,495,741
                                                                -----------------     -------------    ------------   ------------
Uruguay-0.1%
Uruguay Government International Bond
   5.00%, 9/14/18 (a)                 UYU        21,424                1,018,281                -0-          -0-        1,018,281
                                                                -----------------     -------------    ------------   ------------
Total Inflation Linked Securities
   (cost $2,312,720)                                                   2,514,022                -0-          -0-        2,514,022
                                                                -----------------     -------------    ------------   ------------



                                                Pro Forma
                                             AllianceBernstein   AllianceBernstein                                    Pro Forma
                                              Emerging Market      Emerging          AllianceBernstein            AllianceBernstein
                                                Debt Fund            Market              Corporate                 Emerging Market
                                             Principal Amount      Debt Fund              Bond Fund     Adjust-       Debt Fund
                                                  (000)          (U.S. $ Value)         (U.S. $ Value)   ments     (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
EQUITIES-WARRANTS-0.1%
Central Bank of Nigeria, expiring
   11/15/20 (a)(h)                       US$         2,500             $ 637,500      $         -0-    $     -0-         $ 637,500
Republic of Venezuela, expiring
   4/15/20 (h)                                      48,195                    -0-               -0-          -0-                -0-
                                                                -----------------     -------------    ------------  -------------
Total Equities-Warrants
   (cost $0)                                                             637,500                -0-          -0-           637,500
                                                                -----------------     -------------    ------------  -------------

SHORT-TERM INVESTMENTS-2.9%
Investment Companies- 1.1%
AllianceBernstein Fixed-Income
 Shares, Inc. - Prime STIF Portfolio (i)        11,381,333                    -0-       11,381,333           -0-        11,381,333
                                                                -----------------     -------------    ------------  -------------

Time Deposits- 1.8%
The Bank of New York
   4.25%, 5/01/07                                      580               580,000               -0-           -0-           580,000
Societe Generale
   5.28%, 5/01/07                                   16,900            16,900,000               -0-           -0-        16,900,000
                                                                -----------------     -------------    ------------  -------------
                                                                      17,480,000               -0-           -0-        17,480,000
                                                                -----------------     -------------    ------------  -------------
Total Short-Term Investments
   (cost $28,861,333)                                                 17,480,000        11,381,333           -0-        28,861,333
                                                                -----------------     -------------    ------------  -------------

Total Investments Before Security Lending Collateral
   (cost $958,587,658)                                               409,601,978       594,329,848           -0-     1,003,931,826
                                                                -----------------     -------------    ------------  -------------

INVESTMENT OF CASH COLLATERAL
   FOR SECURITIES LOANED-3.3%
Short Terms- 3.3%
UBS Private Money Market Fund, LLC
   (cost $33,070,742)                           33,070,742                   -0-        33,070,742           -0-        33,070,742
                                                                -----------------     -------------    ------------  -------------

Total Investments-104.1%
   (cost $991,658,400)                                               409,601,978       627,400,590           -0-     1,037,002,568
Other assets less liabilities-(4.1%)                                 (15,863,289)      (25,445,794)      40,000        (41,309,083)
                                                                -----------------     -------------    ------------  -------------
Net Assets-100%                                                    $ 393,738,689     $ 601,954,796     $ 40,000      $ 995,733,485
                                                                =================     =============    ============  ==============


CREDIT DEFAULT SWAP CONTRACTS

                                                                                                                    Pro Forma
                                                   Pro Forma                                                        Unrealized
Swap Counterparty &                              Notional Amount       Interest              Termination           Appreciation/
Referenced Obligation                               (000)                Rate                   Date              (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Buy Contracts:
Citigroup Global Markets, Inc.
(Republic of Hungary
4.50% 2/06/13)                                       $900               0.50%                 11/26/13                $(15,647)
JPMorgan Chase
(Republic of Hungary
4.75% 2/03/15)                                      4,220                0.30                 10/20/15                 (9,202)
Lehman Brothers
(Republic of Venezuela
9.25% 9/15/27)                                      3,820                1.26                  4/20/10                (24,328)
Morgan Stanley Time Warner                          5,000                0.37                  5/1/12                 (24,570)
Reed Elsevier Capital, Inc.                         5,000                0.32                  6/20/12                (18,682)

Sale Contracts:
Citigroup Global Markets, Inc.
(Republic of Brazil
12.25% 3/06/30)                                     7,110                3.09                  8/20/10                 612,507
Citigroup Global Markets, Inc.
(Republic of Philippines
10.625% 3/16/25)                                    1,410                4.95                  3/20/09                 122,372
Credit Suisse Markets
   First Boston
(Republic of Brazil
12.25% 3/06/30)                                     1,900                6.90                  6/20/07                 65,962
JPMorgan Chase
(Gazprom OAO
10.50% 10/21/09)                                    4,560                1.04                 10/20/10                 81,928
Lehman Brothers
(Republic of Venezuela
9.25%, 9/15/27                                      6,980                0.69                  4/20/08                 14,208

CREDIT DEFAULT SWAP CONTRACTS (continued)
                                                                                                                    Pro Forma
                                                   Pro Forma                                                         Unrealized
Swap Counterparty &                              Notional Amount       Interest              Termination            Appreciation/
Referenced Obligation                               (000)                Rate                   Date              (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Sale Contracts (continued):
Lehman Brothers
   Avalon Bay Communities, Inc.
   Series H, Preferred Stock CIT Group,
   Inc. Series A, Preferred Stock Duke
   Energy Corp., Series C, Preferred
   Stock Merrill Lynch & Co., Inc.
   Series 1, Preferred Stock MetLife,
   Inc., Series B, Preferred Stock Royal
   Bank of Scotland Group PLC Series M,
   Preferred Stock Washington Mutual, Inc.
   Series A                                        $10,000              1.58%                  9/20/07                 $65,140
Merrill Lynch Union Pacific Corp.                    6,000              0.53                  12/20/10                 (16,531)
Morgan Stanley
(Republic of Brazil
10.125% 5/15/27)                                    2,000               17.75                  2/13/08                 349,831


FORWARD CURRENCY EXCHANGE CONTRACTS
                                                                                                                      Pro-Forma
                                                 Pro-Forma                                                          Unrealized
                                              Contract Amount     U.S. $ Value on        U.S. $ Value at            Appreciation/
                                                   (000)         Origination Date         April 30, 2007            Depreciation
------------------------------------------------------------------------------------------------------------------------------------
Buy Contracts:
Polish Zloty
    settling 6/13/07                                6,453             $2,268,564             $2,329,108                $60,544

Sale Contracts:
Mexican Nuevo Peso
    settling 5/31/07                                49,215            4,427,011               4,485,622               (58,611)
Mexican Nuevo Peso
    settling 6/28/07                                54,973            4,989,162               5,002,871               (13,709)
Mexican Nuevo Peso
    settling 6/28/07                                24,120            2,200,000               2,195,023                 4,977
Polish Zloty
    settling 6/13/07                                6,446             2,304,064               2,326,468               (22,404)
South Korean Won
    settling 6/25/07                             1,288,597           1,391,723               1,385,767                 5,956
INTEREST RATE SWAP CONTRACT


                                                                                   Rate Type
                                 Pro Forma                           --------------------------------------       Pro Forma
                               Notional Amount      Termination       Payments made       Payments received       Unrealized
Swap Counterparty                  (000)              Date           by the Portfolio     by the Portfolio        Appreciation
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase                   $22,000            8/04/36         3 Month LIBOR+            5.643%               $839,810


+LIBOR (London Interbank Offered Rate)

REVERSE REPURCHASE AGREEMENTS

                                            Interest                                       Pro Forma
Broker                                        Rate                  Maturity                Amount
------------------------------------------------------------------------------------------------------
ABN Amro Securities, Inc.                    5.05%                 12/31/07               $7,580,439
ABN Amro Securities, Inc.                     5.10                 12/31/07                5,620,159
UBS AG London                                 0.75                 12/31/07                7,833,805
UBS AG London                                 4.75                 12/31/07                3,390,938
UBS AG London                                 5.25                 12/31/07                2,974,684
                                                                                    ------------------
                                                                                          $27,400,025
                                                                                    ------------------



(a) Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $363,930,788.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate market value of these securities amounted to $189,063,956 or 19.0% of net assets.

(d)  Represents entire or partial securities out on loan.

(c)  Variable rate coupon, rate shown as of April 30, 2007.

(e)  Floating Rate Security. Stated interest rate was in effect at April 30,
     2007.

(f) Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $27,864,707.

(g)  Pay-In-Kind Payments (PIK).

(h)  Non-income producing security.

(i)  Investment in affiliated money market mutual fund.

Currency Abbreviations:

BRL - Brazilian Real
COP - Colombian Peso
CRC - Costa Rican Colon
HUF - Hungarian Forint
MXN - Mexican Peso
PEN - Peruvian New Sol
RUB - Russia Ruble
TRY - New Turkish Lira
UYU - Uruguayan Peso

See notes to Pro Forma AllianceBernstein Emerging Market Debt Fund financial statements.


PORTFOLIO OF INVESTMENTS
PRO FORMA ALLIANCEBERNSTEIN                                                              AllianceBernstein Emerging Market Debt Fund
EMERGING MARKET DEBT FUND                                                                          AllianceBernstein High Yield Fund
April 30, 2007 (unaudited)                                                                     AllianceBernstein Corporate Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging        AllianceBernstein  AllianceBernstein          Emerging
                                        Debt Fund         Market               High           Corporate                  Market
                                     Principal Amount   Debt Fund           Yield Fund        Bond Fund     Adjust-    Debt Fund
                                          (000)       (U.S. $ Value)       (U.S. $ Value)   (U.S. $ Value)   ments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATES-58.9%
Bermuda-0.5%
Digicel Ltd.
   9.25%, 9/01/12 (a)(b)           US$    2,341          $ 1,428,000      $   1,059,312   $        -0-     $    -0-     $ 2,487,312
Intelsat Bermuda, Ltd.
   8.625%, 1/15/15 (a)                      672                  -0-            718,200            -0-          -0-         718,200
   11.25%, 6/15/16 (a)(b)                 1,514                  -0-          1,727,853            -0-          -0-       1,727,853
NCL Corp.
   10.625%, 7/15/14 (a)                     688                  -0-            684,560            -0-          -0-         684,560
                                                       -------------      -------------   ------------      ---------   -----------
                                                           1,428,000          4,189,925            -0-          -0-       5,617,925
                                                       -------------      -------------   ------------      ---------   -----------
Brazil-0.1%
Banco BMG SA
   9.15%, 1/15/16 (a)(b)                  1,300            1,404,000                -0-            -0-          -0-       1,404,000
                                                       -------------      -------------   ------------      ---------   -----------

Canada-1.8%
Alcan, Inc.
   5.20%, 1/15/14                         3,500                  -0-                -0-      3,444,273          -0-       3,444,273
Bombardier, Inc.
   8.00%, 11/15/14 (a)(b)                 1,060                  -0-          1,093,125            -0-          -0-       1,093,125
Inco Ltd.
   5.70%, 10/15/15                        7,995                  -0-                -0-      7,968,249          -0-       7,968,249
Ispat Inland ULC
   9.75%, 4/01/14 (a)                       789                  -0-            878,668            -0-          -0-         878,668
Quebecor Media, Inc.
   7.75%, 3/15/16 (a)                     1,460                  -0-          1,533,000            -0-          -0-       1,533,000
Rogers Cable, Inc.
   6.75%, 3/15/15 (a)                     1,028                  -0-          1,081,970            -0-          -0-       1,081,970
   7.875%, 5/01/12                        1,500                  -0-                -0-      1,644,375          -0-       1,644,375
Rogers Wireless, Inc.
   7.25%, 12/15/12 (a)                      739                  -0-            796,273            -0-          -0-         796,273
   7.50%, 3/15/15 (a)                     1,248                  -0-          1,366,560            -0-          -0-       1,366,560
Shaw Communications, Inc.
   7.20%, 12/15/11                          655                  -0-                -0-        690,206          -0-         690,206
   7.25%, 4/06/11                         1,235                  -0-                -0-      1,298,294          -0-       1,298,294
                                                       -------------      -------------   ------------      ---------   -----------
                                                                 -0-          6,749,596     15,045,397          -0-      21,794,993
                                                       -------------      -------------   ------------      ---------   -----------
Cayman Islands-1.7%
C&M Finance Ltd.
   8.10%, 2/01/16 (a)(b)                    530              562,463                -0-            -0-          -0-         562,463
Mizuho Financial Group Cayman Ltd.
   8.375%, 4/27/09                        9,100                  -0-                -0-      9,595,040          -0-       9,595,040
MUFG Capital Finance 1 Ltd.
   6.346%, 7/25/16 (c)                    2,400                  -0-                -0-      2,451,214          -0-       2,451,214
Resona Preferred Global Securities
   7.191%, 7/30/15 (b)(c)                 5,000                  -0-                -0-      5,285,405          -0-       5,285,405
Seagate Technology HDD Holdings
   6.375%, 10/01/11 (a)                   1,205                  -0-          1,200,481            -0-          -0-       1,200,481
Vale Overseas Ltd.
   6.875%, 11/21/36 (a)                   1,115            1,182,678                -0-            -0-          -0-       1,182,678
                                                       -------------      -------------   ------------      ---------   -----------
                                                           1,745,141          1,200,481     17,331,659          -0-      20,277,281
                                                       -------------      -------------   ------------      ---------   -----------
China-0.1%
Chaoda Modern Agriculture
   7.75%, 2/08/10 (a)(b)                  1,523            1,553,460                -0-            -0-          -0-       1,553,460
                                                       -------------      -------------   ------------      ---------   -----------
France-0.3%
Compagnie Generale de Geophysique-Veritas
   7.50%, 5/15/15 (a)                       380                  -0-            399,000            -0-          -0-         399,000
   7.75%, 5/15/17 (a)                        70                  -0-             74,025            -0-          -0-          74,025
Lafarge SA
   7.125%, 7/15/36                        2,500                  -0-                -0-      2,732,930          -0-       2,732,930
Rhodia SA
   8.875%, 6/01/11 (a)                      669                  -0-            699,105            -0-          -0-         699,105
                                                       -------------      -------------   ------------      ---------   -----------
                                                                 -0-          1,172,130      2,732,930          -0-       3,905,060
                                                       -------------      -------------   ------------      ---------   -----------

Germany-0.2%
Citigroup (JSC Severstal)
   9.25%, 4/19/14 (a)(b)                  1,928              894,402          1,234,496            -0-          -0-       2,128,898
Tyumen Oil Co.
   11.00%, 11/06/07 (a)(b)                  280              286,440                -0-            -0-          -0-         286,440
                                                       -------------      -------------   ------------      ---------   -----------
                                                           1,180,842          1,234,496            -0-          -0-       2,415,338
                                                       -------------      -------------   ------------      ---------   -----------
Hong Kong-0.1%
Noble Group Ltd.
   6.625%, 3/17/15 (a)(b)                 1,768            1,689,163                -0-            -0-          -0-       1,689,163




------------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging       AllianceBernstein  AllianceBernstein           Emerging
                                        Debt Fund         Market              High           Corporate                   Market
                                     Principal Amount   Debt Fund          Yield Fund        Bond Fund     Adjust-     Debt Fund
                                          (000)       (U.S. $ Value)      (U.S. $ Value)   (U.S. $ Value)   ments    (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Indonesia-0.0%
Deutsche Bank AG/London
   11.00%, 10/15/14 (a)            US$       540          $ 529,848      $        -0-     $     -0-        $    -0-       $ 529,848
                                                       -------------      -------------   ------------      ---------   -----------

Ireland-0.5%
BOI Capital Funding Number 2
   5.571%, 2/01/16 (b)(c)                  1,425                -0-               -0-     1,402,791             -0-       1,402,791
Elan Finance PLC/Elan Finance Corp.
   7.75%, 11/15/11 (a)                     1,610                -0-         1,601,950            -0-            -0-       1,601,950
Gazprombank
   6.50%, 9/23/15 (a)                        750            755,625               -0-            -0-            -0-         755,625
Red Arrow Intl Leasing PLC
   8.375%, 3/31/12 (a)             RUB    43,752          1,762,346               -0-            -0-            -0-       1,762,346
                                                       -------------      -------------   ------------      ---------   -----------
                                                          2,517,971        1,601,950      1,402,791             -0-       5,522,712
                                                       -------------      -------------   ------------      ---------   -----------
Japan-0.2%
ORIX Corp.
   5.48%, 11/22/11                 US$     3,000                 -0-               -0-    3,017,157             -0-       3,017,157
                                                       -------------      -------------   ------------      ---------   -----------

Kazakhstan-0.6%
Tengizchevroil Finance Co.
   6.124%, 11/15/14 (a)(b)                 7,002            784,049               -0-     6,191,694             -0-       6,975,743
                                                       -------------      -------------   ------------      ---------   -----------

Liberia-0.1%
Royal Caribbean Cruises Ltd.
   8.75%, 2/02/11 (a)                        739                -0-           811,268            -0-            -0-         811,268
                                                       -------------      -------------   ------------      ---------   -----------

Luxembourg-2.2%
Evraz Group SA
   8.25%, 11/10/15 (a)(b)                  2,534          1,734,682           892,250            -0-            -0-       2,626,932
Gazprom
   6.51%, 3/07/22 (a)(b)                   1,770          1,820,888               -0-            -0-            -0-       1,820,888
Gazstream SA
   5.625%, 7/22/13 (a)(b)                    639            638,924               -0-            -0-            -0-         638,924
Mobile Telesystems Finance SA
   8.00%, 1/28/12 (a)(b)                   1,173                -0-         1,243,380            -0-            -0-       1,243,380
   9.75%, 1/30/08 (a)(b)                   1,250          1,283,125               -0-            -0-            -0-       1,283,125
Nell AF S.a.r.l.
   8.375%, 8/15/15 (a)(b)                    774                -0-           804,960            -0-            -0-         804,960
Russian Standard Finance
   7.50%, 10/07/10 (a)(b)                  2,587          1,244,358               -0-     1,284,435             -0-       2,528,793
Telecom Italia Capital, SA
   4.00%, 1/15/10                          5,000                -0-               -0-     4,848,640             -0-       4,848,640
Tyco International Group, SA
   6.00%, 11/15/13                         9,550                -0-               -0-    10,034,557             -0-      10,034,557
                                                       -------------      -------------   ------------      ---------   -----------
                                                          6,721,977         2,940,590    16,167,632             -0-      25,830,199
                                                       -------------      -------------   ------------      ---------   -----------

Malaysia-0.2%
Petronas Capital Ltd.
   7.00%, 5/22/12 (a)(b)                   2,322          2,518,882               -0-            -0-            -0-       2,518,882
                                                       -------------      -------------   ------------      ---------   -----------

Mexico-0.1%
Monterrey Power SA de CV
   9.625%, 11/15/09 (a)(b)                   587            646,108               -0-            -0-            -0-         646,108
                                                       -------------      -------------   ------------      ---------   -----------

Netherlands-0.4%
ALB Finance BV
   9.25%, 9/25/13 (a)(b)                   1,136          1,110,326               -0-            -0-            -0-       1,110,326
Kazkommerts International BV
   8.50%, 4/16/13 (a)(b)                   1,150          1,216,125               -0-            -0-            -0-       1,216,125
Mobifon Holdings BV
   12.50%, 7/31/10 (a)                     1,120                -0-         1,208,200            -0-            -0-       1,208,200
NXP BV/NXP Funding LLC
   8.105%, 10/15/13 (a)(b)(d)                470                -0-           485,275            -0-            -0-         485,275
   9.50%, 10/15/15 (a)(b)                    215                -0-           225,750            -0-            -0-         225,750
TuranAlem Finance BV
   10.00%, 5/29/07 (a)(b)                  1,000          1,002,570               -0-            -0-            -0-       1,002,570
                                                       -------------      -------------   ------------      ---------   -----------
                                                          3,329,021         1,919,225            -0-            -0-       5,248,246
                                                       -------------      -------------   ------------      ---------   -----------
Panama-0.1%
MMG Fiduciary (AES El Salvador)
   6.75%, 2/01/16 (a)(b)                   1,200          1,209,276               -0-            -0-            -0-       1,209,276
                                                       -------------      -------------   ------------      ---------   -----------
Peru-0.1%
IIRSA Norte Finance Ltd.
   8.75%, 5/30/24 (a)(b)                     806            949,808               -0-            -0-            -0-         949,808
                                                       -------------      -------------   ------------      ---------   -----------

Russia-1.1%
Alfa Bond Issuance PLC
   8.625%, 12/09/15 (a)                      900            908,100               -0-            -0-            -0-         908,100




------------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging       AllianceBernstein  AllianceBernstein           Emerging
                                        Debt Fund         Market              High           Corporate                   Market
                                     Principal Amount   Debt Fund          Yield Fund        Bond Fund     Adjust-     Debt Fund
                                          (000)       (U.S. $ Value)      (U.S. $ Value)   (U.S. $ Value)   ments    (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Gallery Capital SA
   10.125%, 5/15/13 (a)(b)         US$       960          $ 941,270      $        -0-     $        -0-     $    -0-       $ 941,270
Gazprom OAO
   9.625%, 3/01/13 (a)(b)                  7,170          8,554,312               -0-              -0-          -0-       8,554,312
Mobile Telesystems Finance
   9.75%, 1/30/08 (a)(b)                     250            256,650               -0-              -0-          -0-         256,650
TNK-BP Finance SA
   7.50%, 7/18/16 (a)(b)                   2,308          2,443,516               -0-              -0-          -0-       2,443,516
                                                       -------------      -------------   ------------      ---------   -----------
                                                         13,103,848               -0-              -0-          -0-      13,103,848
                                                       -------------      -------------   ------------      ---------   -----------
Singapore-0.1%
Avago Technologies Finance
   10.125%, 12/01/13 (a)                     470                -0-           513,475              -0-          -0-         513,475
Flextronics International Ltd.
   6.50%, 5/15/13 (a)                        736                -0-           729,560              -0-          -0-         729,560
                                                       -------------      -------------   ------------      ---------   -----------
                                                                -0-         1,243,035              -0-          -0-       1,243,035
                                                       -------------      -------------   ------------      ---------   -----------
South Africa-0.1%
Foodcorp Ltd.
   8.875%, 6/15/12 (a)(b)          EUR       463                -0-           672,901              -0-          -0-         672,901
                                                       -------------      -------------   ------------      ---------   -----------

Ukraine-0.1%
Kyivstar
   10.375%, 8/17/09 (b)            US$     1,142            326,483           904,022              -0-          -0-       1,230,505


United Kingdom-1.3%
BSKYB Finance UK PLC
   6.50%, 10/15/35 (b)                     4,000                -0-               -0-        4,008,080          -0-       4,008,080
HBOS PLC
   6.413%, 9/29/49 (b)(c)                  5,000                -0-               -0-        4,909,340          -0-       4,909,340
Ineos Group Holdings PLC
   8.50%, 2/15/16 (a)(b)                     855                -0-           827,213              -0-          -0-         827,213
Inmarsat Finance PLC
   7.625%, 6/30/12 (a)                     1,029                -0-         1,075,305              -0-          -0-       1,075,305
   10.375%, 11/15/12 (a)(e)                  676                -0-           642,200              -0-          -0-         642,200
Vodafone Group PLC
   7.875%, 2/15/30                         3,800                -0-               -0-        4,469,792          -0-       4,469,792
                                                       -------------      -------------   ------------      ---------   -----------
                                                                -0-         2,544,718       13,387,212          -0-      15,931,930
                                                       -------------      -------------   ------------      ---------   -----------
United States-46.9%
The AES Corp.
   7.75%, 3/01/14 (a)                      1,520                -0-         1,607,400              -0-          -0-       1,607,400
   9.00%, 5/15/15 (a)(b)                     399                -0-           426,930              -0-          -0-         426,930
AFC Capital Trust I
   Series B
   8.207%, 2/03/27                         5,000                -0-               -0-       5,210,600           -0-       5,210,600
AK Steel Corp.
   7.875%, 2/15/09 (a)                       428                -0-           428,000              -0-          -0-         428,000
Alion Science and Technology Corp.
   10.25%, 2/01/15 (a)(b)                    115                -0-           121,038              -0-          -0-         121,038
Allbritton Communications Co.
   7.75%, 12/15/12 (a)                       742                -0-           762,405              -0-          -0-         762,405
Allegheny Energy Supply
   7.80%, 3/15/11 (a)                        735                -0-           777,262              -0-          -0-         777,262
   8.25%, 4/15/12 (a)(b)                   1,040                -0-         1,128,400              -0-          -0-       1,128,400
Allied Waste North America, Inc.
   6.375%, 4/15/11 (a)                       977                -0-           979,442              -0-          -0-         979,442
   6.875%, 6/01/17 (a)                       225                -0-           228,094              -0-          -0-         228,094
   Series B
   7.125%, 5/15/16 (a)                       799                -0-           818,975              -0-          -0-         818,975
   7.375%, 4/15/14 (a)                       345                -0-           350,175              -0-          -0-         350,175
Altria Group, Inc.
   7.75%, 1/15/27 (f)                      5,000                -0-               -0-       5,982,125           -0-       5,982,125
AMBAC Financial Group, Inc.
   6.15%, 2/15/37 (c)                      1,000                -0-               -0-         958,608           -0-         958,608
American Tower Corp.
   7.125%, 10/15/12 (a)                    1,483                -0-         1,538,612              -0-          -0-       1,538,612
Amkor Technology, Inc.
   9.25%, 6/01/16 (a)                        925                -0-           980,500              -0-          -0-         980,500
AMR Corp.
   9.00%, 8/01/12 (a)                        664                -0-           697,200              -0-          -0-         697,200
Aquila, Inc.
   14.875%, 7/01/12 (a)                      629                -0-           819,272              -0-          -0-         819,272
Aramark Corp.
   8.50%, 2/01/15 (a)(b)                   1,055                -0-         1,103,794              -0-          -0-       1,103,794
Arch Western Finance LLC
   6.75%, 7/01/13 (a)                        450                -0-           446,625              -0-          -0-         446,625
Associated Materials, Inc.
   11.25%, 3/01/14 (a)(e)                  1,195                -0-           896,250              -0-          -0-         896,250
Avis Budget Car Rental
   7.75%, 5/15/16 (a)(b)                     720                -0-           736,200              -0-          -0-         736,200



-----------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging        AllianceBernstein  AllianceBernstein          Emerging
                                        Debt Fund         Market               High           Corporate                  Market
                                     Principal Amount   Debt Fund           Yield Fund        Bond Fund     Adjust-    Debt Fund
                                          (000)       (U.S. $ Value)       (U.S. $ Value)   (U.S. $ Value)   ments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp.
   8.875%, 9/15/14 (a)             US$        755      $        -0-      $ 777,650        $        -0-     $    -0-       $ 777,650
The Bon-Ton Dept Stores, Inc.
   10.25%, 3/15/14 (a)                        645               -0-        698,213                 -0-          -0-         698,213
Boston Scientific Corp.
   5.45%, 6/15/14                           1,505               -0-            -0-           1,442,594          -0-       1,442,594
   6.00%, 6/15/11                           3,000               -0-            -0-           3,030,198          -0-       3,030,198
   6.40%, 6/15/16                           1,495               -0-            -0-           1,491,807          -0-       1,491,807
Broder Brothers Co.
   Series B
   11.25%, 10/15/10 (a)                       405               -0-        412,087                 -0-          -0-         412,087
Burlington Coat Factory Warehouse Corp.
   11.125%, 4/15/14 (a)                       280               -0-        298,200                 -0-          -0-         298,200
CA, Inc.
   4.75%, 12/01/09 (a)(b)                     560               -0-        550,286                 -0-          -0-         550,286
CA Preferred Funding Trust
   7.00%, 1/30/49                           9,000               -0-            -0-           9,167,400          -0-       9,167,400
Cablevision Systems Corp.
   Series B
   8.00%, 4/15/12 (a)                       1,193               -0-      1,222,825                 -0-          -0-       1,222,825
Cadbury Schweppes US Finance LLC
   5.125%, 10/01/13 (a)(b)                    535               -0-        521,409                 -0-          -0-         521,409
Case New Holland, Inc.
   7.125%, 3/01/14 (a)                      1,345               -0-      1,412,250                 -0-          -0-       1,412,250
   9.25%, 8/01/11 (a)                         632               -0-        664,390                 -0-          -0-         664,390
CCH I Holdings LLC
   11.75%, 5/15/14 (a)                      3,286               -0-      3,269,570                 -0-          -0-       3,269,570
Chesapeake Energy Corp.
   7.50%, 9/15/13 (a)                         410               -0-        428,450                 -0-          -0-         428,450
   7.75%, 1/15/15 (a)                       1,251               -0-      1,307,295                 -0-          -0-       1,307,295
Citizens Communications Co.
   6.25%, 1/15/13 (a)                       1,038               -0-      1,038,000                 -0-          -0-       1,038,000
Clear Channel Communications, Inc.
   5.50%, 9/15/14 (a)                       1,224               -0-      1,085,328                 -0-          -0-       1,085,328
   5.75%, 1/15/13 (a)                       3,301               -0-        745,608           2,327,117          -0-       3,072,725
CMS Energy Corp.
   8.50%, 4/15/11 (a)                         485               -0-        529,256                 -0-          -0-         529,256
Comcast Cable Communications Holdings, Inc.
   9.455%, 11/15/22 (f)                    15,420               -0-            -0-          20,334,693          -0-      20,334,693
Complete Production Services, Inc.
   8.00%, 12/15/16 (a)(b)                     390               -0-        403,163                 -0-          -0-         403,163
Concentra Operating Corp.
   9.125%, 6/01/12 (a)                        566               -0-        604,205                 -0-          -0-         604,205
Constellation Energy Group, Inc.
   7.60%, 4/01/32                           3,700               -0-            -0-           4,262,259          -0-       4,262,259
Continental Airlines, Inc.
   8.75%, 12/01/11 (a)                        715               -0-        706,063                 -0-          -0-         706,063
   Series RJO3
   7.875%, 7/02/18 (a)                        229               -0-        238,386                 -0-          -0-         238,386
Couche-Tard, Inc.
   7.50%, 12/15/13 (a)                        729               -0-        752,692                 -0-          -0-         752,692
Covalence Specialty Materials Corp.
   10.25%, 3/01/16 (a)(b)                     370               -0-        378,325                 -0-          -0-         378,325
Coventry Health Care, Inc.
   5.875%, 1/15/12                          1,660               -0-            -0-           1,684,495          -0-       1,684,495
   5.95%, 3/15/17                           1,415               -0-            -0-           1,405,515          -0-       1,405,515
Cricket Communications, Inc.
   9.375%, 11/01/14 (a)(b)                  1,110               -0-      1,184,925                 -0-          -0-       1,184,925
Crown Americas
   7.625%, 11/15/13 (a)                       805               -0-        837,200                 -0-          -0-         837,200
Crum & Forster Holdings Corp.
   7.75%, 5/01/17 (a)(b)                      465               -0-        467,325                 -0-          -0-         467,325
   10.375%, 6/15/13                           465               -0-        512,421                 -0-          -0-         512,421
CSC Holdings, Inc.
   6.75%, 4/15/12 (a)                       1,506               -0-      1,504,118                 -0-          -0-       1,504,118
   7.875%, 2/15/18 (a)                        215               -0-        223,869                 -0-          -0-         223,869
CSX Transportation, Inc.
   9.75%, 6/15/20                           5,200               -0-            -0-           6,879,200          -0-       6,879,200
DaVita, Inc.
   7.25%, 3/15/15 (a)                         731               -0-        747,447                 -0-          -0-         747,447
Dex Media East LLC
   12.125%, 11/15/12 (a)                      570               -0-        621,300                 -0-          -0-         621,300
Dex Media West LLC
   Series B
   8.50%, 8/15/10 (a)                         331               -0-        346,722                 -0-          -0-         346,722
DIRECTV Holdings LLC
   6.375%, 6/15/15 (a)                      6,717               -0-      1,503,425           4,961,687          -0-       6,465,112



-----------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging        AllianceBernstein  AllianceBernstein          Emerging
                                        Debt Fund         Market               High           Corporate                  Market
                                     Principal Amount   Debt Fund           Yield Fund        Bond Fund     Adjust-    Debt Fund
                                          (000)       (U.S. $ Value)       (U.S. $ Value)   (U.S. $ Value)   ments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc.
   Series B
   8.375%, 11/01/11 (a)            US$       396       $        -0-      $ 422,235        $        -0-     $    -0-       $ 422,235
Dobson Communications Corp.
   8.875%, 10/01/13 (a)                      385                -0-        397,031                 -0-          -0-         397,031
DR Horton, Inc.
   6.00%, 4/15/11                          4,256                -0-            -0-           4,235,567          -0-       4,235,567
Dresdner Funding Trust I
   8.151%, 6/30/31 (b)                    10,000                -0-            -0-          12,089,310          -0-      12,089,310
Dynegy Holdings, Inc.
   8.375%, 5/01/16 (a)                     1,430                -0-      1,506,863                 -0-          -0-       1,506,863
Dynegy-Roseton Danskammer
   Series B
   7.67%, 11/08/16 (a)                     1,129                -0-      1,202,385                 -0-          -0-       1,202,385
Duke Capital LLC
   8.00%, 10/01/19                         3,000                -0-            -0-           3,452,967          -0-       3,452,967
E*Trade Financial Corp.
   7.375%, 9/15/13 (a)                       525                -0-        547,969                 -0-          -0-         547,969
   7.875%, 12/01/15 (a)                    1,417                -0-      1,528,589                 -0-          -0-       1,528,589
   8.00%, 6/15/11 (a)                        465                -0-        488,831                 -0-          -0-         488,831
Echostar DBS Corp.
   6.375%, 10/01/11 (a)                      690                -0-        696,900                 -0-          -0-         696,900
   6.625%, 10/01/14 (a)                    1,520                -0-      1,542,800                 -0-          -0-       1,542,800
   7.00%, 10/01/13                         4,300                -0-            -0-           4,466,625          -0-       4,466,625
   7.125%, 2/01/16 (a)                       390                -0-        406,088                 -0-          -0-         406,088
Edison Mission Energy
   7.50%, 6/15/13 (a)                      1,080                -0-      1,123,200                 -0-          -0-       1,123,200
   7.75%, 6/15/16 (a)                        455                -0-        478,888                 -0-          -0-         478,888
El Paso Corp.
   7.375%, 12/15/12 (a)                      735                -0-        789,716                 -0-          -0-         789,716
El Paso Production Holding Co.
   7.75%, 6/01/13 (a)                        940                -0-        989,648                 -0-          -0-         989,648
Electronic Data Systems Corp.
   Series B
   6.50%, 8/01/13                          6,000                -0-            -0-           6,121,488          -0-       6,121,488
Embarq Corp.
   6.738%, 6/01/13                         5,000                -0-            -0-           5,196,635          -0-       5,196,635
Energy Transfer Partners, LP
   5.95%, 2/01/15                          1,500                -0-            -0-           1,525,356          -0-       1,525,356
Enterprise Products Operating LP
   8.375%, 8/01/66 (a)(c)                  1,530                -0-      1,694,232                 -0-          -0-       1,694,232
   Series B
   5.00%, 3/01/15                         10,000                -0-            -0-           9,616,930          -0-       9,616,930
   6.65%, 10/15/34                         3,000                -0-            -0-           3,104,175          -0-       3,104,175
Equistar Chemicals Funding LP
   10.125%, 9/01/08 (a)                      758                -0-        799,690                 -0-          -0-         799,690
   10.625%, 5/01/11 (a)                      649                -0-        684,695                 -0-          -0-         684,695
Farmers Insurance Exchange
   8.625%, 5/01/24 (b)                     3,000                -0-            -0-           3,582,729          -0-       3,582,729
FastenTech, Inc.
   11.50%, 5/01/11 (a)                       460                -0-        488,175                 -0-          -0-         488,175
Federated Department Stores, Inc.
   6.625%, 4/01/11                         2,500                -0-            -0-           2,618,600          -0-       2,618,600
Fisher Scientific International, Inc.
   6.125%, 7/01/15                         3,000                -0-            -0-           3,010,035          -0-       3,010,035
Ford Motor Co.
   7.45%, 7/16/31 (a)                      2,043                -0-      1,616,524                 -0-          -0-       1,616,524
Ford Motor Credit Co.
   4.95%, 1/15/08 (a)                        892                -0-        882,151                 -0-          -0-         882,151
   7.00%, 10/01/13 (a)                     1,265                -0-      1,196,176                 -0-          -0-       1,196,176
   8.11%, 1/13/12 (a)(d)                   1,505                -0-      1,484,401                 -0-          -0-       1,484,401
FPL Group Capital, Inc.
   6.35%, 10/01/66 (c)                     5,000                -0-            -0-           5,077,435          -0-       5,077,435
Freeport-McMoran Copper & Gold, Inc.
   8.375%, 4/01/17 (a)                     1,590                -0-      1,739,063                 -0-          -0-       1,739,063
   10.125%, 2/01/10 (a)                    2,254          1,628,476        739,644                 -0-          -0-       2,368,120
Freescale Semiconductor, Inc.
   8.875%, 12/15/14 (a)(b)                 1,500                -0-      1,501,875                 -0-          -0-       1,501,875
   10.125%, 12/15/16 (a)(b)                  400                -0-        404,000                 -0-          -0-         404,000
General Motors Acceptance Corp.
   6.875%, 9/15/11 (a)                     1,872                -0-      1,878,292                 -0-          -0-       1,878,292
   8.00%, 11/01/31 (a)                       475                -0-        509,834                 -0-          -0-         509,834
General Motors Corp.
   8.25%, 7/15/23 (a)                      2,025                -0-      1,832,625                 -0-          -0-       1,832,625
   8.375%, 7/15/33 (a)                     1,890                -0-      1,708,087                 -0-          -0-       1,708,087
Georgia-Pacific Corp.
   7.00%, 1/15/15 (a)(b)                     440                -0-        442,200                 -0-          -0-         442,200
   7.125%, 1/15/17 (a)(b)                    525                -0-        527,625                 -0-          -0-         527,625



-----------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging        AllianceBernstein  AllianceBernstein          Emerging
                                        Debt Fund         Market               High           Corporate                  Market
                                     Principal Amount   Debt Fund           Yield Fund        Bond Fund     Adjust-    Debt Fund
                                          (000)       (U.S. $ Value)       (U.S. $ Value)   (U.S. $ Value)   ments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holdings, Inc.
   7.875%, 12/15/12 (a)             US$       578      $        -0-      $ 582,335        $        -0-     $    -0-       $ 582,335
The Goodyear Tire & Rubber Co.
   8.625%, 12/01/11 (a)(b)                    265               -0-        286,200                 -0-          -0-         286,200
   9.00%, 7/01/15 (a)                         990               -0-      1,091,475                 -0-          -0-       1,091,475
Greektown Holdings LLC
   10.75%, 12/01/13 (a)(b)                    395               -0-        423,637                 -0-          -0-         423,637
GSC Holdings Corp.
   8.00%, 10/01/12 (a)                      6,185               -0-      1,263,506           5,331,250          -0-       6,594,756
Hanger Orthopedic Group, Inc.
   10.25%, 6/01/14 (a)                        420               -0-        450,450                 -0-          -0-         450,450
Harrahs Operating Co., Inc.
   5.375%, 12/15/13                        10,000               -0-            -0-           8,850,000          -0-       8,850,000
   5.625%, 6/01/15 (a)                      1,930               -0-      1,659,800                 -0-          -0-       1,659,800
   6.50%, 6/01/16 (a)                         860               -0-        767,550                 -0-          -0-         767,550
HCA, Inc.
   6.375%, 1/15/15 (a)                      1,007               -0-        877,349                 -0-          -0-         877,349
   6.50%, 2/15/16 (a)                         795               -0-        692,644                 -0-          -0-         692,644
   6.75%, 7/15/13 (a)                         880               -0-        823,900                 -0-          -0-         823,900
   10.375%, 11/15/16 (a)(b)(g)              1,275               -0-      1,391,344                 -0-          -0-       1,391,344
Hertz Corp.
   8.875%, 1/01/14 (a)                        555               -0-        598,013                 -0-          -0-         598,013
   10.50%, 1/01/16 (a)                        545               -0-        621,300                 -0-          -0-         621,300
Hexion US Finance Corp./
 Hexion Nova Scotia Finance ULC
   9.75%, 11/15/14 (a)(b)                     320               -0-        345,600                 -0-          -0-         345,600
   9.86%, 11/15/14 (a)(b)(d)                  320               -0-        331,200                 -0-          -0-         331,200
Hilcorp Energy I LP/Hilcorp Finance Co.
   7.75%, 11/01/15 (a)(b)                     280               -0-        281,400                 -0-          -0-         281,400
Horizon Lines LLC
   9.00%, 11/01/12 (a)                        341               -0-        358,902                 -0-          -0-         358,902
Host Hotels & Resorts LP
   6.875%, 11/01/14 (a)                       235               -0-        240,581                 -0-          -0-         240,581
Host Marriott LP
   Series Q
   6.75%, 6/01/16 (a)                       1,530               -0-      1,554,863                 -0-          -0-       1,554,863
Humana, Inc.
   6.45%, 6/01/16                           2,200               -0-            -0-           2,280,846          -0-       2,280,846
Huntsman International LLC
   7.875%, 11/15/14 (a)(b)                    535               -0-        559,075                 -0-          -0-         559,075
IASIS Healthcare Corp.
   8.75%, 6/15/14 (a)                         751               -0-        778,224                 -0-          -0-         778,224
Idearc, Inc.
   8.00%, 11/15/16 (a)(b)                     950               -0-        990,375                 -0-          -0-         990,375
ILFC E-Capital Trust II
   6.25%, 12/21/65 (b)(c)                   1,500               -0-            -0-           1,537,025          -0-       1,537,025
Indiantown Cogeneration LP
   Series A-9
   9.26%, 12/15/10                          5,936               -0-            -0-           6,277,686          -0-       6,277,686
Insight Communications Co., Inc.
   12.25%, 2/15/11 (a)                        580               -0-        606,100                 -0-          -0-         606,100
Insight Midwest LP
   9.75%, 10/01/09 (a)                      1,464               -0-        431,906           1,055,884          -0-       1,487,790
International Steel Group, Inc.
   6.50%, 4/15/14                           2,565               -0-            -0-           2,681,605          -0-       2,681,605
Iron Mountain, Inc.
   6.625%, 1/01/16 (a)                        775               -0-        751,750                 -0-          -0-         751,750
iStar Financial, Inc.
   5.375%, 4/15/10                          2,500               -0-            -0-           2,498,127          -0-       2,498,127
ITT Corp.
   7.375%, 11/15/15                         5,035               -0-            -0-           5,196,941          -0-       5,196,941
JC Penney Corp. Inc.
   7.40%, 4/01/37                           4,100               -0-            -0-           4,548,491          -0-       4,548,491
Kansas Gas & Electric
   5.647%, 3/29/21 (f)                      5,000               -0-            -0-           4,882,650          -0-       4,882,650
Keystone Automotive Operations, Inc.
   9.75%, 11/01/13 (a)                        494               -0-        469,300                 -0-          -0-         469,300
The Kroger Co.
   4.95%, 1/15/15                           5,250               -0-            -0-           4,940,497          -0-       4,940,497
   7.50%, 4/01/31                           2,000               -0-            -0-           2,164,088          -0-       2,164,088
L-3 Communications Corp.
   5.875%, 1/15/15 (a)                        667               -0-        649,491                 -0-          -0-         649,491
Lamar Media Corp.
   6.625%, 8/15/15 (a)                        265               -0-        263,012                 -0-          -0-         263,012
Lear Corp.
   Series B
   5.75%, 8/01/14 (a)                         360               -0-        311,400                 -0-          -0-         311,400
   8.50%, 12/01/13 (a)                        225               -0-        221,625                 -0-          -0-         221,625
   8.75%, 12/01/16 (a)                      1,470               -0-      1,431,413                 -0-          -0-       1,431,413


-----------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging        AllianceBernstein  AllianceBernstein          Emerging
                                        Debt Fund         Market               High           Corporate                  Market
                                     Principal Amount   Debt Fund           Yield Fund        Bond Fund     Adjust-    Debt Fund
                                          (000)       (U.S. $ Value)       (U.S. $ Value)   (U.S. $ Value)   ments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Level 3 Financing, Inc.
   9.25%, 11/01/14 (a)(b)           US$     1,425      $        -0-      $ 1,480,219      $        -0-     $    -0-     $ 1,480,219
   12.25%, 3/15/13 (a)                        600               -0-          701,250               -0-          -0-         701,250
Liberty Media Corp.
   5.70%, 5/15/13 (a)                         300               -0-          286,645               -0-          -0-         286,645
   7.875%, 7/15/09 (a)                        237               -0-          248,095               -0-          -0-         248,095
   8.25%, 2/01/30 (a)                         315               -0-          315,771               -0-          -0-         315,771
Liberty Mutual Group, Inc.
   5.75%, 3/15/14 (a)(b)                      660               -0-          659,439               -0-          -0-         659,439
   6.70%, 8/15/16 (b)                       5,000               -0-              -0-         5,234,900          -0-       5,234,900
   7.80%, 3/15/37 (a)(b)                    3,110               -0-          407,090         2,721,555          -0-       3,128,645
Lyondell Chemical Co.
   8.00%, 9/15/14 (a)                         430               -0-          450,425               -0-          -0-         450,425
   8.25%, 9/15/16 (a)                       1,430               -0-        1,530,100               -0-          -0-       1,530,100
MGM Mirage
   6.625%, 7/15/15 (a)                      1,812               -0-        1,757,640               -0-          -0-       1,757,640
   6.75%, 9/01/12                           4,500               -0-              -0-         4,505,625          -0-       4,505,625
   7.625%, 1/15/17 (a)                        320               -0-          326,400               -0-          -0-         326,400
   8.375%, 2/01/11 (a)                      1,261               -0-        1,338,236               -0-          -0-       1,338,236
Mirant Americas Generation LLC
   8.50%, 10/01/21 (a)                        700               -0-          740,250               -0-          -0-         740,250
Mohegan Tribal Gaming Authority
   7.125%, 8/15/14 (a)                        680               -0-          690,200               -0-          -0-         690,200
The Mosaic Co.
   7.625%, 12/01/16 (a)(b)                  1,455               -0-        1,553,213               -0-          -0-       1,553,213
Motorola, Inc.
   6.50%, 9/01/25                           2,035               -0-              -0-         2,010,326          -0-       2,010,326
   7.50%, 5/15/25                             325               -0-              -0-           356,144          -0-         356,144
Mueller Group, Inc.
   10.00%, 5/01/12 (a)                        505               -0-          545,400               -0-          -0-         545,400
News America Holdings, Inc.
   7.75%, 12/01/45                          1,800               -0-              -0-         2,050,574          -0-       2,050,574
News America, Inc.
   6.40%, 12/15/35                          5,000               -0-              -0-         5,038,940          -0-       5,038,940
NewPage Corp.
   10.00%, 5/01/12 (a)                        533               -0-          588,965               -0-          -0-         588,965
Nextel Communications, Inc.
   Series D
   7.375%, 8/01/15 (f)                     10,000               -0-              -0-        10,344,750          -0-      10,344,750
   Series E
   6.875%, 10/31/13                         5,000               -0-              -0-         5,138,395          -0-       5,138,395
Nortel Networks Ltd.
   10.125%, 7/15/13 (a)(b)                    645               -0-          711,113               -0-          -0-         711,113
North Front Pass Through Trust
   5.81%, 12/15/24 (b)(c)                   5,000               -0-              -0-         4,948,215          -0-       4,948,215
NRG Energy, Inc.
   7.25%, 2/01/14 (a)                         250               -0-          258,750               -0-          -0-         258,750
   7.375%, 2/01/16 - 1/15/17 (a)            2,570               -0-        2,665,837               -0-          -0-       2,665,837
Ohio Casualty Corp.
   7.30%, 6/15/14                           6,650               -0-              -0-         7,076,883          -0-       7,076,883
Owens Brockway Glass Container, Inc.
   6.75%, 12/01/14 (a)                        830               -0-          835,188               -0-          -0-         835,188
   8.875%, 2/15/09 (a)                      1,518               -0-        1,548,360               -0-          -0-       1,548,360
Packaging Corp. of America
   5.75%, 8/01/13                           2,825               -0-              -0-         2,799,530          -0-       2,799,530
PanAmSat Corp.
   9.00%, 8/15/14 (a)                         678               -0-          732,240               -0-          -0-         732,240
Peabody Energy Corp.
   Series B
   6.875%, 3/15/13 (a)                      1,550               -0-        1,569,375               -0-          -0-       1,569,375
Penn National Gaming, Inc.
   6.875%, 12/01/11 (a)                       829               -0-          834,181               -0-          -0-         834,181
PetroHawk Energy Corp.
   9.125%, 7/15/13 (a)                        550               -0-          589,188               -0-          -0-         589,188
Potomac Edison Co.
   5.35%, 11/15/14                          3,500               -0-              -0-         3,450,954          -0-       3,450,954
Qwest Capital Funding, Inc.
   7.25%, 2/15/11 (a)                       2,926               -0-        2,995,492               -0-          -0-       2,995,492
Qwest Corp.
   6.875%, 9/15/33 (a)                      1,045               -0-        1,018,875               -0-          -0-       1,018,875
Racers
   Series 06-6
   5.30%, 7/01/08 (a)(b)(d)                 9,935               -0-       10,602,954               -0-          -0-      10,602,954
Rainbow National Services LLC
   8.75%, 9/01/12 (a)(b)                      441               -0-          470,767               -0-          -0-         470,767
   10.375%, 9/01/14 (a)(b)                    411               -0-          462,889               -0-          -0-         462,889
Range Resources Corp.
   7.50%, 5/15/16 (a)                         595               -0-          617,312               -0-          -0-         617,312



-----------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging        AllianceBernstein  AllianceBernstein          Emerging
                                        Debt Fund         Market               High           Corporate                  Market
                                     Principal Amount   Debt Fund           Yield Fund        Bond Fund     Adjust-    Debt Fund
                                          (000)       (U.S. $ Value)       (U.S. $ Value)   (U.S. $ Value)   ments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
RBS Global, Inc. and Rexnord Corp.
   9.50%, 8/01/14 (a)               US$       600      $        -0-      $ 642,000        $        -0-     $    -0-       $ 642,000
   11.75%, 8/01/16 (a)                        330               -0-        366,300                 -0-          -0-         366,300
Reed Elsevier Capital, Inc.
   4.625%, 6/15/12                          5,000               -0-            -0-           4,841,340          -0-       4,841,340
Regency Energy Partners
   8.375%, 12/15/13 (a)(b)                    835               -0-        860,050                 -0-          -0-         860,050
Reliant Energy, Inc.
   9.50%, 7/15/13 (a)                         851               -0-        919,080                 -0-          -0-         919,080
Residential Capital Corp.
   6.375%, 6/30/10                         10,000               -0-            -0-          10,026,740          -0-      10,026,740
Reynolds American, Inc.
   7.25%, 6/01/12 - 6/01/13 (a)             5,035               -0-      2,156,010           3,186,558          -0-       5,342,568
   7.625%, 6/01/16 (a)                      9,820               -0-        897,154           9,846,810          -0-      10,743,964
RH Donnelley Corp.
   Series A-2
   6.875%, 1/15/13 (a)                        681               -0-        675,041                 -0-          -0-         675,041
Rite Aid Corp.
   6.875%, 8/15/13 (a)                        630               -0-        570,150                 -0-          -0-         570,150
   9.25%, 6/01/13 (a)                         450               -0-        457,875                 -0-          -0-         457,875
Riviera Holdings Corp.
   11.00%, 6/15/10 (a)                      1,202               -0-      1,253,085                 -0-          -0-       1,253,085
RR Donnelley & Sons Co.
   4.95%, 4/01/14                           2,400               -0-            -0-           2,221,068          -0-       2,221,068
Rural Cellular Corp.
   9.75%, 1/15/10 (a)                         281               -0-        290,132                 -0-          -0-         290,132
Russell-Stanley Holdings, Inc.
   9.00%, 11/30/08 (h)(i)(j)                  633               -0-         79,305                 -0-          -0-          79,305
Safeway, Inc.
   5.80%, 8/15/12 (f)                       5,000               -0-            -0-           5,078,665          -0-       5,078,665
   7.25%, 2/01/31                           2,000               -0-            -0-           2,134,508          -0-       2,134,508
Sara Lee Corp.
   6.125%, 11/01/32                         1,600               -0-            -0-           1,486,429          -0-       1,486,429
Sbarro, Inc.
   10.375%, 2/01/15 (a)(b)                    180               -0-        188,550                 -0-          -0-         188,550
Select Medical Corp.
   7.625%, 2/01/15 (a)                        643               -0-        578,700                 -0-          -0-         578,700
Sensus Metering Systems, Inc.
   8.625%, 12/15/13 (a)                       580               -0-        591,600                 -0-          -0-         591,600
Serena Software, Inc.
   10.375%, 3/15/16 (a)                       425               -0-        461,656                 -0-          -0-         461,656
Sierra Pacific Resources
   8.625%, 3/15/14 (a)                        535               -0-        575,970                 -0-          -0-         575,970
Sirius Satellite Radio, Inc.
   9.625%, 8/01/13 (a)                        380               -0-        380,000                 -0-          -0-         380,000
Six Flags, Inc.
   9.625%, 6/01/14 (a)                        785               -0-        759,487                 -0-          -0-         759,487
SLM Corp.
   5.125%, 8/27/12 (a)                        405               -0-        378,204                 -0-          -0-         378,204
   5.45%, 4/25/11                           3,000               -0-            -0-           2,889,324          -0-       2,889,324
   Series A
   4.50%, 7/26/10 (a)                         405               -0-        386,282                 -0-          -0-         386,282
Source Gas LLC
   5.90%, 4/01/17 (b)                       3,000               -0-            -0-           3,004,410          -0-       3,004,410
Southern Copper Corp.
   7.50%, 7/27/35 (a)                       3,040         1,263,500            -0-           2,105,833          -0-       3,369,333
Sprint Capital Corp.
   6.875%, 11/15/28                         4,500               -0-            -0-           4,465,404          -0-       4,465,404
Stater Brothers Holdings
   8.125%, 6/15/12 (a)                        336               -0-        346,080                 -0-          -0-         346,080
Sungard Data Systems, Inc.
   9.125%, 8/15/13 (a)                      1,311               -0-      1,406,048                 -0-          -0-       1,406,048
TECO Energy, Inc.
   7.00%, 5/01/12 (f)                       5,000               -0-            -0-           5,325,000          -0-       5,325,000
Teck Cominco, Ltd.
   6.125%, 10/01/35                         5,000               -0-            -0-           4,875,580          -0-       4,875,580
Tenet Healthcare Corp.
   7.375%, 2/01/13 (a)                        725               -0-        681,500                 -0-          -0-         681,500
   9.875%, 7/01/14 (a)                        415               -0-        425,375                 -0-          -0-         425,375
Tenneco, Inc.
   8.625%, 11/15/14 (a)                       355               -0-        377,188                 -0-          -0-         377,188
Tesoro Corp.
   6.25%, 11/01/12 (a)                      2,230               -0-        744,600           1,530,000          -0-       2,274,600
Time Warner, Inc.
   7.70%, 5/01/32                           5,000               -0-            -0-           5,713,340          -0-       5,713,340
Time Warner Telecom Holdings, Inc.
   9.25%, 2/15/14 (a)                         540               -0-        580,500                 -0-          -0-         580,500
Trinity Industries, Inc.
   6.50%, 3/15/14 (a)                       1,240               -0-      1,233,800                 -0-          -0-       1,233,800

-----------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging        AllianceBernstein  AllianceBernstein          Emerging
                                        Debt Fund         Market               High           Corporate                  Market
                                     Principal Amount   Debt Fund           Yield Fund        Bond Fund     Adjust-    Debt Fund
                                          (000)       (U.S. $ Value)       (U.S. $ Value)   (U.S. $ Value)   ments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc.
   8.375%, 7/01/13                  US$     9,473     $       -0-      $        -0-      $ 10,799,305      $    -0-   $ 10,799,305
Turning Stone Resort Casino Enterprise
   9.125%, 12/15/10 (a)(b)                   848              -0-           864,960                -0-          -0-        864,960
TXU Corp.
   Series P
   5.55%, 11/15/14 (a)                     8,141              -0-         1,023,760         6,280,736           -0-      7,304,496
   Series Q
   6.50%, 11/15/24 (a)                     1,023              -0-           885,319                -0-          -0-        885,319
Tyson Foods, Inc.
   6.85%, 4/01/16                          7,000              -0-               -0-         7,297,500           -0-      7,297,500
Union Carbide Corp.
   7.75%, 10/01/96 (f)                     5,000              -0-               -0-         5,176,945           -0-      5,176,945
United Rentals North America, Inc.
   7.00%, 2/15/14 (a)                        225              -0-           229,500                -0-          -0-        229,500
   7.75%, 11/15/13 (a)                     1,205              -0-         1,253,200                -0-          -0-      1,253,200
Universal City Development Partners
   11.75%, 4/01/10 (a)                       727              -0-           772,437                -0-          -0-        772,437
Universal Hospital Services, Inc.
   10.125%, 11/01/11 (a)                     661              -0-           708,160                -0-          -0-        708,160
Univision Communications, Inc.
   7.85%, 7/15/11 (a)                        540              -0-           568,350                -0-          -0-        568,350
USB Realty Corp.
   6.091%, 12/22/49 (b)(c)                 5,000              -0-               -0-         5,050,105           -0-      5,050,105
Ventas Realty LP/Capital Corp.
   6.75%, 4/01/17 (a)                        429              -0-           439,725                -0-          -0-        439,725
Verizon New Jersey, Inc.
   Series A
   5.875%, 1/17/12                         5,000              -0-               -0-         5,104,135           -0-      5,104,135
Verizon New York, Inc.
   Series B
   7.375%, 4/01/32                         4,290              -0-               -0-         4,581,643           -0-      4,581,643
Visant Corp.
   7.625%, 10/01/12 (a)                      577              -0-           590,704                -0-          -0-        590,704
Visteon Corp.
   7.00%, 3/10/14 (a)                        850              -0-           750,125                -0-          -0-        750,125
Washington Mutual Preferred Funding Trust I
   6.534%, 3/29/49 (b)(c)                   2,700              -0-               -0-        2,665,764           -0-      2,665,764
WDAC Subsidiary Corp.
   8.375%, 12/01/14 (a)(b)                    583              -0-           616,522               -0-          -0-        616,522
WellPoint, Inc.
   5.85%, 1/15/36 (f)                       4,400              -0-               -0-        4,251,350           -0-      4,251,350
West Corp.
   9.50%, 10/15/14 (a)(b)                     215              -0-           227,363               -0-          -0-        227,363
Weyerhaeuser Co.
   7.375%, 3/15/32                          4,300              -0-               -0-        4,546,657           -0-      4,546,657
William Lyon Homes, Inc.
   10.75%, 4/01/13 (a)                        564              -0-           555,540               -0-          -0-        555,540
Williams Cos, Inc.
   7.625%, 7/15/19 (a)                      4,030              -0-         2,103,700        2,289,000           -0-      4,392,700
   7.875%, 9/01/21 (a)                        837              -0-           926,977               -0-          -0-        926,977
Windstream Corp.
   8.125%, 8/01/13 (a)(f)                   1,835              -0-           505,610        1,485,365           -0-      1,990,975
   8.625%, 8/01/16 (a)                        398              -0-           436,805               -0-          -0-        436,805
WMG Holdings Corp.
   9.50%, 12/15/14 (a)(e)                   1,695              -0-         1,288,200               -0-          -0-      1,288,200
WR Berkley Corp.
   5.60%, 5/15/15                           7,500              -0-               -0-        7,414,027           -0-      7,414,027
Wynn Las Vegas LLC/Corp.
   6.625%, 12/01/14 (a)                     1,590              -0-         1,593,975               -0-          -0-      1,593,975
Xcel Energy, Inc.
   6.50%, 7/01/36                           3,300              -0-               -0-        3,472,009           -0-      3,472,009
XM Satellite Radio, Inc.
   9.75%, 5/01/14 (a)                         465              -0-           466,163               -0-          -0-        466,163
ZFS Finance USA Trust I
   6.15%, 12/15/65 (b)(c)                   7,000              -0-               -0-        7,143,206           -0-      7,143,206

                                                         2,891,976       170,795,805      387,446,787           -0-    561,134,568

Total Corporates
   (cost $700,311,916)                                  44,529,853       197,980,142      462,723,259           -0-    705,233,254


SOVEREIGNS-28.8%
Argentina-1.7%
Republic of Argentina
   5.475%, 8/03/12 (a)(d)                  12,168       11,623,959               -0-               -0-          -0-     11,623,959
   8.28%, 12/31/33 (k)                      7,506        8,088,115               -0-               -0-          -0-      8,088,115
   Series V
   7.00%, 3/28/11 (a)                       1,120        1,118,258               -0-               -0-          -0-      1,118,258

                                                        20,830,332               -0-               -0-          -0-     20,830,332


-----------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging        AllianceBernstein  AllianceBernstein          Emerging
                                        Debt Fund         Market               High           Corporate                  Market
                                     Principal Amount   Debt Fund           Yield Fund        Bond Fund     Adjust-    Debt Fund
                                          (000)       (U.S. $ Value)       (U.S. $ Value)   (U.S. $ Value)   ments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Brazil-5.7%
Republic of Brazil
   6.00%, 1/17/17 (a)              US$     12,256     $ 12,501,120    $        -0-       $        -0-      $    -0-    $ 12,501,120
   7.125%, 1/20/37 (a)             BRL     10,658       12,054,198             -0-                -0-           -0-      12,054,198
   8.00%, 1/15/18 (a)                       3,173        3,601,355             -0-                -0-           -0-       3,601,355
   8.25%, 1/20/34 (a)                      10,711       13,768,991             -0-                -0-           -0-      13,768,991
   8.875%, 10/14/19 - 4/15/24 (a)           5,280        6,821,977             -0-                -0-           -0-       6,821,977
   10.25%, 1/10/28 (a)                        654          349,211             -0-                -0-           -0-         349,211
   11.00%, 8/17/40 (a)             US$      1,917        2,600,410             -0-                -0-           -0-       2,600,410
   12.50%, 1/05/16 - 1/05/22 (a)   BRL     28,084       16,535,293             -0-                -0-           -0-      16,535,293
                                                      -------------    -------------      -----------      ----------  ------------
                                                        68,232,555             -0-                -0-           -0-      68,232,555
                                                      -------------    -------------      -----------      ----------  ------------
Bulgaria-0.1%
Republic of Bulgaria
   8.25%, 1/15/15 (b)              US$      1,124        1,333,626             -0-                -0-           -0-       1,333,626
                                                      -------------    -------------      -----------      ----------  ------------

Colombia-1.2%
Republic of Colombia
   7.375%, 9/18/37 (a)                      3,626        4,053,868             -0-                -0-           -0-       4,053,868
   10.75%, 1/15/13 (a)                        795          986,993             -0-                -0-           -0-         986,993
   11.75%, 3/01/10 (a)             COP  3,761,000        1,897,417             -0-                -0-           -0-       1,897,417
   11.75%, 2/25/20 (k)             US$      3,754        5,593,460             -0-                -0-           -0-       5,593,460
   12.00%, 10/22/15 (a)            COP  3,725,000        2,046,489             -0-                -0-           -0-       2,046,489
                                                      -------------    -------------      -----------      ----------  ------------
                                                        14,578,227             -0-                -0-           -0-      14,578,227
                                                      -------------    -------------      -----------      ----------  ------------
Costa Rica-0.2%
Costa Rican Colon Structured Note
   Zero Coupon, 1/10/08 (a)        CRC      1,146        1,093,017             -0-                -0-           -0-       1,093,017
Republic of Costa Rica
   8.11%, 2/01/12 (a)(b)           US$        673          736,935             -0-                -0-           -0-         736,935
                                                      -------------    -------------      -----------      ----------  ------------
                                                         1,829,952             -0-                -0-           -0-       1,829,952
                                                      -------------    -------------      -----------      ----------  ------------
Dominican Republic-0.3%
Dominican Republic
   Zero Coupon, 6/11/07 (a)                  1700        1,697,960             -0-                -0-           -0-       1,697,960
   Zero Coupon, 10/08/07 (a)                  488          483,463             -0-                -0-           -0-         483,463
   8.625%, 4/20/27 (b)(d)                   1,223        1,423,572             -0-                -0-           -0-       1,423,572
                                                      -------------    -------------      -----------      ----------  ------------
                                                         3,604,995             -0-                -0-           -0-       3,604,995
                                                      -------------    -------------      -----------      ----------  ------------
El Salvador-0.3%
Republic of El Salvador
   7.625%, 9/21/34 (a)(b)                     872        1,010,212             -0-                -0-           -0-       1,010,212
   7.65%, 6/15/35 (a)(b)                      776          898,220             -0-                -0-           -0-         898,220
   8.50%, 7/25/11 (a)(b)                    1,000        1,106,000             -0-                -0-           -0-       1,106,000
                                                      -------------    -------------      -----------      ----------  ------------
                                                         3,014,432             -0-                -0-           -0-       3,014,432
                                                      -------------    -------------      -----------      ----------  ------------
Hungary-0.1%
Republic of Hungary
   6.75%, 4/12/10 (a)              HUF    180,080          985,905             -0-                -0-           -0-         985,905
                                                      -------------    -------------      -----------      ----------  ------------

Indonesia-0.9%
Indonesia - Recap Linked Note
   11.00%, 10/15/14 (a)            US$      1,003        1,080,231             -0-                -0-           -0-       1,080,231
   12.90%, 3/15/16 (a)                      1,930        2,330,475             -0-                -0-           -0-       2,330,475
Republic of Indonesia
   6.625%, 2/17/37 (a)(b)                   1,410        1,395,900             -0-                -0-           -0-       1,395,900
   6.75%, 3/10/14 (a)(b)                      645          674,025             -0-                -0-           -0-         674,025
   6.875%, 3/09/17 (a)(b)                   1,587        1,682,220             -0-                -0-           -0-       1,682,220
   7.50%, 1/15/16 (a)(b)                    1,000        1,101,500             -0-                -0-           -0-       1,101,500
   8.50%, 10/12/35 (a)(b)                   1,645        2,021,237             -0-                -0-           -0-       2,021,237
                                                      -------------    -------------      -----------      ----------  ------------
                                                        10,285,588             -0-                -0-           -0-      10,285,588
                                                      -------------    -------------      -----------      ----------  ------------
Jamaica-0.1%
Government of Jamaica
   9.25%, 10/17/25 (a)                        324          370,980             -0-                -0-           -0-         370,980
   10.625%, 6/20/17 (a)                       835        1,015,778             -0-                -0-           -0-       1,015,778
                                                      -------------    -------------      -----------      ----------  ------------
                                                         1,386,758             -0-                -0-           -0-       1,386,758
                                                      -------------    -------------      -----------      ----------  ------------
Lebanon-0.4%
Lebanese Republic
   7.875%, 5/20/11 (a)(b)                     875          850,937             -0-                -0-           -0-         850,937
   10.125%, 8/06/08 (a)(b)                  3,048        3,101,340             -0-                -0-           -0-       3,101,340
   11.625%, 5/11/16 (a)(b)                    394          454,085             -0-                -0-           -0-         454,085
                                                      -------------    -------------      -----------      ----------  ------------
                                                         4,406,362             -0-                -0-           -0-       4,406,362
                                                      -------------    -------------      -----------      ----------  ------------
Malaysia-0.6%
Malaysia
   7.50%, 7/15/11 (a)                       6,338        6,904,389             -0-                -0-           -0-       6,904,389
                                                      -------------    -------------      -----------      ----------  ------------

Mexico-3.9%
Mexican Bonos
   Series M
   9.00%, 12/22/11 (a)             MXN     78,000        7,492,399             -0-                -0-           -0-       7,492,399
   Series M 20
   10.00%, 12/05/24 (a)                    33,478        3,708,427             -0-                -0-           -0-       3,708,427
   Series MI10
   9.00%, 12/20/12 (a)                     39,037        3,780,022             -0-                -0-           -0-       3,780,022


-----------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging        AllianceBernstein  AllianceBernstein          Emerging
                                        Debt Fund         Market               High           Corporate                  Market
                                     Principal Amount   Debt Fund           Yield Fund        Bond Fund     Adjust-    Debt Fund
                                          (000)       (U.S. $ Value)       (U.S. $ Value)   (U.S. $ Value)   ments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States
   5.625%, 1/15/17 (a)             US$      1,500       $ 1,523,250   $        -0-      $        -0-       $    -0-       1,523,250
   7.50%, 1/14/12 (a)                       1,950         2,136,225            -0-               -0-            -0-       2,136,225
   8.125%, 12/30/19 (k)                     2,495         3,087,562            -0-               -0-            -0-       3,087,562
   11.375%, 9/15/16 (a)                     2,901         4,170,187            -0-               -0-            -0-       4,170,187
   Series A
   6.375%, 1/16/13 (a)                      7,582         8,010,383            -0-               -0-            -0-       8,010,383
   6.75%, 9/27/34 (a)                       1,450         1,616,750            -0-               -0-            -0-       1,616,750
   8.00%, 9/24/22 (a)                       9,362        11,655,690            -0-               -0-            -0-      11,655,690
                                                      -------------    -------------      -----------      ----------  ------------
                                                         47,180,895            -0-               -0-            -0-      47,180,895
                                                      -------------    -------------      -----------      ----------  ------------
Morocco-0.0%
Kingdom of Morocco Loan Participation
   6.219%, 1/02/09 (a)(d)                     499           497,941            -0-               -0-            -0-         497,941
                                                      -------------    -------------      -----------      ----------  ------------

Panama-1.4%
Republic of Panama
   6.70%, 1/26/36 (a)                       1,317         1,394,703            -0-               -0-            -0-       1,394,703
   7.125%, 1/29/26 (a)                      3,560         3,916,000            -0-               -0-            -0-       3,916,000
   7.25%, 3/15/15 (a)                         228           249,660            -0-               -0-            -0-         249,660
   8.875%, 9/30/27 (a)                      2,546         3,277,975            -0-               -0-            -0-       3,277,975
   9.375%, 7/23/12-4/01/29 (a)              5,693         7,368,633            -0-               -0-            -0-       7,368,633
                                                      -------------    -------------      -----------      ----------  ------------
                                                         16,206,971            -0-               -0-            -0-      16,206,971
                                                      -------------    -------------      -----------      ----------  ------------
Peru-1.5%
Peru Bono Soberano
   8.20%, 8/12/26 (a)              PEN      8,270         3,228,766            -0-               -0-            -0-       3,228,766
   Series 7
   8.60%, 8/12/17 (a)                      11,995         4,570,922            -0-               -0-            -0-       4,570,922
Republic of Peru
   7.35%, 7/21/25 (a)              US$      3,839         4,462,838            -0-               -0-            -0-       4,462,838
   8.375%, 5/03/16 (a)                      1,176         1,407,084            -0-               -0-            -0-       1,407,084
   8.75%, 11/21/33 (a)                      2,738         3,675,765            -0-               -0-            -0-       3,675,765
   9.875%, 2/06/15 (a)                         32            40,720            -0-               -0-            -0-          40,720
                                                      -------------    -------------      -----------      ----------  ------------
                                                         17,386,095            -0-               -0-            -0-      17,386,095
                                                      -------------    -------------      -----------      ----------  ------------
Philippines-2.1%
Republic of Philippines
   7.50%, 9/25/24 (a)                       1,300         1,436,500            -0-               -0-            -0-       1,436,500
   7.75%, 1/14/31 (a)                       1,724         1,952,430            -0-               -0-            -0-       1,952,430
   8.00%, 1/15/16 (a)                         282           317,955            -0-               -0-            -0-         317,955
   8.25%, 1/15/14 (a)                       2,758         3,088,960            -0-               -0-            -0-       3,088,960
   8.875%, 3/17/15 (a)                      2,448         2,876,400            -0-               -0-            -0-       2,876,400
   9.50%, 10/21/24 - 2/02/30 (a)            3,488         4,623,460            -0-               -0-            -0-       4,623,460
   9.875%, 1/15/19 (a)                      1,850         2,393,900            -0-               -0-            -0-       2,393,900
   10.625%, 3/16/25 (a)                     6,239         8,906,173            -0-               -0-            -0-       8,906,173
                                                      -------------    -------------      -----------      ----------  ------------
                                                         25,595,778            -0-               -0-            -0-      25,595,778
                                                      -------------    -------------      -----------      ----------  ------------
Russia-3.2%
Russian Federation
   7.50%, 3/31/30 (a)(b)                   19,602        22,247,702            -0-               -0-            -0-      22,247,702
   11.00%, 7/24/18 (a)(b)                   1,615         2,318,333            -0-               -0-            -0-       2,318,333
Russian Ministry of Finance
   Series V
   3.00%, 5/14/08 (a)                      12,299        11,991,525            -0-               -0-            -0-      11,991,525
   Series VII
   3.00%, 5/14/11 (a)                       2,220         2,023,086            -0-               -0-            -0-       2,023,086
                                                      -------------    -------------      -----------      ----------  ------------
                                                         38,580,646            -0-               -0-            -0-      38,580,646
                                                      -------------    -------------      -----------      ----------  ------------
South Africa-0.1%
Republic of South Africa
   7.375%, 4/25/12 (a)                      1,075         1,171,750            -0-               -0-            -0-       1,171,750
                                                      -------------    -------------      -----------      ----------  ------------

Turkey-2.6%
New Turkish Lira Credit Linked Note
   Zero Coupon, 6/28/07 (a)                   232           236,104            -0-               -0-            -0-         236,104
   Zero Coupon, 6/28/07 (a)                   774           857,638            -0-               -0-            -0-         857,638
   Zero Coupon, 6/28/07 (a)                   342           375,875            -0-               -0-            -0-         375,875
Republic of Turkey
   6.875%, 3/17/36 (a)                      7,016         6,796,750            -0-               -0-            -0-       6,796,750
   7.00%, 6/05/20 (a)                       5,700         5,781,966            -0-               -0-            -0-       5,781,966
   7.375%, 2/05/25 (a)                      9,719        10,010,570            -0-               -0-            -0-      10,010,570
   9.50%, 1/15/14 (a)                         641           745,163            -0-               -0-            -0-         745,163
   11.00%, 1/14/13 (a)                        816         1,001,640            -0-               -0-            -0-       1,001,640
Turkey Government Bond
   Zero Coupon, 11/26/08 (a)       TRY      9,933         5,500,458            -0-               -0-            -0-       5,500,458
                                                      -------------    -------------      -----------      ----------  ------------
                                                         31,306,164            -0-               -0-            -0-      31,306,164
                                                      -------------    -------------      -----------      ----------  ------------
Ukraine-0.2%
Government of Ukraine
   6.58%, 11/21/16 (a)(b)          US$      1,368         1,398,780            -0-               -0-            -0-       1,398,780
   7.65%, 6/11/13 (a)(b)                    1,411         1,527,407            -0-               -0-            -0-       1,527,407
                                                      -------------    -------------      -----------      ----------  ------------
                                                          2,926,187            -0-               -0-            -0-       2,926,187


-----------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging        AllianceBernstein  AllianceBernstein          Emerging
                                        Debt Fund         Market               High           Corporate                  Market
                                     Principal Amount   Debt Fund           Yield Fund        Bond Fund     Adjust-    Debt Fund
                                          (000)       (U.S. $ Value)       (U.S. $ Value)   (U.S. $ Value)   ments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Uruguay-0.6%
Republic of Uruguay
   7.625%, 3/21/36 (a)             US$        550    $      617,375    $        -0-      $        -0-      $    -0-   $     617,375
   7.875%, 1/15/33 (a)(g)                   1,371         1,578,220             -0-               -0-           -0-       1,578,220
   8.00%, 11/18/22 (a)                      1,757         2,029,335             -0-               -0-           -0-       2,029,335
   9.25%, 5/17/17 (a)                       2,523         3,125,997             -0-               -0-           -0-       3,125,997
                                                      -------------    -------------      -----------      ----------  ------------
                                                          7,350,927             -0-               -0-           -0-       7,350,927
                                                      -------------    -------------      -----------      ----------  ------------
Venezuela-1.6%
Republic of Venezuela
   5.75%, 2/26/16 (a)                       1,795         1,669,815             -0-               -0-           -0-       1,669,815
   6.00%, 12/09/20 (a)                      1,123         1,022,492             -0-               -0-           -0-       1,022,492
   7.00%, 12/01/18 (b)(k)                   3,904         3,943,040             -0-               -0-           -0-       3,943,040
   7.65%, 4/21/25 (a)                       1,900         1,996,900             -0-               -0-           -0-       1,996,900
   8.50%, 10/08/14 (a)                      1,585         1,753,802             -0-               -0-           -0-       1,753,802
   9.25%, 9/15/27 (k)                       2,868         3,534,810             -0-               -0-           -0-       3,534,810
   10.75%, 9/19/13 (a)                      1,071         1,305,549             -0-               -0-           -0-       1,305,549
   13.625%, 8/15/18 (k)                     2,428         3,617,720             -0-               -0-           -0-       3,617,720
                                                      -------------    -------------      -----------      ----------  ------------
                                                         18,844,128             -0-               -0-           -0-      18,844,128
                                                      -------------    -------------      -----------      ----------  ------------
Total Sovereigns
   (cost $311,413,849)                                  344,440,603             -0-               -0-           -0-     344,440,603
                                                      -------------    -------------      -----------      ----------  ------------

PREFERRED STOCKS-4.4%
Cayman Islands- 2.0%
Centaur Funding Corp.
   9.08% (b)                               20,280               -0-             -0-        23,905,050           -0-      23,905,050
                                                      -------------    -------------      -----------      ----------  ------------

United Kingdom - 0.4%
Royal Bank of Scotland Group PLC
   6.35%                                  200,000               -0-             -0-         5,076,000           -0-       5,076,000
                                                      -------------    -------------      -----------      ----------  ------------

United States - 2.0%
Capital One Capital II
   7.50%                                  130,000               -0-             -0-         3,428,100           -0-       3,428,100
CoBank ACB
   7.00% (b)                              100,000               -0-             -0-         5,154,600           -0-       5,154,600
Federal Home Loan Mortgage Corp.
   5.90%                                  120,000               -0-             -0-         3,078,000           -0-       3,078,000
Morgan Stanley Group, Inc.
   6.06% (d)(f)                           400,000               -0-             -0-        10,480,000           -0-      10,480,000
Santander Finance Preferred SA Unipersonal
   6.80% (b)                               67,000               -0-             -0-         1,725,250           -0-       1,725,250
                                                      -------------    -------------      -----------      ----------  ------------
                                                                -0-             -0-        23,865,950           -0-      23,865,950
                                                      -------------    -------------      -----------      ----------  ------------
Total Preferred Stocks
   (cost $48,400,000)                                           -0-             -0-        52,847,000           -0-      52,847,000
                                                      -------------    -------------      -----------      ----------  ------------

NON-CONVERTIBLE PREFERRED STOCKS-0.1%
United States - 0.1%
ION Media Networks, Inc.                      -0-               -0-           3,174               -0-           -0-           3,174
Sovereign REIT (a)(b)                         501               -0-         744,454               -0-           -0-         744,454
                                                      -------------    -------------      -----------      ----------  ------------
Total Non-Convertible Preferred Stocks
   (cost $475,184)                                              -0-         747,628               -0-           -0-         747,628
                                                      -------------    -------------      -----------      ----------  ------------

MORTGAGE PASS THROUGHS-4.1%
United States-4.1%
Federal National Mortgage Association
   Series 2005
   4.50%, 12/01/35                         42,194               -0-             -0-        39,670,778           -0-      39,670,778
   Series 2007
   5.50%, 3/01/37                           9,966               -0-             -0-         9,855,709           -0-       9,855,709
                                                      -------------    -------------      -----------      ----------  ------------
Total Mortgage Pass Throughs
   (cost $49,257,100)                                           -0-             -0-        49,526,487           -0-      49,526,487
                                                      -------------    -------------      -----------      ----------  ------------

ASSET BACKED SECURITIES-0.8%
 United States- 0.8 %
Chase Issuance Trust
   Series 2005-A7, Class A7
   4.55%, 3/15/13
   (cost $10,037,444)                      10,000               -0-             -0-         9,876,145           -0-       9,876,145
                                                      -------------    -------------      -----------      ----------  ------------

U.S. TREASURIES-0.7%
U.S. Treasury Note - 0.5%
   4.625%, 2/15/17                          6,000               -0-             -0-         5,997,186           -0-       5,997,186
                                                      -------------    -------------      -----------      ----------  ------------
U.S. Treasury Bond - 0.2%
   4.75%, 2/15/37                           2,000               -0-             -0-         1,978,438           -0-       1,978,438
                                                      -------------    -------------      -----------      ----------  ------------
Total U.S. Treasuries
   (cost $8,053,070)                                            -0-             -0-         7,975,624           -0-       7,975,624
                                                      -------------    -------------      -----------      ----------  ------------


-----------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging        AllianceBernstein  AllianceBernstein          Emerging
                                        Debt Fund         Market               High           Corporate                  Market
                                     Principal Amount   Debt Fund           Yield Fund        Bond Fund     Adjust-    Debt Fund
                                          (000)       (U.S. $ Value)       (U.S. $ Value)   (U.S. $ Value)   ments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
INFLATION LINKED SECURITIES-0.2%
Cayman Islands-0.1%
Unibanco Grand Cayman
   8.70%, 2/11/10 (a)  (b)         BRL       3,100     $ 1,495,741     $        -0-     $        -0-    $    -0-       $ 1,495,741
                                                       -------------    ------------     -----------   -----------   -------------
Uruguay-0.1%
Uruguay Government International Bond
   5.00%, 9/14/18 (a)              UYU      21,424       1,018,281              -0-              -0-         -0-         1,018,281
                                                       -------------    ------------     -----------   -----------   -------------
Total Inflation Linked Securities
   (cost $2,312,720)                                     2,514,022              -0-              -0-         -0-         2,514,022
                                                       -------------    ------------     -----------   -----------   -------------

EQUITIES-WARRANTS -0.1%
Central Bank of Nigeria, expiring
   11/15/20 (a)(l)                           2,500         637,500              -0-              -0-         -0-           637,500
                                                       -------------    ------------     -----------   -----------   -------------
Pliant Corp., expiring
   6/01/10 (h)(i)(l)                             1             -0-                2              -0-         -0-                 2
                                                       -------------    ------------     -----------   -----------   -------------
Republic of Venezuela, expiring
   4/15/20 (l)                              48,195             -0-              -0-              -0-         -0-                -0-
                                                       -------------    ------------     -----------   -----------   -------------
Total Equities-Warrants
   (cost $7,317)                                           637,500                2              -0-         -0-           637,502
                                                       -------------    ------------     -----------   -----------   -------------

COMMON STOCK-0.0%
Phase Metrics (h)(l)
   (cost $1,258,040)                       126,418             -0-            1,264              -0-         -0-             1,264
                                                       -------------    ------------     -----------   -----------   -------------


SHORT-TERM INVESTMENTS-2.4%
Investment Companies- 0.9%
AllianceBernstein Fixed-Income
 Shares, Inc. -
 Prime STIF Portfolio (m)          US$  11,381,333             -0-              -0-       11,381,333         -0-        11,381,333
                                                       -------------    ------------     -----------   -----------   -------------

Time Deposits- 1.5%
The Bank of New York
   4.25%, 5/01/07                              580         580,000              -0-              -0-         -0-           580,000
Societe Generale
   5.28%, 5/01/07                           16,900      16,900,000              -0-              -0-         -0-        16,900,000
                                                       -------------    ------------     -----------   -----------   -------------
                                                        17,480,000              -0-              -0-         -0-        17,480,000
                                                       -------------    ------------     -----------   -----------   -------------
Total Short-Term Investments
   (cost $28,861,333)                                   17,480,000              -0-       11,381,333         -0-        28,861,333
                                                       -------------    ------------     -----------   -----------   -------------

Total Investments Before Security Lending Collateral
   (cost $1,160,387,973)                               409,601,978      197,981,408      594,329,848         -0-     1,201,913,234
                                                       -------------    ------------     -----------   -----------   -------------

INVESTMENT OF CASH COLLATERAL
   FOR SECURITIES LOANED-2.8%
Short Terms- 2.8%
UBS Private Money Market Fund, LLC
   (cost $33,070,742)                    33,070,742             -0-              -0-       33,070,742        -0-        33,070,742
                                                       -------------    ------------     -----------   -----------   -------------

Total Investments-103.3%
   (cost $1,193,458,715)                               409,601,978      197,981,408      627,400,590         -0-     1,234,983,976
Other assets less liabilities-(3.3%)                   (15,863,289)       2,110,218      (25,445,794)    40,000        (39,198,865)
                                                       -------------    ------------     -----------   -----------   -------------
Net Assets-100%                                      $ 393,738,689    $ 200,091,626    $ 601,954,796   $ 40,000   $  1,195,785,111
                                                       =============    ============     ===========   ===========   =============



CREDIT DEFAULT SWAP CONTRACTS

                                                                                                                      Pro Forma
                                                    Pro Forma                                                         Unrealized
Swap Counterparty &                              Notional Amount         Interest             Termination            Appreciation/
Referenced Obligation                                 (000)                Rate                   Date              (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Buy Contracts:
Citigroup Global Markets, Inc.
(Republic of Hungary
4.50% 2/06/13)                                     $    900               0.50%                11/26/13              $  (15,647)
JPMorgan Chase
(Republic of Hungary
4.75% 2/03/15)                                        4,220               0.30                 10/20/15                  (9,202)
Lehman Brothers
(Republic of Venezuela
9.25% 9/15/27)                                        3,820               1.26                  4/20/10                 (24,328)
Morgan Stanley Time Warner                            5,000               0.37                  5/1/12                  (24,570)
Reed Elsevier Capital                                 5,000               0.32                  6/20/12                 (18,682)


CREDIT DEFAULT SWAP CONTRACTS (continued)

                                                                                                                       Pro Forma
                                                    Pro Forma                                                         Unrealized
Swap Counterparty &                              Notional Amount         Interest             Termination            Appreciation/
Referenced Obligation                                 (000)                Rate                   Date              (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Sale Contracts:
Citigroup Global Markets, Inc.
(Republic of Brazil
12.25% 3/06/30)                                   $    7,110              3.09%                 8/20/10            $    612,507
Citigroup Global Markets, Inc.
(Republic of Philippines
10.625% 3/16/25)                                       1,410              4.95                  3/20/09                 122,372
Credit Suisse Markets
   First Boston
(Republic of Brazil
12.25% 3/06/30)                                        1,900              6.90                  6/20/07                 65,962
JPMorgan Chase
(Gazprom OAO
10.50% 10/21/09)                                       4,560              1.04                 10/20/10                 81,928
Lehman Brothers
(Republic of Venezuela
9.25%, 9/15/27                                         6,980              0.69                  4/20/08                 14,208
Lehman Brothers
Avalon Bay Communities, Inc.
Series H, Preferred Stock CIT Group,
Inc. Series A, Preferred Stock Duke
Energy Corp., Series C, Preferred
Stock Merrill Lynch & Co., Inc.
Series 1, Preferred Stock MetLife,
Inc., Series B, Preferred Stock Royal
Bank of Scotland Group PLC Series M,
Preferred Stock Washington Mutual, Inc.
Series A                                              10,000              1.58                  9/20/07                 65,140
Merrill Lynch Union Pacific Corp.                      6,000              0.53                 12/20/10                (16,531)
Morgan Stanley
(Republic of Brazil
10.125% 5/15/27)                                       2,000             17.75                  2/13/08                 349,831



FORWARD CURRENCY EXCHANGE CONTRACTS
                                                                                                                       Pro-Forma
                                                    Pro-Forma                                                          Unrealized
                                                 Contract Amount     U.S. $ Value on        U.S. $ Value at          Appreciation/
                                                      (000)          Origination Date          April 30, 2007        (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Buy Contracts:
Polish Zloty
    settling 6/13/07                                   6,453          $2,268,564             $2,329,108                $60,544

Sale Contracts:
Euro
    settling 5/29/07                                     475             635,512                649,021                (13,509)
Mexican Nuevo Peso
    settling 5/31/07                                  49,215           4,427,011              4,485,622               (58,611)
Mexican Nuevo Peso
    settling 6/28/07                                  54,973           4,989,162              5,002,871               (13,709)
Mexican Nuevo Peso
    settling 6/28/07                                  24,120           2,200,000              2,195,023                 4,977
Polish Zloty
    settling 6/13/07                                   6,446           2,304,064              2,326,468               (22,404)
South Korean Won
    settling 6/25/07                               1,288,597           1,391,723              1,385,767                 5,956

INTEREST RATE SWAP CONTRACT



                                                                                        Rate Type
                                                                    -------------------------------------------
                                                                                                                       Pro Forma
                                 Pro Forma          Termination           Payments Made         Payments Received      Unrealized
Swap Counterparty             Notional Amount           Date            by the Portfolio        by the Portfolio       Appreciation
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase                    $22,000             8/04/36            3 Month LIBOR+              5.643%               $839,810


+LIBOR (London Interbank Offered Rate)


REVERSE REPURCHASE AGREEMENTS

                                                                         Interest                                      Pro Forma
Broker                                                                     Rate                 Maturity                Amount
------------------------------------------------------------------------------------------------------------------------------------
ABN Amro Securities, Inc.                                                 5.05%                12/31/07               $7,580,439
ABN Amro Securities, Inc.                                                 5.10                 12/31/07                5,620,159
UBS AG London                                                             0.75                 12/31/07                7,833,805
UBS AG London                                                             4.75                 12/31/07                3,390,938
UBS AG London                                                             5.25                 12/31/07                2,974,684
                                                                                                                 -------------------
                                                                                                                      $27,400,025
                                                                                                                 -------------------

(a) Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $562,898,699.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate market value of these securities amounted to $234,590,402 or 19.6% of net assets.

(c)  Variable rate coupon, rate shown as of April 30, 2007.

(d)  Floating Rate Security. Stated interest rate was in effect at April 30,
     2007.

(e) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(f)  Represents entire or partial securities out on loan.

(g)  Pay-In-Kind Payments (PIK).

(h)  Illiquid security, valued at fair value (see Note A).

(i) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.01% of net assets at April 30, 2007, are considered illiquid and restricted.

                                                                                                                      Percentage
     Restricted Securities                     Acquisition Date          Acquisition Cost          Market Value       of Net Assets
     -------------------------------------------------------------------------------------------------------------------------------
     Russell-Stanley Holdings, Inc.            2/10/99-5/31/05               $7,530,199              $79,305             0.01%
     9.00%, 11/30/08

     Pliant Corp.-warrants                        10/4/2004                    7,317                    2                0.00
     Expiring 6/01/10

(j)  Security is in default and is non-income producing.

(k) Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $27,864,707.

(l)  Non-income producing security.

(m)  Investment in affiliated money market mutual fund.

Currency Abbreviations:

BRL - Brazilian Real
COP - Colombian Peso
CRC - Costa Rican Colon
HUF - Hungarian Forint
MXN - Mexican Peso
PEN - Peruvian New Sol
RUB - Russia Ruble
TRY - New Turkish Lira
UYU - Uruguayan Peso

See notes to Pro Forma AllianceBernstein Emerging Market Debt Fund financial statements.

STATEMENT OF ASSETS AND LIABILITIES
PRO FORMA ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND                                    AllianceBernstein Emerging Market Debt Fund
April 30, 2007 (unaudited)                                                                         AllianceBernstein High Yield Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Pro Forma
                                                      AllianceBernstein                                            AllianceBernstein
                                                        Emerging Market      AllianceBernstein                      Emerging Market
                                                         Debt Fund             High Yield Fund        Adjustments      Debt Fund
                                                     ------------------     ------------------        -----------  -----------------
Assets
Investments in securities, at value
  (cost $576,149,469)                                $     409,601,978          $ 198,729,036    $       -0-      $     608,331,014
Unrealized appreciation of credit default
  swap contracts                                             1,246,808                    -0-            -0-              1,246,808
Unrealized appreciation of forward currency
  exchange contracts                                            71,477                    -0-            -0-                 71,477
Receivable for investment securities sold                    9,555,105              1,133,445            -0-             10,688,550
Interest receivable                                          6,946,427              4,399,778            -0-             11,346,205
Receivable for capital stock sold                            3,025,532                130,521        40,000**             3,156,053
                                                     ------------------     ------------------   ------------     ------------------
Total assets                                               430,447,327            204,392,780        40,000             634,840,107
                                                     =================      =================    ============     ==================
Liabilities
Due to custodian                                                48,895              1,059,131            -0-              1,108,026
Unrealized depreciation of forward currency
  exchange contracts                                            94,724                 13,509            -0-                108,233
Unrealized depreciation of credit
  default swap contracts                                        49,177                    -0-            -0-                 49,177
Reverse repurchase agreements                               27,400,025                    -0-            -0-             27,400,025
Payable for investment securities purchased                  5,948,952                540,000            -0-              6,488,952
Payable for capital stock redeemed                           2,035,356                957,280            -0-              2,992,636
Dividends payable                                              518,679                267,109            -0-                785,788
Distribution fee payable                                       171,546                109,130            -0-                280,676
Advisory fee payable                                           159,945                 82,876            -0-                242,821
Administrative fee payable                                      31,863                 28,738            -0-                 60,601
Transfer Agent fee payable                                      31,577                 27,515            -0-                 59,092
Accrued expenses                                               217,899                468,238            -0-                686,137
                                                     ------------------     ------------------   ------------     ------------------
Total liabilities                                           36,708,638              3,553,526            -0-             40,262,164
                                                     ------------------     ------------------   ------------     ------------------
Net Assets                                           $     393,738,689      $     200,839,254    $   40,000       $     594,617,943
                                                     =================      =================    ============     ==================

Class A Shares
Net Assets                                           $     262,614,112      $      91,744,504                     $     354,358,616
Shares of capital stock outstanding                         29,310,397             15,149,565     (4,903,319)            39,556,643
                                                     ------------------     ------------------   ------------     ------------------
Net asset value and redemption price per share       $            8.96      $            6.06                     $            8.96
Sales charge-4.25% of public offering price                       0.40                   0.27                                  0.40
                                                     ------------------     ------------------                    ------------------
Maximum offering price                               $            9.36      $            6.33                     $            9.36
                                                     ------------------     ------------------                    ------------------

Class B Shares
Net Assets                                           $      40,310,504      $      70,343,843                     $     110,654,347
Shares of capital stock outstanding                          4,460,115             11,621,088     (3,843,701)            12,237,502
                                                     ------------------     ------------------   ------------     ------------------
Net asset value and offering price per share         $            9.04      $            6.05                     $            9.04
                                                     ------------------     ------------------                    ------------------

Class C Shares
Net Assets                                           $      90,814,073      $      33,885,879                     $    $ 124,699,952
Shares of capital stock outstanding                         10,025,814              5,594,679     (1,852,543)            13,767,950
                                                     ------------------     ------------------   ------------     ------------------
Net asset value and offering price per share         $            9.06      $            6.06                     $           $ 9.06
                                                     ------------------     ------------------                    ------------------

Advisor Shares
Net Assets                                           $          10,000 *     $      4,799,131                     $       4,809,131
Shares of capital stock outstanding                              1,116 *              790,458       (254,958)               536,616
                                                     ------------------     ------------------  -------------     ------------------
Net asset value and offering price per share         $            8.96       $           6.07                     $            8.96
                                                     ------------------     ------------------                    ------------------

Class R Shares
Net Assets                                           $          10,000 *    $           9,867                     $          19,867
Shares of capital stock outstanding                              1,116 *                1,630           (529)                 2,217
                                                     ------------------     ------------------   ------------     ------------------
Net asset value and offering price per share         $            8.96      $            6.05                     $            8.96
                                                     ------------------     ------------------                    ------------------

Class K Shares
Net Assets                                           $          10,000 *    $          46,269                     $          56,269
Shares of capital stock outstanding                              1,116 *                7,637         (2,472)                 6,281
                                                     ------------------     ------------------   ------------     ------------------
Net asset value and offering price per share         $            8.96      $            6.06                     $            8.96
                                                     ------------------     ------------------                    ------------------

Class I Shares
Net Assets                                           $          10,000 *    $           9,761                     $          19,761
Shares of capital stock outstanding                              1,116 *                1,613           (524)                 2,205
                                                     ------------------     ------------------   ------------     ------------------
Net asset value and offering price per share         $            8.96      $            6.05                     $            8.96
                                                     ------------------     ------------------                    ------------------


-----------------------------------------------------------------------------------------------------------------------------------

* Assumes the NAV of Advisor Class, Class R, Class K and Class I will be the same as Class A which will commence prior to the merger. See notes to Pro Forma AllianceBernstein Emerging Market Debt Fund financial statements.

** Assumes Advisor Class, Class R, Class K and Class I will commence with $10,000 in net assets prior to the merger.

STATEMENT OF OPERATIONS
PRO FORMA ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND                                    AllianceBernstein Emerging Market Debt Fund
Twelve Months Ended April 30, 2007 (unaudited)                                                     AllianceBernstein High Yield Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Pro Forma
                                                     AllianceBernstein                                            AllianceBernstein
                                                      Emerging Market     AllianceBernstein                        Emerging Market
                                                        Debt Fund          High Yield Fund       Adjustments          Debt Fund
                                                     -----------------   --------------------    -----------      -----------------
Investment Income
Interest                                             $      29,754,062   $  16,939,149       $            -0-     $   46,693,211
Dividends                                                          -0-         131,760                    -0-            131,760
                                                     -----------------   -------------       ----------------      -------------
                                                            29,754,062      17,070,909                    -0-         46,824,971
                                                     -----------------   -------------       ----------------      -------------
Expenses
Advisory fee                                                 1,874,669       1,072,514                 29,712          2,976,895 (a)
Distribution fee - Class A                                     722,711         248,723                 46,620          1,018,054 (b)
Distribution fee - Class B                                     450,153         910,143                    -0-          1,360,296 (c)
Distribution fee - Class C                                     890,146         360,060                    -0-          1,250,206 (c)
Distribution fee - Class R                                         -0-              48                    -0-                 48 (d)
Distribution fee - Class K                                         -0-             291                    -0-                291 (e)
Transfer agency                                                501,729         256,844                110,680            869,253 (f)
Custodian                                                      329,734         158,502               (104,765)           383,471 (f)
Audit and legal                                                165,872         201,570               (227,442)           140,000 (f)
Administrative                                                 104,943          96,293                (97,743)           103,493 (f)
Registration                                                    71,228          57,198                (58,426)            70,000 (f)
Directors' fees                                                 38,293          33,057                (30,510)            40,840 (f)
Printing                                                        23,484          76,171                (44,655)            55,000 (f)
Miscellaneous                                                    6,067          11,698                  2,235             20,000 (f)
                                                     -----------------    ------------       ----------------     --------------
Total expenses before interest expense                       5,179,029       3,483,112               (374,294)         8,287,847
Interest expense                                             1,539,198             -0-                342,200          1,881,398
                                                     -----------------    ------------       ----------------     --------------
Total expenses                                               6,718,227       3,483,112                (32,094)        10,169,245
Less: expenses waived by the Adviser
(see Note C)                                                       -0-             -0-               (788,989)          (788,989)
Less: expense offset arrangement
(see Note C)                                                   (10,784)        (15,791)                   -0-            (26,575)
                                                     -----------------    ------------       ----------------     --------------
Net expenses                                                 6,707,443       3,467,321               (821,083)         9,353,681
                                                     -----------------    ------------       ----------------     --------------
Net investment income                                       23,046,619      13,603,588                821,083         37,471,290
                                                     -----------------    ------------       ----------------     --------------
Realized and Unrealized Gain (Loss) on
Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
Investment transactions                                      9,738,061       2,453,736                    -0-         12,191,797
Written Options                                                 (2,554)            -0-                    -0-             (2,554)
Swap contracts                                               1,353,516             -0-                    -0-          1,353,516
Foreign currency transactions                                   63,367         (41,266)                   -0-             22,101
Net change in unrealized
appreciation/depreciation of:
Investments                                                 13,842,833       5,520,015                    -0-         19,362,848
Written Options                                                 (1,598)            -0-                    -0-             (1,598)
Swap contracts                                              (1,018,707)            -0-                    -0-         (1,018,707)
Foreign currency denominated
assets and liabilities                                         (61,835)         20,435                    -0-            (41,400)
                                                     -----------------    ------------       ----------------     --------------
Net gain on investment and foreign
currency transactions                                       23,913,083       7,952,920                    -0-         31,866,003
                                                     -------------------  --------------     -----------------    --------------
Net Increase in Net Assets from
Operations                                           $      46,959,702    $ 21,556,508       $        821,083       $ 69,337,293
                                                     =================    ============       =================    ==============
-----------------------------------------------------------------------------------------------------------------------------------

(a) Advisory fee based on an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund's average daily net assets.

(b) Distribution fee based on an annual rate of .30% of the total combined average daily net assets.

(c) Distribution fee based on an annual rate of 1.00% of the total combined average daily net assets.

(d) Distribution fee based on an annual rate of .50% of the total combined average daily net assets.

(e) Distribution fee based on an annual rate of .25% of the total combined average daily net assets.

(f)  Expenses are based on one fund.

     See notes to Pro Forma AllianceBernstein Emerging Market Debt Fund financial statements.

STATEMENT OF ASSETS AND LIABILITIES
PRO FORMA ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND                                    AllianceBernstein Emerging Market Debt Fund
April 30, 2007 (unaudited)                                                                     AllianceBernstein Corporate Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Pro Forma
                                                   AllianceBernstein     AllianceBernstein                        AllianceBernstein
                                                    Emerging Market         Corporate                              Emerging Market
                                                     Debt Fund              Bond Fund **      Adjustments            Debt Fund
                                                   --------------        ----------------    ---------------      --------------
Assets
Investments in securities, at value
Unaffiliated issuers (cost $980,277,067 --
 including investment of cash collateral
 of securities loaned of $33,070,742               $ 409,601,978           $ 616,019,257      $         -0-     $ 1,025,621,235
Affiliated issuers (cost $11,381,333)                        -0-              11,381,333                -0-          11,381,333
Cash                                                         -0-                   1,574                -0-               1,574
Unrealized appreciation of swap contracts              1,246,808                 904,950                -0-           2,151,758
Unrealized appreciation of forward currency
exchange contracts                                        71,477                      -0-               -0-              71,477
Receivable for investment securities sold              9,555,105                      -0-               -0-           9,555,105
Interest and dividends receivable                      6,946,427               8,790,199                -0-          15,736,626
Receivable for capital stock sold                      3,025,532                 562,691             40,000***        3,628,223
                                                   --------------        ----------------    ---------------      --------------
Total assets                                         430,447,327             637,660,004             40,000        1,068,147,331
                                                   --------------        ----------------    ---------------      --------------
Liabilities
Due to custodian                                          48,895                     -0-                -0-              48,895
Unrealized depreciation of forward currency
exchange contracts                                        94,724                     -0-                -0-              94,724
Unrealized depreciation of swap contracts                 49,177                 59,783                 -0-             108,960
Reverse repurchase agreements                         27,400,025                     -0-                -0-          27,400,025
Payable for investment securities purchased            5,948,952                     -0-                -0-           5,948,952
Payable for capital stock redeemed                     2,035,356               1,159,393                -0-           3,194,749
Dividends payable                                        518,679                 521,469                -0-           1,040,148
Distribution fee payable                                 171,546                 243,530                -0-             415,076
Advisory fee payable                                     159,945                 246,018                -0-             405,963
Administrative fee payable                                31,863                  35,218                -0-              67,081
Transfer Agent fee payable                                31,577                   5,156                -0-              36,733
Payable for collateral on securities loaned                  -0-              33,070,742                -0-          33,070,742
Accrued expenses                                         217,899                 363,899                -0-             581,798
                                                   --------------        ----------------    ---------------      --------------
Total liabilities                                     36,708,638              35,705,208                -0-          72,413,846
                                                   --------------        ----------------    ---------------      --------------
Net Assets                                         $ 393,738,689           $ 601,954,796      $      40,000       $ 995,733,485
                                                   --------------        ----------------    ---------------      --------------

Class A Shares
Net Assets                                         $ 262,614,112           $ 423,597,113                          $ 686,211,225
Shares of capital stock outstanding                   29,310,397              34,461,354         12,807,624          76,579,375
                                                   --------------        ----------------    ---------------      --------------
Net asset value and redemption price per share            $ 8.96                 $ 12.29                                 $ 8.96
Sales charge-4.25% of public offering price                 0.40                    0.55                                   0.40
                                                   --------------        ----------------                         --------------
Maximum offering price                                    $ 9.36                 $ 12.84                                 $ 9.36
                                                   --------------        ----------------                         --------------

Class B Shares
Net Assets                                          $ 40,310,504            $ 82,031,426                          $ 122,341,930
Shares of capital stock outstanding                    4,460,115               6,682,160          2,394,933          13,537,208
                                                   --------------        ----------------    ---------------      --------------

Net asset value and offering price per share              $ 9.04                 $ 12.28                                 $ 9.04
                                                   --------------        ----------------                         --------------

Class C Shares
Net Assets                                          $ 90,814,073            $ 88,081,835                          $ 178,895,908
Shares of capital stock outstanding                   10,025,814               7,169,182          2,555,900          19,750,896
                                                   --------------        ----------------    ---------------      --------------
Net asset value and offering price per share              $ 9.06                 $ 12.29                                 $ 9.06
                                                   --------------        ----------------                         --------------

Advisor Shares
Net Assets                                              $ 10,000 *           $ 7,522,628                            $ 7,532,628
Shares of capital stock outstanding                        1,116 *               612,274            227,553             840,943
                                                   --------------        ----------------    ---------------      --------------
Net asset value and offering price per share              $ 8.96                 $ 12.29                                 $ 8.96
                                                   --------------        ----------------                         --------------

Class R Shares
Net Assets                                              $ 10,000 *             $ 294,463                              $ 304,463
Shares of capital stock outstanding                        1,116 *                23,953              8,902              33,971
                                                   --------------        ----------------    ---------------      --------------
Net asset value and offering price per share              $ 8.96                 $ 12.29                                 $ 8.96
                                                   --------------        ----------------                         --------------

Class K Shares
Net Assets                                              $ 10,000 *              $ 62,530                               $ 72,530
Shares of capital stock outstanding                        1,116 *                 5,086              1,890               8,092
                                                   --------------        ----------------    ---------------      --------------
Net asset value and offering price per share              $ 8.96                 $ 12.29                                 $ 8.96
                                                   --------------        ----------------                         --------------

Class I Shares
Net Assets                                              $ 10,000 *             $ 364,801                              $ 374,801
Shares of capital stock outstanding                        1,116 *                29,670             11,060              41,846
                                                   --------------        ----------------    ---------------      --------------
Net asset value and offering price per share              $ 8.96                 $ 12.30                                 $ 8.96
                                                   --------------        ----------------                         --------------



----------
* Assumes the NAV of Advisor Class, Class R, Class K and Class I will be the same as Class A which will commence prior to the merger.

** Does not include the cost of $3.2 million for the repositioning of assets on Corporate Bond Fund.

*** Assumes Advisor Class, Class R, Class K and Class I will commence with $10,000 in net assets prior to the merger.

See notes to Pro Forma AllianceBernstein Emerging Market Debt Fund financial statements.


STATEMENT OF OPERATIONS
PRO FORMA ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND                                    AllianceBernstein Emerging Market Debt Fund
Twelve Months Ended April 30, 2007 (unaudited)                                                 AllianceBernstein Corporate Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Pro Forma
                                              AllianceBernstein     AllianceBernstein                          AllianceBernstein
                                                Emerging Market        Corporate                               Emerging Market
                                                 Debt Fund             Bond Fund           Adjustments            Debt Fund
                                              ----------------      ----------------      ---------------      ----------------
Investment Income
Interest
Unaffiliated issuers                             $ 29,754,062          $ 33,552,071        $         -0-          $ 63,306,133
Affiliated issuers                                        -0-               259,068                  -0-               259,068
Dividends                                                 -0-             4,483,587                  -0-             4,483,587
                                              ----------------      ----------------      ---------------      ----------------
                                                   29,754,062            38,294,726                  -0-            68,048,788
                                              ----------------      ----------------      ---------------      ----------------
Expenses
Advisory fee                                        1,874,669             3,047,897               10,384             4,932,950 (a)
Distribution fee - Class A                            722,711             1,243,489               35,633             2,001,833 (b)
Distribution fee - Class B                            450,153               986,467                  -0-             1,436,620 (c)
Distribution fee - Class C                            890,146               900,604                  -0-             1,790,750 (c)
Distribution fee - Class R                                -0-                   776                  -0-                   776 (d)
Distribution fee - Class K                                -0-                   610                  -0-                   610 (e)
Transfer agency                                       501,729             1,139,888              (82,805)            1,558,812 (f)
Custodian                                             329,734               235,004             (131,363)              433,375 (f)
Audit and legal                                       165,872               125,131             (149,003)              142,000 (f)
Administrative                                        104,943               101,446             (102,896)              103,493 (f)
Registration                                           71,228                90,191              (86,419)               75,000 (f)
Directors' fees                                        38,293                35,885              (33,338)               40,840 (f)
Printing                                               23,484               103,174               33,342               160,000 (f)
Miscellaneous                                           6,067                23,469                  464                30,000 (f)
                                              ----------------      ----------------      ---------------      ----------------
Total expenses before interest expense              5,179,029             8,034,031             (506,001)           12,707,059
Interest expense                                    1,539,198                   -0-            1,578,426             3,117,624
                                              ----------------      ----------------      ---------------      ----------------
Total expenses                                      6,718,227             8,034,031            1,072,425            15,824,683
Less: expenses waived by the Adviser
(see Note C)                                              -0-                   -0-           (1,063,635)           (1,063,635)
Less: expense offset arrangement
(see Note C)                                          (10,784)              (44,295)                 -0-               (55,079)
                                              ----------------      ----------------      ---------------      ----------------
Net expenses                                        6,707,443             7,989,736                8,790            14,705,969
                                              ----------------      ----------------      ---------------      ----------------
Net investment income                              23,046,619            30,304,990               (8,790)           53,342,819
                                              ----------------      ----------------      ---------------      ----------------
Realized and Unrealized Gain (Loss) on
Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
Investment transactions                             9,738,061            16,948,681                  -0-            26,686,742
Written Options                                        (2,554)                  -0-                  -0-                (2,554)
Swap contracts                                      1,353,516            (1,678,771)                 -0-              (325,255)
Futures contracts                                         -0-               685,627                  -0-               685,627
Foreign currency transactions                          63,367                   -0-                  -0-                63,367
Net change in unrealized
appreciation/depreciation of:
Investments                                        13,842,833            22,018,074                  -0-            35,860,907
Written Options                                        (1,598)                  -0-                  -0-                (1,598)
Swap contracts                                     (1,018,707)           (1,117,317)                 -0-            (2,136,024)
Futures contracts                                         -0-              (739,599)                 -0-              (739,599)
Foreign currency denominated
assets and liabilities                                (61,835)                  -0-                  -0-               (61,835)
                                              ----------------      ----------------      ---------------      ----------------
Net gain on investment and foreign
currency transactions                              23,913,083            36,116,695                  -0-            60,029,778
                                              ----------------      ----------------      ---------------      ----------------
Net Increase in Net Assets from
Operations                                       $ 46,959,702          $ 66,421,685             $ (8,790)        $ 113,372,597
                                              ----------------      ----------------      ---------------      ----------------

----------
(a) Advisory fee based on an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund's average daily net assets.

(b) Distribution fee based on an annual rate of .30% of the total combined average daily net assets.

(c) Distribution fee based on an annual rate of 1.00% of the total combined average daily net assets.

(d) Distribution fee based on an annual rate of .50% of the total combined average daily net assets.

(e) Distribution fee based on an annual rate of .25% of the total combined average daily net assets.

(f)  Expenses are based on one fund.

See notes to Pro Forma AllianceBernstein Emerging Market Debt Fund financial statements.

STATEMENT OF ASSETS AND LIABILITIES                                                      AllianceBernstein Emerging Market Debt Fund
PRO FORMA ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND                                              AllianceBernstein High Yield Fund
April 30, 2007 (unaudited)                                                                     AllianceBernstein Corporate Bond Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Pro Forma
                                                AllianceBernstein                   AllianceBernstein              AllianceBernstein
                                                Emerging Market   AllianceBernstein    Corporate                     Emerging Market
                                                   Debt Fund        High Yield Fund    Bond Fund **    Adjustments      Debt Fund
                                                ----------------  ----------------- ----------------- ------------- ----------------
Assets
Investments in securities, at value
Unaffiliated issuers
 (cost $1,182,077,382 -- including
 investment of cash collateral of
 securities loaned of $33,070,742)              $ 409,601,978     $  198,729,036    $  616,019,257    $        -0-  $ 1,224,350,271
Affiliated issuers (cost $11,381,333)                      -0-                -0-       11,381,333             -0-       11,381,333
Cash                                                       -0-                -0-            1,574             -0-            1,574
Unrealized appreciation of swap contracts            1,246,808                -0-          904,950             -0-        2,151,758
Unrealized appreciation of forward currency
 exchange contracts                                     71,477                -0-               -0-            -0-           71,477
Receivable for investment securities sold            9,555,105         1,133,445                -0-            -0-       10,688,550
Interest and dividends receivable                    6,946,427         4,399,778         8,790,199             -0-       20,136,404
Receivable for capital stock sold                    3,025,532           130,521           562,691         40,000***      3,758,744
                                                --------------    --------------    --------------    ------------  ---------------
Total assets                                       430,447,327       204,392,780       637,660,004         40,000     1,272,540,111
                                                --------------    --------------    --------------    ------------  ---------------
Liabilities
Due to custodian                                        48,895         1,059,131                -0-            -0-        1,108,026
Unrealized depreciation of forward currency
 exchange contracts                                     94,724            13,509                -0-            -0-          108,233
Unrealized depreciation of swap contracts               49,177                -0-           59,783             -0-          108,960
Reverse repurchase agreements                       27,400,025                -0-               -0-            -0-       27,400,025
Payable for investment securities purchased          5,948,952           540,000                -0-            -0-        6,488,952
Payable for capital stock redeemed                   2,035,356           957,280         1,159,393             -0-        4,152,029
Dividends payable                                      518,679           267,109           521,469             -0-        1,307,257
Distribution fee payable                               171,546           109,130           243,530             -0-          524,206
Advisory fee payable                                   159,945            82,876           246,018             -0-          488,839
Administrative fee payable                              31,863            28,738            35,218             -0-           95,819
Transfer Agent fee payable                              31,577            27,515             5,156             -0-           64,248
Payable for collateral on securities loaned                -0-                -0-       33,070,742             -0-       33,070,742
Accrued expenses                                       217,899           468,238           363,899             -0-        1,050,036
                                                --------------    --------------    --------------    ------------  ---------------
Total liabilities                                   36,708,638         3,553,526        35,705,208             -0-       75,967,372
                                                --------------    --------------    --------------    ------------  ---------------
Net Assets                                      $  393,738,689    $  200,839,254    $  601,954,796    $    40,000   $ 1,196,572,739
                                                --------------    --------------    --------------    ------------  ---------------

Class A Shares
Net Assets                                      $  262,614,112    $   91,744,504    $  423,597,113                  $   777,955,729
Shares of capital stock outstanding                 29,310,397        15,149,565        34,461,354      7,904,305        86,825,621
                                                --------------    --------------    --------------    ------------  ---------------
Net asset value and redemption price per share          $ 8.96            $ 6.06           $ 12.29                           $ 8.96
Sales charge-4.25% of public offering price               0.40              0.27              0.55                             0.40
                                                --------------    --------------    --------------                  ---------------
Maximum offering price                                  $ 9.36            $ 6.33           $ 12.84                           $ 9.36
                                                --------------    --------------    --------------                  ---------------
Class B Shares
Net Assets                                      $   40,310,504    $   70,343,843    $   82,031,426                  $   192,685,773
Shares of capital stock outstanding                  4,460,115        11,621,088         6,682,160     (1,448,767)       21,314,596
                                                --------------    --------------    --------------    ------------  ---------------
Net asset value and offering price per share            $ 9.04            $ 6.05           $ 12.28                           $ 9.04
                                                --------------    --------------    --------------                  ---------------

Class C Shares
Net Assets                                      $   90,814,073    $   33,885,879    $   88,081,835                   $  212,781,787
Shares of capital stock outstanding                 10,025,814         5,594,679         7,169,182        703,357        23,493,032
                                                --------------    --------------    --------------    ------------  ---------------
Net asset value and offering price per share            $ 9.06            $ 6.06           $ 12.29                           $ 9.06
                                                --------------    --------------    --------------                  ---------------

Advisor Shares
Net Assets                                            $ 10,000 *      $ 4,799,131      $ 7,522,628                  $    12,331,759
Shares of capital stock outstanding                      1,116 *          790,458          612,274        (27,405)        1,376,443
                                                --------------    --------------    --------------    ------------  ---------------
Net asset value and offering price per share            $ 8.96            $ 6.07           $ 12.29                           $ 8.96
                                                --------------    --------------    --------------                  ---------------

Class R Shares
Net Assets                                            $ 10,000 *         $ 9,867         $ 294,463                        $ 314,330
Shares of capital stock outstanding                      1,116 *           1,630            23,953          8,373            35,072
                                                --------------    --------------    --------------    ------------  ---------------
Net asset value and offering price per share            $ 8.96            $ 6.05           $ 12.29                           $ 8.96
                                                --------------    --------------    --------------                  ---------------

Class K Shares
Net Assets                                            $ 10,000 *        $ 46,269          $ 62,530                        $ 118,799
Shares of capital stock outstanding                      1,116 *           7,637             5,086           (581)           13,258
                                                --------------    --------------    --------------    ------------  ---------------
Net asset value and offering price per share            $ 8.96            $ 6.06           $ 12.29                           $ 8.96
                                                --------------    --------------    --------------                  ---------------

Class I Shares
Net Assets                                            $ 10,000 *         $ 9,761        $ 364,801                         $ 384,562
Shares of capital stock outstanding                      1,116 *           1,613           29,670          10,536            42,935
                                                --------------    --------------    --------------    ------------  ---------------
Net asset value and offering price per share            $ 8.96            $ 6.05          $ 12.30                            $ 8.96
                                                --------------    --------------    --------------                  ---------------

----------
* Assumes the NAV of Advisor Class, Class R, Class K and Class I will be the same as Class A which will commence prior to the merger.

** Does not include the cost of $3.2 million for the repositioning of assets on Corporate Bond Fund.

*** Assumes Advisor Class, Class R, Class K and Class I will commence with $10,000 in net assets prior to the merger.


See notes to Pro Forma AllianceBernstein Emerging Market Debt Fund financial statements.

STATEMENT OF OPERATIONS                                                                  AllianceBernstein Emerging Market Debt Fund
PRO FORMA ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND                                              AllianceBernstein High Yield Fund
Twelve Months ended April 30, 2007 (unaudited)                                                 AllianceBernstein Corporate Bond Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Pro Forma
                                        AllianceBernstein                     AllianceBernstein                    AllianceBernstein
                                        Emerging Market   AllianceBernstein      Corporate                          Emerging Market
                                           Debt Fund       High Yield Fund       Bond Fund        Adjustments         Debt Fund
                                        ----------------  -----------------   -----------------  -------------      ----------------
Investment Income
Interest
 Unaffiliated issuers                    $ 29,754,062       $ 16,939,149       $ 33,552,071      $         -0-      $ 80,245,282
  Affiliated issuers                              -0-                -0-            259,068                -0-           259,068
Dividends                                         -0-            131,760          4,483,587                -0-         4,615,347
                                        --------------     --------------     --------------     --------------     -------------
                                           29,754,062         17,070,909         38,294,726                -0-        85,119,697
                                        --------------     --------------     --------------     --------------     -------------
Expenses
Advisory fee                                1,874,669          1,072,514          3,047,897             (8,455)        5,986,625 (a)
Distribution fee - Class A                    722,711            248,723          1,243,489             49,504         2,264,427 (b)
Distribution fee - Class B                    450,153            910,143            986,467                -0-         2,346,763 (c)
Distribution fee - Class C                    890,146            360,060            900,604                -0-         2,150,810 (c)
Distribution fee - Class R                        -0-                 48                776                -0-               824 (d)
Distribution fee - Class K                        -0-                291                610                -0-               901 (e)
Transfer agency                               501,729            256,844          1,139,888             (6,687)        1,891,774 (f)
Custodian                                     329,734            158,502            235,004           (244,621)          478,619 (f)
Audit and legal                               165,872            201,570            125,131           (345,573)          147,000 (f)
Administrative                                104,943             96,293            101,446           (199,189)          103,493 (f)
Registration                                   71,228             57,198             90,191           (139,617)           79,000 (f)
Directors' fees                                38,293             33,057             35,885            (66,395)           40,840 (f)
Printing                                       23,484             76,171            103,174            (35,829)          167,000 (f)
Miscellaneous                                   6,067             11,698             23,469            (11,234)           30,000 (f)
                                        --------------     --------------     --------------     --------------     -------------
Total expenses before interest expense      5,179,029          3,483,112          8,034,031         (1,008,096)       15,688,076
Interest expense                            1,539,198                -0-                -0-          2,244,349         3,783,547
                                        --------------     --------------     --------------     --------------     -------------
Total expenses                              6,718,227          3,483,112          8,034,031          1,236,253        19,471,623
Less: expenses waived by the Adviser
(see Note C)                                      -0-                -0-                -0-         (1,141,738)       (1,141,738)
Less: expense offset arrangement
(see Note C)                                  (10,784)           (15,791)           (44,295)               -0-           (70,870)
                                        --------------     --------------     --------------     --------------     -------------
Net expenses                                6,707,443          3,467,321          7,989,736             94,515        18,259,015
                                        --------------     --------------     --------------     --------------     -------------
Net investment income                      23,046,619         13,603,588         30,304,990            (94,515)       66,860,682
                                        --------------     --------------     --------------     --------------     -------------
Realized and Unrealized Gain (Loss) on
Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
Investment transactions                     9,738,061          2,453,736         16,948,681                -0-        29,140,478
Written Options                                (2,554)               -0-                -0-                -0-            (2,554)
Swap contracts                              1,353,516                -0-         (1,678,771)               -0-          (325,255)
Futures contracts                                 -0-                -0-            685,627                -0-           685,627
Foreign currency transactions                  63,367            (41,266)               -0-                -0-            22,101
Net change in unrealized
appreciation/depreciation of:
Investments                                13,842,833          5,520,015         22,018,074                -0-        41,380,922
Written Options                                (1,598)               -0-                -0-                -0-            (1,598)
Swap contracts                             (1,018,707)               -0-         (1,117,317)               -0-        (2,136,024)
Futures contracts                                 -0-                -0-           (739,599)               -0-          (739,599)
Foreign currency denominated
assets and liabilities                        (61,835)            20,435                -0-                -0-           (41,400)
                                        --------------     --------------     --------------     --------------     -------------

Net gain on investment and foreign
currency transactions                      23,913,083          7,952,920         36,116,695                -0-        67,982,698
                                        --------------     --------------     --------------     --------------     -------------
Net Increase in Net Assets from
Operations                               $ 46,959,702       $ 21,556,508       $ 66,421,685          $ (94,515)     $ 134,843,380
                                        --------------     --------------     --------------     --------------     -------------

----------
(a) Advisory fee based on an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund's average daily net assets.

(b) Distribution fee based on an annual rate of .30% of the total combined average daily net assets.

(c) Distribution fee based on an annual rate of 1.00% of the total combined average daily net assets.

(d) Distribution fee based on an annual rate of .50% of the total combined average daily net assets.

(e) Distribution fee based on an annual rate of .25% of the total combined average daily net assets.

(f)  Expenses are based on one fund.

See notes to Pro Forma AllianceBernstein Emerging Market Debt Fund financial statements.

NOTES TO FINANCIAL STATEMENTS
PRO FORMA ALLIANCEBERNSTEIN
EMERGING MARKET DEBT FUND
April 30, 2007 (unaudited)

NOTE A: General

The Pro Forma AllianceBernstein Emerging Market Debt Fund Financial Statements give effect to the proposed acquisitions (the "Acquisitions") of the assets and liabilities of each of AllianceBernstein High Yield Fund and AllianceBernstein Corporate Bond Fund (collectively, the "Acquired Funds") by AllianceBernstein Emerging Market Debt Fund (the "Fund" or "Acquiring Fund") pursuant to Agreements and Plans of Reorganization. The Acquisitions would be accomplished by a tax-free exchange of the assets and liabilities of each AllianceBernstein High Yield Fund and AllianceBernstein Corporate Bond Fund for shares of the Fund. After the proposed acquisition, the tax survivor would be AllianceBernstein Corporate Bond Fund.

The Fund was incorporated under the laws in the state of Maryland on December 2, 1993. The Fund's unaudited Pro Forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations are prepared as though the Acquisition was effective for the period May 1, 2006 - April 30, 2007. You should read them in conjunction with the Fund's historical financial statements, which are included in the Fund's Statement of Additional Information. The Fund's Pro Forma Statement of Operations reflects the assumption that certain expenses would be lower for the combined Fund as a result of the Acquisitions. Each Fund will bear the expenses of the Acquisition on a relative net asset basis, including the cost of proxy solicitation. Each will bear its own costs associated with the disposition or acquisition of portfolio securities in connection with the Acquisition.

NOTE B: Significant Accounting Policies
The Fund's Pro Forma financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ")) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions
Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

5. Class Allocations
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

6. Dividends and Distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE C: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly. Effective upon consummation of the merger, the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .95%, 1.65%, 1.65%, .65%, 1.15%, .90% and .65% of the daily average net assets for the Class A, Class B, Class C, Advisor Class, Class K and Class I shares, respectively. Assuming the merger had been consummated prior to May 1, 2006, for the twelve months ended April 30, 2007, such waiver would have amounted to approximately $1,038,245.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services to the Fund. For the twelve months ended April 30, 2007, such fee amounted to $103,493. Assuming the merger had been consummated prior to May 1, 2006, the Adviser would have voluntarily agreed to waive its fees for such services. Such waiver would have amounted to approximately $103,493.

The Fund compensates AllianceBernstein Investor Services, Inc. ("ABIS"), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

For the twelve months ended April 30, 2007, the Fund's expenses would have been reduced by $70,870 under an expense offset arrangement with ABIS.

AllianceBernstein Investments, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares.


NOTE D: Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares, ..50% of the portfolio's average daily net assets attributable to Class R shares and .25% of the portfolio's average daily net assets attributable to class K shares. There are no distribution and servicing fees on Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

NOTE E: Capital Stock
The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Acquired Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value per share of the Acquired Fund divided by the net asset value per share of the Acquiring Fund as of April 30, 2007. The pro-forma number of shares outstanding, by class for the combined entity consists of the following at April 30, 2007.

                        Shares of        Additional Shares       Total Shares
                     Acquiring Fund       Assumed Issued         Outstanding
Class of Shares      Pre-Combination        with Merger        Post-Combination
----------------   -------------------  -------------------   ------------------
Class A                29,310,397           57,515,224            86,825,621
Class B                 4,460,115           16,854,481            21,314,596
Class C                10,025,814           13,467,218            23,493,032
Advisor Class*              1,116            1,375,327             1,376,443
Class R*                    1,116               33,956                35,072
Class K*                    1,116               12,142                13,258
Class I*                    1,116               41,819                42,935

* Assumes the NAV of Advisor Class, Class R, Class K and Class I will be the same as Class A which will commence prior to the merger.

NOTES TO FINANCIAL STATEMENTS
PRO FORMA ALLIANCEBERNSTEIN
EMERGING MARKET DEBT FUND
April 30, 2007 (unaudited)

NOTE A: General

The Pro Forma AllianceBernstein Emerging Market Debt Fund Financial Statements give effect to the proposed acquisition (the "Acquisition") of the assets and liabilities of AllianceBernstein Corporate Bond Fund (the "Acquired Fund") by AllianceBernstein Emerging Market Debt Fund (the "Fund" or "Acquiring Fund") pursuant to Agreement and Plan of Reorganization. The Acquisition would be accomplished by a tax-free exchange of the assets and liabilities of AllianceBernstein Corporate Bond Fund for shares of the Fund. After the proposed acquisition, the tax survivor would be AllianceBernstein Corporate Bond Fund.

The Fund was incorporated under the laws in the state of Maryland on December 2, 1993. The Fund's unaudited Pro Forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations are prepared as though the Acquisition was effective for the period May 1, 2006 - April 30, 2007. You should read them in conjunction with the Fund's historical financial statements, which are included in the Fund's Statement of Additional Information. The Fund's Pro Forma Statement of Operations reflects the assumption that certain expenses would be lower for the combined Fund as a result of the Acquisition. Each Fund will bear the expenses of the Acquisition on a relative net asset basis, including the cost of proxy solicitation, except that AllianceBernstein Corporate Bond Fund will bear its own costs associated with the disposition of any assets or liabilities not being transferred to the Fund in connection with the Acquisition.

NOTE B: Significant Accounting Policies
The Fund's Pro Forma financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ")) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions
Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

5. Class Allocations
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

6. Dividends and Distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE C: Advisory Fee and Other Transactions with Affiliates
Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly. Effective upon consummation of the merger, the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .95%, 1.65%, 1.65%, .65%, 1.15%, .90% and .65% of the daily average net assets for the Class A, Class B, Class C, Advisor Class, Class K and Class I shares, respectively. Assuming the merger had been consummated prior to May 1, 2006, for the twelve months ended April 30, 2007, such waiver would have amounted to approximately $960,142.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services to the Fund. For the twelve months ended April 30, 2007, such fee amounted to $103,493. Assuming the merger had been consummated prior to May 1, 2006, the Adviser would have voluntarily agreed to waive its fees for such services. Such waiver would have amounted to approximately $103,493.

The Fund compensates AllianceBernstein Investor Services, Inc. ("ABIS"), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

For the twelve months ended April 30, 2007, the Fund's expenses would have been reduced by $55,079 under an expense offset arrangement with ABIS.

AllianceBernstein Investments, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares.

NOTE D: Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares, ..50% of the portfolio's average daily net assets attributable to Class R shares and .25% of the portfolio's average daily net assets attributable to class K shares. There are no distribution and servicing fees on Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

NOTE E: Capital Stock
The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Acquired Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value per share of the Acquired Fund divided by the net asset value per share of the Acquiring Fund as of April 30, 2007. The pro-forma number of shares outstanding, by class for the combined entity consists of the following at April 30, 2007.

                        Shares of        Additional Shares       Total Shares
                     Acquiring Fund       Assumed Issued         Outstanding
Class of Shares      Pre-Combination        with Merger        Post-Combination
-----------------   ------------------- ------------------- --------------------
Class A                29,310,397           47,268,978            76,579,375
Class B                 4,460,115            9,077,093            13,537,208
Class C                10,025,814            9,725,082            19,750,896
Advisor Class*              1,116              839,827               840,943
Class R*                    1,116               32,855                33,971
Class K*                    1,116                6,976                 8,092
Class I*                    1,116               40,730                41,846

* Assumes the NAV of Advisor Class, Class R, Class K and Class I will be the same as Class A which will commence prior to the merger.

NOTES TO FINANCIAL STATEMENTS
PRO FORMA ALLIANCEBERNSTEIN
EMERGING MARKET DEBT FUND
April 30, 2007 (unaudited)

NOTE A: General The Pro Forma AllianceBernstein Emerging Market Debt Fund Financial Statements give effect to the proposed acquisition (the "Acquisition") of the assets and liabilities of AllianceBernstein High Yield Fund (the "Acquired Fund") by AllianceBernstein Emerging Market Debt Fund (the "Fund" or "Acquiring Fund") pursuant to Agreement and Plan of Reorganization. The Acquisition would be accomplished by a tax-free exchange of the assets and liabilities of AllianceBernstein High Yield Fund for shares of the Fund. After the proposed acquisition, the tax survivor would be AllianceBernstein Corporate Bond Fund.

The Fund was incorporated under the laws in the state of Maryland on December 2, 1993. The Fund's unaudited Pro Forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations are prepared as though the Acquisition was effective for the period May 1, 2006 - April 30, 2007. You should read them in conjunction with the Fund's historical financial statements, which are included in the Fund's Statement of Additional Information. The Fund's Pro Forma Statement of Operations reflects the assumption that certain expenses would be lower for the combined Fund as a result of the Acquisition. Each Fund will bear the expenses of the Acquisition on a relative net asset basis, including the cost of proxy solicitation, except that AllianceBernstein High Yield Fund will bear its own costs associated with the disposition of any assets or liabilities not being transferred to the Fund in connection with the Acquisition.

NOTE B: Significant Accounting Policies
The Fund's Pro Forma financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ")) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions
Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

5. Class Allocations
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

6. Dividends and Distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE C: Advisory Fee and Other Transactions with Affiliates
Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly. Effective upon consummation of the merger, the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .95%, 1.65%, 1.65%, .65%, 1.15%, .90% and .65% of the daily average net assets for the Class A, Class B, Class C, Advisor Class, Class K and Class I shares, respectively. Assuming the merger had been consummated prior to May 1, 2006, for the twelve months ended April 30, 2007, such waiver would have amounted to approximately $685,496.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services to the Fund. For the twelve months ended April 30, 2007, such fee amounted to $103,493. Assuming the merger had been consummated prior to May 1, 2006, the Adviser would have voluntarily agreed to waive its fees for such services. Such waiver would have amounted to approximately $103,493.

The Fund compensates AllianceBernstein Investor Services, Inc. ("ABIS"), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

For the twelve months ended April 30, 2007, the Fund's expenses would have been reduced by $26,575 under an expense offset arrangement with ABIS.

AllianceBernstein Investments, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares.


NOTE D: Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares, ..50% of the portfolio's average daily net assets attributable to Class R shares and .25% of the portfolio's average daily net assets attributable to class K shares. There are no distribution and servicing fees on Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

NOTE E: Capital Stock
The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Acquired Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value per share of the Acquired Fund divided by the net asset value per share of the Acquiring Fund as of April 30, 2007. The pro-forma number of shares outstanding, by class for the combined entity consists of the following at April 30, 2007.

                         Shares of        Additional Shares     Total Shares
                      Acquiring Fund       Assumed Issued       Outstanding
Class of Shares       Pre-Combination        with Merger      Post-Combination
------------------  ------------------- -------------------- ------------------
Class A                 29,310,397           10,246,246          39,556,643
Class B                  4,460,115            7,777,387          12,237,502
Class C                 10,025,814            3,742,136          13,767,950
Advisor Class*               1,116              535,500             536,616
Class R*                     1,116                1,101               2,217
Class K*                     1,116                5,165               6,281
Class I*                     1,116                1,089               2,205

* Assumes the NAV of Advisor Class, Class R, Class K and Class I will be the same as Class A which will commence prior to the merger.



SK 00250 0455 801723

                                     PART C

                                OTHER INFORMATION
ITEM 15.  Indemnification

          It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland and as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as Exhibit (1) in response to Item 16, Article IX of Registrant's Amended and Restated By-Laws, filed as Exhibit (2) in response to Item 16, and Section 10 of the Distribution Services Agreement, filed as Exhibit (7)(a) in response to Item 16, all as set forth below.

          The liability of the Registrant's directors and officers is dealt with in Article EIGHTH of Registrant's Articles of Incorporation, as set forth below. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement, filed as Exhibit (6) in response to Item 16, as set forth below.

          Section 2-418 of the Maryland General Corporation Law reads as follows:

               2-418 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND AGENTS.--(a) In this section the following words have the meanings indicated.

               (1) "Director" means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

               (2) "Corporation" includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

               (3) "Expenses" include attorney's fees.

               (4) "Official capacity" means the following:

                    (i) When used with respect to a director, the office of
               director in the corporation; and

                    (ii) When used with respect to a person other than a
               director as contemplated in subsection (j), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

                    (iii) "Official capacity" does not include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

               (5) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

               (6) "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

                    (b)(1) A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

                    (i) The act or omission of the director was material to the matter giving rise to the proceeding; and

                    1. Was committed in bad faith; or

                    2. Was the result of active and deliberate dishonesty; or

                    (ii) The director actually received an improper personal
               benefit in money, property, or services; or

                    (iii) In the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

               (2) (i) Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

                    (ii) However, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

               (3) (i) The termination of any proceeding by judgment, order or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

                    (ii) The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

               (4) A corporation may not indemnify a director or advance expenses under this section for a proceeding brought by that director against the corporation, except:

                    (i) For a proceeding brought to enforce indemnification
               under this section; or

                    (ii) If the charter or bylaws of the corporation, a
               resolution of the board of directors of the corporation, or an agreement approved by the board of directors of the corporation to which the corporation is a party expressly provide otherwise.

                    (c) A director may not be indemnified under subsection (b)
               of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

                    (d) Unless limited by the charter:

                         (1) A director who has been successful, on the merits
               or otherwise, in the defense of any proceeding referred to in subsection (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

                         (2) A court of appropriate jurisdiction upon
               application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

                              (i) If it determines a director is entitled to
               reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

                              (ii) If it determines that the director is fairly
               and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

                         (3) A court of appropriate jurisdiction may be the same
               court in which the proceeding involving the director's liability took place.

                         (e)(1) Indemnification under subsection (b) of this
               section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

                         (2) Such determination shall be made:

                              (i) By the board of directors by a majority vote
               of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

                              (ii) By special legal counsel selected by the
               board of directors or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

                              (iii) By the stockholders.

                         (3) Authorization of indemnification and determination
               as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph
               (ii) of paragraph (2) of this subsection for selection of such counsel.

                         (4) Shares held by directors who are parties to the
               proceeding may not be voted on the subject matter under this subsection.

                         (f)(1) Reasonable expenses incurred by a director who
               is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, upon receipt by the corporation of:

                              (i) A written affirmation by the director of the
               director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

                              (ii) A written undertaking by or on behalf of the
               director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

                              (2) The undertaking required by subparagraph (ii)
               of paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

                              (3) Payments under this subsection shall be made
               as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

                              (g) The indemnification and advancement of
               expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

                              (h) This section does not limit the corporation's
               power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

                              (i) For purposes of this section:

                              (1) The corporation shall be deemed to have
               requested a director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan:

                              (2) Excise taxes assessed on a director with
               respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

                              (3) Action taken or omitted by the director with
               respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

                              (j) Unless limited by the charter:

                              (1) An officer of the corporation shall be
               indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

                              (2) A corporation may indemnify and advance
               expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

                              (3) A corporation, in addition, may indemnify and
               advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

                              (k)(1) A corporation may purchase and maintain
               insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request, of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

                              (2) A corporation may provide similar protection,
               including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

                              (3) The insurance or similar protection may be
               provided by a subsidiary or an affiliate of the corporation.

                              (l) Any indemnification of, or advance of expenses
               to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders' meeting or prior to the meeting."

               Article EIGHTH of the Registrant's Articles of Incorporation reads as follows:

                              (1) To the full extent that limitations on the
               liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                              (2) The Corporation shall indemnify and advance
               expenses to its currently acting and its former directors to the full extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and may do so to such further extent as is consistent with law. The Board of Directors may by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the full extent permitted by the Maryland General Corporation Law.

                              (3) No provision of this Article shall be
               effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                              (4) References to the Maryland General Corporation
               Law in this Article are to that law as from time to time amended. No amendment to the charter of the Corporation shall affect any right of any person under this Article based on any event, omission or proceeding prior to the amendment.

          Article IX, of the Registrant's Amended and Restated By-Laws reads as follows:

     To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to
(a) any individual who is a present or former director or officer of the Corporation and who is made or threatened to be made a party to the proceeding by reason of his or her service in any such capacity or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in any such capacity. The Corporation may, with the approval of its Board of Directors or any duly authorized committee thereof, provide such indemnification and advance for expenses to a person who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation. The termination of any claim, action, suit or other proceeding involving any person, by judgment, settlement (whether with or without court approval) or conviction or upon a plea of guilty or nolo contendere, or its equivalent, shall not create a presumption that such person did not meet the standards of conduct required for indemnification or payment of expenses to be required or permitted under Maryland law, these Bylaws or the Charter. Any indemnification or advance of expenses made pursuant to this Article shall be subject to applicable requirements of the 1940 Act. The indemnification and payment of expenses provided in these Bylaws shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment of expenses may be or may become entitled under any bylaw, regulation, insurance, agreement or otherwise.

     Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or Charter inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption. The Advisory Agreement between the Registrant and AllianceBernstein L.P. provides that AllianceBernstein L.P. will not be liable under such agreements for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect AllianceBernstein L.P. against any liability to the Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its duties and obligations thereunder.

     The Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. ("ABI") provides that the Registrant will indemnify, defend and hold ABI, and any person who controls it within the meaning of Section 15 of the Securities Act of 1933 (the "Securities Act"), free and harmless from and against any and all claims, demands, liabilities and expenses which ABI or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading.

     The foregoing summaries are qualified by the entire text of Registrant's Articles of Incorporation and Amended and Restated By-Laws, the Advisory Agreement between Registrant and AllianceBernstein L.P. and the proposed Distribution Services Agreement between Registrant and ABI which are filed herewith as Exhibits (1), (2), (6) and (7)(a), respectively, in response to Item 16 and each of which are incorporated by reference herein.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     In accordance with Release No. IC-11330 (September 2, 1980), the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

     The Registrant participates in a joint trustees/directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by AllianceBernstein L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.


ITEM      16. Exhibits

          (1)(a) Articles of Incorporation of the Registrant - Incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 8 of Registrant's Registration Statement on Form N-1A (File Nos. 33-72460 and 811-08188) filed with the Securities and Exchange Commission on October 31, 1997.

             (b) Articles Supplementary to Articles of Incorporation of the
                 Registrant dated September 30, 1996 and filed October 2, 1996 - Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File Nos. 33-72460 and 811-08188) filed with the Securities and Exchange Commission on October 31, 1996.

             (c) Articles of Amendment to the Articles of Incorporation of the
                 Registrant dated February 1, 2002 and filed February 7, 2002 - Incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2002.

             (d) Articles of Amendment to the Articles of Incorporation of the
                 Registrant dated March 19, 2003 - Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 21 of Registrant's Registration Statement on Form N-1A (File Nos. 33-72460 and 811-08188) filed with the Securities and Exchange Commission on January 30, 2004.

          (2) Amended and Restated By-Laws of the Registrant - Incorporated by reference to Exhibit 99.77Q1 - Other Exhibits to Registrant's Semi-Annual Report on Form NSAR-A (File No. 811-08188) filed with the Securities and Exchange Commission on June 29, 2006.

          (3)  Not applicable.

          (4)(a) Form of Agreement and Plan of Acquisition and Liquidation between AllianceBernstein Corporate Bond Portfolio, a series of AllianceBernstein Bond Fund, Inc., and AllianceBernstein Emerging Market Debt Fund, Inc. - Constitutes Appendix G to Part A hereof.

             (b) Form of Agreement and Plan of Acquisition and Liquidation
                 between AllianceBernstein High Yield Fund, Inc. and AllianceBernstein Emerging Market Debt Fund, Inc. - Constitutes Appendix G to Part A hereof.

          (5)  Not Applicable

          (6) Amended Advisory Agreement between the Registrant and AllianceBernstein L.P. - Incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-72460 and 811-08188) filed with the Securities and Exchange Commission on January 31, 2005.

          (7)(a) Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. (formerly known as Alliance Fund Distributors, Inc.) - Incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 8 of Registrant's Registration Statement on Form-N-1A (File Nos. 33-72460 and 811-08188) filed with the Securities and Exchange Commission on October 31, 1997.

            (b)  Amendment to Distribution Services Agreement dated June 4, 1996
                 - Incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 6 of Registrant's Registration Statement on Form N-1A (File Nos. 33-72460 and 811-08188) filed on October 31, 1996.

            (c) Form of Selected Dealer Agreement between AllianceBernstein Investments, Inc. (formerly known as Alliance Fund Distributors, Inc.) and selected dealers offering shares of Registrant - Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-72460 and 811-08188) filed with the Securities and Exchange Commission on January 31, 2005.

            (d) Form of Selected Agent Agreement between AllianceBernstein Investments, Inc. (formerly known as Alliance Fund Distributors, Inc.) and selected agents offering shares of Registrant - Incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-72460 and 811-08188) filed with the Securities and Exchange Commission on January 31, 2005.

          (8)  Not applicable.

          (9)  Custody Agreement between the Registrant and The Bank of New York
               - Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 8 of Registrant's Registration Statement on Form N-1A (File Nos. 33-72460 and 811-08188) filed with the Securities and Exchange Commission on October 31, 1997.


          (10) (a) Rule 12b-1 Plan - See Exhibit (7)(a) hereto.

            (b) Amended and Restated Rule 18f-3 Plan dated September 30, 1996 - Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 6 of Registrant's Registration Statement on Form N-1A (File Nos. 33-72460 and 811-08188) filed with the Securities and Exchange Commission on October 31, 1996.

            (c) Form of Amended and Restated 18f-3 Plan - Incorporated by reference to Exhibit (n)(2) to Post-Effective Amendment No. 19 of Registrant's Registration Statement on Form N-1A (File Nos. 33-72460 and 811-08188) filed with the Securities and Exchange Commission on October 31, 2003.

          (11) Opinion and Consent of Seward & Kissel LLP regarding legality of securities being registered - Filed herewith.

          (12) Opinion and Consent of Seward & Kissel LLP as to tax consequences
               - To be filed by means of a Post-Effective Amendment.

          (13)(a)Transfer Agency Agreement between the Registrant and AllianceBernstein Investor Services, Inc. - Incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 8 of Registrant's Registration Statement on Form N-1A (File Nos. 33-72460 and 811-08188) filed with the Securities and Exchange Commission on October 31, 1997.

            (b) Code of Ethics for the Fund - Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 74 of the Registration Statement on Form N-1A of AllianceBernstein Bond Fund, Inc. (File Nos. 2-48227 and 811-2383), filed with the Securities and Exchange Commission on October 6, 2000, which is substantially identical in all material respects except as to the party which is the Registrant.

            (c) Code of Ethics for the AllianceBernstein L.P. - Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 4 of the Registration Statement on Form N-1A of The AllianceBernstein Pooling Portfolios (File Nos. 333-120487 and 811-21673) filed with the Securities and Exchange Commission on December 29, 2006.

          (14) Consent of Independent Registered Public Accounting Firm - Filed herewith.

          (15) Not applicable.

          (16) Powers of Attorney for: John H. Dobkin, William H. Foulk, Jr., Nancy P. Jacklin, Marshall C. Turner, Jr. and Earl D. Weiner - Filed herewith.

          (17) Not applicable.

ITEM 17.  Undertakings

          (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

          (3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Acquisitions described in this registration statement that contains an opinion of counsel supporting the tax matters discussed in this registration statement.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 17th day of August, 2007.

                               ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND, INC.

                                        By:  /s/ Marc O. Mayer
                                             -----------------
                                                 Marc O. Mayer
                                                 President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

      Signature                     Title                             Date
      ---------                     -----                             ----

(1)   Principal
      Executive Officer:


   /s/ Marc O. Mayer*           President and                    August 17, 2007
   ------------------           Chief Executive
       Marc O. Mayer            Officer



(2)   Principal Financial and Accounting Officer:

   /s/ Joseph J. Mantineo       Treasurer and                    August 17, 2007
   ----------------------       Chief Financial
       Joseph J. Mantineo       Officer

(3)   Majority of Directors:

      John H. Dobkin*
      William H. Foulk, Jr.*
      Nancy P. Jacklin*
      Marshall C. Turner, Jr.*
      Earl D. Weiner*

*By: /s/ Andrew L. Gangolf                                       August 17, 2007
     ---------------------
         Andrew L. Gangolf
        (Attorney-in-Fact)


                                INDEX OF EXHIBITS


Exhibit No.             Description of Exhibits
-----------             -----------------------

(11)                    Opinion and Consent of Seward & Kissel LLP

(14)                    Consent of Independent Registered Public Accounting Firm

(16)                    Powers of Attorney







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